SEMI-ANNUAL REPORT
March 31, 2003


-----------------
GE FUNDS


[GE LOGO OMITTED]

TABLE OF CONTENTS

LETTER FROM THE PRESIDENT .......................................................................................   2
GE FUNDS' BRIGHTEST STARS .......................................................................................   4
FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
   GE U.S. Equity Fund ..........................................................................................   5
   GE Value Equity Fund .........................................................................................   9
   GE Mid-Cap Growth Fund .......................................................................................  13
   GE Mid-Cap Value Equity Fund .................................................................................  17
   GE Small-Cap Value Equity Fund ...............................................................................  21
   GE Global Equity Fund ........................................................................................  25
   GE International Equity Fund .................................................................................  30
   GE Premier Growth Equity Fund ................................................................................  35
   GE Premier Research Equity Fund ..............................................................................  38
   GE Premier International Equity Fund .........................................................................  42
   GE Premier Value Equity Fund .................................................................................  46
   GE Fixed Income Fund .........................................................................................  50
   GE Government Securities Fund ................................................................................  59
   GE Short-Term Government Fund ................................................................................  63
   GE Tax-Exempt Fund ...........................................................................................  67
   GE Strategic Investment Fund..................................................................................  72
   GE Money Market Fund .........................................................................................  83
NOTES TO PERFORMANCE ............................................................................................  85
NOTES TO SCHEDULES OF INVESTMENTS ...............................................................................  87
FINANCIAL STATEMENTS
   Financial Highlights .........................................................................................  88
   Notes to Financial Highlights ................................................................................ 105
   Statements of Assets and Liabilities ......................................................................... 106
   Statements of Operations ..................................................................................... 110
   Statements of Changes in Net Assets .......................................................................... 114
   Notes to Financial Statements ................................................................................ 122
ADDITIONAL INFORMATION........................................................................................... 136
INVESTMENT TEAM ................................................................................................. 138
SHAREHOLDER INQUIRIES ........................................................................................... 141

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                       LETTER FROM THE PRESIDENT

DEAR SHAREHOLDER:

Attached is the Semi-Annual Report for the GE Funds for the six-month period ended March 31, 2003. I'd like to take this opportunity to review our perspective on the investment markets over the past year and share our outlook for the remainder of 2003. For more specific information about the performance of any of the GE Funds in your portfolio, you can refer to the commentaries provided by portfolio managers of each Fund, along with Fund specific data, which appear later in this report.

MARKET OVERVIEW
As last year came to a close, investors surveyed a decidedly unrewarding environment in which they had suffered through the worst U.S. equity market decline since the 1930's. During the same period, international equity markets only managed to look somewhat better, in U.S. dollar terms, due to the effect of the weakening dollar on translated foreign currency returns. The year 2002 capped three consecutive years of U.S. equity market declines; for the first time since 1939 - 1941 for the Dow and the S&P 500, and for the first time ever in the 30-year history of NASDAQ. Looking at different industry sectors around the globe, finding places to generate positive performance proved to be well-nigh "Mission Impossible", with no sector in the U.S. or Europe able to deliver positive performance as a whole. U.S. fixed income markets outperformed as long rates continued to slide. Short rates hit a 40-year low amid the generally easing stance adopted by the Federal Reserve, despite the Fed's being less active than in 2001 when short rates were slashed a total of 11 times. The good news is that overstretched equity valuations are beginning to look more reasonable as stock prices have tumbled and as earnings show signs of recovering. Some market observers have even been heard to claim that dividend yields on high quality stocks make them an attractive alternative to U.S. Treasury bonds.

After the close of this difficult year, which we hope saw the bottom of the bear market in early October, markets went on a roller coaster ride as diplomatic efforts failed to dislodge Saddam Hussein, and U.N. inspectors failed to uncover suspected weapons of mass destruction. As our coalition forces scored initial military successes, equity markets around the world roared to their best weekly performance in twenty years, with asset allocation shifts causing fixed income markets to bear the brunt of a sell-off.

Following the conclusion of the military phase of operation Iraqi Freedom, markets have responded constructively, with the S&P 500 up nearly 5%, and the NASDAQ up over 10%, through early May. First Quarter 2003 earnings for S&P 500 companies came in generally better than expected, up 13% versus the 1st Quarter of 2002. Economic data continues to be lackluster, with weak labor markets (higher unemployment and initial jobless claims), and such a lack of business pricing power that Fed Chairman Greenspan is expressing concern about the potential for deflation and hinting at the need to import inflation via a weaker dollar. The Fed appears to be ready to cut rates further to stimulate the economy, and can no longer point to the uncertainties of war as a reason to defer taking action. In recent testimony to Congress, Chairman Greenspan noted several reasons underpinning many economists' expectations for a 2nd half recovery, including a welcome pick-up in consumer confidence, improved financial markets, growing orders backlogs for non-defense capital goods (excluding aircraft), and lower energy prices.

MARKET OUTLOOK
Global markets present an even more contradictory array of challenges than usual, with a variety of forces influencing investor psychology.

THE PLUSES INCLUDE:
   o Positive resolution of the military phase of dealing with Iraq, however, "Winning the Peace" may present an even greater challenge.

   o Return of the Administration to dealing with the domestic agenda, and especially the need to pump up our anemic economy via a tax package. The lessons of George Bush (Sr.) in winning the Gulf war but losing the election are not lost on the current President's advisers; however, the Administration faces a tough battle to enact the tax stimulus package it wants.

   o Monetary policy, guided by the Federal Reserve under Chairman Alan Greenspan, whose job tenure appears secure in light of the President's endorsing him for another term, is expected to be accommodative.

   o First quarter reported corporate earnings provided encouraging signs of improvement, with positive surprises running ahead of negative surprises nearly four to one.

   o The economy, for all its areas of questionable weakness (will the consumer still spend, and will low interest rates and mortgage refinancings continue to provide people with spending money?) is still growing, albeit lethargically.

   o The oil price spike appears to be over in the aftermath of the Iraq Conflict, reducing a substantial drag on global economic growth.

   o The sheer duration and extent of recent market declines, as valuations plummeted from unsustainable "bubble" levels, coupled with a substantial amounts of potential equity demand from retail investors (low-yielding money market funds now aggregate nearly $2.5 trillion and individual cash as a percentage of the

Wilshire 5000 has risen from 25.7% in April 2000 to 55.7% currently) and institutional sources (looking for higher returns to rebuild their funds, plus making contributions to reduce substantial pension deficits), suggest that a recovery may be in the offing. Another positive way to assess the current U.S. equity environment is that we "only" need to achieve annual returns of 5.7% for the next seven years to equal the performance of the worst consecutive ten years of the past century (1929 - 1938), with a far less gargantuan challenge confronting our country now than it faced during the Depression.

   o Recent settlements involving Wall Street firms and individuals may mark the beginning of restoration of trust by investors in financial intermediaries and other corporations whose reputations have been battered by a spate of conflicted, inappropriate and sometimes criminal behavior.

THE MINUSES INCLUDE:
   o The uncertainties associated with a successful transition to a post-Saddam Hussein regime in Iraq, plus the costs of underwriting such an effort. The War on Terrorism continues, with countries like Iran, North Korea, and the remnants of Al-Queda, capable of inflicting damage on fragile worldwide recoveries.

   o Dealing with the geo-political fall-out from fractured relationships with France, Germany and Russia, and the difficulties of brokering a solution to the Arab-Israeli conflict (and with an Administration that has its own internal conflicts on how best to deal with theses issues).

   o Adding emphasis to the phrase, "it never rains but it pours", the outbreak of SARS around the world has added to the woes of many countries and industries, particularly those in the travel and tourism sectors.

   o Domestically, consumers remain extended in terms of debt levels, businesses are not investing in capital goods and the weak dollar scares off foreign financial investors.

On balance, the pluses outweigh the minuses, and we are looking for an earnings-led recovery, supported by the enactment of tax cuts in this 3rd Presidential year, to restore investor, consumer and business confidence as the economy picks up the pace during the 2nd half of the year.

FUND HIGHLIGHTS
Although the investment markets have presented significant challenges in recent times, we are proud to recognize the outstanding performance generated by a number of the GE Funds.

Morningstar, the independent mutual fund rating service has given its highest overall rating of five-stars to the GE PREMIER GROWTH EQUITY FUND, CLASS A, B, C AND Y. Through the end of March 2003, the Fund ranks in the top 5% of its competitive group for the past five-year period and top 20% for the past three-year period (all rankings referenced are for Class A shares compared to their respective Lipper peer groups).
Furthermore, the GE U.S. EQUITY FUND, CLASS A, B, C AND Y has achieved a four-star rating and the Fund ranks in the top 25% of its competitive group for the past one-year period and within the top 10% for both the three- and five-year periods.

The GE VALUE EQUITY FUND was ranked in the top 25% of its peer group for the one-and three-year period and in the top 10% for the ten-year period. Bond investors should note that the GE TAX-EXEMPT FUND performed in the top 10% of its peer group for the one- and three-year and in the top 25% for the five-year period.

At GE Funds, we take seriously our commitment to helping you make your goals a reality. Like you, we are focused on the long-term possibilities that the investment markets have to offer and continue to work hard to position our portfolios in ways that give you the best opportunity for success. To stay in touch with us, I encourage you to look at our website at www.gefn.com/mutualfunds.

Sincerely,

/S/Michael J. Cosgrove
CHAIRMAN, GE FUNDS MAY 9, 2003


MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER - GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.



                                                                                                          GE FUNDS' BRIGHTEST STARS

                                                                           AVERAGE ANNUAL RETURNS*
                                                                -----------------------------------------------
                                               INCEPTION        ONE            THREE       FIVE       SINCE        MORNINGSTARTM**
AS OF 3/31/03                                  DATE+            YEAR           YEARS       YEARS      INCEPTION    OVERALL RATING
                                               -----------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund Class A                     2/22/93        (23.83%)       (11.64%)    (1.52%)      8.99%        ****
GE U.S. Equity Fund Class B                    12/22/93        (24.41%)       (12.30%)    (2.26%)      8.59%        ****
GE U.S. Equity Fund Class C                     9/30/99        (24.26%)       (12.25%)     N/A        (7.25%)       ****
GE Premier Growth Equity Fund Class A          12/31/96        (24.71%)       (14.17%)     1.28%       6.96%        *****
GE Premier Growth Equity Fund Class B          12/31/96        (25.28%)       (14.80%)     0.52%       6.19%        *****
GE Premier Growth Equity Fund Class C           10/1/99        (25.24%)       (14.79%)     N/A        (7.11%)       *****
GE Mid-Cap Growth Fund Class C                  10/1/99        (28.24%)       (13.66%)     N/A        (4.29%)       ****

  +COMMENCEMENT OF OPERATIONS
 * MORE COMPLETE INFORMATION ON THE TOTAL RETURNS IS INCLUDED ON THE FOLLOWING PAGES.
 **THE GE U.S. EQUITY FUND WAS RATED AMONG 1,045 AND 706 LARGE BLEND FUNDS FOR
   THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE PREMIER GROWTH EQUITY FUND WAS RATED AMONG 846 AND 560 LARGE GROWTH FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY. THE GE MID-CAP GROWTH FUND WAS RATED AMONG 514 MID-CAP GROWTH FUNDS FOR THE THREE-YEAR PERIOD.
   MORNINGSTAR PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF 3/31/03. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THESE RATINGS MAY CHANGE MONTHLY. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION
   FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING FOR CONSISTENT PERFORMANCE. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. THE GE U.S. EQUITY FUND CLASS A AND CLASS B SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FOUR STARS FOR THE FIVE-YEAR PERIOD. THE GE U.S. EQUITY FUND CLASS C SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS A SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS B SHARES RECEIVED FIVE STARS FOR THE THREE-YEAR PERIOD AND FIVE STARS FOR THE FIVE-YEAR PERIOD. THE GE PREMIER GROWTH EQUITY FUND CLASS C SHARES RECEIVED FIVE STARS FOR THE THREE-YEAR PERIOD. THE GE MID-CAP GROWTH FUND CLASS C SHARES RECEIVED FOUR STARS FOR THE THREE-YEAR PERIOD. RATINGS FOR OTHER GE FUNDS OR OTHER CLASSES OF SHARES MAY BE DIFFERENT. NONE OF THE GE FUNDS SHOWN HAVE BEEN OFFERED LONG ENOUGH TO RECEIVE TEN YEAR RATINGS. THE TOP 10% OF THE FUNDS IN A CATEGORY RECEIVE FIVE STARS, THE NEXT 22.5% RECEIVE FOUR STARS, AND THE NEXT 35% RECEIVE THREE STARS.

                                                             GE U.S. EQUITY FUND

Q&A

Q. HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE U.S. Equity Fund advanced 3.81% for Class A shares, 3.41% for Class B shares, 3.63% for Class C shares, and 3.95% for Class Y shares for the six-month period ended March 31, 2003. The Fund's benchmark, the S&P 500 Index, returned 5.04% over the period and its Lipper peer group of 1035 Large Cap Core funds returned 3.30% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The Fund underperformed the S&P 500 benchmark primarily due to an underweight in technology over the six-month period. Technology stocks began to improve over the fourth quarter of 2002, as investors anticipated the economic recovery and better corporate earnings. The market continues to bid up these higher "beta" investments in the first quarter despite the Iraqi War. Evidence of this pattern was evident in the NASDAQ, which posted positive performance, unlike most of the other indices, for the first quarter of 2003. On the margin, we have been adding to our technology position over the past few months as we expect fundamentals to improve along side an improving economy. We continue to be cautious on valuations, as stocks do tend to get ahead of themselves in this growth sector.

Q.  WHICH SECTORS AND STOCKS PERFORMED WELL OVER THE PERIOD?

A. Consumer Staples, Consumer Discretionary, Industrials, Energy, Financial, and Materials all contributed to performance. Beverage holding PepsiCo (+9%), food product companies General Mills (+3.8%) and Sara Lee (+3.7%), and personal products leader Avon Products (+25%) were all notable contributors over the period. Media holdings in the consumer discretionary sector contributed the most to performance including Liberty Media (+36%), and Comcast (+32%). First Data (+33%) in the industrial sector did very well as the company executed on its earnings strategy and as investors anticipated a corporate-wide earnings recovery amid better economic fundamentals in the U.S. Citigroup (+18%) within the financial sector did well due to improved equity markets and a better lending environment.

Q. HOW HAS THE IRAQI WAR IMPACTED THE FUND?

A. The portfolio has done well over the past few months despite a very volatile market. With the advent of the war in March, the markets reacted with a rally because some of the uncertainty has diminished. The portfolio was not positioned defensively but rather reflects a diversified approach to investing in companies that we believe will "weather" the storm. While crisis events like war are difficult to anticipate and predict, history of these types of events leads us to believe that as we make progress in restoring stability and implementing a democracy, investors should react positively and the markets should improve over the long term.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND?

A. Following three straight down years, the market is obviously overdue for a recovery and we do expect a modest positive return as corporate earnings slowly recover later in the year. Despite recent progress made in the Iraqi War, uncertainty relating to terrorism and other geopolitical concerns will probably limit the upside potential of the market and result in a continuing period of above average volatility. This is the kind of environment where stock selection, driven by strong fundamental research, should pay off with good returns relative to the benchmark.

                                                             GE U.S. EQUITY FUND

---------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
Citigroup Inc.                         4.37%
---------------------------------------------
Microsoft Corp.                        3.09%
---------------------------------------------
Pfizer Inc.                            3.08%
---------------------------------------------
Johnson & Johnson                      2.96%
---------------------------------------------
Federal National Mortgage Assoc.       2.82%
---------------------------------------------
Exxon Mobil Corp.                      2.73%
---------------------------------------------
First Data Corp.                       2.60%
---------------------------------------------
Cardinal Health Inc.                   2.28%
---------------------------------------------
American International Group           2.04%
---------------------------------------------
Liberty Media Corp. (Series A)         1.86%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of U.S. companies.

LIPPER PERFORMANCE COMPARISON

Large Cap Core Peer Group

Based on average annual total returns for the periods ended 3/31/03

                        SIX       ONE      FIVE
                       MONTHS    YEAR      YEAR
                     ---------  ------    ------
Number of
Funds in
peer group:             1,035     969       512
-----------------------------------------------
Peer group
average annual
total return:           3.30% -25.78%    -5.00%
-----------------------------------------------
Lipper categories
in peer group: Large Cap Core

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

          GE US Equity         GE US Equity Fund w/load          S&P 500
----------------------------------------------------------------------
3/93        10,000.00                   9,425.00                10,000.00
9/93        10,487.48                   9,884.45                10,309.34
9/94        10,579.48                   9,971.16                10,689.34
9/95        13,420.99                  12,649.28                13,867.43
9/96        15,930.88                  15,014.85                16,687.22
9/97        22,265.53                  20,985.26                23,442.92
9/98        23,517.56                  22,165.30                25,579.25
9/99        30,053.79                  28,325.70                32,691.96
9/00        33,689.16                  31,752.04                37,021.57
9/01        27,723.48                  26,129.38                27,152.18
9/02        22,793.54                  21,482.91                21,588.71
3/03        23,661.84                  22,301.29                22,677.58

AVERAGE ANNUAL
TOTAL RETURN

                         SIX          ONE        FIVE        SINCE
                       MONTHS        YEAR        YEAR      INCEPTION
                       ------        ----        ----      ---------
GE U.S. Equity           3.81%      -23.83      -1.52%       8.99%
GE U.S. Equity W/LOAD   -2.16%      -28.21      -2.68%       8.35%
  MAXIMUM LOAD OF 5.75%
S&P 500                  5.04%      -24.76      -3.77%       8.53%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                GE US Equity     GE US Equity Fund w/load       S&P 500
----------------------------------------------------------------------
 12/22/93         10,000.00              10,000.00             10,000.00
 9/94              9,990.57               9,990.57             10,133.30
 9/95             12,579.81              12,579.81             13,146.06
 9/96             14,816.93              14,816.93             15,819.17
 9/97             20,558.50              20,558.50             22,223.45
 9/98             21,545.49              21,545.49             24,248.65
 9/99             27,326.99              27,326.99             30,991.37
 9/00             30,580.65              30,580.65             35,095.75
 9/01             25,165.42              25,165.42             25,739.75
 9/02             20,690.37              20,690.37             20,465.69
 3/03             21,478.56              21,478.56             21,497.92


AVERAGE ANNUAL TOTAL RETURN

                          SIX            ONE          FIVE          SINCE
                        MONTHSY          EAR          YEAR       INCEPTION
                        -------          ---          ----       ---------
GE U.S. Equity            3.41%        -24.41        -2.26%         8.59%
GE U.S. Equity W/LOAD    -0.59%        -27.43        -2.26%         8.59%
   MAXIMUM LOAD           4.00%         4.00%         0.00%         0.00%
S&P 500                   5.04%        -24.76        -3.77%         8.63%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE US Equity    GE US Equity Fund w/load      S&P 500
----------------------------------------------------------------------
9/30/99           10,000.00            10,000.00             10,000.00
  12/99           11,171.89            11,171.89             11,491.28
   3/00           11,372.41            11,372.41             11,773.02
   6/00           11,150.40            11,150.40             11,439.12
   9/00           11,125.34            11,125.34             11,324.36
  12/00           11,037.75            11,037.75             10,435.98
   3/01           10,109.34            10,109.34              9,200.32
   6/01           10,403.53            10,403.53              9,738.24
   9/01            9,089.24             9,089.24              8,305.46
  12/01            9,987.95             9,987.95              9,192.85
   3/02           10,146.06            10,146.06              9,219.23
   6/02            8,865.75             8,865.75              7,983.58
   9/02            7,415.77             7,415.77              6,603.67
  12/03            7,970.59             7,970.59              7,161.05
   3/03            7,684.68             7,684.68              6,936.74


AVERAGE ANNUAL TOTAL RETURN

                             SIX                ONE               SINCE
                            MONTHS              YEAR            INCEPTION
                            ------              ----            ---------
GE U.S. Equity               3.63%            -24.26%             -7.25%
GE U.S. Equity W/LOAD        2.63%            -25.02%             -7.25%
  MAXIMUM LOAD               1.00%              1.00%              0.00%
S&P 500                      5.04%            -24.76%             -9.92%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                    GE US Equity              S&P 500
------------------------------------------------------
 11/29/93             10,000.00              10,000.00
     9/94             10,096.06              10,258.34
     9/95             12,835.67              13,308.28
     9/96             15,270.71              16,014.38
     9/97             21,403.88              22,497.68
     9/98             22,657.63              24,547.88
     9/99             29,033.72              31,373.80
     9/00             32,627.05              35,528.83
     9/01             26,917.51              26,057.38
     9/02             22,185.15              20,718.23
     3/03             23,061.34              21,763.20


AVERAGE ANNUAL TOTAL RETURN

                      SIX           ONE          FIVE         SINCE
                    MONTHS         YEAR          YEAR       INCEPTION
                    ------         ----          ----       ---------
GE U.S. Equity       3.95%        -23.61        -1.27%         9.36%
S&P 500              5.04%        -24.76        -3.77%         8.69%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                             GE U.S. EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE U.S. EQUITY FUND

MARKET VALUE OF $565,743 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]
Financial                                     20.8%
Healthcare                                    16.5%
Industrials                                   11.9%
Consumer - Discretionary                      11.5%
Information Technology                        11.4%
Energy                                         7.6%
Short Term                                     6.7%
Consumer -  Staples                            6.4%
Telecommunication Services                     3.2%
Materials                                      2.1%
Utilities                                      1.9%

                                             NUMBER
                                          OF SHARES               VALUE
-----------------------------------------------------------------------------
COMMON STOCK -- 97.9%
-----------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 12.0%

AOL Time Warner Inc.                        192,483        $  2,090,365(a)
Best Buy Co. Inc.                            39,505           1,065,450(a)
Carnival Corp.                              178,183           4,295,992(j)
Catalina Marketing Corp.                    133,086           2,559,244(a)
Comcast Corp. (Class A)                      36,295           1,037,674(a)
Comcast Corp. (Class A Special)             358,349           9,851,014(a)
Costco Wholesale Corp.                       27,101             813,843(a)
eBay Inc.                                     8,799             750,467(a)
Gannett Co. Inc.                             18,533           1,305,279
Home Depot Inc.                             320,808           7,814,883
Liberty Media Corp. (Series A)            1,082,291          10,530,691(a)
Lowe's Cos. Inc.                             21,447             875,467
Omnicom Group                                57,084           3,092,240
Target Corp.                                284,585           8,326,957
Viacom Inc. (Class B)                       118,578           4,330,469(a)
Wal-Mart Stores Inc.                         94,590           4,921,518
Walt Disney Co.                              75,133           1,278,764(h)
                                                             64,940,317

CONSUMER STAPLES -- 6.8%

Altria Group Inc.                            52,792           1,581,648
Anheuser-Busch Cos. Inc.                     54,994           2,563,270(h)
Avon Products Inc.                           49,495           2,823,690
Colgate-Palmolive Co.                        67,071           3,651,345
General Mills Inc.                           35,196           1,603,178
Kimberly-Clark Corp.                         95,250           4,330,065
PepsiCo. Inc.                               247,441           9,897,640
Procter & Gamble Co.                         34,646           3,085,226
Sara Lee Corp.                              147,322           2,754,921
Sysco Corp.                                  86,341           2,196,515
The Gillette Co.                             63,243           1,956,738
                                                             36,444,236

                                             NUMBER
                                          OF SHARES              VALUE

ENERGY -- 8.0%

Anadarko Petroleum Corp.                     51,695        $  2,352,123
Baker Hughes Inc.                           135,284           4,049,050
BP PLC. ADR                                  69,842           2,695,203
Burlington Resources Inc.                    78,477           3,744,138(j)
ConocoPhillips                               96,240           5,158,464
EnCana Corp.                                106,689           3,452,456
Exxon Mobil Corp.                           441,931          15,445,488(h)
Nabors Industries Ltd.                      103,008           4,106,929(a,j)
Schlumberger Ltd.                            55,543           2,111,189
                                                             43,115,040

FINANCIAL -- 21.7%

AFLAC Inc.                                   41,796           1,339,562
American Express Co.                        177,686           5,904,506
American International Group                233,339          11,538,614
Bank of America Corp.                       136,936           9,152,802
Bank One Corp.                               54,994           1,903,892
Berkshire Hathaway Inc.
   (Class B)                                  1,353           2,891,361(a,j)
Citigroup Inc.                              716,939          24,698,549
Federal Home Loan
   Mortgage Corp.                            53,455           2,838,461
Federal National Mortgage
   Association                              243,702          15,925,926
FleetBoston Financial Corp.                  57,743           1,378,903
Hartford Financial Services
   Group Inc.                                94,039           3,318,636
JP Morgan Chase & Co.                        91,842           2,177,574
Lehman Brothers Holdings Inc.                28,047           1,619,714
Lincoln National Corp.                       51,145           1,432,060
Marsh & McLennan Cos. Inc.                  150,135           6,400,255
Mellon Financial Corp.                      134,188           2,852,837
Morgan Stanley                               52,795           2,024,688
State Street Corp.                           97,121           3,071,937(e)
The Allstate Corp.                          117,336           3,892,035
Travelers Property Casualty
   Corp. (Class B)                           50,595             713,895
US Bancorp                                  146,285           2,776,489
Wachovia Corp.                              112,409           3,829,775
Wells Fargo & Co.                           120,437           5,418,461
                                                            117,100,932

HEALTHCARE -- 17.3%

Abbott Laboratories                         182,582           6,866,909
Apogent Technologies Inc.                   111,005           1,618,453(a)
Baxter International Inc.                     6,599             123,005
Biogen Inc.                                  16,828             504,167(a)
Bristol-Myers Squibb Co.                     27,490             580,864
Cardinal Health Inc.                        226,026          12,876,701(h)
DENTSPLY International Inc.                  60,494           2,104,586
Eli Lilly & Co.                              14,298             817,131
HCA Inc.                                     11,549             477,667
IMS Health Inc.                              40,696             635,265
Johnson & Johnson                           289,719          16,766,039
Lincare Holdings Inc.                       164,983           5,063,328(a,j)
Merck & Co. Inc.                            172,680           9,459,410(h)
Pfizer Inc.                                 559,126          17,422,366

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                   NUMBER
                                                OF SHARES          VALUE

Pharmacia Corp.                                  170,483       $7,381,914
Sybron Dental Specialties Inc.                    15,948          278,293(a)
UnitedHealth Group Inc.                           13,308        1,219,944
WebMD Corp.                                       29,302          264,304(a,j)
Wyeth                                            233,403        8,827,301(h)
                                                               93,287,647

INDUSTRIALS -- 12.5%

Automatic Data Processing                        112,188        3,454,269
Burlington Northern
   Santa Fe Corp.                                 76,992        1,917,101
Certegy Inc.                                     105,039        2,646,983(a,j)
Concord EFS Inc.                                 149,585        1,406,099(a,j)
Danaher Corp.                                     13,748          904,068(j)
Dover Corp.                                      182,030        4,408,767(h)
Eaton Corp.                                       18,148        1,269,453
Emerson Electric Co.                             103,268        4,683,204
Equifax Inc.                                     128,686        2,572,433(j)
First Data Corp.                                 397,057       14,695,080
General Dynamics Corp.                            58,184        3,204,193
Lockheed Martin Corp.                             65,445        3,111,910
Northrop Grumman Corp.                            31,072        2,665,978
Paychex Inc.                                      14,848          407,875
Pitney Bowes Inc.                                 35,317        1,127,319
3M Co.                                            40,608        5,280,258
Tyco International Ltd.                           17,598          226,310
Union Pacific Corp.                               45,096        2,480,280
United Technologies Corp.                        137,024        7,917,247
Waste Management Inc.                            131,986        2,795,463
                                                               67,174,290

INFORMATION TECHNOLOGY -- 12.0%

Analog Devices Inc.                              158,384        4,355,560(a)
Applied Materials Inc.                           327,215        4,116,365(a)
BMC Software Inc.                                  7,150          107,894(a)
Cisco Systems Inc.                               436,970        5,671,871(a)
Dell Computer Corp.                              226,576        6,187,791(a)
Electronic Data Systems Corp.                     37,397          658,187
Intel Corp.                                      377,150        6,140,002
International Business
   Machines Corp.                                 68,193        5,348,377
Intuit Inc.                                      108,889        4,050,671(a)
Microsoft Corp.                                  722,075       17,481,436
Molex Inc. (Class A)                             240,875        4,429,691(j)
Oracle Corp.                                     409,713        4,444,976(a)
Unisys Corp.                                     135,287        1,252,758(a,j)
Yahoo Inc.                                        20,900          502,018(a,j)
                                                               64,747,597

MATERIALS -- 2.2%

Alcoa Inc.                                       108,466        2,102,071
Barrick Gold Corp.                               125,387        1,951,022
E.I. du Pont de Nemours
   and Co.                                        46,745        1,816,511
Rohm & Haas Co.                                   50,045        1,490,340
Weyerhaeuser Co.                                  95,690        4,576,853(j)
                                                               11,936,797

                                                   NUMBER
                                                OF SHARES         VALUE

TELECOMMUNICATION SERVICES -- 3.4%

AT&T Corp.                                        87,990    $   1,425,438
SBC Communications Inc.                          138,036        2,769,002
Verizon Communications Inc.                      177,633        6,279,327
Vodafone Group PLC. ADR                          423,456        7,715,368(j)
                                                               18,189,135

UTILITIES -- 2.0%

Dominion Resources Inc.                           78,617        4,353,023
Duke Energy Corp.                                 54,990          799,555
Entergy Corp.                                     64,893        3,124,598
Exelon Corp.                                      37,397        1,885,183
FirstEnergy Corp.                                 25,291          796,661
                                                               10,959,020

TOTAL INVESTMENTS IN SECURITIES
(COST $600,536,691)                                           527,895,011

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.0%
------------------------------------------------------------------------------

GEI Short-Term
Investment Fund                               11,302,220       11,302,220(l)
State Street Navigator Securities
Lending Prime Portfolio                       26,060,838       26,060,838(e,p)
                                                               37,363,058

                                             PRINCIPAL
                                                AMOUNT             VALUE
------------------------------------------------------------------------------
TIME DEPOSIT -- 0.1%
State Street Bank
        1.25%04/01/03                      $     485,000          485,000(e)

TOTAL SHORT-TERM INVESTMENTS
(COST $37,848,058)                                             37,848,058

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (4.9)%                                                    (26,486,241)

NET ASSETS-- 100%                                           $ 539,256,828
------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at March 31, 2003:

                                     NUMBER         CURRENT
                  EXPIRATION           OF           NOTIONAL       UNREALIZED
DESCRIPTION           DATE         CONTRACTS         VALUE        DEPRECIATION
------------------------------------------------------------------------------

S&P 500            June 2003          4          $   847,000$       (23,325)


----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

GE VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The portfolio returned 3.41% for Class A shares, 2.90% for Class B shares, 3.10% for Class C shares and 3.49% for Class Y shares for the six-month period ended March 31, 2003. The Fund underperformed its benchmark, the S&P 500/BARRA Value Composite Index, which returned 3.88% for the period, and performed in line with its Lipper peer group of 1035 Large Cap Core funds, which returned 3.30% during the period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. Our performance was negatively impacted by our stock selection in Healthcare, Telecom Services, Information Technology and Utilities, and our underweight in Information Technology.

Q.  WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The holdings that helped us the most were our overweights in Analog Devices, First Data and Liberty Media, and the absence of Coca-Cola in the portfolio. On the other hand, not owning Amgen, Yahoo and Corning, and being overweight in General Dynamics and Northrop Grumman hurt our performance.

Q. WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT YOUR FUND?

A. Over the last six months, the stock market continued to be volatile, as speculation and news about the impending war with Iraq impacted stock prices more than Fed activity, economic data or earnings. Though the war has had little impact on our investment decisions, since we have a long-term focus, it has impacted the overall economy and corporate earnings. Based on comments from many large corporations, it seems that companies are holding off on capital expenditures and hiring until the war is over. Therefore, the war may be causing the economy to remain sluggish.

    We continue to look at the swings in the market as opportunities to scale, buy or sell those stocks that become respectively undervalued or overvalued relative to the market, to their peers and/or to their earnings growth rate.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to be volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. Our approach for finding under-appreciated stocks with an investment catalyst has positioned the portfolio for solid relative performance over the next several years.

                                                            GE VALUE EQUITY FUND

--------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
--------------------------------------------
Citigroup Inc.                         3.61%
--------------------------------------------
Exxon Mobil Corp.                      3.32%
--------------------------------------------
Microsoft Corp.                        3.01%
--------------------------------------------
Johnson & Johnson                      2.56%
--------------------------------------------
Pfizer Inc.                            2.35%
--------------------------------------------
Bank of America Corp.                  2.20%
--------------------------------------------
Merck & Co. Inc.                       2.20%
--------------------------------------------
Federal National Mortgage Assoc.       2.11%
--------------------------------------------
Target Corp.                           1.88%
--------------------------------------------
Wells Fargo & Co.                      1.81%
--------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/03

                           SIX                 ONE             FIVE
                          MONTHS              YEAR             YEAR
                          ------              ----             ----
Number of
Funds in
peer group:                1,035               969              512
--------------------------------------------------------------------
Peer group
average annual
total return:               3.30%           -25.78%           -5.00%

Lipper categories
in peer group: Large Cap Core

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES

[Line graph omitted--plot points as follows:]

          GE Value Equity Fund       GE Value Equity Fund w/load          S&P 500/BARRA Value             Russell 1000  Value

9/8/93         10,000.00                       9,425.00                         10,000.00                      10,000.00
  9/94          9,925.18                       9,354.48                         10,055.17                       9,956.71
  9/95         12,288.84                      11,582.23                         12,841.13                      12,708.85
  9/96         14,770.05                      13,920.77                         15,237.49                      14,995.17
  9/97         20,647.82                      19,460.57                         21,224.50                      21,343.72
  9/98         21,858.34                      20,601.48                         21,196.72                      22,107.10
  9/99         27,834.55                      26,234.06                         25,709.51                      26,249.88
  9/00         30,993.92                      29,211.77                         29,225.47                      28,562.77
  9/01         26,049.44                      24,551.60                         24,280.91                      26,004.99
  9/02         21,557.78                      20,318.21                         18,905.85                      21,601.41
  3/03         22,293.49                      21,011.62                         19,640.28                      22,450.55

AVERAGE ANNUAL
TOTAL RETURN

                            SIX             ONE            FIVE         SINCE
                            MONTH          YEAR            YEAR       INCEPTION
                            -----          ----            ----       ---------
GE Value Equity              3.41%        -23.18          -1.24%         8.75%
GE Value Equity w/load      -2.58-         27.59          -2.41%         8.07%
   MAXIMUM LOAD OF 5.75%
S&P 500/BARRA Value          3.88%        -26.18          -4.09%         7.30%
Russell 1000 Value           3.93%        -22.78          -2.05%         8.81%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

             GE Value Equity Fund       GE Value Equity Fund w/load       S&P 500/BARRA Value         Russell 1000  Value
    9/8/93         10,000.00                    10,000.00                     10,000.00                    10,000.00
      9/94          9,873.06                     9,873.06                     10,055.17                     9,956.71
      9/95         12,139.56                    12,139.56                     12,841.13                    12,708.85
      9/96         14,461.66                    14,461.66                     15,237.49                    14,995.17
      9/97         20,078.03                    20,078.03                     21,224.50                    21,343.72
      9/98         21,145.87                    21,145.87                     21,196.72                    22,107.10
      9/99         26,785.19                    26,785.19                     25,709.51                    26,249.88
      9/00         29,581.81                    29,581.81                     29,225.47                    28,562.77
      9/01         24,709.06                    24,709.06                     24,280.91                    26,004.99
      9/02         20,448.52                    20,448.52                     18,905.85                    21,601.41
      3/03         21,146.37                    21,146.37                     19,640.28                    22,450.55

AVERAGE ANNUAL TOTAL RETURN

                               SIX          ONE           FIVE           SINCE
                              MONTHS        YEAR          YEAR        INCEPTION
                              ------        ----          ----        ---------
GE Value Equity                2.90%       -23.88        -1.94%          8.14%
GE Value Equity w/load        -1.10%       -26.93        -1.94%          8.14%
   MAXIMUM LOAD                4.00%         4.00%        0.00%          0.00%
S&P 500/BARRA Value            3.88%       -26.18        -4.09%          7.30%
Russell 1000 Value             3.93%       -22.78        -2.05%          8.81%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

             GE Value Equity Fund       GE Value Equity Fund w/load       S&P 500/BARRA Value       Russell 1000  Value
   9/30/99         10,000.00                    10,000.00                       10,000.00               10,000.00
      3/00         11,275.85                    11,275.85                       10,937.98               10,592.29
      9/00         11,053.00                    11,053.00                       11,367.57               10,881.11
      3/01         10,167.71                    10,167.71                       10,794.21               10,611.34
      9/01          9,207.06                     9,207.06                        9,444.33                9,906.71
      3/02         10,221.47                    10,221.47                       10,348.94               11,075.39
      9/02          7,558.74                     7,558.74                        7,353.64                8,229.15
      3/03          7,793.32                     7,793.32                        7,639.31                8,552.63

AVERAGE ANNUAL TOTAL RETURN

                               SIX               ONE               SINCE
                            MONTHS              YEAR           INCEPTION
                            ------              ----           ---------
GE Value Equity              3.10%            -23.76%           -6.87%
GE Value Equity W/LOAD       2.10%            -24.52%           -6.87%
   MAXIMUM LOAD              1.00%              1.00%            0.00%
S&P 500/BARRA Value          3.88%            -26.18%           -7.41%
Russell 1000 Value           3.93%            -22.78%           -4.37%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

             GE Value Equity Fund         S&P 500/BARRA Value        Russell 1000  Value
    1/5/98         10,000.00                  10,000.00                    10,000.00
      9/98         10,380.00                   9,770.72                     9,915.97
      3/99         12,999.59                  11,788.97                    11,726.11
      9/99         13,270.42                  11,850.90                    11,774.18
      3/00         15,036.65                  12,962.49                    12,471.55
      9/00         14,804.80                  13,471.60                    12,811.61
      3/01         13,688.44                  12,792.11                    12,493.98
      9/01         12,481.33                  11,192.39                    11,664.34
      3/02         13,921.82                  12,264.42                    13,040.36
      9/02         10,355.75                   8,714.73                     9,689.15
      3/03         10,717.39                   9,053.27                    10,070.02

AVERAGE ANNUAL TOTAL RETURN

                          SIX           ONE              FIVE            SINCE
                        MONTHS         YEAR              YEAR        INCEPTION
                        ------         ----              ----        ---------
GE Value Equity          3.49%        -23.02            -0.95%          1.33%
S&P 500/BARRA Value      3.88%        -26.18            -4.09%         -1.88%
Russell 1000 Value       3.93%        -22.78            -2.05%          0.13%

GE VALUE EQUITY FUND GE VALUE EQUITY FUND W/LOAD
S&P 500/BARRA VALUE RUSSELL 1000 VALUE

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                            GE VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE VALUE EQUITY FUND

MARKET VALUE OF $61,442 (IN THOUSANDS)

Pie chart omitted--plot points as follows:]

Financial                                                            22.5%
Healthcare                                                           13.4%
Information Technology                                               12.2%
Industrials                                                          11.7%
Consumer - Discretionary                                              9.4%
Energy                                                                9.4%
Consumer - Staples                                                    8.0%
Materials                                                             4.5%
Utilities                                                             3.3%
Telecommunication Services                                            3.1%
Short Term                                                            2.5%

                                                    NUMBER
                                                 OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 98.4%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 9.5%

AOL Time Warner Inc.                              39,568           $429,709(a)
Comcast Corp. (Class A)                            7,009            200,387(a)
Comcast Corp. (Class A Special)                   14,809            407,099(a)
Costco Wholesale Corp.                             9,044            271,591(a)
Federated Department Stores                        3,278             91,850(a)
Gannett Co. Inc.                                   3,810            268,338
Home Depot Inc.                                   14,131            344,231
Liberty Media Corp. (Series A)                    45,220            439,991(a,h)
Lowe's Cos. Inc.                                   4,409            179,975
Omnicom Group                                      5,653            306,223
Target Corp.                                      39,568          1,157,760(h)
Viacom Inc. (Class B)                             10,915            398,616(a)
Wal-Mart Stores Inc.                              19,445          1,011,723(h)
Walt Disney Co.                                   15,445            262,874
                                                                  5,770,367

CONSUMER - STAPLES -- 8.1%

Altria Group Inc.                                  5,653            169,364
Anheuser-Busch Cos. Inc.                          11,305            526,926(h)
Avon Products Inc.                                10,175            580,484
Clorox Co.                                         2,261            104,390
Colgate-Palmolive Co.                              4,296            233,874
ConAgra Foods Inc.                                 6,783            136,203
General Mills Inc.                                 7,235            329,554
Kimberly-Clark Corp.                              13,566            616,710
PepsiCo. Inc.                                     23,741            949,640(h)
Procter & Gamble Co.                               7,122            634,214
Sara Lee Corp.                                    21,027            393,205
Sysco Corp.                                        9,496            241,578
                                                                  4,916,142

                                                   NUMBER
                                                OF SHARES            VALUE

ENERGY -- 9.5%

Baker Hughes Inc.                                 13,566           $406,030
BP PLC. ADR                                       11,305            436,260
Burlington Resources Inc.                         12,888            614,887
ConocoPhillips                                    19,784          1,060,422
EnCana Corp.                                      21,932            709,720
EOG Resources Inc.                                 4,190            165,756
Exxon Mobil Corp.                                 58,334          2,038,773
Nabors Industries Ltd.                             9,270            369,595(a)
                                                                  5,801,443

FINANCIAL -- 22.7%

American Express Co.                              19,725            655,462
American International Group                      20,415          1,009,522
AON Corp.                                          3,392             70,147
Bank of America Corp.                             20,236          1,352,574
Blackrock Inc. (Class A)                           7,360            320,454(a)
Citigroup Inc.                                    64,357          2,217,099
Federal Home Loan
   Mortgage Corp.                                 10,988            583,463
Federal National Mortgage
   Association                                    19,806          1,294,322
FleetBoston Financial Corp.                       11,870            283,456
Hartford Financial Services
   Group Inc.                                     19,332            682,226
JP Morgan Chase & Co.                             18,880            447,645
Lehman Brothers Holdings Inc.                      2,939            169,727
Lincoln National Corp.                            10,514            294,392
Marsh & McLennan Cos. Inc.                        14,357            612,039
Mellon Financial Corp.                            15,149            322,068
Morgan Stanley                                    10,853            416,213
Prudential Financial Inc.                          6,783            198,403
The Allstate Corp.                                18,540            614,972
Travelers Property Casualty
   Corp. (Class B)                                 6,783             95,708
US Bancorp                                        21,932            416,269
Wachovia Corp.                                    16,279            554,626
Waddell & Reed Financial Inc.
   (Class A)                                       4,070             71,510
Wells Fargo & Co.                                 24,758          1,113,862
                                                                 13,796,159

HEALTHCARE -- 13.5%

Abbott Laboratories                               11,983            450,681
AmerisourceBergen Corp.                            1,978            103,845
Baxter International Inc.                          1,357             25,294
Biogen Inc.                                        2,713             81,281(a)
Bristol-Myers Squibb Co.                           1,131             23,898
Cardinal Health Inc.                              15,827            901,664
Eli Lilly & Co.                                    2,939            167,964
HCA Inc.                                           5,200            215,072
Johnson & Johnson                                 27,223          1,575,395
Merck & Co. Inc.                                  24,645          1,350,053
Pfizer Inc.                                       46,351          1,444,297

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                   NUMBER
                                                OF SHARES            VALUE

Pharmacia Corp.                                   24,871         $1,076,914
Schering-Plough Corp.                              2,713             48,373
UnitedHealth Group Inc.                            1,809            165,831
Wyeth                                             15,827            598,577
                                                                  8,229,139

INDUSTRIALS -- 11.8%

Automatic Data Processing                          1,357             41,782
Burlington Northern
   Santa Fe Corp.                                 15,827            394,092
Caterpillar Inc.                                   2,713            133,480
Certegy Inc.                                       7,235            182,322(a)
Danaher Corp.                                      1,357             89,236
Deere & Co.                                        5,426            213,025
Dover Corp.                                        1,922             46,551(h)
Eaton Corp.                                        3,731            260,983
Emerson Electric Co.                              16,456            746,280(h)
First Data Corp.                                  22,610            836,796
General Dynamics Corp.                             9,835            541,613
Lockheed Martin Corp.                              8,479            403,176
Northrop Grumman Corp.                             6,387            548,005
Pitney Bowes Inc.                                  7,260            231,739
Raytheon Co.                                       7,348            208,463
Rockwell Collins Inc.                              6,331            116,300
3M Co.                                             5,705            741,821
Union Pacific Corp.                                6,783            373,065
United Technologies Corp.                         18,599          1,074,650
                                                                  7,183,379

INFORMATION TECHNOLOGY -- 12.3%

Analog Devices Inc.                               22,836            627,990(a,h)
Applied Materials Inc.                            26,115            328,527(a)
Axcelis Technologies Inc.                         15,262             72,189(a)
BMC Software Inc.                                  7,348            110,881(a)
Cisco Systems Inc.                                29,167            378,588(a)
Dell Computer Corp.                               18,992            518,672(a)
Electronic Data Systems Corp.                      7,687            135,291
EMC Corp.                                         26,002            187,994(a)
Hewlett-Packard Co.                               15,827            246,110
Intel Corp.                                       45,197            735,807
International Business
   Machines Corp.                                 14,018          1,099,432
Intuit Inc.                                        2,826            105,127(a)
Microsoft Corp.                                   76,422          1,850,177
Molex Inc. (Class A)                               6,105            112,271
Oracle Corp.                                      53,699            582,580(a)
Synopsys Inc.                                      2,826            120,275(a)
Texas Instruments Inc.                             9,044            148,050
Unisys Corp.                                      15,827            146,558(a)
                                                                  7,506,519

                                                  NUMBER
                                               OF SHARES             VALUE
MATERIALS -- 4.5%

Alcoa Inc.                                        13,001       $    251,959
Barrick Gold Corp.                                25,775            401,059
E.I. du Pont de Nemours
and Co.                                            9,609            373,406
Newmont Mining Corp.                               9,948            260,140
Praxair Inc.                                       4,748            267,550
Rayonier Inc.                                      3,731            164,388
Rohm & Haas Co.                                   10,288            306,377
Weyerhaeuser Co.                                  15,036            719,172
                                                                  2,744,051

TELECOMMUNICATION SERVICES -- 3.1%

AT&T Corp.                                        18,088            293,026
SBC Communications Inc.                           28,376            569,223
Verizon Communications Inc.                       29,167          1,031,053(h)
                                                                  1,893,302

UTILITIES -- 3.4%

Dominion Resources Inc.                           12,209            676,012
Duke Energy Corp.                                 11,305            164,375
Entergy Corp.                                      8,479            408,264
Exelon Corp.                                       7,687            387,502
FirstEnergy Corp.                                 10,157            319,946
Progress Energy Inc.                               2,261             88,518
                                                                  2,044,617

TOTAL INVESTMENTS IN SECURITIES
 (COST $67,851,486)                                              59,885,118

-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.6%
-----------------------------------------------------------------------------
GEI Short-Term Investment Fund
(COST $1,556,685)                              1,556,685          1,556,685(l)

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET (1.0)%                                                         (592,214)


NET ASSETS-- 100%                                              $ 60,849,589

-----------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------

       The GE Value Equity Fund had the following short futures contracts open at March 31, 2003:
                                    NUMBER            CURRENT
                  EXPIRATION          OF              NOTIONAL      UNREALIZED
DESCRIPTION          DATE         CONTRACTS            VALUE       APPRECIATION
-------------------------------------------------------------------------------
S&P 500            June 2003          1           $    (212,500)         $750

-------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

Q&A

Q. HOW DID THE GE MID-CAP GROWTH FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX MONTHS ENDED MARCH 31, 2003?

A. The GE Mid-Cap Growth Fund was down -1.73% for Class A shares, -2.19% for Class B shares, -1.90% for Class C shares, and -1.69% for Class Y shares for the six-month period ended March 31, 2003, while the Russell MidCap Index increased 5.36%. The Fund underperformed the Lipper peer group of 304 Mid Cap Core funds, which returned an average of 1.59%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Mid-Cap Growth Fund underperformed its benchmark mainly due to the performance of certain holdings within the healthcare, industrial and technology sectors. In addition, our overweight in the aerospace and defense industry detracted from performance. Holdings in the healthcare sector, such as service providers Tenet Healthcare and Amerisource Bergen, along with equipment supplier Apogent Technologies, hindered performance. Finally, certain technology holdings, such as Intuit and Molex, together with a position in industrial sector firm Concord EFS, negatively impacted performance.

    On the positive side, our overweighting in the energy sector helped returns for the period. Strong commodity prices and refining margins fueled solid performance from stocks like Valero Energy and BJ Services. Our underweight in the materials sector combined with strong stock selection in this sector, such as holdings in Sealed Air and Praxair, benefited returns.

Q.   WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. We continue to focus on investing in companies with solid earnings growth prospects, strong visibility, and superior fundamentals for the long term. New companies being added to the Fund must be priced reasonably based on earnings growth in comparison to the market, as well as in comparison to their respective peer groups. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term. We do not and will not invest in, or speculate on, companies with no material track record in managing their businesses.

Q.   WHICH INVESTMENTS STAND OUT?

A. Economically sensitive sectors, including technology and energy, were a major focus of investors over the past six months. The Fund's performance benefited from these trends. Specific Fund holdings within these sectors include semiconductor companies Analog Devices, up 40%, and Atmel up 51%, as well as software firm Symantec, up 17%. The energy sector featured healthy returns from oil & gas stocks, including Valero Energy, up 57%, and energy equipment companies BJ Services, up 32%, and Nabors Industries, up 56%. Several investments in the healthcare sector posted solid returns including Medimmune, up 57%, Barr Laboratories, up 37% and Gilead Sciences, up 25%. Finally, our position in Sealed Air paid off nicely during the period, with the stock increasing 138%, as this packaging firm settled some outstanding asbestos issues.

Q.   WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the past six months, we have repositioned the Fund in several areas. We have taken advantage of depressed prices in consumer discretionary stocks in an effort to gradually increase our exposure to this economically sensitive sector. We are focusing on companies whose earnings have held up reasonably well during this period of uncertainty, and which are well situated to benefit from an improving economy. To fund these purchases, we have been reducing our overweight positions in both the healthcare and energy sectors where stock performance has been good and where we believe valuations fully reflect positive fundamentals.

Q.   WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that a modest recovery in the U.S. economy will continue in the second half of 2003 as the impact of the war with Iraq fades and potential fiscal stimulus kicks in. While not overly optimistic about the magnitude of such a recovery, we are increasing the Fund's exposure to more cyclical investment opportunities, through new holdings in the consumer discretionary and technology sectors. We remain underweight in financials, particularly regional banks, as we believe the stocks do not fully reflect the negative impact of recent, and potential, interest rate cuts. We are overweight in the industrial sector, as we think these stocks will also benefit from an improved economy and are trading at attractive valuations. Finally, we remain overweight in healthcare, due to positive demographic trends and an above average growth outlook.

GE MID-CAP GROWTH FUND

CHANGE IN VALUE OF A $10,000 INVESTMENT

---------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
Quest Diagnostics                      2.46%
---------------------------------------------
AmerisourceBergen Corp.                2.07%
---------------------------------------------
Barr Laboratories Inc.                 1.83%
---------------------------------------------
Danaher Corp.                          1.73%
---------------------------------------------
Mettler Toledo International Inc.      1.73%
---------------------------------------------
Thermo Electron Corp.                  1.68%
---------------------------------------------
Affiliated Computer Services Inc.
   (Class A)                           1.60%
---------------------------------------------
Viad Corp.                             1.58%
---------------------------------------------
Everest Re Group Ltd.                  1.57%
---------------------------------------------
American International Group           1.55%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes have above-average growth potential.

LIPPER PERFORMANCE COMPARISON
Mid Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/03

                       SIX      ONE        FIVE
                     MONTHS     YEAR       YEAR
                     ------     ----       ----
Number of
Funds in
peer group:            304      298         123
------------------------------------------------
Peer group
average annual
total return:         1.59%  -23.89%       0.31%
------------------------------------------------

Lipper categories
in peer group: Mid Cap Core

CLASS A SHARES++

[Line graph omitted--plot points as follows:]

              GE Mid-Cap Growth Fund     GE Mid-Cap Growth Fund w/load         S&P MidCap 400          Russell Mid-Cap Index
9/8/1993             10,000.00                     9,425.00                        10,000.00                 10,000.00
    9/94             10,251.10                     9,661.66                        10,262.83                 10,194.13
    9/95             13,743.36                    12,953.12                        12,919.75                 12,941.70
    9/96             15,715.18                    14,811.56                        14,730.65                 15,016.28
    9/97             20,917.94                    19,715.16                        20,490.44                 20,286.57
    9/98             17,547.72                    16,538.72                        19,213.60                 19,058.35
    9/99             19,987.85                    18,838.54                        24,048.16                 22,758.86
    9/00             26,671.68                    25,138.06                        34,444.50                 29,933.90
    9/01             21,100.72                    19,887.43                        27,915.01                 23,247.91
    9/02             17,892.84                    16,864.00                        26,604.30                 21,164.53
    3/03             17,583.93                    16,572.86                        26,906.26                 22,298.10

AVERAGE ANNUAL
TOTAL RETURN

                              SIX           ONE         FIVE           SINCE
                            MONTHS         YEAR         YEAR         INCEPTION
                            ------         ----         ----         ---------
GE Mid-Cap Growth           -1.73%        -27.7        -4.75%          6.08%
GE Mid-Cap Growth W/LOAD    -7.38%        -31.8        -5.86%          5.42%
   MAXIMUM LOAD OF 5.75%
Russell MidCap Index         5.36%        -21.4        -0.36%          8.73%


CLASS B SHARES

[Line graph omitted--plot points as follows:]

           GE Mid-Cap Growth Fund     GE Mid-Cap Growth Fund w/load            S&P MidCap 400       Russell Mid-Cap Index
      9/8/93     10,000.00                      10,000.00                         10,000.00               10,000.00
        9/94     10,180.31                      10,180.31                         10,262.83               10,194.13
        9/95     13,542.06                      13,542.06                         12,919.75               12,941.70
        9/96     15,383.31                      15,383.31                         14,730.65               15,016.28
        9/97     20,336.85                      20,336.85                         20,490.44               20,286.57
        9/98     16,957.79                      16,957.79                         19,213.60               19,058.35
        9/99     19,218.82                      19,218.82                         24,048.16               22,758.86
        9/00     25,458.42                      25,458.42                         34,444.50               29,933.90
        9/01     20,017.23                      20,017.23                         27,915.01               23,247.91
        9/02     16,974.07                      16,974.07                         26,604.30               21,164.53
        3/03     16,681.03                      16,681.03                         26,906.26               22,298.10

AVERAGE ANNUAL TOTAL RETURN

                            SIX            ONE         FIVE            SINCE
                           MONTHS         YEAR         YEAR         INCEPTION
                           ------         ----         ----         ---------
GE Mid-Cap Growth          -2.19%        -28.2        -5.39%          5.49%
GE Mid-Cap Growth W/LOAD   -6.10%        -31.1        -5.39%          5.49%
   MAXIMUM LOAD             4.00%         4.00%        0.00%          0.00%
Russell MidCap              5.36%        -21.4        -0.36%          8.73%
Index

CLASS C SHARES

[Line graph omitted--plot points as follows:]

           GE Mid-Cap Growth Fund     GE Mid-Cap Growth Fund w/load         S&P MidCap 400    Russell Mid-Cap Index
9/30/99           10,000.00                      10,000.00                     10,000.00           10,000.00
   3/00           13,325.79                      13,325.79                     13,207.59           12,898.80
   9/00           13,246.61                      13,246.61                     14,323.13           13,152.63
   3/01           11,671.88                      11,671.88                     12,292.06           11,358.21
   9/01           10,406.26                      10,406.26                     11,607.96           10,214.88
   3/02           11,953.13                      11,953.13                     14,617.12           12,479.70
   9/02            8,744.33                       8,744.33                     11,062.93            9,299.47
   3/03            8,578.13                       8,578.13                     11,188.49            9,797.54

AVERAGE ANNUAL TOTAL RETURN

                              SIX                ONE                 SINCE
                             MONTHS              YEAR              INCEPTION
                             ------              ----              ---------
GE Mid-Cap Growth            -1.90%            -28.24%               -4.29%
GE Mid-Cap Growth W/LOAD     -2.88%            -28.95%               -4.29%
   MAXIMUM LOAD               1.00%              1.00%                0.00%
Russell MidCap Index          5.36%            -21.43%               -0.58%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

              GE Mid-Cap Growth Fund         S&P MidCap 400          Russell Mid-Cap Index
    1/5/1998         10,000.00                10,000.00                    10,000.00
        3/98         11,120.00                11,104.28                    11,080.54
        9/98          8,710.00                 9,300.25                     9,294.46
        3/99         10,380.00                11,133.40                    10,954.81
        9/99          9,980.00                11,640.40                    11,099.15
        3/00         13,370.00                15,374.16                    14,316.57
        9/00         13,350.00                16,672.70                    14,598.30
        3/01         11,820.49                14,308.46                    12,606.65
        9/01         10,830.81                13,512.13                    11,337.65
        3/02         12,498.80                17,014.92                    13,851.40
        9/02          9,207.30                12,877.69                    10,321.62
        3/03          9,051.62                13,023.85                    10,874.44

AVERAGE ANNUAL TOTAL RETURN

                       SIX           ONE           FIVE         SINCE
                      MONTHS        YEAR           YEAR       INCEPTION
                      ------        ----           ----       ---------
GE Mid-Cap Growth     -1.69%       -27.5          -4.03%        -1.89%
Russell MidCap         5.36%       -21.4          -0.36%         1.61%
Index

GE MID-CAP GROWTH FUND GE MID-CAP GROWTH FUND
W/LOAD RUSSELL MIDCAP INDEX

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                          GE MID-CAP GROWTH FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE MID-CAP GROWTH FUND

MARKET VALUE OF $26,574 (IN THOUSANDS)

[Graphic Appears Here]

                                               NUMBER
                                            OF SHARES                 VALUE
-----------------------------------------------------------------------------
COMMON STOCK -- 94.5%
-----------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 11.3%

Bed Bath & Beyond Inc.                         11,276            $  389,473(a)
CDW Computer Centers Inc.                       7,947               324,238(a)
Federated Department Stores                    12,782               358,152(a)
Jones Apparel Group Inc.                        7,616               208,907(a)
Macrovision Corp.                               7,418                88,942(a)
Michaels Stores Inc.                            6,888               172,269(a)
Regal Entertainment
   Group (Class A)                             12,287               220,552
The Cheesecake Factory                          3,047                98,327(a)
The E.W. Scripps Co. (Class A)                  2,427               208,891
The McGraw-Hill Cos. Inc.                       1,353                75,213
Univision Communications Inc.
   (Class A)                                    8,213               201,301(a,j)
USA Interactive                                 1,015                27,192(a)
Westwood One Inc.                               9,869               308,308(a)
Williams-Sonoma Inc.                            7,617               166,051(a)
                                                                  2,847,813

CONSUMER - STAPLES -- 3.2%

Clorox Co.                                      3,510               162,057
Kroger Co.                                     13,191               173,462(a)
Pepsi Bottling Group Inc.                       7,617               136,573
RJ Reynolds Tobacco
   Holdings Inc.                                3,874               124,975
The Estee Lauder Cos. Inc.
   (Class A)                                    6,391               194,031
                                                                    791,097

                                                NUMBER
                                             OF SHARES               VALUE
ENERGY -- 8.2%

BJ Services Co.                                 6,351              $218,411(a,j)
ConocoPhillips                                  5,069               271,698
Devon Energy Corp.                              5,834               281,315
GlobalSantaFe Corp.                            11,298               233,304
Murphy Oil Corp.                                3,641               160,823
Nabors Industries Ltd.                          3,145               125,391(a)
Ocean Energy Inc.                               2,775                55,500
Pioneer Natural Resources Co.                  10,660               267,566(a)
Pride International Inc.                        6,623                89,344(a)
Valero Energy Corp.                             4,341               179,631
Weatherford International Ltd.                  4,570               172,609(a)
                                                                  2,055,592

FINANCIAL -- 15.1%

Affiliated Managers Group                       5,431               225,767(a,j)
American International Group                    8,305               410,682(h)
Banknorth Group Inc.                           15,564               339,451
City National Corp.                             3,194               140,344
Everest Re Group Ltd.                           7,285               416,775
Hartford Financial Services
   Group Inc.                                   9,858               347,889
Legg Mason Inc.                                 6,557               319,588
M&T Bank Corp.                                  2,713               213,188
MBIA Inc.                                       3,312               127,976
MGIC Investment Corp.                           1,836                72,100
National Commerce
   Financial Corp.                              4,438               105,181
New York Community
   Bancorp Inc.                                 7,616               226,957
North Fork Bancorp. Inc.                        8,147               251,650
SEI Investments Co.                            10,564               276,777
Zions Bancorp                                   7,642               326,925
                                                                  3,801,248

HEALTHCARE -- 18.1%

Alcon Inc.                                      8,941               366,760(a)
AmerisourceBergen Corp.                        10,464               549,360
Apogent Technologies Inc.                      20,202               294,545(a)
Barr Laboratories Inc.                          8,544               487,008(a)
Biogen Inc.                                     2,318                69,447(a)
Cardinal Health Inc.                            2,782               158,491
Caremark Rx Inc.                               20,203               366,684(a)
DENTSPLY International Inc.                    10,564               367,522
Gilead Sciences Inc.                            6,297               264,411(a)
Henry Schein Inc.                               4,893               220,674(a)
Idec Pharmaceuticals Corp.                     10,994               378,402(a,j)
IVAX Corp.                                     10,168               124,558(a)
Manor Care Inc.                                 4,366                83,958(a)
Medimmune Inc.                                  4,172               136,967(a)
Quest Diagnostics                              10,961               654,262(a)
Smith & Nephew PLC. ADR                           186                11,525
                                                                  4,534,575

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                  NUMBER
                                               OF SHARES            VALUE

INDUSTRIALS -- 14.6%

AGCO Corp.                                        12,584       $    202,602
Apollo Group Inc. (Class A)                        2,185            109,032(a)
Concord EFS Inc.                                  23,056            216,726(a)
Convergys Corp.                                    9,438            124,582(a)
Danaher Corp.                                      6,981            459,071
Dover Corp.                                        6,491            157,212
DST Systems Inc.                                   6,557            178,350(a)
Fiserv Inc.                                        7,732            243,403(a)
General Dynamics Corp.                             1,656             91,196
Harsco Corp.                                       6,936            211,479
Integrated Defense
   Technologies Inc.                              14,635            207,817(a)
L-3 Communications
   Holdings Inc.                                   8,279            332,567(a,j)
Mettler Toledo International Inc.                 15,392            458,528(a)
Stericycle Inc.                                    4,967            186,710(a)
United Defense Industries Inc.                     3,597             77,839(a)
Viad Corp.                                        19,605            420,331(h)
                                                                  3,677,445

INFORMATION TECHNOLOGY -- 16.9%

Advanced Fibre Communication                      12,253            185,510(a)
Affiliated Computer Services Inc.
   (Class A)                                       9,633            426,357(a)
Analog Devices Inc.                               11,162            306,955(a)
Atmel Corp.                                       42,255             67,608(a)
Electronic Arts Inc.                               3,453            202,484(a)
Harris Corp.                                      10,862            301,638
International Rectifier Corp.                      4,471             87,945(a)
Intuit Inc.                                        9,509            353,735(a)
Microchip Technology Inc.                          3,974             79,083
Molex Inc. (Class A)                              19,339            355,644
Nvidia Corp.                                       4,371             56,167(a,j)
Polycom Inc.                                      11,813             95,449(a)
RF Micro Devices Inc.                             21,227            127,978(a)
Sanmina-SCI Corp.                                 21,474             86,755(a)
Sungard Data Systems Inc.                         19,160            408,108(a)
Symantec Corp.                                     5,444            213,296(a)
Synopsys Inc.                                      4,505            191,733(a)
Thermo Electron Corp.                             24,624            445,694(a)
Veritas Software Corp.                             6,226            109,453(a)
Waters Corp.                                       7,318            154,849(a)
                                                                  4,256,440

                                                  NUMBER
                                               OF SHARES             VALUE

MATERIALS -- 3.4%

Martin Marietta Materials Inc.                     5,663       $    156,355
Praxair Inc.                                       4,080            229,908
Rohm & Haas Co.                                    8,202            244,256
Sealed Air Corp.                                   5,477            219,792(a)
                                                                    850,311

TELECOMMUNICATION SERVICES -- 0.4%

Telephone & Data Systems Inc.                      2,215             90,616

UTILITIES -- 3.3%

DTE Energy Co.                                     6,093            235,494
Entergy Corp.                                      1,362             65,580
Pepco Holdings Inc.                               14,571            253,535
SCANA Corp.                                        9,288            277,896
                                                                    832,506

TOTAL INVESTMENTS IN SECURITIES
   (COST $28,111,409)                         23,737,643

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.3%
-------------------------------------------------------------------------------

GEI Short-Term Investment Fund                 1,573,169          1,573,169(l)
State Street Navigator Securities
Lending Prime Portfolio                        1,263,551          1,263,551(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $ 2,836,720)                                             2,836,720

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (5.8)%                                                    (1,449,273)


NET ASSETS-- 100%                                              $ 25,125,090

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE MID-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX MONTHS ENDED MARCH 31, 2003?

A. The GE Mid-Cap Value Equity Fund returned 0.08% for Class A shares, 0.00% for Class B shares, -0.12% for Class C shares, and 0.22% for Class Y shares for the six-month period ended March 31, 2003 while its benchmark, the Russell MidCap Value Index returned 2.85% for the same period. The Fund underperformed the Lipper peer group of 216 Mid Cap Value funds, which returned an average of 2.21%.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE SEMI-ANNUAL PERIOD ENDED MARCH 31, 2003?

A. Our overweight position and stock selection in the healthcare services industry contributed to the Fund's underperformance. A series of legal and regulatory issues concerning Medicare outlier payments at hospital operator Tenet Healthcare have hurt that stock and have negatively impacted Manor Care as well. In addition, healthcare distribution company Amerisource-Bergen was weak during the period on concerns about long-term prescription growth trends. Also contributing to the underperformance was individual stock performance in the consumer staples and utility areas. In the consumer staples sector, food processor Tyson Foods was weak due to deteriorating demand and quota issues, while ongoing legal concerns negatively impacted R.J. Reynolds Tobacco. In the utility sector, TECO Energy underperformed due to balance sheet concerns, while Pepco Holdings was weak due to unexpected trading losses.

     On the positive side, solid stock selection in the basic materials, industrial and energy areas benefited the Fund. In the basic materials sector, Sealed Air was a strong performer due to some clarification on asbestos liabilities, while Cabot Corp. was strong due to its leverage to an improving economy. In the industrial sector, Jacobs Engineering performed well given its leverage to an economic recovery. The energy sector performed well during the period as a result of strong commodity prices and fear of supply disruptions due to war in the Middle East. Holdings with leverage to the strong refining margins such as ConocoPhillips and Valero Energy exhibited good performance during the period. In addition, our large underweight in the underperforming consumer discretionary area positively impacted the Fund's return.

Q.   WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in companies with solid earnings prospects, strong market share and superior long-term fundamentals that have attractive valuations. New companies being purchased in the Fund must be priced reasonably based on earnings outlook in comparison to the market as well as to the relevant peer group. We believe companies with high quality management teams, superior returns, and a focus on shareholder value will produce sustainable gains over the long term.

Q.   WHICH INVESTMENTS STAND OUT?

A. The top-performing sector for the Fund over the past six months was Information Technology. Holdings in the sector such as Storage Technology, up 92%, and Unisys, up 32%, stand out. Strong stock picks in the basic materials sector also benefited the Fund, including Sealed Air, up 138%, and Cabot Corp., up 15%. Finally, in the energy sector, our investment in Valero Energy returned over 57%, while ConocoPhillips was up 18%.

Q.   WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past six months, we have repositioned the Fund in several areas. We continued to narrow our big sector bets and position our portfolio for a modest economic recovery by selectively taking profits in over-weighted Energy and Healthcare, while adding to positions in the under-weighted Consumer Discretionary and Financial sectors. We have reduced our cash position, putting funds to work in Real Estate Investment Trusts and Utilities. To capture the extraordinary yields available in Real Estate Investment Trusts, we added one more REIT to the Fund. Meanwhile, balance sheet concerns in the utility sector have provided a buying opportunity and we continue to add to the more regulated names in this space, although it still remains underweight.

Q.   WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe that the U.S. economy will have a subdued recovery in 2003. However, economically sensitive stocks in the consumer discretionary sector continue to trade at valuation levels that reflect a stronger recovery than we expect. As a result, we are currently underweight in this sector. However, we look for better buying opportunities to reduce this underweight in order to position the Fund for the expected recovery. We remain overweight in healthcare, due to positive demographic trends and reasonable valuations, but will likely use this sector as a source of cash to reduce our underweight in the consumer discretionary sector. We expect to remain underweight in financials, as we believe that credit could deteriorate further and the stocks may face pressure on net interest margins. We are overweight in the energy and industrials sectors, as we believe these stocks will benefit from an improved economy in 2003 and the valuations remain attractive.

GE MID-CAP VALUE EQUITY FUND

CHANGE IN VALUE OF A $10,000 INVESTMENT

--------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
--------------------------------------------
Republic Services Inc.                 2.85%
--------------------------------------------
Banknorth Group Inc.                   2.24%
--------------------------------------------
Old Republic International Corp.       2.23%
--------------------------------------------
Devon Energy Corp.                     2.19%
--------------------------------------------
Viad Corp.                             2.15%
--------------------------------------------
ConocoPhillips                         2.14%
--------------------------------------------
Federated Department Stores            2.05%
--------------------------------------------
AmerisourceBergen Corp.                1.96%
--------------------------------------------
Zions Bancorp.                         1.94%
--------------------------------------------
Torchmark Corp.                        1.93%
--------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of mid-cap companies that the portfolio manager believes are undervalued by the market and have above average growth potential.

LIPPER PERFORMANCE COMPARISON
Mid Cap Value Peer Group
Based on average annual total returns for the period ended 3/31/03

                          SIX MONTHS    ONE YEAR
                          ----------    --------
Number of
Funds in
peer group:                    216          209
Peer group
------------------------------------------------
average annual
total return:                 2.21%      -22.42%
------------------------------------------------

Lipper categories
in peer group: Mid Cap Value

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

             GE Mid-Cap Value                 GE Mid-Cap Value                Russell Mid Cap
                Equity Fund                  Equity Fund w/load                 Value Index
12/31/98         10,000.00                         9,425.00                      10,000.00
    3/99         10,100.00                         9,519.25                       9,689.90
    9/99          9,829.87                         9,264.65                       9,628.95
    3/00         10,730.67                        10,113.66                      10,088.24
    9/00         10,670.28                        10,056.73                      10,866.29
    3/01         10,992.85                        10,360.76                      11,483.25
    9/01         10,091.96                         9,511.67                      10,871.61
    3/02         12,126.89                        11,429.59                      13,141.63
    9/02          9,154.51                         8,628.12                      10,281.23
    3/03          9,161.69                         8,634.90                      10,573.84

AVERAGE ANNUAL TOTAL RETURN

                                SIX                ONE        SINCE
                               MONTHS              YEAR     INCEPTION
                               ------              ----     ---------
GE Mid-Cap Value
   Equity                        0.08%           -24.45%       2.04%
GE Mid-Cap Value
Equity
     W/LOAD                     -5.66%           -28.81%      -3.39%
     MAXIMUM LOAD OF 5.75%
Russell MidCap Value
   Index                         2.85%           -19.54%       1.32%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                  GE Mid-Cap Value       GE Mid-Cap Value         Russell Mid Cap
                     Equity Fund         Equity Fund w/load        Value Index
12/31/98              10,000.00               10,000.00              10,000.00
    3/99              10,080.00               10,080.00               9,689.90
    9/99               9,770.00                9,770.00               9,628.95
    3/00              10,631.58               10,631.58              10,088.24
    9/00              10,521.36               10,521.36              10,866.29
    3/01              10,802.21               10,802.21              11,483.25
    9/01               9,875.16                9,875.16              10,871.61
    3/02              11,824.57               11,824.57              13,141.63
    9/02               8,891.42                8,891.42              10,281.23
    3/03               8,891.42                8,891.42              10,573.84

AVERAGE ANNUAL TOTAL RETURN

                          SIX              ONE            SINCE
                         MONTHS            YEAR         INCEPTION
                         ------            ----         ---------
GE Mid-Cap Value
   Equity                 0.00%          -24.81%          -2.73%
GE Mid-Cap Value
Equity W/LOAD            -4.00%          -27.81%          -2.73%
     MAXIMUM LOAD         4.00%            4.00%           0.00%
Russell MidCap Value
   Index                  2.85%          -19.54%           1.32%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE Mid-Cap Value       GE Mid-Cap Value       Russell Mid Cap
                   Equity Fund        Equity Fund w/load        Value Index

 9/30/99            10,000.00             10,000.00               10,000.00
    3/00            10,882.62             10,882.62               10,476.99
    9/00            10,769.15             10,769.15               11,285.02
    3/01            11,058.28             11,058.28               11,925.76
    9/01            10,114.28             10,114.28               11,290.55
    3/02            12,110.84             12,110.84               13,648.05
    9/02            9,101.54               9,101.54               10,677.42
    3/03            9,091.02               9,091.02               10,981.30


AVERAGE ANNUAL TOTAL RETURN

                              SIX              ONE           SINCE
                             MONTHS           YEAR         INCEPTION
                             ------           ----         ---------
GE Mid-Cap Value
   Equity                    -0.12%         -24.93%          -2.69%
GE Mid-Cap Value
Equity W/LOAD                -1.11%         -25.69%          -2.69%
     MAXIMUM LOAD             1.00%           1.00%           0.00%
Russell MidCap Value
   Index                      2.85%         -19.54%           2.71%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                    GE Mid-Cap Value           Russell Mid Cap
                       Equity Fund               Value Index

12/31/98                10,000.00                  10,000.00
    3/99                10,100.00                   9,689.90
    9/99                 9,840.00                   9,628.95
    3/00                10,758.09                  10,088.24
    9/00                10,697.59                  10,866.29
    3/01                11,040.90                  11,483.25
    9/01                10,147.06                  10,871.61
    3/02                12,215.01                  13,141.63
    9/02                 9,226.12                  10,281.23
    3/03                 9,246.05                  10,573.84


AVERAGE ANNUAL TOTAL RETURN

                            SIX            ONE           SINCE
                           MONTHS          YEAR        INCEPTION
                           ------          ----        ---------
GE Mid-Cap Value
   Equity                   0.22%        -24.31%         -1.83%
Russell MidCap Value
   Index                    2.85%        -19.54%          1.32%

GE MID-CAP VALUE EQUITY FUND GE MID-CAP VALUE EQUITY
FUND W/LOAD RUSSELL MIDCAP VALUE INDEX

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE MID-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE MID-CAP VALUE EQUITY FUND

MARKET VALUE OF $13,470 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                                25.3%
Industrials                              15.3%
Utilities                                10.0%
Information Technology                    9.4%
Materials                                 8.5%
Energy                                    7.9%
Consumer - Discretionary                  7.5%
Healthcare                                6.6%
Short Term                                4.5%
Consumer - Staples                        4.4%
Telecommunication                         0.6%


                                                    NUMBER
                                                 OF SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
-------------------------------------------------------------------------------

CONSUMER-DISCRETIONARY -- 7.7%

Delphi Corp.                                         11,887        $   81,188
Federated Department Stores                           9,868           276,501(a)
Hispanic Broadcasting Corp.                           1,486            30,701(a)
Interpublic Group Cos. Inc.                           5,943            55,270
Lear Corp.                                            3,150           111,353(a)
Marriott International Inc.
   (Class A)                                          1,486            47,270
Michaels Stores Inc.                                  2,972            74,330(a)
Neiman-Marcus Group Inc.
   (Class A)                                          4,208           121,990(a)
New York Times Co. (Class A)                          1,784            76,980
Newell Rubbermaid Inc.                                1,486            42,128
Regal Entertainment Group
   (Class A)                                          2,913            52,288
The Sherwin-Williams Co.                              1,486            39,275
                                                                    1,009,274

CONSUMER-STAPLES -- 4.5%

Clorox Co.                                            2,229           102,913
Kroger Co.                                           13,777           181,168(a)
RJ Reynolds Tobacco
   Holdings Inc.                                      4,354           140,460
Tyson Foods Inc. (Class A) .                         22,361           173,298
                                                                      597,839

ENERGY -- 8.1%

ConocoPhillips                                        5,387           288,743
Devon Energy Corp.                                    6,122           295,203
ENSCO International Inc.                              6,330           161,478

NUMBER
OF SHARES VALUE

Murphy Oil Corp.                                        595           $26,281
Ocean Energy Inc.                                     1,571            31,420
Valero Energy Corp.                                   2,525           104,485
Weatherford International Ltd.                        4,042           152,666(a)
                                                                    1,060,276

FINANCIAL -- 25.7%

AG Edwards Inc.                                       3,269            84,667
Astoria Financial Corp.                               2,972            69,040
Banknorth Group Inc.                                 13,856           302,199
Boston Properties Inc. (REIT)                         2,229            84,479
City National Corp.                                     934            41,040
Cullen/Frost Bankers Inc.                             1,040            31,595
Equity Residential (REIT)                             5,679           136,694
Everest Re Group Ltd.                                 2,972           170,028
Hartford Financial Services
   Group Inc.                                         6,280           221,621
Kimco Realty Corp.                                      979            34,382
Legg Mason Inc.                                       1,486            72,428
M&T Bank Corp.                                        2,153           169,183
MBIA Inc.                                             5,201           200,967
National Commerce
   Financial Corp.                                    6,687           158,482
Nationwide Financial Services
   (Class A)                                          5,943           144,831
North Fork Bancorp. Inc.                              2,972            87,525
Old Republic International
   Corp                                              11,247           300,857
Plum Creek Timber Co.
   Inc. (REIT)                                        3,715            80,207
Public Storage Inc. (REIT)                            2,972            90,052
SouthTrust Corp.                                      5,944           151,750
Torchmark Corp.                                       7,277           260,517
Vornado Realty Trust (REIT)                           2,229            79,795
Waddell & Reed Financial Inc.
   (Class A)                                          9,183           161,345
Zions Bancorp                                         6,122           261,899
                                                                    3,395,583

HEALTHCARE -- 6.7%

AmerisourceBergen Corp.                               5,021           263,603
Caremark Rx Inc.                                     10,400           188,760(a)
Manor Care Inc.                                      10,418           200,338(a)
Millennium Pharmaceuticals Inc.                       5,423            42,625(a)
Tenet Healthcare Corp.                                5,742            95,891(a)
Watson Pharmaceuticals Inc.                           3,389            97,502(a)
                                                                      888,719

INDUSTRIALS -- 15.6%

AGCO Corp.                                            2,972            47,849
Burlington Northern
   Santa Fe Corp.                                    10,402           259,010
Dover Corp.                                           6,380           154,524
Harsco Corp.                                            641            19,544

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                NUMBER
                                             OF SHARES             VALUE

Integrated Defense
   Technologies Inc.                             5,944       $     84,405(a)
Jacobs Engineering Group Inc.                    2,972            124,854(a)
Mettler Toledo International Inc.                6,260            186,485(a)
Pitney Bowes Inc.                                4,458            142,299
Precision Castparts Corp. .                      1,493             35,578
Republic Services Inc.                          19,318            383,269(a,h)
Textron Inc.                                     5,682            156,028
United Defense Industries Inc.                   8,172            176,842(a)
Viad Corp.                                      13,503            289,504
                                                                2,060,191

INFORMATION TECHNOLOGY -- 9.6%

Advanced Fibre Communication                     6,793            102,846(a)
Arrow Electronics Inc.                           5,593             82,217(a)
Avnet Inc.                                       2,657             27,845
Computer Sciences Corp.                          4,356            141,788(a)
Intersil Corp. (Class A)                         1,486             23,122(a)
Molex Inc. (Class A)                            14,117            259,612
Storage Technology Corp.                         2,972             60,094(a)
Thermo Electron Corp.                           13,257            239,952(a)
3Com Corp.                                      11,828             58,312(a)
Unisys Corp.                                    24,503            226,898(a)
Vishay Intertechnology Inc.                      4,154             42,288(a)
                                                             ............
                                                                1,264,974

MATERIALS -- 8.7%

Arch Coal Inc.                                   1,524             28,971
Bowater Inc.                                     5,304            197,044
Cabot Corp.                                      5,004            119,395
Lubrizol Corp.                                   2,229             66,892
Martin Marietta Materials Inc.                   3,783            104,449
Newmont Mining Corp.                             1,486             38,859
Pactiv Corp.                                     2,205             44,762(a)
Peabody Energy Corp.                             1,486             41,445
PPG Industries Inc.                              2,229            100,483
Praxair Inc.                                     3,061            172,487
Rohm & Haas Co.                                  3,588            106,851
Sealed Air Corp.                                 3,211            128,857(a)
                                                                1,150,495

                                                 NUMBER
                                              OF SHARES            VALUE

TELECOMMUNICATION SERVICES -- 0.7%

Telephone & Data Systems Inc.                    2,146       $     87,793

UTILITIES -- 10.2%

Allete Inc.                                      7,430            154,247
Consolidated Edison Inc.                           750             28,853
DTE Energy Co.                                   3,855            148,996
Entergy Corp.                                    3,715            178,877
FirstEnergy Corp.                                5,944            187,236
OGE Energy Corp.                                11,887            213,609
Pepco Holdings Inc.                              8,915            155,121
Public Service Enterprise
   Group Inc.                                    1,042             38,231
SCANA Corp.                                      6,488            194,121
TECO Energy Inc.                                 4,457             47,378(j)
                                                                1,346,669

TOTAL INVESTMENTS IN SECURITIES
   (COST $14,857,532)                                          12,861,813

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.6%
-------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund                             559,400            559,400(l)
State Street Navigator Security
   Lending Prime Portfolio                      49,027             49,027(e,p)
TOTAL SHORT-TERM INVESTMENTS
   (COST $608,427)                                                608,427

LIABILITIES IN EXCESS OF OTHER NET ASSETS,
   NET (2.1)%                                                    (276,571)


NET ASSETS-- 100%                                            $ 13,193,669

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Small-Cap Value Equity Fund declined 7.92% for Class A shares, 8.24% for Class B shares, 8.27% for Class C shares, and 7.77% for Class Y shares for the six-month period ended March 31, 2003. By comparison the Fund's benchmark, the Russell 2000 Index rose 1.41%, while the Lipper peer group of 468 Small Cap Core funds declined 0.07% for the same period.

Q.   WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. It would be easy to use the Iraq War as an excuse for the market's ongoing malaise, but the structural problems of the economy existed before Iraq, and will be with us after we are victorious. An economy running at 75% of capacity, with little pricing power, no shortages, and no job growth is not conducive to strong financial markets. The current market environment is without themes or group leadership. Volatility is extreme, with aggressive, often mindless, trading as the dominant factor. We hope to welcome a return to normalcy in the not too distant future.

Q.   WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. We continue to focus on companies with the ability to generate free cash flow. We added selectively to our technology exposure during the quarter. The recent volatility indicates to us that the investment environment is still a market of stocks, with no strong, sustainable indication of group leadership. We continue to utilize the market volatility to buy growth stocks at discounted prices.

Q.   WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. Among the top contributors over the six month period were: Kronos (+42.3%), Old Dominion Freight (+70.6%), and F&M Bancorp (+39.3%). The common theme remains: catalyst for profitability, cash flow and cash earnings. Our focus continues to be on companies with attractive valuation parameters that are free cash flow generators.

Q.   WHY DID THE FUND OVER OR UNDERPERFORM ITS BENCHMARK LAST QUARTER?

A. The Fund lagged its benchmark primarily due to a significantly lower average relative allocation to Technology and a substantial relative overweight to the Industrial sector. Following the October 9th market low, the decimated "Tech Wreck" stocks surged through late November. These stocks generally traded under $3/share and advanced strictly on speculation. The higher relative exposure in Industrials also hindered returns. We found many well-run companies with very compelling valuations in this sector. We believe the enhanced productivity of these companies will soon be rewarded by investors.

Q.   DID THE WEIGHTINGS OF THE FUND CHANGE? WHY?

A. The most significant changes in sector allocation were a reduction in the Consumer Discretionary sector and an increase in the Financials and Information Technology sectors. Our exposure to Financials and Technology increased by 6.4% and 3.5%, respectively. We decreased our allocation to the Consumer Discretionary sector by approximately 8% and have realigned our industry bias slightly.

Q.   WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. For the period, the Fund's performance was hampered by poor results in the Information Technology, Consumer Discretionary, and Industrials Sectors. Investments in the Financials, Healthcare, and Energy sectors provided strong relative results. We believe the jitteriness in the market will soon calm and strong, solid companies will again be rewarded.

Q.   WHICH INVESTMENTS STAND OUT?

A. Kronos, a manufacturer of resource and time management tools, was the largest contributor to return over the six-month period. The stock price rose 42.3% during the time period.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

---------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
FTI Consulting Inc.                    2.30%
---------------------------------------------
DRS Technologies Inc.                  2.23%
---------------------------------------------
Cooper Cos. Inc.                       1.99%
---------------------------------------------
Centene Corp.                          1.99%
---------------------------------------------
Genesee & Wyoming Inc. (Class A)       1.89%
---------------------------------------------
Gibraltar Steel Corp.                  1.86%
---------------------------------------------
Moore Corp. Ltd.                       1.81%
---------------------------------------------
Covance Inc.                           1.76%
---------------------------------------------
Smithfield Foods Inc.                  1.71%
---------------------------------------------
Federal Realty Invst Trust             1.60%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of small-cap companies that the portfolio managers believe are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Small Cap Core Peer Group
Based on average annual total returns for the period ended 3/31/03

                           SIX MONTHS     ONE YEAR
                           ----------     --------
Number of
Funds in
peer group:                     468          441
------------------------------------------------
Peer group
average annual
total return:                 -0.07%      -25.82%
------------------------------------------------

Lipper categories
in peer group: Small Cap Core

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund            GE Small-Cap Value Equity w/load                  Russell 2000
9/30/98                   10,000.00                                     9,425.00                             10,000.00
   3/99                   10,437.88                                     9,837.70                             10,994.64
   9/99                   12,227.80                                    11,524.71                             11,898.08
   3/00                   15,936.76                                    15,020.40                             15,090.96
   9/00                   15,626.53                                    14,728.01                             14,699.33
   3/01                   15,813.30                                    14,904.04                             12,797.04
   9/01                   16,361.05                                    15,420.29                             11,591.04
   3/02                   19,269.55                                    18,161.55                             14,603.73
   9/02                   15,882.86                                    14,969.60                             10,524.54
   3/03                   14,624.95                                    13,784.02                             10,673.24

AVERAGE ANNUAL TOTAL RETURN

                              SIX         ONE      SINCE
                             MONTHS      YEAR    INCEPTION
                             ------      ----    ---------

GE Small-Cap Value           -7.92%    -24.10%     8.81%
Equity
GE Small-Cap Value Equity
   W/LOAD                   -13.21%    -28.47%     7.39%
   MAXIMUM LOAD OF
   5.75%
Russell 2000                  1.41%    -26.91%     1.46%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund    GE Small-Cap Value Equity w/load             Russell 2000
   9/30/98               10,000.00                            10,000.00                          10,000.00
      3/99               10,400.07                            10,400.07                          10,994.64
      9/99               12,136.76                            12,136.76                          11,898.08
      3/00               15,752.90                            15,752.90                          15,090.96
      9/00               15,385.48                            15,385.48                          14,699.33
      3/01               15,525.14                            15,525.14                          12,797.04
      9/01               15,989.46                            15,989.46                          11,591.04
      3/02               18,774.82                            18,774.82                          14,603.73
      9/02               15,417.74                            15,417.74                          10,524.54
      3/03               14,146.74                            14,146.74                          10,673.24

AVERAGE ANNUAL TOTAL RETURN

                             SIX         ONE       SINCE
                            MONTHS      YEAR     INCEPTION
                            ------      ----     ---------
GE Small-Cap Value           -8.24%    -24.65%     8.01%
Equity
GE Small-Cap Value Equity
   W/LOAD                   -11.91%    -27.66%     8.01%
   MAXIMUM LOAD               4.00%      4.00%     0.00%
Russell 2000                  1.41%    -26.91%     1.46%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund      GE Small-Cap Value Equity w/load             Russell 2000
   9/30/99                  10,000.00                           10,000.00                          10,000.00
      3/00                  12,979.49                           12,979.49                          12,683.52
      9/00                  12,676.77                           12,676.77                          12,354.36
      3/01                  12,791.83                           12,791.83                          10,755.54
      9/01                  13,174.41                           13,174.41                           9,741.94
      3/02                  15,468.70                           15,468.70                          12,274.02
      9/02                  12,696.65                           12,696.65                           8,845.58
      3/03                  11,647.15                           11,647.15                           8,970.55

AVERAGE ANNUAL TOTAL RETURN

                              SIX        ONE      SINCE
                            MONTHS      YEAR    INCEPTION
                            ------      ----    ---------
GE Small-Cap Value
   Equity                    -8.27%    -24.71%     4.45%
GE Small-Cap Value
   Equity w/load             -9.18%    -25.46%     4.45%
   MAXIMUM LOAD               1.00%      1.00%     0.00%
Russell 2000                  1.41%    -26.91%    -3.06%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                GE Small-Cap Value Equity Fund              Russell 2000

   9/30/98                 10,000.00                          10,000.00
      3/99                 10,442.17                          10,994.64
      9/99                 12,252.95                          11,898.08
      3/00                 15,984.18                          15,090.96
      9/00                 15,696.90                          14,699.33
      3/01                 15,918.92                          12,797.04
      9/01                 16,478.53                          11,591.04
      3/02                 19,437.13                          14,603.73
      9/02                 16,031.47                          10,524.54
      3/03                 14,785.51                          10,673.24


AVERAGE ANNUAL TOTAL RETURN

                             SIX          ONE       SINCE
                            MONTHS       YEAR    INCEPTION
                            ------       ----    ---------
GE Small-Cap Value Equity   -7.77%     -23.93%     9.08%

Russell 2000                  1.41%    -26.91%     1.46%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                              GE SMALL-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE SMALL-CAP VALUE EQUITY FUND

MARKET VALUE OF $84,415 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial Services                       16.7%
Technology                               16.7%
Short-Term                               16.2%
Consumer - Discretionary                 13.9%
Healthcare                               11.1%
Materials & Processing                    9.2%
Autos & Transportation                    4.4%
Energy                                    3.8%
REITS                                     2.6%
Consumer - Staples                        2.5%
Corporate Notes                           1.0%
Utilities                                 0.9%
Broadcast/Cable                           0.8%
Producer Durables                         0.2%

                                                   NUMBER
                                                OF SHARES            VALUE
------------------------------------------------------------------------------
COMMON STOCK -- 95.5%
------------------------------------------------------------------------------
AUTOS & TRANSPORTATION -- 5.0%

Genesee & Wyoming Inc.
   (Class A)                                      103,025       $ 1,596,888(a)
Old Dominion Freight Line                          30,900           973,350(a)
UTi Worldwide Inc                                  39,900         1,117,200
                                                                  3,687,438

BROADCAST/CABLE -- 1.0%

Regent Communications Inc.                        148,400           704,900(a)

CONSUMER - DISCRETIONARY -- 16.1%

Alliance Gaming Corp.                              47,400           711,000(a)
Ameristar Casinos Inc.                             57,500           616,400(a,j)
Boyds Collection Ltd.                             150,400           812,160(a)
Cole National Corp. (Class A)                      41,300           371,700(a)
Fairmont Hotels & Resorts Inc                      32,200           724,500
FTI Consulting Inc.                                42,000         1,941,240(a,j)
Furniture Brands
   International Inc.                              30,900           604,404(a)
John Wiley & Sons (Class A)                        41,500           941,220
Moore Corp. Ltd.                                  146,000         1,528,620(a,j)
Natures Sunshine Prods Inc.                        37,600           329,752
Pricesmart Inc.                                    71,100         1,062,945(a)
Sports Authority Inc.                              84,000           586,320(a)
Talbots Inc.                                       25,400           653,796
Volt Information Sciences Inc.                     46,700           479,142(a)
Zale Corp.                                         12,300           402,702(a)
                                                                 11,765,901

NUMBER
OF SHARES VALUE

CONSUMER - STAPLES -- 2.9%

Schweitzer-Mauduit
   International Inc.                              30,800       $   693,000
Smithfield Foods Inc.                              81,600         1,445,952(a)
                                                                  2,138,952

ENERGY -- 4.4%

CARBO Ceramics Inc.                                13,000           427,050
Chesapeake Energy Corp.                           137,900         1,083,894
Key Energy Services Inc.                           56,700           571,536(a)
Oil States International Inc.                      32,300           387,600(a)
Westport Resources Corp.                           38,400           773,760(a)
                                                                  3,243,840

FINANCIAL SERVICES -- 19.2%

AG Edwards Inc.                                    13,200           341,880
Brown & Brown Inc.                                 29,900           936,169
Clark/Bardes Inc.                                  31,600           377,936(a)
Federal Realty Invst Trust                         44,500         1,351,465
FirstMerit Corp.                                   34,200           630,648
Fulton Financial Corp.                             51,200           963,072
Hilb Rogal & Hamilton Co.                          28,600           893,464
iStar Financial Inc.                               41,300         1,204,721
Providian Financial Corp.                         120,000           787,200(a)
Raymond James Financial Inc.                       21,500           556,205
Sandy Spring Bancorp Inc.                          22,500           734,198(j)
Sky Financial Group Inc.                           38,300           753,361
Sterling Bancorp                                   31,920           786,509
Sterling Bancshares Inc.                           82,500           980,925
United National Bancorp                            38,900           914,539
Westamerica Bancorp                                18,800           742,412
WFS Financial Inc.                                 16,700           322,978(a)
Yardville National Bancorp                         46,900           797,769
                                                                 14,075,451

HEALTHCARE -- 12.8%

American Medical Security
   Group Inc.                                      56,200           744,088(a)
Beckman Coulter Inc.                               37,100         1,262,513
Centene Corp.                                      57,600         1,682,496(a,j)
Cerner Corp.                                       31,100         1,007,018(a,j)
Cooper Cos. Inc.                                   56,300         1,683,370(j)
Covance Inc.                                       64,100         1,481,992(a)
HealthTronics Surgical
   Services Inc.                                   40,300           329,251(a,j)
Immucor Inc.                                       18,200           401,128(a)
Kensey Nash Corp.                                  20,700           423,936(a)
MIM Corp.                                          42,400           314,608(a,j)
                                                                  9,330,400

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                  NUMBER
                                               OF SHARES             VALUE

MATERIALS & PROCESSING -- 10.6%

EMCOR Group Inc.                                  23,600       $  1,138,700(a)
Gibraltar Steel Corp.                             84,100          1,567,624
Global Payments Inc.                              38,100          1,162,812
Harsco Corp.                                      23,200            707,368
Lennox International Inc.                         40,800            587,520
Lubrizol Corp.                                    29,300            879,293
Paxar Corp.                                       50,700            580,515(a)
Simpson Manufacturing
   Co. Inc.                                       22,600            763,880(a)
Valspar Corp.                                      8,500            347,905
                                                                  7,735,617

PRODUCER DURABLES -- 0.2%

Heico Corp.                                       16,900            150,410(j)

REAL ESTATE INVESTMENT TRUST -- 3.0%

CarrAmerica Realty Corp.                          31,800            806,130
Chelsea Property Group Inc.                       20,100            748,725
Getty Realty Corp.                                27,700            520,206
Sizeler Property Investors                        16,300            151,427
                                                                  2,226,488

TECHNOLOGY -- 19.2%

Cabot Microelectronics Corp.                      20,700            866,709(a,j)
Clarus Corp.                                     146,700            734,967(a,j)
Computer Programs &
   Systems Inc.                                   42,800          1,048,600(a,j)
Cray Inc.                                         79,500            526,290(a)
DRS Technologies Inc.                             75,200          1,880,752(a)
EDO Corp.                                         49,400            894,140(j)
Genesis Microchip Inc.                            37,100            463,008(a)
Inforte Corp.                                     82,000            484,620(a,j)
Intergraph Corp.                                  50,100            868,734(a)
Micros Systems Inc.                               46,100          1,083,811(a)
Monolithic System
   Technology Inc.                                40,000            281,600(a)
Oak Technology Inc.                              110,300            389,359(a)
Park Electrochemical Corp.                        19,900            301,286
Photon Dynamics Inc.                              30,000            490,800(a,j)
Raindance Communications Inc.                    188,300            316,344(a)
Tier Technologies Inc. (Class B)                  79,000            799,480(a)
Tyler Technologies Inc.                          111,000            391,830(a)
Vishay Intertechnology Inc.                       31,100            316,598(a)
Wilson Greatbatch
   Technologies Inc.                              32,700            915,273(a)
Zomax Inc.                                       223,200            647,280(a)
Zoran Corp.                                       27,300            352,443(a)
                                                                 14,053,924

                                                  NUMBER
                                               OF SHARES             VALUE

UTILITIES -- 1.1%

Philadelphia Suburban Corp.                      35,900         $   788,004

TOTAL COMMON STOCK
   (COST $74,962,515)                                            69,901,325

                                             PRINCIPAL
                                                AMOUNT               VALUE
--------------------------------------------------------------------------------
CORPORATE NOTES -- 1.1%
--------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 1.1%

Venator Group Inc. Conv Sub
   Notes (Regd.)
   5.50%  06/01/08
   (COST $767,064)                          $    800,000            829,000

TOTAL INVESTMENTS IN SECURITIES
   (COST $75,729,579)                         70,730,325


                                                 NUMBER
                                              OF SHARES              VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 18.7%
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund                             2,470,259          2,470,259(l)
State Street Navigator Securities
   Lending Prime Portfolio                    11,214,092         11,214,092(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $13,684,351)                                            13,684,351

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (15.3)%                                                  (11,232,385)
                                                               ------------

NET ASSETS-- 100%                                              $ 73,182,291
                                                               ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

Q&A

Q. HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Global Equity Fund rose 0.60% for Class A shares, 0.24% for Class B shares, 1.04% for Class C shares, and 0.72% for Class Y shares during the six-month period ended March 31, 2003, underperforming the MSCI World Index which returned 2.28%. The Fund beat its Lipper peer group of 338 Global funds, which lost 0.48% during the same period.

Q.   HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. Markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable versus local bonds as they have been in over 40 years.

Q.   WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Healthcare performed poorly during the period, as did consumer discretionary stocks. The telecommunications sector was the strongest performer in the index and our underweight position made a negative contribution. However, positive contributions came from holdings in financial, energy, and consumer staple stocks. In the portfolio the following performed poorly: Tenet Healthcare (U.S.), on accounting concerns; industrials Brambles (U.K. - business services) on competitive issues and BAE Systems (U.K. - aerospace and defense) on cost overruns; consumer discretionary stocks Sega (Japan - consumer electronics) on product concerns and Honda (Japan - autos) on inventory worries. U.S. information technology companies First Data Corp and IBM were the two top performers, followed by a telecommunications company, Verizon (U.S.) and healthcare company, Merck (U.S.).

Q. WHAT WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS?

A. Economic performance in Continental Europe has been very weak with German unemployment greater than 10%. As Europe's largest economy, Germany's problems are felt across the Continent. In addition, Euro strength against the Dollar (up 10.6% in the period) has hurt Europe's exports to the West. Japan's economy has been of little help to the global picture but, in the rest of Asia, growth has been strong. China, especially, has become a more important component of global activity.

     Currently, war in Iraq, the SARS outbreak, and the weak global economy are all having a severe dampening effect on economic activity.

Q.   WHAT MAJOR CHANGES TOOK PLACE IN THE FUND?

A. Eliminations from the portfolio included Tenet Healthcare (U.S.) due to accounting concerns; Sega (Japan), due to ongoing management and product concerns; BAE Systems (UK) due to sharply lower confidence in management's ability to stem production problems; and Friends Provident (U.K. ) on the deteriorating state of the British insurance market. Major additions included: Oracle (U.S), a world- class producer of database management system software; Royal Bank of Scotland, one of the U.K's premier retail banks; Lukoil, a Russian energy company; and GlaxoSmithKline (U.K.), the world's second largest pharmaceutical company.

Q.   WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD AND HOW IS THE FUND POSITIONED?

A. Geopolitics currently dominates the investment markets, rather than company fundamentals. In this period there are unprecedented opportunities for the longer-term investor, as evidenced by the extreme undervaluation of equity markets throughout much of the developed world. The portfolio is taking advantage of those opportunities when they conform to our disciplined investment process.

                                                           GE GLOBAL EQUITY FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

--------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
--------------------------------------------
Pfizer Inc.                          2.81%
--------------------------------------------
Exxon Mobil Corp.                    2.22%
--------------------------------------------
First Data Corp.                     2.14%
--------------------------------------------
Microsoft Corp.                      2.06%
--------------------------------------------
Colgate-Palmolive Co.                2.00%
--------------------------------------------
Johnson & Johnson                    1.83%
--------------------------------------------
United Technologies Corp.            1.81%
--------------------------------------------
SPDR Trust Series 1                  1.81%
--------------------------------------------
Target Corp.                         1.76%
--------------------------------------------
General Mills Inc.                   1.74%
--------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries, including the United States.

LIPPER PERFORMANCE COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 3/31/03

                              SIX         ONE       FIVE      TEN
                            MONTHS       YEAR       YEAR     YEAR
                            ------       ----       ----     ----
Number of
Funds in
peer group:                    338        314       166       33
-----------------------------------------------------------------
Peer group
average annual
total return:                -0.48%    -24.95%    -4.90%    4.90%
-----------------------------------------------------------------

Lipper categories
in peer group: Global Funds

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

               GE Global Equity Fund     GE Global Equity Fund w/load     MSCI World

3/93                10,000.00                     9,425.00                 10,000.00
9/93                10,964.87                    10,334.39                 11,103.89
9/94                12,530.46                    11,809.95                 11,943.18
9/95                13,466.52                    12,692.19                 13,662.83
9/96                15,006.52                    14,143.65                 15,530.68
9/97                17,830.04                    16,804.81                 19,275.32
9/98                15,894.32                    14,980.39                 19,301.52
9/99                21,758.53                    20,507.41                 24,990.38
9/00                24,902.33                    23,470.45                 27,029.60
9/01                18,256.53                    17,206.78                 19,406.16
9/02                14,807.42                    13,955.99                 15,683.75
3/03                14,896.73                    14,040.16                 16,041.62

AVERAGE ANNUAL TOTAL RETURN
                               SIX        ONE      FIVE      TEN
                             MONTHS      YEAR      YEAR     YEAR
                             ------      ----      ----     ----
GE Global Equity              0.60%     -25.5-     5.09%    4.07%

GE Global Equity w/load      -5.20%     -29.8     -6.21%    3.82%
   MAXIMUM LOAD OF 5.75%
MSCI World                    2.28%     -24.2     -5.70%    4.83%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

               GE Global Equity Fund     GE Global Equity Fund w/load     MSCI World
  12/22/93              10,000.00                10,000.00                 10,000.00
      9/94              10,569.61                10,569.61                 10,585.03
      9/95              11,269.36                11,269.36                 12,109.13
      9/96              12,464.76                12,464.76                 13,764.56
      9/97              14,698.12                14,698.12                 17,083.37
      9/98              13,016.52                13,016.52                 17,106.59
      9/99              17,683.35                17,683.35                 22,148.53
      9/00              20,081.99                20,081.99                 23,955.85
      9/01              14,611.89                14,611.89                 17,199.33
      9/02              11,764.91                11,764.91                 13,900.23
      3/03              12,089.22                12,089.22                 14,217.40

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE      FIVE       SINCE
                             MONTHS      YEAR      YEAR   INCEPTION
                             ------      ----      ----   ---------
GE Global Equity              0.24%     -26.1     -5.80%    2.07%
GE Global Equity w/load      -3.76%     -29.1     -5.80%    2.07%
   MAXIMUM LOAD               4.00%      4.00%     0.00%    0.00%
MSCI World                    2.28%     -24.2     -5.70%    3.88%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

               GE Global Equity Fund       GE Global Equity Fund w/load       MSCI World
   9/30/99              10,000.00                    10,000.00                 10,000.00
     12/99              12,106.23                    12,106.23                 11,686.82
      3/00              12,562.24                    12,562.24                 11,806.73
      6/00              12,364.93                    12,364.93                 11,388.17
      9/00              11,356.44                    11,356.44                 10,816.00
     12/00              10,996.25                    10,996.25                 10,146.75
      3/01               9,606.41                     9,606.41                  8,842.64
      6/01               9,633.03                     9,633.03                  9,065.17
      9/01               8,259.17                     8,259.17                  7,765.45
     12/01               8,941.65                     8,941.65                  8,432.54
      3/02               9,021.63                     9,021.63                  8,461.30
      6/02               8,141.86                     8,141.86                  7,689.16
      9/02               6,648.92                     6,648.92                  6,275.92
     12/02               7,059.48                     7,059.48                  6,755.64
      3/03               6,718.23                     6,718.23                  6,419.12

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE       SINCE
                             MONTHS      YEAR   INCEPTION
                             ------      ----   ---------
GE Global Equity              1.04%    -25.53%   -10.74%
GE Global Equity w/load      -0.04%    -26.28%   -10.74%
   MAXIMUM LOAD               1.00%      1.00%     0.00%
MSCI World                    2.28%    -24.20%   -11.90%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                  GE Global Equity Fund              MSCI World

  11/29/93              10,000.00                    10,000.00
      9/94              11,242.92                    11,100.39
      9/95              12,115.44                    12,698.69
      9/96              13,534.42                    14,434.73
      9/97              16,124.78                    17,915.12
      9/98              14,416.62                    17,939.47
      9/99              19,779.00                    23,226.89
      9/00              22,695.98                    25,122.21
      9/01              16,680.93                    18,036.73
      9/02              13,569.96                    14,577.00
      3/03              13,668.28                    14,909.61

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE      FIVE       SINCE
                             MONTHS      YEAR      YEAR   INCEPTION
                             ------      ----      ----   ---------
GE Global Equity              0.72%     -25.3     -4.85%    3.40%
MSCI World                    2.28%     -24.2     -5.70%    4.37%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE GLOBAL EQUITY FUND

MARKET VALUE OF $36,662 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

United States                            56.4%
Continental Europe                       20.9%
United Kingdom                            7.6%
Short Term                                5.0%
Japan                                     4.9%
Emerging Asia                             2.5%
Canada                                    1.0%
Others                                    0.8%
Latin America                             0.6%
Pacific Rim                               0.3%

                                                       NUMBER
                                                    OF SHARES            VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 95.0%
-------------------------------------------------------------------------------

AUSTRALIA -- 0.1%

Woolworths Ltd.                                        3,183          $   23,524

BRAZIL -- 0.5%

Aracruz Celulose S.A. ADR                                327               6,543
Cia Vale do Rio Doce ADR                                 557              14,454
Cia Vale do Rio Doce ADR                               1,105              29,780
Empresa Brasileira de
   Aeronautica S.A. ADR                                9,517             110,302
                                                                         161,079

CANADA -- 1.1%

Bank of Nova Scotia                                      640              22,581
Canadian Pacific Railway                               5,449             115,541
Ltd.
Petro-Canada                                           6,950             236,242
                                                                         374,364

CHINA -- 0.9%

China Petroleum &
   Chemical Corp.                                  1,116,000             223,216
Huaneng Power
   International Inc.                                 90,000              84,237
                                                                         307,453

FINLAND -- 1.0%

Nokia Oyj                                              2,607              36,015
Sampo Oyj (Series A)                                  21,967             134,234
Stora Enso Oyj (Series R)                             21,137             194,897
                                                                         365,146

                                                       NUMBER
                                                    OF SHARES            VALUE
FRANCE -- 6.3%

Accor S.A                                              5,760          $  159,144
Arcelor                                               11,491             101,064
Aventis S.A                                            1,752              76,911
AXA                                                    9,357             110,476
BNP Paribas                                            7,679             307,521
Carrefour S.A                                          8,400             318,155
Cie de Saint-Gobain                                    2,826              78,111
Lagardere S.C.A. (Regd.)                               7,546             258,554
Michelin (C.G.D.E.) (Regd.)                            4,570             125,667
Suez S.A                                               2,876              33,423
Total Fina Elf S.A. (Series B)                         3,386             428,597
Vinci S.A                                              2,065             120,553
Vivendi Environnement                                  7,756             127,881
                                                                       2,246,057
GERMANY -- 2.3%

Altana AG                                              2,208             103,603
Bayerische Motoren Werke AG                            4,669             129,612
Deutsche Bank AG (Regd.)                               1,845              77,511
Deutsche Boerse AG                                     2,522              97,228
E.ON AG                                                4,421             182,258
Muenchener Rueckversicherungs
   AG (Regd.)                                          1,658              94,983
Schering AG                                            3,749             152,386
                                                                         837,581
HONG KONG -- 0.3%

Johnson Electric Holdings Ltd.                        82,000              89,891

IRELAND -- 1.2%

Bank of Ireland                                       20,938             223,678
CRH PLC                                               14,305             207,452
                                                                         431,130
ISRAEL -- 0.5%

Teva Pharmaceutical
   Industries ADR                                      4,550             189,508

ITALY -- 2.4%

Banca Intesa SpA                                      77,845             173,287
ENI-Ente Nazionale
   Idrocarburi SpA                                    22,728             303,562
Mediaset SpA                                           3,996              30,349
Riunione Adriatica
   di Sicurta SpA                                     17,605             218,808
Telecom Italia SpA                                    30,957             130,392
                                                                         856,398
JAPAN -- 5.0%

Aiful Corp.                                            1,400              46,045
Asahi Glass Co. Ltd.                                  25,000             134,087

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                     NUMBER
                                                  OF SHARES            VALUE

Canon Inc                                            7,000         $  244,392
Chugai Pharmaceutical Co. Ltd.                       8,500             85,946
Honda Motor Co. Ltd.                                 5,900            196,534
Hoya Corp                                              300             18,089
Komatsu Ltd.                                        62,000            227,964
Minebea Co. Ltd.                                    14,000             45,927
Murata Manufacturing Co. Ltd.                        1,700             65,947
Nissan Motor Co. Ltd.                               30,600            203,862
Sanyo Electric Co. Ltd.                             23,000             62,844
Sharp Corp.                                         17,000            167,735
Sony Corp.                                           3,800            134,593
Terumo Corp.                                         6,400             92,238
Toshiba Corp.                                       28,000             73,908
                                                                    1,800,111

MEXICO -- 0.2%

Grupo Televisa S.A. ADR                              2,499             62,850(a)

NETHERLANDS -- 1.5%

Aegon N.V                                            7,557             56,734
IHC Caland N.V                                         823             35,096
ING Groep N.V                                       16,229            187,539
Koninklijke Philips
   Electronics N.V                                  10,802            169,617
Royal Dutch Petroleum Co.                            2,058             83,787
                                                                      532,773

NORWAY -- 0.3%

Statoil ASA                                         13,722            106,838

RUSSIA -- 0.2%

LUKOIL ADR                                           1,178             65,026(b)
LUKOIL ADR                                              70              3,875
                                                                       68,901

SOUTH AFRICA -- 0.1%

Gold Fields Ltd.                                     2,125             22,732
SABMiller PLC                                        1,208              7,561
                                                                       30,293

SOUTH KOREA -- 0.9%

Kookmin Bank                                         1,226             28,929
KT Corp.                                               307             10,584
KT Corp. ADR                                           694             11,916
POSCO                                                1,710            134,270
POSCO ADR                                              430              8,471
Samsung Electronics Co. Ltd.                           580            131,309
                                                                      325,479

SPAIN -- 1.4%

Banco Santander Central
   Hispano S.A. (Regd.)                             22,480            143,502
Grupo Ferrovial S.A                                  4,388            113,767

                                                     NUMBER
                                                  OF SHARES            VALUE

Telefonica S.A                                      24,697         $  230,956
Telefonica S.A. ADR                                    287              8,050(a)
                                                                      496,275

SWEDEN -- 1.5%

Assa Abloy AB (Series B)                            21,188            173,673
Autoliv Inc. SDR                                     5,550            108,003
Skandinaviska Enskilda Banken
   AB (Series A)                                    10,664             92,441
Svenska Handelsbanken                               12,117            170,774
                                                                      544,891

SWITZERLAND -- 2.7%

Credit Suisse Group (Regd.)                         10,912            189,746
Nestle S.A. (Regd.)                                  1,599            316,499
Novartis AG (Regd.)                                  8,992            333,012
Syngenta AG (Regd.)                                  2,734            124,618
                                                                      963,875

TAIWAN -- 0.7%

Taiwan Semiconductor
   Manufacturing Co. Ltd.                          219,400            267,080(a)

UNITED KINGDOM -- 7.8%

Aviva PLC                                           17,266             96,066
BHP Billiton PLC                                    55,964            280,417
Brambles Industries PLC                             62,371            149,852
Capita Group PLC                                     5,418             20,254
Compass Group PLC                                   48,836            208,613
Diageo PLC                                             720              7,386
GlaxoSmithKline PLC                                 13,899            244,520
Kingfisher PLC                                      39,608            143,995
National Grid Transco PLC                           33,338            204,196
Prudential PLC                                       1,731              8,441
Reed Elsevier PLC                                   28,540            203,905
Rio Tinto PLC. (Regd.)                                 671             12,505
Royal Bank of Scotland
   Group PLC                                         8,964            201,907
Smith & Nephew PLC                                  42,190            258,081
Smiths Group PLC                                    14,149            143,134
Tesco PLC                                           58,594            165,089
Vodafone Group PLC                                 252,337            450,708
                                                                    2,799,069

UNITED STATES -- 56.1%

American Express Co.                                18,910            628,379
American International Group                        10,733            530,747
Applied Materials Inc.                              28,934            363,990(a)
Bank of America Corp.                                7,912            528,838
Bank One Corp.                                      16,508            571,507
Cardinal Health Inc.                                10,553            601,204
Cisco Systems Inc.                                  38,725            502,651(a)
Citigroup Inc.                                      17,633            607,457
Colgate-Palmolive Co.                               13,439            731,619
Dell Computer Corp.                                 20,379            556,550(a)

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                           NUMBER
                                        OF SHARES            VALUE

Emerson Electric Co.                      10,851       $    492,093
Exxon Mobil Corp.                         23,271            813,321
Federal National Mortgage
   Association                             9,184            600,174
First Data Corp.                          21,223            785,463
General Mills Inc.                        13,976            636,607
Goldman Sachs Group Inc.                   8,225            559,958
Home Depot Inc.                           24,687            601,375
Intel Corp.                               30,843            502,124
International Business
   Machines Corp.                          7,685            602,735
Johnson & Johnson                         11,566            669,324
Marsh & McLennan Cos. Inc.                13,890            592,131
Merck & Co. Inc.                          10,832            593,377
Microsoft Corp.                           31,134            753,754
Omnicom Group                              6,151            333,200
Oracle Corp.                              35,801            388,405(a)
PepsiCo. Inc.                             15,550            622,000
Pfizer Inc.                               33,047          1,029,745
Schlumberger Ltd.                         11,004            418,262
Target Corp.                              22,042            644,949
United Technologies Corp                  11,475            663,026
Verizon Communications Inc.               14,687            519,185
Viacom Inc. (Class B)                     16,416            599,512(a)
Wal-Mart Stores Inc.                       6,855            356,666
Wyeth                                     16,615            628,379
                                                         20,028,707

TOTAL COMMON STOCK
   (COST $41,877,521)                                    33,909,273

--------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 1.8%
--------------------------------------------------------------------------

UNITED STATES -- 1.8%

SPDR Trust Series 1
   (COST $954,508)                         7,822            662,836

--------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%
--------------------------------------------------------------------------

GERMANY -- 0.7%

Henkel KGaA                                2,765            170,017
Porsche AG                                   331             92,608


TOTAL PREFERRED STOCKS
   (COST $304,502)                                          262,625

                                            NUMBER
                                         OF SHARES            VALUE
--------------------------------------------------------------------------

RIGHTS -- 0.0%*
--------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A
   (COST $0)                              23,062       $      4,781 (a)

TOTAL INVESTMENT IN SECURITIES
   (COST $43,136,531)                                    34,839,515

--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.1%
--------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,822,598)                   1,822,598          1,822,598 (l)

LIABILITIES IN EXCESS OF OTHER
ASSETS,
   NET-- (2.6)%                                            (953,643)
                                                       ------------

NET ASSETS-- 100%                                      $ 35,708,470
                                                       ============

--------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------

The GE Global Equity Fund was invested in the following sectors at March 31,
2003:
                                                    PERCENTAGE (BASED
SECTOR                                               ON MARKET VALUE)
--------------------------------------------------------------------------
Financial                                                  19.92%
Healthcare                                                 13.80%
Consumer Discretionary                                     13.62%
Information Technology                                     12.29%
Industrials                                                 9.45%
Consumer Staples                                            8.18%
Energy                                                      7.41%
Short Term                                                  4.97%
Telecommunication Services                                  3.73%
Materials                                                   3.02%
Miscellaneous                                               1.81%
Utilities                                                   1.72%
Materials                                                   0.08%
                                                         ----------
                                                          100.00%

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

Q&A

Q. HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE International Equity Fund declined 7.04% for Class A shares, 7.34% for Class B shares, 6.85% for Class C shares, and 6.74% for Class Y shares during the six-month period ended March 31, 2003, underperforming the MSCI EAFE Index which declined 2.28% for the same period. The Fund trailed its Lipper peer group of 860 International Funds, which lost 3.33% during the same period.

Q.   HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. Markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years.

Q.   WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Utilities performed poorly during the period, as did industrials and consumer discretionary stocks. The telecommunications sector was the strongest performer in the index and our underweight position made a negative contribution. However, positive contributions came from holdings in financial, energy, and healthcare stocks. In the portfolio the following performed poorly: utility Suez (France), on cash flow sustainability concerns; industrials Brambles (U.K. - business services) on competitive issues and BAE Systems (U.K. - aerospace and defense) on cost overruns; consumer discretionary stocks Sega (Japan - consumer electronics) on product concerns and Porsche (Germany - autos) on inventory worries. Telecommunication companies Vodafone (U.K.) and Telefonica (Spain) were the two top performers, followed by banks BNP Paribas (France) and Banco Intesa (Italy) and stocks in materials, healthcare and energy.

Q. WHAT WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS?

A. Economic performance in Continental Europe has been very weak with German unemployment greater than 10%. As Europe's largest economy, Germany's problems are felt across the Continent. In addition, Euro strength against the Dollar (up 10.6% in the period) has hurt Europe's exports to the West. Japan's economy has been of little help to the global picture but, in the rest of Asia, growth has been strong. China, especially, has become a more important component of global activity.

     Currently, war in Iraq, the SARS outbreak, and the weak global economy are all having a severe dampening effect on economic activity.

Q.   WHAT MAJOR CHANGES TOOK PLACE IN THE FUND?

A. Eliminations from the portfolio included Sega (Japan), due to ongoing management and product concerns; BAE Systems (UK) due to sharply lower confidence in management's ability to stem production problems; and Friends Provident (U.K. ) on the deteriorating state of the British insurance market. Major additions included: Asahi Glass (Japan), a world- class producer of LCD screen material; Royal Bank of Scotland, one of the U.K's premier retail banks; Lukoil, a Russian energy company; and GlaxoSmithKline (U.K.), the world's second largest pharmaceutical company.

Q.   WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD AND HOW IS THE FUND POSITIONED?

A. Geopolitics currently dominates the investment markets, rather than company fundamentals. In this period there are unprecedented opportunities for the longer-term investor, as evidenced by the extreme undervaluation of equity markets throughout much of the developed world. The portfolio is taking advantage of those opportunities when they conform to our disciplined investment process.

                                                    GE INTERNATIONAL EQUITY FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

----------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
----------------------------------------------
Vodafone Group PLC.                     2.57%
----------------------------------------------
Total Fina Elf S.A. (Series B)          2.45%
----------------------------------------------
Novartis AG (Regd.)                     1.90%
----------------------------------------------
Carrefour S.A.                          1.90%
----------------------------------------------
Nestle S.A. (Regd.)                     1.81%
----------------------------------------------
BNP Paribas                             1.75%
----------------------------------------------
ENI-Ente Nazionale Idrocarburi SpA      1.73%
----------------------------------------------
BHP Billiton PLC.                       1.60%
----------------------------------------------
Lagardere S.C.A. (Regd.)                1.58%
----------------------------------------------
Taiwan Semiconductor Manufacturing
   Co. Ltd.                             1.53%
----------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital by investing primarily in equity securities of companies in developed and developing countries other than the United States.

LIPPER PERFORMANCE
COMPARISON

International Funds Peer Group

Based on average annual total returns for the periods ended 3/31/03

                               SIX        ONE      FIVE
                            MONTHS       YEAR      YEAR
                            ------       ----      ----
Number of
Funds in
peer group:                    860        824       457
-------------------------------------------------------
Peer group
average annual
total return:                -3.33%    -24.60%    -6.93%
-------------------------------------------------------

Lipper categories
in peer group: International, Canadian,
International Small Cap

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

                GE Int'l Equity Fund          GE Int'l Equity Fund w/load           MSCI EAFE
 3/2/94                 10,000.00                       9,425.00                    10,000.00
   9/94                 10,126.66                       9,544.37                    10,067.77
   9/95                 10,649.18                      10,036.85                    10,650.85
   9/96                 11,877.76                      11,194.79                    11,568.28
   9/97                 14,109.82                      13,298.51                    12,976.37
   9/98                 12,881.56                      12,140.87                    11,894.26
   9/99                 16,163.49                      15,234.09                    15,576.00
   9/00                 17,861.12                      16,834.10                    16,071.31
   9/01                 12,262.71                      11,557.60                    11,460.41
   9/02                  9,775.60                       9,213.50                     9,680.74
   3/03                  9,087.65                       8,565.11                     9,460.42

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE      FIVE          SINCE
                            MONTHS       YEAR      YEAR      INCEPTION
                            ------       ----      ----      ---------
GE International Equity      -7.04%     -31.0    -10.10%      -1.05%
GE International
   Equity W/LOAD            -12.35%     -34.9    -11.16%      -1.69%
   MAXIMUM LOAD OF 5.75%
MSCI EAFE                    -2.28%     -23.2     -7.17%      -0.61%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                GE Int'l Equity Fund          GE Int'l Equity Fund w/load       MSCI EAFE
 3/2/94                10,000.00                     10,000.00                  10,000.00
   9/94                10,086.65                     10,086.65                  10,067.77
   9/95                10,523.58                     10,523.58                  10,650.85
   9/96                11,658.03                     11,658.03                  11,568.28
   9/97                13,740.18                     13,740.18                  12,976.37
   9/98                12,450.08                     12,450.08                  11,894.26
   9/99                15,508.24                     15,508.24                  15,576.00
   9/00                17,084.42                     17,084.42                  16,071.31
   9/01                11,729.46                     11,729.46                  11,460.41
   9/02                 9,350.51                      9,350.51                   9,680.74
   3/03                 8,692.47                      8,692.47                   9,460.42

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE      FIVE         SINCE
                            MONTHS       YEAR      YEAR     INCEPTION
                            ------       ----      ----     ---------
GE International Equity      -7.34%     -31.5    -10.77%      -1.53%
GE International
   Equity w/load            -11.05%     -34.2    -10.77%      -1.53%
   MAXIMUM LOAD               4.00%      4.00%     0.00%       0.00%
MSCI EAFE                    -2.28%     -23.2     -7.17%      -0.61%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                GE Int'l Equity Fund        GE Int'l Equity Fund w/load         MSCI EAFE
9/30/99                10,000.00                     10,000.00                  10,000.00
   3/00                12,561.62                     12,561.62                  11,686.13
   9/00                10,967.54                     10,967.54                  10,318.00
   3/01                 9,063.05                      9,063.05                   8,662.24
   9/01                 7,473.51                      7,473.51                   7,357.74
   3/02                 8,001.13                      8,001.13                   7,910.86
   9/02                 5,910.69                      5,910.69                   6,215.16
   3/03                 5,505.87                      5,505.87                   6,073.72

AVERAGE ANNUAL TOTAL RETURN

                               SIX          ONE            SINCE
                            MONTHS         YEAR        INCEPTION
                            ------         ----        ---------
GE International Equity      -6.85%       -31.19%        -15.67%
GE International
   Equity w/load             -7.78%       -31.87%        -15.67%
   MAXIMUM LOAD               1.00%         1.00%          0.00%
MSCI EAFE                    -2.28%       -23.23%        -13.28%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                GE Int'l Equity Fund                 MSCI EAFE

 3/2/94                10,000.00                     10,000.00
   9/94                10,146.67                     10,067.77
   9/95                10,699.89                     10,650.85
   9/96                11,980.87                     11,568.28
   9/97                14,276.37                     12,976.37
   9/98                13,085.30                     11,894.26
   9/99                16,450.90                     15,576.00
   9/00                18,223.23                     16,071.31
   9/01                12,534.12                     11,460.41
   9/02                10,020.43                      9,680.74
   3/03                 9,345.02                      9,460.42


AVERAGE ANNUAL TOTAL RETURN

                                 SIX      ONE      FIVE         SINCE
                              MONTHS     YEAR      YEAR     INCEPTION
                              ------     ----      ----     ---------
GE International Equity       -6.74%    -30.75    -9.85%     -0.74%
MSCI EAFE                     -2.28%    -23.23    -7.17%     -0.61%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE INTERNATIONAL EQUITY FUND

MARKET VALUE OF $49,050 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Continental Europe                     44.1%
Short-Term                             18.1%
United Kingdom                         16.5%
Japan                                  10.3%
Emerging Asia                           5.1%
Canada                                  2.2%
Emerging Europe                         1.8%
Latin America                           1.3%
Pacific Rim                             0.6%

                                         NUMBER
                                      OF SHARES                 VALUE
---------------------------------------------------------------------------
COMMON STOCK -- 85.0%
---------------------------------------------------------------------------

AUSTRALIA -- 0.1%

Woolworths Ltd.                          8,922               $   65,939

BRAZIL -- 1.0%

Aracruz Celulose S.A. ADR                  918                   18,369
Cia Vale do Rio Doce ADR                 1,524                   39,548
Cia Vale do Rio Doce ADR                 3,060                   82,467
Empresa Brasileira de
   Aeronautica S.A. ADR                 26,523                  307,402
                                                                447,786

CANADA -- 2.4%

Bank of Nova Scotia                      1,796                   63,369
Canadian Pacific Railway                15,210                  322,513
Ltd.
Petro-Canada                            20,986                  713,349
                                                              1,099,231

CHINA -- 1.8%

China Petroleum &
   Chemical Corp.                    3,120,000                  624,044
Huaneng Power
   International Inc.                  240,000                  224,631
                                                                848,675

FINLAND -- 2.2%

Nokia Oyj                                7,132                   98,526
Sampo Oyj (Series A)                    59,742                  365,067
Stora Enso Oyj (Series R)               57,985                  534,659
                                                                998,252

                                         NUMBER
                                      OF SHARES                  VALUE

FRANCE -- 13.9%

Accor S.A                               16,104               $  444,941
Arcelor                                 32,099                  282,313
Aventis S.A                              4,962                  217,827
AXA                                     26,130                  308,511
BNP Paribas                             21,486                  860,451
Carrefour S.A                           24,606                  931,966
Cie de Saint-Gobain                      7,921                  218,937
Lagardere S.C.A. (Regd.)                22,585                  773,845
Michelin (C.G.D.E.) (Regd.)             12,692                  349,008
Suez S.A                                12,179                  141,536
Total Fina Elf S.A. (Series B)           9,482                1,200,224
Vinci S.A                                5,669                  330,952
Vivendi Environnement                   21,682                  357,494
                                                              6,418,005

GERMANY -- 5.0%

Altana AG                                6,160                  289,037
Bayerische Motoren Werke AG             13,061                  362,575
Deutsche Bank AG                         5,100                  214,257
Deutsche Boerse AG                       7,069                  272,525
E.ON AG                                 12,358                  509,465
Muenchener Rueckversicherungs
   AG (Regd.)                            4,626                  265,014
Schering AG                             10,476                  425,820
                                                              2,338,693

HONG KONG -- 0.5%

Johnson Electric Holdings Ltd.         229,600                  251,695

IRELAND -- 2.6%

Bank of Ireland                         58,559                  625,577
CRH PLC                                 39,684                  575,499
                                                              1,201,076

ISRAEL -- 1.2%

Teva Pharmaceutical
   Industries ADR                       13,356                  556,277

ITALY -- 5.2%

Banca Intesa SpA                       226,889                  505,066
ENI-Ente Nazionale
   Idrocarburi SpA                      63,442                  847,350
Mediaset SpA                            11,205                   85,099
Riunione Adriatica di
   Sicurta SpA                          48,981                  608,774
Telecom Italia SpA                      90,747                  382,229
                                                              2,428,518

JAPAN -- 10.9%

Aiful Corp.                              3,950                  129,912
Asahi Glass Co. Ltd                     70,000                  375,443
Canon Inc.                              20,000                  698,263

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         NUMBER
                                      OF SHARES                 VALUE

Chugai Pharmaceutical Co. Ltd.          23,800              $  240,649
Honda Motor Co. Ltd.                    16,500                 549,629
Hoya Corp.                               1,100                  66,327
Komatsu Ltd.                           173,000                 636,094
Minebea Co. Ltd.                        38,000                 124,658
Murata Manufacturing Co. Ltd.            4,400                 170,686
Nissan Motor Co. Ltd.                   85,800                 571,614
Sanyo Electric Co. Ltd.                 64,000                 174,869
Sharp Corp.                             48,000                 473,604
Sony Corp.                              10,700                 378,985
Terumo Corp.                            17,500                 252,214
Toshiba Corp.                           80,000                 211,165
                                                             5,054,112

MEXICO -- 0.4%

Grupo Televisa S.A. ADR                  6,959                 175,019(a)

NETHERLANDS -- 3.3%

Aegon N.V                               21,083                 158,280
IHC Caland N.V                           3,332                 142,090
ING Groep N.V                           45,256                 522,970
Koninklijke Philips
   Electronics N.V                      30,204                 474,274
Royal Dutch Petroleum Co.                5,658                 230,352
                                                             1,527,966

NORWAY -- 0.6%

Statoil ASA                             38,569                 300,295

RUSSIA -- 0.4%

LUKOIL ADR                               3,474                 191,795(b)

SOUTH AFRICA -- 0.3%

Gold Fields Ltd.                        11,686                 125,011
SABMiller PLC                            3,384                  21,182
                                                               146,193

SOUTH KOREA -- 1.9%

Kookmin Bank                             3,436                  81,076
KT Corp.                                   867                  29,892
KT Corp. ADR                             1,899                  32,606
POSCO                                    4,750                 372,972
POSCO ADR                                1,056                  20,803
Samsung Electronics Co. Ltd.             1,620                 366,758
                                                               904,107

SPAIN -- 3.0%

Banco Santander Central
   Hispano S.A. (Regd.)                 62,810                 400,949
Grupo Ferrovial S.A                     12,245                 317,475
Telefonica S.A                          68,736                 642,791


                                          NUMBER
                                       OF SHARES                VALUE

Telefonica S.A. ADR                        710              $   19,916(a)
                                                             1,381,131

SWEDEN -- 3.4%

Assa Abloy AB (Series B)                59,280                 485,905
Autoliv Inc. SDR                        17,436                 339,304
Skandinaviska Enskilda Banken
   AB (Series A)                        29,736                 257,767
Svenska Handelsbanken                   33,867                 477,312
                                                             1,560,288

SWITZERLAND -- 5.8%

Credit Suisse Group (Regd.)             30,521                 530,721
Nestle S.A. (Regd.)                      4,474                 885,564
Novartis AG (Regd.)                     25,171                 932,190
Syngenta AG (Regd.)                      7,639                 348,191
                                                             2,696,666

TAIWAN -- 1.6%

Taiwan Semiconductor
   Manufacturing Co. Ltd.              615,083                 748,752(a)

UNITED KINGDOM -- 17.5%

Aviva PLC                               79,789                 443,937
BHP Billiton PLC                       156,598                 784,660
Brambles Industries PLC                174,212                 418,560
Capita Group PLC                        15,189                  56,780
Compass Group PLC                      136,616                 583,584
Diageo PLC                               2,020                  20,722
GlaxoSmithKline PLC                     38,957                 685,356
Kingfisher PLC                         110,605                 402,104
National Grid Transco PLC               93,238                 571,085
Prudential PLC                          15,843                  77,255
Reed Elsevier PLC                       79,834                 570,377
Rio Tinto PLC. (Regd.)                   1,883                  35,091
Royal Bank of Scotland
   Group PLC                            25,069                 564,661
Smith & Nephew PLC                     118,026                 721,979
Smiths Group PLC                        39,539                 399,983
Tesco PLC                              163,635                 461,043
Vodafone Group PLC                     706,522               1,261,944
                                                             8,059,121

TOTAL COMMON STOCK
   (COST $48,971,951)                                       39,399,592

-------------------------------------------------------------------------------
PREFERRED STOCKS -- 1.6%
-------------------------------------------------------------------------------

GERMANY -- 1.6%

Henkel KGaA                              7,728                 475,188
Porsche AG                                 928                 259,639

TOTAL PREFERRED STOCK
   (COST $872,514)                                             734,827

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                  NUMBER
                                               OF SHARES           VALUE
------------------------------------------------------------------------------
RIGHTS -- 0.0%*
------------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A.
   (COST $0)                                      64,151    $     13,300 (a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $49,844,465)                         40,147,719

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 19.2%
------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                             7,403,228       7,403,228 (l)


                                              PRINCIPAL
                                                 AMOUNT          VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER -- 3.2%

Bank of America Corp.
   1.22%   04/22/03                         $  1,500,000       1,498,933

TOTAL SHORT-TERM INVESTMENTS
   (COST $8,902,161)                                           8,902,161

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (5.8)%                                                 (2,684,004)
                                                            ------------

NET ASSETS-- 100%                                           $ 46,365,876
                                                            ============

------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
------------------------------------------------------------------------------

The GE International Equity Fund was invested in the following sectors at March 31, 2003:

                                                        PERCENTAGE (BASED
SECTOR                                                   ON MARKET VALUE)
------------------------------------------------------------------------------

Short-Term                                                     18.15%
Financial                                                      15.77%
Consumer Discretionary                                         14.21%
Healthcare                                                      8.81%
Energy                                                          8.66%
Industrials                                                     8.66%
Materials                                                       6.56%
Consumer Staples                                                5.83%
Telecommunication Services                                      4.86%
Information Technology                                          4.81%
Utilities                                                       3.68%
                                                            -----------
                                                              100.00%

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE PREMIER GROWTH EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDING MARCH 31, 2003?

A. The GE Premier Growth Equity Fund returned 4.59% for Class A shares, 4.18% for Class B shares, 4.30% for Class C shares, and 4.75 for Class Y shares. The S&P 500 was up 5.04% for the six-month period, which the various classes of the Fund modestly underperformed, while our Lipper peer group of 1035 Large Cap Core funds returned 3.30%.

Q.   WHAT FACTORS DROVE THE FUND'S PERFORMANCE FOR THE SIX-MONTH PERIOD?

A. All of the strength came in the first two months and the market has been down for the last four months. The market rebounded sharply last fall from depressed levels. In calendar 2003, the market has drifted lower due to weak economic indicators and geopolitical worries.

     Technology has been the strongest sector in the last six months with a return of 22%. Our tech holdings lagged this strong return; with bellwethers Microsoft up 11%, Intel up 17%, and Dell up 16%. In addition Intuit, a business software company, declined 18% in the period due to a modest earnings miss pre-announced last quarter.

     On the plus side, our media holdings were strong performers with Comcast up 32% and Liberty Media up 36%. Our sole telecom holding, Vodaphone, was up 42% in the period.

Q.   HOW HAVE YOU POSITIONED THE PORTFOLIO IN THIS TURBULENT MACRO ENVIRONMENT?

A. We have not attempted a guess at how geopolitical events may play out this year, and changes to the portfolio have been modest. There are 33 stocks in the portfolio and we continue to be overweighted in technology and healthcare. We continue to take a long-term investment view of our holdings. Our holdings are financially strong, industry leaders with growth rates well in excess of the overall market.

Q.   WHAT IS YOUR OUTLOOK FOR THE FUND FOR THE BALANCE OF THE YEAR?

A. As this is written, the war in Iraq has gone well for the coalition forces, and there is reason to be more optimistic for both the economy and the stock market for the balance of the year. While we think economic growth may be sub par in the near-term, it should gradually strengthen in the coming quarters. If so, the stock market should respond to a better outlook for corporate profits. Our focus continues to be on a concentrated list of growth companies that we believe will outperform the averages over the long term.

                                                   GE PREMIER GROWTH EQUITY FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

-------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
-------------------------------------------
First Data Corp.                      4.62%
-------------------------------------------
Liberty Media Corp. (Series A)        4.18%
-------------------------------------------
Comcast Corp. (Class A) SPL           3.86%
-------------------------------------------
Dell Computer Corp.                   3.60%
-------------------------------------------
Pfizer Inc.                           3.59%
-------------------------------------------
Vodafone Group PLC. ADR.              3.53%
-------------------------------------------
Cardinal Health Inc.                  3.52%
-------------------------------------------
Citigroup Inc.                        3.39%
-------------------------------------------
Carnival Corp.                        3.38%
-------------------------------------------
Microsoft Corp.                       3.26%
-------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in a limited number of equity securities of large- and medium-sized companies that the portfolio manager believes have above-average growth histories and/or growth potential.

LIPPER PERFORMANCE
COMPARISON

Large Cap Core

Based on average annual total returns
for the periods ended 3/31/03

                           SIX      ONE        FIVE
                        MONTHS     YEAR        YEAR
                        ------     ----        ----
Number of
Funds in
peer group:             1,035       969        512
----------------------------------------------------
Peer group
average annual
total return:            3.30%   -25.78%     -5.00%
----------------------------------------------------

Lipper categories
in peer group: Large Cap Core

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund      GE Premier Growth Fund w/load          S&P 500          S&P 500/BARRA Growth
12/31/96                    10,000.00                      9,425.00                   10,000.00             10,000.00
    9/97                    12,233.32                     11,529.91                   12,959.85             13,183.67
    9/98                    13,866.65                     13,069.32                   14,140.87             15,588.23
    9/99                    19,210.40                     18,105.80                   18,072.96             20,822.28
    9/00                    22,784.86                     21,474.73                   20,466.47             23,354.31
    9/01                    17,329.76                     16,333.30                   15,010.42             15,012.07
    9/02                    14,561.83                     13,724.52                   11,934.79             12,106.98
    3/03                    15,230.88                     14,355.11                   12,536.75             12,860.70

AVERAGE ANNUAL TOTAL RETURN

                                 SIX           ONE        FIVE          SINCE
                              MONTHS          YEAR        YEAR      INCEPTION
                              ------          ----        ----      ---------
GE Premier
   Growth Equity               4.59%        -24.71%       1.28%        6.96%
GE Premier Growth
   Equity w/load              -1.43%        -29.04%       0.08%        5.95%
   MAXIMUM LOAD
   OF 5.75%
S&P 500                        5.04%        -24.76%      -3.77%        3.68%
S&P 500/BARRA
   Growth                      6.23%        -23.61%      -4.11%        4.11%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund      GE Premier Growth Fund w/load            S&P 500      S&P 500/BARRA Growth
12/31/96                      10,000.00                    10,000.00                     10,000.00         10,000.00
    9/97                      12,166.66                    12,166.66                     12,959.85         13,183.67
    9/98                      13,683.31                    13,683.31                     14,140.87         15,588.23
    9/99                      18,818.49                    18,818.49                     18,072.96         20,822.28
    9/00                      22,149.56                    22,149.56                     20,466.47         23,354.31
    9/01                      16,726.35                    16,726.35                     15,010.42         15,012.07
    9/02                      13,948.17                    13,948.17                     11,934.79         12,106.98
    3/03                      14,531.31                    14,531.31                     12,536.75         12,860.70

AVERAGE ANNUAL TOTAL RETURN

                               SIX          ONE         FIVE          SINCE
                            MONTHS         YEAR         YEAR      INCEPTION
                            ------         ----         ----      ---------
GE Premier
   Growth Equity              4.18%       -25.28%       0.52%        6.19%
GE Premier Growth
   Equity w/load              0.18%       -28.27%       0.52%        6.19%
   MAXIMUM LOAD               4.00%         4.00%       0.00%        0.00%
S&P 500                       5.04%       -24.76%      -3.77%        3.68%
S&P 500/BARRA
   Growth                     6.23%       -23.61%      -4.11%        4.11%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund     GE Premier Growth Fund w/load      S&P 500     S&P 500/BARRA Growth
 9/30/99                  10,000.00                    10,000.00                 10,000.00         10,000.00
    3/00                  12,482.09                    12,482.09                 11,773.02         12,497.89
    9/00                  11,765.74                    11,765.74                 11,324.36         11,216.02
    3/01                  10,251.88                    10,251.88                  9,200.32          7,716.31
    9/01                   8,884.96                     8,884.96                  8,305.46          7,209.62
    3/02                  10,331.03                    10,331.03                  9,219.23          8,085.67
    9/02                   7,405.02                     7,405.02                  6,603.67          5,814.43
    3/03                   7,723.15                     7,723.15                  6,936.74          6,176.41

AVERAGE ANNUAL TOTAL RETURN

                             SIX            ONE            SINCE
                          MONTHS           YEAR        INCEPTION
                          ------           ----        ---------
GE Premier
   Growth Equity            4.30%        -25.24%         -7.11%
GE Premier Growth
   Equity W/LOAD            3.30%        -25.99%         -7.11%
   MAXIMUM LOAD             1.00%          1.00%          0.00%
S&P 500                     5.04%        -24.76%         -9.92%
S&P 500/BARRA
   Growth                   6.23%        -23.61%        -12.86%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                    GE Premier Growth Fund           S&P 500     S&P 500/BARRA Growth
12/31/96                  10,000.00                  10,000.00         10,000.00
    9/97                  12,253.32                  12,959.85         13,183.67
    9/98                  13,926.32                  14,140.87         15,588.23
    9/99                  19,345.90                  18,072.96         20,822.28
    9/00                  22,995.97                  20,466.47         23,354.31
    9/01                  17,534.38                  15,010.42         15,012.07
    9/02                  14,767.94                  11,934.79         12,106.98
    3/03                  15,470.05                  12,536.75         12,860.70

AVERAGE ANNUAL TOTAL RETURN

                            SIX            ONE         FIVE      SINCE
                         MONTHS           YEAR         YEAR  INCEPTION
                         ------           ----         ----  ---------
GE Premier
   Growth Equity          4.75%         -24.52%        1.54%   7.23%
S&P 500                   5.04%         -24.76%       -3.77%   3.68%
S&P 500/BARRA
   Growth                 6.23%         -23.61%       -4.11%   4.11%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                               GE PREMIER GROWTH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE PREMIER GROWTH EQUITY FUND

MARKET VALUE OF $286,944 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Information Technology                   19.6%
Financial                                16.0%
Consumer Discretionary                   16.0%
Healthcare                               15.0%
Industrials                              12.6%
Short-Term                               12.4%
Telecommunication Services                3.5%
Energy                                    2.9%
Consumer Staples                          2.0%


                                                  NUMBER
                                               OF SHARES           VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 95.1%
-------------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 17.4%

Carnival Corp.                                    402,854    $   9,712,810(j)
Catalina Marketing Corp.                          225,598        4,338,250(a,j)
Comcast Corp. (Class A Special)                   402,854       11,074,456(a)
Home Depot Inc.                                   362,568        8,832,156
Liberty Media Corp. (Series A)                  1,232,732       11,994,482(a)
                                                                45,952,154

CONSUMER STAPLES -- 2.2%

The Gillette Co.                                  185,313        5,733,584


ENERGY -- 3.0%

Baker Hughes Inc.                                 145,027        4,340,658
Schlumberger Ltd.                                  96,685        3,674,997
                                                                 8,015,655

FINANCIAL -- 17.4%

AFLAC Inc.                                        241,712        7,746,870
American Express Co.                              201,427        6,693,419
American International Group                      161,141        7,968,422
Citigroup Inc.                                    281,997        9,714,797
Federal National Mortgage
   Association                                    140,999        9,214,285
State Street Corp.                                145,027        4,587,204(e)
                                                                45,924,997

HEALTHCARE -- 16.3%

Cardinal Health Inc.                              177,256       10,098,274(h)
DENTSPLY International Inc.                       173,227        6,026,567
Lincare Holdings Inc.                             257,826        7,912,680(a,j)
Pfizer Inc.                                       330,340       10,293,394
Wyeth                                             233,655        8,836,832
                                                                43,167,747

                                                   NUMBER
                                                OF SHARES           VALUE

INDUSTRIALS -- 13.7%

Automatic Data Processing                         201,427    $   6,201,937
Certegy Inc.                                      233,655        5,888,106(a)
Concord EFS Inc.                                  354,511        3,332,403(a)
Dover Corp.                                       306,169        7,415,413
First Data Corp.                                  358,540       13,269,565 (h)
                                                                36,107,424

INFORMATION TECHNOLOGY -- 21.3%

Applied Materials Inc.                            370,625        4,662,463(a)
Cisco Systems Inc.                                668,737        8,680,206 (a)
Dell Computer Corp.                               378,682       10,341,805 (a,h)
Intel Corp.                                       394,796        6,427,279
Intuit Inc.                                       153,084        5,694,725(a)
Microsoft Corp.                                   386,739        9,362,951(h)
Molex Inc. (Class A)                              418,968        7,704,822(h)
Yahoo Inc.                                        145,027        3,483,551(a)
                                                                56,357,802

TELECOMMUNICATION SERVICES -- 3.8%

Vodafone Group PLC. ADR                           555,938       10,129,190(j)

TOTAL INVESTMENTS IN SECURITIES
(COST $307,128,841)                           251,388,553

-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.5%
-------------------------------------------------------------------------------
GEI Short-Term
Investment Fund                                11,420,195       11,420,195(l)
State Street Navigator Securities
Lending Prime Portfolio                        24,135,027       24,135,027(e,p)

TOTAL SHORT-TERM INVESTMENTS
(COST $35,555,222)                                              35,555,222

LIABILITIES IN EXCESS OF OTHER ASSETS,
NET-- (8.6)%                                                   (22,666,813)


NET ASSETS-- 100%                                            $ 264,276,962

-------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following long futures contracts open at March 31, 2003:

                                 NUMBER            CURRENT
               EXPIRATION          OF              NOTIONAL      UNREALIZED
DESCRIPTION       DATE         CONTRACTS            VALUE       DEPRECIATION
-------------------------------------------------------------------------------
S&P 500         June 2003          6            $ 1,270,500       (14,780)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER RESEARCH FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2003?

A. The GE Premier Research Equity Fund moved back into positive territory, returning 2.51% for Class A shares, 2.43% for Class B shares, 2.08% for Class C shares and 2.67% for Class Y shares for the six-month period ended March 31, 2003. This represented an underperformance against the S&P 500, which returned 5.04% over the same period and its Lipper peer group of 1035 Large Cap Core funds, which returned 3.30%.

Q. DISCUSS THE FACTORS THAT MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD.

A. In particular, during the first three months of the period, lower quality, low priced stocks had a significant rally from their prior period underperformance. We have maintained our discipline of focusing on better than average quality companies, within a sector neutral framework, that we believe will continue to prosper over the long term. This hurt our near term performance.

Q.   WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The Consumer Staples sector added 56 basis points to our performance, where our Beverage industry holdings bested the benchmark, and our avoidance of the Tobacco industry gained 28 basis points for the Fund. The Electric Utility industry added 29 basis points, while the Media industry added 23. The Financials, Industrials, and Healthcare sectors detracted from our performance, with the Commercial Services, Healthcare Providers, and Computer industries collectively costing 180 basis points.

Q.   WHICH INVESTMENTS STAND OUT IN TERMS OF OVER OR UNDERPERFORMANCE IMPACT?

A. Concord EFS is a stock where there was bad news and good news. Price weakness was caused by uncertainty that surrounded the company during the period, as new management was appointed just as they were negotiating a couple of important longer term contracts. The good news is that there was an announcement on April 2nd of an acquisition of the company by First Data. Our performance was helped by Vodafone Group, a global provider of wireless telecommunications services. The stock returned 43% for the six month period.

Q.   WHAT WERE THE MAJOR BUYS AND SELLS FOR THE QUARTER?

A. Avon Products was eliminated from the portfolio, as the price target for the stock was achieved. Colgate Palmolive was substituted in its place, having a solid balance sheet, excellent global growth prospects, and a strong leadership team. We also eliminated Bank One, on concerns about its exposure to UAL Corp. We used the proceeds to purchase Wachovia, a dominant banking franchise in the southeastern US, which is continuing to garner cost savings from its integration with First Union.

Q. WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE WE POSITIONED THE FUND GOING FORWARD?

A. We intend to continue with our discipline of holding 55-65 stocks, representing the best ideas from our research staff, and keeping a sector neutral stance relative to the benchmark. We will be looking for signs from company reports to gauge the rate of economic growth, and position the Fund accordingly.

                             GE PREMIER RESEARCH EQUITY FUND GE PREMIER RESEARCH

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

-------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
-------------------------------------------
Microsoft Corp.                      3.67%
-------------------------------------------
Exxon Mobil Corp.                    3.16%
-------------------------------------------
Citigroup Inc.                       3.02%
-------------------------------------------
Pfizer Inc.                          2.80%
-------------------------------------------
Bank of America Corp.                2.68%
-------------------------------------------
PepsiCo. Inc. 2.56%
-------------------------------------------
Home Depot Inc.                      2.32%
-------------------------------------------
Pharmacia Corp.                      2.23%
-------------------------------------------
Target Corp.                         2.07%
-------------------------------------------
Johnson & Johnson                    2.07%
-------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large- and medium-sized companies located in the United States.

LIPPER PERFORMANCE
COMPARISON

Large Cap Core Peer Group

Based on average annual total returns for the period ended 3/31/03

                         SIX MONTHS      ONE YEAR
                         ----------      --------
Number of
Funds in
peer group:                  1,035          969
-----------------------------------------------
Peer group
average annual
total return:                 3.30%      -25.78%
-----------------------------------------------

Lipper categories
in peer group: Large Cap Core

CLASS A SHARES

[Line graph omitted--plot points as follows:]


                       GE Premier Research Equity Fund      GE Premier Research Equity Fund w/load            S&P 500
   4/28/00                       10,000.00                                  9,425.00                         10,000.00
      6/00                       10,100.00                                  9,519.25                         10,035.00
      9/00                        9,900.00                                  9,330.75                          9,934.32
     12/00                        9,460.60                                  8,916.61                          9,154.99
      3/01                        8,609.75                                  8,114.69                          8,071.01
      6/01                        8,771.82                                  8,267.44                          8,542.89
      9/01                        7,414.51                                  6,988.18                          7,285.98
     12/01                        8,265.36                                  7,790.10                          8,064.45
      3/02                        8,204.58                                  7,732.82                          8,087.59
      6/02                        7,161.29                                  6,749.51                          7,003.61
      9/02                        5,945.79                                  5,603.91                          5,793.09
     12/02                        6,339.13                                  5,974.63                          6,282.05
      3/03                        6,095.32                                  5,744.84                          6,085.27

AVERAGE ANNUAL TOTAL RETURN

                                  SIX             ONE             SINCE
                               MONTHS            YEAR         INCEPTION
                               ------            ----         ---------
GE Premier
Research Equity                 2.51%          -25.71%         -15.57%
GE Premier Research
Equity W/LOAD                  -3.41%          -29.95%         -17.26%
MAXIMUM LOAD OF 5.75%
S&P 500                         5.04%          -24.76%         -15.66%

CLASS B SHARES

[Line graph omitted--plot points as follows:]


                       GE Premier Research Equity Fund      GE Premier Research Equity Fund w/load        S&P 500
   4/28/00                           10,000.00                            10,000.00                      10,000.00
      6/00                           10,090.00                            10,090.00                      10,035.00
      9/00                            9,870.00                             9,870.00                       9,934.32
     12/00                            9,413.34                             9,413.34                       9,154.99
      3/01                            8,552.98                             8,552.98                       8,071.01
      6/01                            8,694.68                             8,694.68                       8,542.89
      9/01                            7,338.35                             7,338.35                       7,285.98
     12/01                            8,158.22                             8,158.22                       8,064.45
      3/02                            8,087.37                             8,087.37                       8,087.59
      6/02                            7,044.82                             7,044.82                       7,003.61
      9/02                            5,840.32                             5,840.32                       5,793.09
     12/02                            6,224.95                             6,224.95                       6,282.05
      3/03                            5,982.02                             5,862.36                       6,085.27

AVERAGE ANNUAL TOTAL RETURN

                                 SIX              ONE               SINCE
                              MONTHS             YEAR           INCEPTION
                              ------             ----           ---------
GE Premier
Research Equity                 2.43%           -26.03%           -16.11%
GE Premier Research
Equity w/load                  -1.57%           -28.99%           -16.68%
MAXIMUM LOAD                    4.00%             4.00%             3.00%
S&P 500                         5.04%           -24.76%           -15.66%

CLASS C SHARES

[Line graph omitted--plot points as follows:]


                       GE Premier Research Equity Fund      GE Premier Research Equity Fund w/load        S&P 500
   4/28/00                             10,000.00                       10,000.00                         10,000.00
      6/00                             10,090.00                       10,090.00                         10,035.00
      9/00                              9,870.00                        9,870.00                          9,934.32
     12/00                              9,413.34                        9,413.34                          9,154.99
      3/01                              8,552.98                        8,552.98                          8,071.01
      6/01                              8,694.68                        8,694.68                          8,542.89
      9/01                              7,338.35                        7,338.35                          7,285.98
     12/01                              8,158.22                        8,158.22                          8,064.45
      3/02                              8,087.37                        8,087.37                          8,087.59
      6/02                              7,044.82                        7,044.82                          7,003.61
      9/02                              5,840.32                        5,840.32                          5,793.09
     12/02                              6,224.95                        6,224.95                          6,282.05
      3/03                              5,961.78                        5,961.78                          6,085.27

AVERAGE ANNUAL TOTAL RETURN
                                SIX                  ONE             SINCE
                               MONTHS               YEAR         INCEPTION
                               ------               ----         ---------
GE Premier
Research Equity                  2.08%            -26.28%         -16.20%
GE Premier Research
Equity w/load                    1.08%            -27.02%         -16.20%
MAXIMUM LOAD                     1.00%              1.00%           0.00%
S&P 500                          5.04%            -24.76%         -15.66%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]


                  GE Premier Research Equity Fund        S&P 500

   4/28/00                      10,000.00               10,000.00
      6/00                      10,110.00               10,035.00
      9/00                       9,910.00                9,934.32
     12/00                       9,474.18                9,154.99
      3/01                       8,632.26                8,071.01
      6/01                       8,794.56                8,542.89
      9/01                       7,435.31                7,285.98
     12/01                       8,297.52                8,064.45
      3/02                       8,246.80                8,087.59
      6/02                       7,202.00                7,003.61
      9/02                       5,984.76                5,793.09
     12/02                       6,389.57                6,282.05
      3/03                       6,144.61                6,085.27

AVERAGE ANNUAL TOTAL RETURN

                        SIX            ONE             SINCE
                     MONTHS           YEAR         INCEPTION
                     ------           ----         ---------
GE Premier
Research Equity       2.67%          -25.49%        -15.33%
S&P 500               5.04%          -24.76%        -15.66%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                             GE PREMIER RESEARCH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE PREMIER RESEARCH EQUITY FUND

MARKET VALUE OF $10,590 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Short Term                        23.2%
Financial                         15.9%
Healthcare                        12.5%
Information Technology            11.5%
Consumer - Discretionary          10.8%
Consumer - Staples                 7.4%
Industrials                        6.0%
Energy                             5.1%
Telecommunication Service          3.1%
Utilities                          2.3%
Materials                          2.0%

                                             NUMBER
                                          OF SHARES           VALUE
------------------------------------------------------------------------
COMMON STOCK -- 97.4%
------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 13.7%

Best Buy Co. Inc.                            4,358      $  117,535(a,j)
Comcast Corp. (Class A)                        243           6,947(a)
Comcast Corp. (Class A Special)              6,831         187,784(a,j)
Costco Wholesale Corp.                       2,989          89,760(a,j)
Home Depot Inc.                             10,091         245,817(j)
Omnicom Group                                1,990         107,798
Target Corp.                                 7,490         219,157
Viacom Inc. (Class B)                        4,610         168,357(a)
                                                         1,143,155

CONSUMER - STAPLES -- 9.5%

Colgate-Palmolive Co.                        3,033         165,117
Kimberly-Clark Corp.                         3,227         146,699
PepsiCo. Inc.                                6,777         271,080
Sara Lee Corp.                               4,967          92,883(j)
Sysco Corp.                                  4,428         112,648
                                                           788,427

ENERGY -- 6.4%

BP PLC. ADR                                  1,638          63,210
Burlington Resources Inc.                    1,741          83,063(j)
Exxon Mobil Corp.                            9,585         334,996
Nabors Industries Ltd.                       1,353          53,944(a,j)
                                                           535,213

FINANCIAL -- 20.2%

American International Group                 3,891         192,410
Bank of America Corp.                        4,246         283,803
Citigroup Inc.                               9,281         319,731

                                              NUMBER
                                           OF SHARES        VALUE

Federal National Mortgage
   Association                               3,094      $  202,193
Lehman Brothers Holdings Inc.                1,517          87,607
Mellon Financial Corp.                       6,492         141,868
State Street Corp.                           2,220          70,219(e,j)
The Allstate Corp.                           2,994          99,311
Travelers Property Casualty
   Corp. (Class B)                           5,581          78,748
US Bancorp                                   4,368          82,905(j)
Wachovia Corp.                               3,664         124,833
                                                         1,683,628

HEALTHCARE -- 15.9%

Abbott Laboratories                          3,518         132,312
Biogen Inc.                                  1,856          55,606(a,j)
Cardinal Health Inc.                         2,548         145,160(j)
HCA Inc.                                     1,274          52,693(j)
Johnson & Johnson                            3,785         219,038
Pfizer Inc.                                  9,505         296,176
Pharmacia Corp.                              5,460         236,418
UnitedHealth Group Inc.                        497          45,560(j)
Wyeth                                        3,785         143,149(j)
                                                         1,326,112

INDUSTRIALS -- 7.6%

Concord EFS Inc.                            10,434          98,080(a,j)
Danaher Corp.                                1,517          99,758(j)
General Dynamics Corp.                       1,140          62,780
Lockheed Martin Corp.                        2,669         126,911
Union Pacific Corp.                          1,335          73,425(j)
United Technologies Corp.                    2,936         169,642
                                                           630,596

INFORMATION TECHNOLOGY -- 14.7%

Analog Devices Inc.                          5,217         143,468(a)
Applied Materials Inc.                      10,919         137,361(a,j)
BMC Software Inc.                              789          11,906(a)
Cisco Systems Inc.                          13,744         178,397(a)
Dell Computer Corp.                          4,489         122,595(a)
Microsoft Corp.                             16,075         389,176
Oracle Corp.                                16,379         177,696(a)
Unisys Corp.                                 6,430          59,542(a,j)
                                                         1,220,141

MATERIALS -- 2.6%

Alcoa Inc.                                   4,988          96,667
Weyerhaeuser Co.                             2,487         118,953(j)
                                                           215,620

TELECOMMUNICATION SERVICES -- 3.9%

Verizon Communications Inc.                  3,943         139,385
Vodafone Group PLC. ADR                     10,313         187,903(j)
                                                           327,288

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                                 NUMBER
                                              OF SHARES           VALUE

UTILITIES -- 2.9%

Dominion Resources Inc.                           2,120       $   117,384
Entergy Corp.                                     2,608           125,571(j)
                                                                  242,955

TOTAL COMMON STOCK
   (COST $9,204,499)                                            8,113,135

------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.2%
------------------------------------------------------------------------------
SPDR Trust Series 1
   (COST $17,492)                                   200            16,948

TOTAL INVESTMENTS IN SECURITIES
   (COST $9,221,991)                                            8,130,083

------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 29.6%
------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                              169,461           169,461(l)
State Street Navigator Securities
Lending Prime Portfolio                       2,290,490         2,290,490(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,459,951)                                            2,459,951

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (27.2)%                                                 (2,266,130)
                                                              -----------

NET ASSETS-- 100%                                             $ 8,323,904
                                                              ===========

See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Premier International Equity Fund declined 2.96% for Class A shares, 3.18% for Class B shares, 3.01% for Class C shares, and 2.66% for Class Y shares. The MSCI EAFE Index fell by 2.28% for the six-month period, which the various classes of the Fund modestly underperformed, while our Lipper peer group of 860 International funds declined 3.33%.

Q.   HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. Markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower for the balance of the period. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years.

Q.   WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A. Industrials performed poorly during the period, as did consumer discretionary and utility stocks. The telecommunications sector was the strongest performer in the index and, although underweight, our holdings made a positive contribution. Positive contributions also came from holdings in financials and materials stocks. In the portfolio the following performed poorly: BAE Systems (UK) and Brambles (UK/Australia) from the industrials sector, both on concerns over management handling of business issues; Porsche (Germany) and Honda (Japan) from consumer discretionary on inventory concerns; and Vivendi Environnement (France - utility) on cash flow sustainability issues. Telecommunication companies Vodafone (U.K.) and Telefonica (Spain) were the two top performers, and banks such as BNP Paribas (France) and Banco Intesa (Italy) also performed well.

Q. WHAT WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS?

A. Economic performance in Continental Europe has been very weak with German unemployment greater than 10%. As Europe's largest economy, Germany's problems are felt across the Continent. In addition, Euro strength against the Dollar (up 10.6% in the period) has hurt Europe's exports to the West. Japan's economy has been of little help to the global picture but, in the rest of Asia, growth has been strong. China, especially, has become a more important component of global activity.

     Currently, war in Iraq, the SARS outbreak, and the weak global economy are all having a severe dampening effect on economic activity.

Q.   WHAT IS YOUR OUTLOOK FOR THE YEAR AHEAD AND HOW IS THE FUND POSITIONED?

A. Geopolitics currently dominates the investment markets, rather than company fundamentals. In this period there are unprecedented opportunities for the longer-term investor, as evidenced by the extreme undervaluation of equity markets throughout much of the developed world. The portfolio is taking advantage of those opportunities when they conform to our disciplined investment process.

                        GE PREMIER INTERNATIONAL EQUITY FUND GE PREMIER RESEARCH

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

---------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
Vodafone Group PLC.                     3.73%
---------------------------------------------
Total Fina Elf S.A. (Series B)          3.58%
---------------------------------------------
Lagardere S.C.A. (Regd.)                2.92%
---------------------------------------------
BNP Paribas                             2.90%
---------------------------------------------
Novartis AG (Regd.)                     2.89%
---------------------------------------------
Carrefour S.A.                          2.83%
---------------------------------------------
ENI-Ente Nazionale Idrocarburi SpA      2.72%
---------------------------------------------
Petro-Canada                            2.48%
---------------------------------------------
Honda Motor Co. Ltd.                    2.31%
---------------------------------------------
Taiwan Semiconductor Manufacturing
   Co. Ltd.                             2.30%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of companies located in developed and developing countries other than the United States.

LIPPER PERFORMANCE
COMPARISON
International Funds Peer Group
Based on average annual total returns for the period ended 3/31/03

                            SIX MONTHS    ONE YEAR
                           ------------   --------
Number of
Funds in
peer group:                     860          824
--------------------------------------------------
Peer group
average annual
total return:                 -3.33%      -24.60%
--------------------------------------------------

Lipper categories
in peer group: International Funds

CLASS A SHARES

[Line graph omitted--plot points as follows:]


                        GE Premier International           GE Premier International        GE Premier International
                               Equity Fund                    Equity Fund w/load              Equity Fund w/load
4/28/00                          10,000.00                           9,425.00                    10,000.00
   6/00                          10,300.00                           9,707.75                    10,137.35
   9/00                           8,700.00                           8,199.75                     9,319.67
  12/00                           8,294.61                           7,817.67                     9,069.59
   3/01                           7,151.58                           6,740.36                     7,824.12
   6/01                           7,212.27                           6,797.56                     7,721.05
   9/01                           5,907.38                           5,567.71                     6,645.83
  12/01                           6,373.34                           6,006.87                     7,109.30
   3/02                           6,281.41                           5,920.23                     7,145.44
   6/02                           5,923.93                           5,583.31                     6,993.99
   9/02                           4,442.95                           4,187.48                     5,613.81
  12/02                           4,723.20                           4,451.62                     5,976.07
   3/03                           4,311.60                           4,063.68                     5,486.05

AVERAGE ANNUAL TOTAL RETURN

                             SIX         ONE           SINCE
                          MONTHS        YEAR       INCEPTION
                          ------        ----       ---------
GE Premier
   International           -2.96%      -31.36%      -24.99%
   Equity
GE Premier
International
   Equity w/load           -8.63%      -35.35%      -26.49%
   MAXIMUM LOAD OF
   5.75%
MSCI EAFE                  -2.28%      -23.23%      -18.60%

CLASS B SHARES

[Line graph omitted--plot points as follows:]


                        GE Premier International     GE Premier International        GE Premier International
                               Equity Fund              Equity Fund w/load              Equity Fund w/load
4/28/00                       10,000.00                        10,000.00                    10,000.00
   6/00                       10,290.00                        10,290.00                    10,137.35
   9/00                        8,670.00                         8,670.00                     9,319.67
  12/00                        8,257.52                         8,257.52                     9,069.59
   3/01                        7,099.45                         7,099.45                     7,824.12
   6/01                        7,149.80                         7,149.80                     7,721.05
   9/01                        5,850.75                         5,850.75                     6,645.83
  12/01                        6,293.84                         6,293.84                     7,109.30
   3/02                        6,193.14                         6,193.14                     7,145.44
   6/02                        5,830.61                         5,830.61                     6,993.99
   9/02                        4,360.37                         4,360.37                     5,613.81
  12/02                        4,624.77                         4,624.77                     5,976.07
   3/03                        4,221.74                         4,137.30                     5,486.05

AVERAGE ANNUAL TOTAL RETURN

                             SIX             ONE             SINCE
                          MONTHS            YEAR         INCEPTION
                          ------            ----         ---------
GE Premier
   International         -3.18%           -31.83%         -25.53%
   Equity
GE Premier
International
   Equity w/load          -7.05%          -34.56%         -26.03%
    MAXIMUM LOAD           4.00%            4.00%           3.00%
MSCI EAFE                 -2.28%          -23.23%         -18.60%

CLASS C SHARES

[Line graph omitted--plot points as follows:]


                        GE Premier International     GE Premier International        GE Premier International
                               Equity Fund              Equity Fund w/load              Equity Fund w/load
4/28/00                         10,000.00                    10,000.00                    10,000.00
   6/00                         10,290.00                    10,290.00                    10,137.35
   9/00                          8,670.00                     8,670.00                     9,319.67
  12/00                          8,253.92                     8,253.92                     9,069.59
   3/01                          7,096.36                     7,096.36                     7,824.12
   6/01                          7,146.69                     7,146.69                     7,721.05
   9/01                          5,848.20                     5,848.20                     6,645.83
  12/01                          6,287.50                     6,287.50                     7,109.30
   3/02                          6,186.57                     6,186.57                     7,145.44
   6/02                          5,833.34                     5,833.34                     6,993.99
   9/02                          4,359.87                     4,359.87                     5,613.81
  12/02                          4,632.36                     4,632.36                     5,976.07
   3/03                          4,228.67                     4,228.67                     5,486.05

AVERAGE ANNUAL TOTAL RETURN

                             SIX           ONE           SINCE
                          MONTHS          YEAR       INCEPTION
                          ------          ----       ---------
GE Premier
   International          -3.01%        -31.65%       -25.48%
   Equity
GE Premier
International
   Equity w/load          -3.98%        -32.33%       -25.48%
   MAXIMUM LOAD            1.00%          1.00%         0.00%
MSCI EAFE                 -2.28%        -23.23%       -18.60%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]


                        GE Premier International            GE Premier International
                               Equity Fund                     Equity Fund w/load
4/28/00                        10,000.00                          10,000.00
   6/00                        10,310.00                          10,137.35
   9/00                         8,710.00                           9,319.67
  12/00                         8,317.72                           9,069.59
   3/01                         7,162.76                           7,824.12
   6/01                         7,233.68                           7,721.05
   9/01                         5,936.89                           6,645.83
  12/01                         6,401.14                           7,109.30
   3/02                         6,308.82                           7,145.44
   6/02                         5,960.04                           6,993.99
   9/02                         4,472.59                           5,613.81
  12/02                         4,757.71                           5,976.07
   3/03                         4,353.46                           5,486.05

AVERAGE ANNUAL TOTAL RETURN

                             SIX            ONE            SINCE
                          MONTHS           YEAR        INCEPTION
                          ------           ----        ---------
GE Premier
   International          -2.66%         -30.99%        -24.74%
   Equity
MSCI EAFE                 -2.28%         -23.23%        -18.60%



SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                         GE PREMIER INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE PREMIER INTERNATIONAL EQUITY FUND

MARKET VALUE OF $6,346 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Continental Europe               46.5%
United Kingdom                   18.4%
Short Term                       16.0%
Japan                            10.9%
Emerging Asia                     3.6%
Canada                            2.5%
Latin America                     1.1%
Israel                            1.0%

                                          NUMBER
                                       OF SHARES                VALUE
---------------------------------------------------------------------------
COMMON STOCK -- 83.7%
---------------------------------------------------------------------------

BRAZIL -- 1.1%

Empresa Brasileira de
   Aeronautica S.A. ADR                  6,247               $   72,403

CANADA -- 2.5%

Petro-Canada                             4,624                  157,177

FINLAND -- 1.6%

Stora Enso Oyj (Series R)               11,179                  103,078

FRANCE -- 17.6%

Accor S.A                                3,470                   95,873
AXA                                      5,641                   66,602
BNP Paribas                              4,601                  184,256
Carrefour S.A                            4,734                  179,303
Lagardere S.C.A. (Regd.)                 5,406                  185,230
Michelin (C.G.D.E.) (Regd.)              3,378                   92,889
Total Fina Elf S.A. (Series B)           1,794                  227,083
Vinci S.A                                  791                   46,178
Vivendi Environnement                    2,446                   40,330
                                                              1,117,744

GERMANY -- 4.9%

E.ON AG                                  2,608                  107,516
Henkel KGaA                                851                   52,327
Porsche AG                                 221                   61,832
Schering AG                              2,189                   88,977
                                                                310,652

IRELAND -- 3.7%

Bank of Ireland                         10,598                  113,217
CRH PLC                                  8,436                  122,339
                                                                235,556

                                         NUMBER
                                      OF SHARES                 VALUE

ISRAEL -- 1.0%

Teva Pharmaceutical
   Industries ADR                        1,550               $   64,558
ITALY -- 4.8%

ENI-Ente Nazionale
   Idrocarburi SpA                      12,915                  172,497
Riunione Adriatica di
   Sicurta SpA                          10,677                  132,702
                                                                305,199

JAPAN -- 10.8%

Asahi Glass Co. Ltd.                    18,000                   96,542
Canon Inc. .                             3,000                  104,739
Honda Motor Co. Ltd.                     4,400                  146,568
Komatsu Ltd.                            37,000                  136,043
Nissan Motor Co. Ltd.                   18,200                  121,251
Toshiba Corp.                           32,000                   84,466
                                                                689,609

NETHERLANDS -- 2.4%

ING Groep N.V                            6,555                   75,748
Koninklijke Philips
   Electronics N.V                       4,723                   74,162
                                                                149,910

SOUTH KOREA -- 1.2%

POSCO                                    1,010                   79,306

SPAIN -- 3.2%

Banco Santander Central
   Hispano S.A. (Regd.)                 16,240                  103,668
Telefonica S.A                          10,654                   99,632
                                                                203,300

SWEDEN -- 1.6%

Assa Abloy AB (Series B)                12,626                  103,492

SWITZERLAND -- 6.6%

Credit Suisse Group (Regd.)              5,201                   90,439
Nestle S.A. (Regd.)                        725                  143,503
Novartis AG (Regd.)                      4,950                  183,320
                                                                417,262

TAIWAN -- 2.3%

Taiwan Semiconductor
   Manufacturing Co. Ltd.              119,860                  145,908(a)

UNITED KINGDOM -- 18.4%

Aviva PLC                               21,907                  121,888
BHP Billiton PLC                        22,905                  114,769
Brambles Industries PLC                 30,970                   74,408
Compass Group PLC                       26,852                  114,704

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                         GE PREMIER INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         NUMBER
                                      OF SHARES          VALUE

GlaxoSmithKline PLC.                       6,035      $  106,172
National Grid Transco PLC.                18,790         115,089
Royal Bank of Scotland
   Group PLC.                              3,359          75,659
Smith & Nephew PLC.                       23,281         142,413
Smiths Group PLC.                          6,783          68,618
Vodafone Group PLC.                      132,551         236,755
                                                      1,170,475

TOTAL COMMON STOCK
   (COST $7,076,141)                                  5,325,629

-------------------------------------------------------------------------
RIGHTS -- 0.0%*
-------------------------------------------------------------------------

SPAIN -- 0.0%

Telefonica S.A
   (COST $0)                             11,834           2,454(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $7,076,141)                                  5,328,083

-------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 16.0%
-------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,017,470)                  1,017,470       1,017,470(l)

OTHER ASSETS AND LIABILITIES,
   NET 0.3%                                              18,083
                                                     ----------
NET ASSETS-- 100%                                    $6,363,636
                                                     ==========

-------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
-------------------------------------------------------------------------

The GE Premier International Equity Fund was invested in the following sectors at March 31, 2003:

                                                  PERCENTAGE (BASED
SECTOR                                             ON MARKET VALUE)
--------------------------------------------------------------------
Short Term                                             16.03%
Financial                                              15.20%
Consumer - Discretionary                               14.07%
Industrials                                             9.42%
Healthcare                                              9.23%
Energy                                                  8.77%
Materials                                               6.61%
Consumer - Staples                                      5.91%
Telecommunication Services                              5.34%
Information Technology                                  5.28%
Utilities                                               4.14%
                                                      -------
                                                      100.00%

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE PREMIER VALUE EQUITY FUND

Q&A

Q. HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Premier Value Equity Fund returned a positive 3.49% for Class A shares, 3.22% for Class B shares, 3.11% for Class C shares, and 3.63% for Class Y shares versus positive 3.93% for the Russell 1000 Value benchmark for the six months ended March 31, 2003. The Fund's Lipper peer group of 414 Large Cap Value funds returned 2.82% for the same period.

Q.   WHICH STOCKS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. The holdings that helped us the most were Burlington Resources, ConocoPhillips, EMC and Verizon. On the other hand, our overweights in AT&T, General Dynamics, Kimberly Clark and Northrop Grumman hurt our relative performance.

Q. WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT YOUR FUND?

A. Over the last six months, the stock market continued to be volatile as speculation and news about the impending war with Iraq impacted stock prices more than Fed activity, economic data or earnings. Though the war has had little impact on our investment decisions, since we have a long-term focus, it has impacted the overall economy and corporate earnings. Based on comments from many large corporations, it seems that companies are holding off on capital expenditures and hiring until the war is over. Therefore, the war may be causing the economy to remain sluggish.

     We continue to look at the swings in the market as opportunities to scale, buy or sell those stocks that become respectively undervalued or overvalued relative to the market, to their peers and/or to their earnings growth rate.

Q.   WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We continue to expect the stock market to be volatile. The team continues to focus on fundamental research and stock selection, and we plan to maintain the relative value discipline that has rewarded us over the years. Our approach for finding under-appreciated stocks with an investment catalyst has positioned the portfolio for solid relative performance over the next several years.

                                                    GE PREMIER VALUE EQUITY FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

---------------------------------------------
TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
ConocoPhillips                          4.77%
---------------------------------------------
Exxon Mobil Corp.                       4.61%
---------------------------------------------
Verizon Communications Inc.             4.60%
---------------------------------------------
Kimberly-Clark Corp.                    4.05%
---------------------------------------------
Dominion Resources Inc.                 3.95%
---------------------------------------------
Citigroup Inc.                          3.74%
---------------------------------------------
Exelon Corp.                            3.37%
---------------------------------------------
International Business Machines Corp.   3.00%
---------------------------------------------
Wachovia Corp.                          2.94%
---------------------------------------------
Rohm & Haas Co.                         2.92%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek long-term growth of capital and future income by investing primarily in a limited number of equity securities of large U.S. companies that the portfolio manager believes are undervalued by the market but have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Large Cap Value Peer Group
Based on average annual total returns for the period ended 3/31/03

                            SIX MONTHS         ONE YEAR
                          ------------         ---------
Number of
Funds in
peer group:                     414                387
--------------------------------------------------------
Peer group
average annual
total return:                  2.82%            -25.54%
--------------------------------------------------------

Lipper categories
in peer group: Large Cap Value

CLASS A SHARES

[Line graph omitted--plot points as follows:]

             GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load      Russell 1000 Value     S&P 500/BARRA Value
4/28/00              10,000.00                             9,425.00                         10,000.00              10,000.00
   6/00               9,660.00                             9,104.55                          9,632.31               9,630.28
   9/00              11,080.00                            10,442.90                         10,397.86              10,479.84
  12/00              11,786.81                            11,109.07                         10,771.44              10,645.80
   3/01              11,257.98                            10,610.64                         10,140.08               9,951.25
   6/01              11,441.03                            10,783.17                         10,629.85              10,384.78
   9/01              10,068.11                             9,489.19                          9,466.74               8,706.79
  12/01              10,320.93                             9,727.48                         10,164.80               9,400.39
   3/02              10,896.03                            10,269.50                         10,583.51               9,540.75
   6/02              10,012.84                             9,437.10                          9,680.70               8,524.15
   9/02               7,958.93                             7,501.29                          7,863.68               6,779.37
  12/02               8,884.32                             8,373.47                          8,587.78               7,450.47
   3/03               8,237.05                             7,763.42                          8,172.80               7,042.73

AVERAGE ANNUAL TOTAL RETURN

                               SIX             ONE             SINCE
                            MONTHS            YEAR         INCEPTION
                            ------            ----         ---------
GE Premier Value              3.49%          -24.40%         -6.41%
Equity
GE Premier Value
   Equity w/load             -2.42%          -28.77%         -8.29%
   MAXIMUM LOAD OF 5.75%
Russell 1000 Value            3.93%          -22.78%         -6.68%
S&P 500/BARRA Value           3.88%          -26.18%        -11.33%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

             GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load      Russell 1000 Value       S&P 500/BARRA Value
   4/28/00             10,000.00                          10,000.00                         10,000.00                10,000.00
      6/00              9,650.00                           9,650.00                          9,632.31                 9,630.28
      9/00             11,050.00                          11,050.00                         10,397.86                10,479.84
     12/00             11,733.77                          11,733.77                         10,771.44                10,645.80
      3/01             11,185.65                          11,185.65                         10,140.08                 9,951.25
      6/01             11,348.06                          11,348.06                         10,629.85                10,384.78
      9/01              9,967.61                           9,967.61                          9,466.74                 8,706.79
     12/01             10,192.05                          10,192.05                         10,164.80                 9,400.39
      3/02             10,742.42                          10,742.42                         10,583.51                 9,540.75
      6/02              9,855.71                           9,855.71                          9,680.70                 8,524.15
      9/02              7,827.49                           7,827.49                          7,863.68                 6,779.37
     12/02              8,716.58                           8,716.58                          8,587.78                 7,450.47
      3/03              8,079.28                           7,917.69                          8,172.80                 7,042.73

AVERAGE ANNUAL TOTAL RETURN

                                    SIX            ONE         SINCE
                                 MONTHS           YEAR     INCEPTION
                                 ------           ----     ---------
GE Premier Value                  3.22%         -24.79%     -7.03%
Equity
GE Premier Value
   Equity w/load                 -0.78%         -27.77%     -7.65%
   MAXIMUM LOAD                   4.00%           4.00%      3.00%
Russell 1000 Value                3.93%         -22.78%     -6.68%
S&P 500/BARRA Value               3.88%         -26.18     -11.33%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

             GE Premier Value Equity Fund     GE Premier Value Equity Fund w/load      Russell 1000 Value       S&P 500/BARRA Value
   4/28/00                10,000.00                        10,000.00                      10,000.00                 10,000.00
      6/00                 9,650.00                         9,650.00                       9,632.31                  9,630.28
      9/00                11,050.00                        11,050.00                      10,397.86                 10,479.84
     12/00                11,728.91                        11,728.91                      10,771.44                 10,645.80
      3/01                11,181.96                        11,181.96                      10,140.08                  9,951.25
      6/01                11,343.95                        11,343.95                      10,629.85                 10,384.78
      9/01                 9,956.34                         9,956.34                       9,466.74                  8,706.79
     12/01                10,191.02                        10,191.02                      10,164.80                  9,400.39
      3/02                10,739.68                        10,739.68                      10,583.51                  9,540.75
      6/02                 9,855.72                         9,855.72                       9,680.70                  8,524.15
      9/02                 7,823.61                         7,823.61                       7,863.68                  6,779.37
     12/02                 8,710.19                         8,710.19                       8,587.78                  7,450.47
      3/03                 8,066.88                         8,066.88                       8,172.80                  7,042.73

AVERAGE ANNUAL TOTAL RETURN

                              SIX           ONE           SINCE
                           MONTHS          YEAR       INCEPTION
                           ------          ----       ---------
GE Premier Value            3.11%        -24.89%        -7.08%
Equity
GE Premier Value
   Equity w/load            2.11%        -25.63%        -7.08%
   MAXIMUM LOAD             1.00%          1.00%         0.00%
Russell 1000 Value          3.93%        -22.78%        -6.68%
S&P 500/BARRA Value         3.88%        -26.18        -11.33%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

             GE Premier Value Equity Fund        Russell 1000 Value     S&P 500/BARRA Value
   4/28/00             10,000.00                      10,000.00            10,000.00
      6/00             9,670.00                        9,632.31             9,630.28
      9/00             11,090.00                      10,397.86            10,479.84
     12/00             11,800.90                      10,771.44            10,645.80
      3/01             11,291.80                      10,140.08             9,951.25
      6/01             11,475.07                      10,629.85            10,384.78
      9/01             10,100.51                       9,466.74             8,706.79
     12/01             10,358.96                      10,164.80             9,400.39
      3/02             10,946.48                      10,583.51             9,540.75
      6/02             10,070.35                       9,680.70             8,524.15
      9/02             8,008.87                        7,863.68             6,779.37
     12/02             8,951.20                        8,587.78             7,450.47
      3/03             8,299.82                        8,172.80             7,042.73

AVERAGE ANNUAL TOTAL RETURN

                               SIX             ONE        SINCE
                            MONTHS            YEAR    INCEPTION
                            ------            ----    ---------
GE Premier Value             3.63%          -24.18%     -6.17%
Equity
Russell 1000 Value           3.93%          -22.78%     -6.68%
S&P 500/BARRA Value          3.88%          -26.18%    -11.33%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                 GE PREMIER VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE PREMIER VALUE EQUITY FUND

MARKET VALUE OF $13,695 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Financial                            26.5%
Energy                               14.5%
Industrials 13.0%
Telecommunication Services            8.3%
Utilities                             7.3%
Consumer - Staples                    6.9%
Healthcare                            6.4%
Materials                             6.1%
Information Technology                5.7%
Consumer - Discretionary              3.6%
Short Term                            1.1%
Miscellaneous                         0.6%

                                             NUMBER
                                          OF SHARES           VALUE
-------------------------------------------------------------------------
COMMON STOCK -- 97.6%
-------------------------------------------------------------------------
CONSUMER-DISCRETIONARY -- 3.6%

AOL Time Warner Inc.                        26,837         $  291,450(a)
Target Corp.                                 7,075            207,015
                                                              498,465

CONSUMER-STAPLES -- 6.9%

Kimberly-Clark Corp.                        12,199            554,567
Sara Lee Corp.                              21,226            396,926
                                                              951,493

ENERGY -- 14.4%

Baker Hughes Inc.                           10,491            313,996
Burlington Resources Inc.                    8,173            389,934
ConocoPhillips                              12,199            653,866
Exxon Mobil Corp.                           18,054            630,987
                                                            1,988,783

FINANCIAL -- 26.2%

Bank of America Corp.                        4,343            290,286
Citigroup Inc.                              14,883            512,719
FleetBoston Financial Corp.                 14,639            349,579
Hartford Financial Services
   Group Inc.                                8,539            301,341
JP Morgan Chase & Co.                       12,736            301,971
Lincoln National Corp.                       9,759            273,252
Mellon Financial Corp.                      12,809            272,319
The Allstate Corp.                           9,515            315,613

NUMBER
OF SHARES VALUE

Travelers Property Casualty
   Corp. (Class B)                          19,762         $  278,842
US Bancorp                                  17,078            324,140
Wachovia Corp.                              11,833            403,150
                                                            3,623,212

HEALTHCARE -- 6.4%

Merck & Co. Inc.                             5,855            320,737
Pharmacia Corp.                              7,929            343,326
Wyeth                                        5,733            216,822
                                                              880,885

INDUSTRIALS -- 12.9%

Burlington Northern
   Santa Fe Corp.                            8,539            212,621
Emerson Electric Co.                         6,099            276,590
General Dynamics Corp.                       3,660            201,556
Northrop Grumman Corp.                       2,928            251,222
Raytheon Co.                                10,003            283,785
Union Pacific Corp.                          6,587            362,285
United Technologies Corp.                    3,416            197,376
                                                            1,785,435

INFORMATION TECHNOLOGY -- 5.7%

Axcelis Technologies Inc.                   31,717            150,021(a)
EMC Corp.                                   30,497            220,493(a)
International Business
   Machines Corp.                            5,245            411,365
                                                              781,879

MATERIALS -- 6.0%

E.I. du Pont de Nemours
   and Co.                                   6,099            237,007
Newmont Mining Corp.                         7,319            191,392
Rohm & Haas Co.                             13,419            399,618
                                                              828,017

TELECOMMUNICATION SERVICES -- 8.2%

AT&T Corp.                                  14,395            233,199
SBC Communications Inc.                     13,419            269,185
Verizon Communications Inc.                 17,810            629,584
                                                            1,131,968

UTILITIES -- 7.3%

Dominion Resources Inc.                      9,759            540,356
Exelon Corp.                                 9,149            461,202
                                                            1,001,558
TOTAL COMMON STOCK
   (COST $16,030,384)                                      13,471,695

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                           NUMBER
                                        OF SHARES             VALUE

-----------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.6%
-----------------------------------------------------------------------

SPDR Trust Series 1
   (COST $79,614)                              920      $    77,961(j)

TOTAL INVESTMENTS IN SECURITIES
   (COST $16,109,998)                   13,549,656

-----------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.0%
-----------------------------------------------------------------------

GEI Short-Term
   Investment Fund                         117,292          117,292(l)
State Street Navigator Securities
   Lending Prime Portfolio                  28,480           28,480(e,p)

TOTAL SHORT-TERM INVESTMENTS
   (COST $145,772)                                          145,772

OTHER ASSETS AND LIABILITIES,
   NET 0.8%                                                 115,874
                                                        -----------

NET ASSETS-- 100%                                       $13,811,302
                                                        ===========
--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

Q&A

Q. HOW DID THE GE FIXED INCOME FUND'S BENCHMARK AND LIPPER PEER GROUP PERFORM FOR THE SIX-MONTH PERIOD ENDING MARCH 31, 2003?

A. The GE Fixed Income Fund returned 2.59% for Class A shares, 2.21% for Class B shares, 2.40% for Class C shares, and 2.72% for Class Y shares for the six-month period ended March 31, 2003. The Lehman Brothers Aggregate Bond Index posted a return of 2.99% for the same period. The average return for the Lipper peer group of 403 Intermediate Investment Grade Debt funds for the same period was 3.25%.

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING THE SIX-MONTH PERIOD ENDING MARCH 31, 2003?

A. Fixed income returns were driven primarily by coupon income during the six-month period ending March 31, 2003. 10-year Treasury note yields fluctuated in a 70 basis point range, ending higher at period end. In October, rates rose significantly as recovery expectations grew and equity prices rebounded. However, as geopolitical uncertainties turned into the reality of war at the end of first quarter 2003, rates moved downward. By March, rates reacted more to headline reports regarding the war than underlying fundamentals. At March 31, 2003, the 2-year note yielded 1.48%, down 20 basis points, helped by a 50 basis point

     Fed ease in November, and market sentiment seems biased for more ease in 2003. At quarter end, 10-year note and 30-year bond yields ended 20 and 15 basis points higher at 3.8% and 4.82%, respectively, on concerns of a growing deficit. Corporate bond spreads narrowed, as a healthy pace of new issuance met strong demand from investors looking to improve yields above low-yielding Treasuries. Corporate securities led all investment grade sector returns during the period. Mortgage-backed and asset-backed securities performed well versus duration-matched Treasuries, attributed primarily to their yield advantage.

Q.   WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Performance benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities, detracted from total return, as these sectors bounced back strongly from poor performance in year 2002.

Q.   EXPLAIN YOUR OUTLOOK FOR THE FIXED INCOME MARKET?

A. The unpredictability of war and its aftermath make any near term market outlook cloudy at best. Over the next quarter, we expect Treasuries to remain in a trading range (3.50% -4.30% on 10-year notes) with more risk of breaking to the downside, due to weak fundamentals and a belief that the next Fed move will be to ease. Hopefully, an end to war will give rise to consumer and business confidence, but it is too early to tell. Currently, portfolio duration is neutral to the benchmark, however, we believe that the steepness of the yield curve offers opportunity to add value through owning intermediate maturity securities, which will benefit from rolling down the yield curve, and longer dated securities, which will outperform should the yield curve flatten. We also see opportunity in non-Treasury issues at the short end of the yield curve to benefit from their yield advantage over low-yielding Treasuries. We continue to seek value in cheap securities within all sectors based on our relative value judgments and fundamental research.

                                                            GE FIXED INCOME FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

QUALITY RATINGS
AS OF MARCH 31, 2003
as a % of Market Value

--------------------------------------------
Moody' s/S&P/             Percentage of
Fitch Rating *            Market Value
--------------------------------------------
Aaa or better                 81.01%
Aa to A                       11.25%
Below A                        7.12%
NR/Others                      0.62%
--------------------------------------------
                             100.00%

INVESTMENT PROFILE
A mutual fund designed for investors who seek maximum income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.

LIPPER PERFORMANCE
COMPARISON
Intermediate Investment Grade Debt Peer Group

Based on average annual total returns for the periods ended 3/31/03

                          SIX      ONE      FIVE
                       MONTHS     YEAR      YEAR
                       ------     ----      ----
Number of
Funds in
peer group:              403      387        209
------------------------------------------------
Peer group
average annual
total return:          3.25%    9.98%      6.37%
------------------------------------------------

Lipper categories
in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury

CLASS A SHARES+

[Line graph omitted--plot points as follows:]

                 GE Fixed Income    GE Fixed Income w/load     LB Aggregate
  3/93               10,000.00             9,425.00              10,000.00
  9/93               10,439.39             9,839.12              10,532.96
  9/94               10,129.16             9,546.73              10,193.31
  9/95               11,426.88            10,769.83              11,626.61
  9/96               11,895.02            11,211.05              12,196.26
  9/97               13,018.65            12,270.08              13,381.09
  9/98               14,327.98            13,504.13              14,921.25
  9/99               14,156.07            13,342.10              14,866.64
  9/00               14,996.38            14,134.09              15,905.90
  9/01               16,813.24            15,846.48              17,966.18
  9/02               18,094.79            17,054.34              19,510.63
  3/03               18,563.31            17,495.92              20,093.54

AVERAGE ANNUAL TOTAL RETURN

                               SIX        ONE       FIVE        SINCE
                            MONTHS       YEAR       YEAR    INCEPTION
                            ------       ----       ----    ---------
GE Fixed Income              2.59%      10.86%      6.51%      6.38%
GE Fixed Income W/LOAD      -1.80%       6.11%      5.59%      5.92%
   MAXIMUM LOAD OF 4.25%
LB Aggregate                 2.99%      11.69%      7.51%      7.23%

CLASS B SHARES

[Line graph omitted--plot points as follows:]

                   GE Fixed Income    GE Fixed Income w/load     LB Aggregate
 12/22/93              10,000.00            10,000.00             10,000.00
     9/94               9,669.13             9,669.13              9,671.81
     9/95              10,827.50            10,827.50             11,031.78
     9/96              11,196.65            11,196.65             11,572.29
     9/97              12,164.50            12,164.50             12,696.50
     9/98              13,288.39            13,288.39             14,157.87
     9/99              13,042.83            13,042.83             14,106.05
     9/00              13,799.97            13,799.97             15,092.14
     9/01              15,471.88            15,471.88             17,047.01
     9/02              16,651.19            16,651.19             18,512.44
     3/03              17,082.33            17,082.33             19,065.53


AVERAGE ANNUAL TOTAL RETURN

                  SIX    ONE  FIVE SINCE
                  MONTHS YEAR YEAR INCEPTION
                  ---------------------------

GE Fixed Income             2.21%      9.94%       5.70%   5.93%
GE Fixed Income w/load     -0.79%      6.94%       5.70%   5.93%
   MAXIMUM LOAD             3.00%      3.00%       0.00%   0.00%
LB Aggregate                2.99%     11.69        7.51%   7.23%

CLASS C SHARES

[Line graph omitted--plot points as follows:]

                   GE Fixed Income    GE Fixed Income w/load  LB Aggregate
 9/30/99               10,000.00            10,000.00           10,000.00
    3/00               10,126.79            10,126.79           10,208.16
    9/00               10,514.93            10,514.93           10,699.05
    3/01               11,214.34            11,214.34           11,487.32
    9/01               11,700.73            11,700.73           12,084.89
    3/02               11,610.47            11,610.47           12,101.67
    9/02               12,498.80            12,498.80           13,123.76
    3/03               12,783.53            12,783.53           13,515.85

AVERAGE ANNUAL TOTAL RETURN

                               SIX         ONE          SINCE
                            MONTHS        YEAR      INCEPTION
                            ------        ----      ---------
GE Fixed Income              2.40%       10.10%       7.27%
GE Fixed Income W/LOAD       1.28%        9.10%       7.27%
   MAXIMUM LOAD              1.00%        1.00%       0.00%
LB Aggregate                 2.99%       11.69%       8.99%

CLASS Y SHARES

[Line graph omitted--plot points as follows:]

                     GE Fixed Income      LB Aggregate
        11/29/93       10,000.00            10,000.00
            9/94        9,765.50             9,724.23
            9/95       11,044.37            11,091.57
            9/96       11,521.71            11,635.00
            9/97       12,643.48            12,765.31
            9/98       13,949.99            14,234.60
            9/99       13,828.00            14,182.50
            9/00       14,673.02            15,173.93
            9/01       16,505.90            17,139.40
            9/02       17,794.77            18,612.77
            3/03       18,278.28            19,168.86

AVERAGE ANNUAL TOTAL RETURN

                       SIX         ONE          FIVE          SINCE
                    MONTHS        YEAR          YEAR      INCEPTION
                    ------        ----          ----      ---------
GE Fixed Income      2.72%        11.05         6.76%       6.67%

LB Aggregate         2.99%        11.69         7.51%       7.22%


*MOODY'S INVESTORS SERVICES, INC. STANDARD & POOR'S AND FITCH ARE NATIONALLY
 RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

              GE FIXED INCOME FUND

MARKET VALUE OF $368,603 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Asset Backed & Others        33.5%
Mortgage Backed              25.2%
Corporate Notes              16.6%
U.S. Treasuries              15.7%
Federal Agencies              9.0%
                                       PRINCIPAL
                                       AMOUNT        VALUE
-------------------------------------------------------------------
BONDS AND NOTES -- 109.8%
-------------------------------------------------------------------

U.S. TREASURIES -- 21.1%

U.S. Treasury Bonds
   5.38%      02/15/31              $  3,526,000  $ 3,814,145
   6.88%      08/15/25                 1,630,000    2,060,923(h)
   7.25%      05/15/16                 2,575,000    3,310,266(h)
   8.13%      08/15/19 - 08/15/21      6,560,000    9,191,827(h)
   10.38%     11/15/09                 1,650,000    1,885,059(h)
   10.63%     08/15/15                 1,255,000    2,030,339(h)
                                                   22,292,559
U.S. Treasury Notes
   1.50%      02/28/05                     5,000        5,003(j)
   1.63%      01/31/05                 9,170,000    9,201,086
   3.00%     11/15/07 - 02/15/08      17,349,000   17,580,030(j)
   3.88%      02/15/13                 2,315,000    2,325,487(j)
   6.00%      08/15/09                   215,000      249,389
   6.50%      02/15/10                 3,345,000    3,990,786
   7.00%      07/15/06                 1,995,000    2,300,774(h)
                                                   35,652,555

TOTAL U.S. TREASURIES
   (COST $56,607,016)                              57,945,114

FEDERAL AGENCIES -- 12.1%

Federal Home Loan Bank
   2.50%      12/15/05                 2,885,000    2,919,764(j)
Federal Home Loan Mortgage Corp.
   2.38%      04/15/06                 6,885,000    6,924,382(j)
   2.85%      01/24/06                 1,055,000    1,058,778
   4.50%      07/23/07 - 01/15/13      1,790,000    1,842,617(j)
   5.00%      07/30/09                 1,090,000    1,129,338
   5.25%      01/15/06                 3,415,000    3,707,768(j)
   6.00%      06/15/11                   650,000      740,006
   6.63%      09/15/09                   925,000    1,088,022
                                                   16,490,911

                                        PRINCIPAL
                                        AMOUNT       VALUE

Federal National Mortgage Assoc.
    3.25%    01/15/08                $   650,000  $   657,365(j)
    4.00%    11/17/06                    755,000      766,333
    5.00%    01/20/07 - 05/14/07       4,500,000    4,647,532
    5.25%    08/14/06 - 03/22/07       4,925,000    5,099,814
    7.13%    01/15/30                  2,195,000    2,735,848(h)
                                                   13,906,892

TOTAL FEDERAL AGENCIES
(COST $32,306,789)                                 33,317,567

AGENCY MORTGAGE BACKED -- 31.6%

Fannie Mae Whole Loan
    6.28%    04/25/33                 13,300,000    1,681,875
Federal Home Loan Mortgage Corp.
    6.00%    05/01/29 - 05/01/31       1,094,867    1,133,813
    6.50%    01/01/27 - 08/01/29         219,861      229,059
    7.00%    10/01/16 - 09/01/32         464,175      489,775
    7.50%    01/01/08 - 03/01/32         970,589    1,035,082
    8.00%    11/01/30                    142,026      153,906
    8.50%    04/01/30 - 05/01/30         191,637      204,812
    9.00%    12/01/16                     70,950       79,090
    9.50%    04/01/21                     6,879         7,675(h)
                                                    3,333,212
Federal National Mortgage Assoc.
    5.50%    03/01/14 - 08/01/15       2,083,564    2,171,404
    6.00%    09/01/14 - 02/01/33       1,204,009    1,251,800
    6.50%    06/01/17 - 02/01/33       1,430,898    1,510,553
    7.00%    06/01/13 - 02/01/33       4,343,726    4,584,813
    7.50%    12/01/09 - 02/01/33       4,741,817    5,054,208
    8.00%    12/01/12 - 01/01/33       1,496,696    1,614,108
    8.50%    05/01/31 - 04/01/32         936,596    1,000,070
    9.00%    06/01/09 - 12/01/22         857,198      942,468
    4.50%    TBA                       5,870,000    5,943,375(c)
    5.00%    TBA                       5,965,000    6,125,309(c)
    5.50%    TBA                       4,365,000    4,456,394(c)
    6.50%    TBA                      41,503,000   43,563,653(c)
                                                   78,218,155
Government National Mortgage Assoc.
    6.50%    02/15/24 - 04/15/32         938,766      989,313
    7.00%    03/15/12 - 02/15/28         801,096      857,475
    7.50%    01/15/23 - 09/15/28         800,699      860,376
    8.00%    11/15/27 - 06/15/30         183,472      198,421
    9.00%    11/15/16 - 12/15/21         489,217      546,951
                                                    3,452,536

TOTAL AGENCY MORTGAGE BACKED
(COST $85,919,188)                                 86,685,778


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.8%

Collateralized Mortgage Obligation
Trust (Class B)
    5.33%    11/01/18                     33,473       29,861(d,f)

Federal Home Loan Mortgage Corp.
    5.00%    07/15/14                  1,707,056      172,839(g)
    6.00%    09/15/23                    195,547      206,504

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                           PRINCIPAL
                                              AMOUNT             VALUE
----------------------------------------------------------------------------
   6.25%          01/15/23.               $   98,646        $   101,989
   7.00%          02/15/31.                  585,000            624,122
   7.50%          01/15/16 - 07/15/27        208,165            208,388(g)
   7.75%          03/15/22                   334,881            357,033
   8.00%          04/15/20 - 07/01/24        102,141             28,286(g)
   17.68%         05/15/31                   160,000            192,851(i)
                                                              1,892,012
Federal Home Loan Mortgage
   Corp. (Class H)
   6.00%          12/15/08                   200,000            208,973(h)

Federal Home Loan Mortgage
   Corp. (Class J)
   6.50%          10/15/22                   235,000            244,037

Federal Home Loan Mortgage STRIPS
   4.32%          08/01/27                    20,879             19,210(d,f)

Federal National Mortgage Assoc.
   6.36%          08/25/16                 1,070,000            131,712(g,i)
   7.50%          07/25/41                   279,072            306,020
   12.46%         05/25/17 - 12/25/17      1,808,029          1,997,808(i)
   16.07%         03/25/17                   699,496            802,345(i)
                                                              3,237,885

Federal National Mortgage
   Assoc. (Class A)
   7.50%          11/25/31                   552,468            605,815

Federal National Mortgage
   Assoc. (Class H)
   6.50%          01/25/23                   315,786            317,501

Federal National Mortgage
   Assoc. REMIC
   5.00%          05/25/12                   254,423            261,022
   7.50%          02/25/41                   519,362            569,513
                                                                830,535

Federal National Mortgage Assoc.
   REMIC (Class B)
   6.15%          12/25/22                    23,143             20,387(d,f)

Federal National Mortgage Assoc.
   REMIC (Class J)
   80.91%         03/25/22                       111              1,958(g)

Federal National Mortgage Assoc.
   REMIC (Class K)
   8.00%          05/25/22                       134              3,108(g)

 Federal National Mortgage
   Assoc. STRIPS
   7.50%          11/01/23 - 01/01/24        845,499            135,912(g)
   8.00%          08/01/23 - 07/01/24        186,591             31,702(g)
   8.50%          03/01/17 - 07/25/22         78,813             13,263(g)
   9.00%          05/25/22                    24,747              4,300(g)
                                                                185,177

TOTAL AGENCY COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (COST $7,757,593)                                            7,596,459

                               PRINCIPAL
                                  AMOUNT                   VALUE
ASSET BACKED -- 14.2%

Advanta Mortgage Loan
Trust
   6.30% 07/25/25               $    9,481              $    9,607
AESOP Funding II LLC
(Class A)
   3.85% 10/20/06                  313,000                 322,977(b)
American Express Credit
Account
   Master Trust (Class A)
   1.32% 07/15/05                  760,000                 760,295(i,p)
Bank One Issuance Trust
(Class A)
   1.39% 02/15/06                  500,000                 499,970(i)
Bank One Issuance Trust
(Class C)
   3.76% 08/15/08                  366,000                 370,989
Capital Auto Receivables
Asset
   Trust (Class A)
   1.37% 11/15/04                  525,000                 525,275(i)
CDC Mortgage Capital Trust
   (Class A)
   1.64% 03/25/06                1,200,000               1,200,000(i,p)
   1.80% 07/25/05                  476,739                 478,102(i,p)
Chase Credit Card Master
   Trust (Class A)
   1.34% 11/15/05                2,800,000               2,801,249(i)
Chase Funding Loan
   Acquisition Trust
   5.39% 05/25/28                  318,000                 328,919
Citibank Credit Card
Issuance Trust
   1.47% 02/07/06                1,200,000               1,202,113(i)
   2.42% 04/07/08                  400,000                 400,720(i)
   4.10% 12/07/06                  375,000                 389,955
Citibank Credit Card
Issuance
   Trust (Class A)
   1.30% 12/15/05                  800,000                 799,783(i)
   2.70% 01/15/08                  477,000                 482,550
Citibank Credit Card
Issuance
   Trust (Class B)
   1.62% 03/07/06                  613,000                 612,503(i)
Citibank Credit Card
Issuance
   Trust (Class C)
   4.45% 04/07/10                  316,000                 315,532
Citibank Credit Card
Master
   Trust I (Class A)
   5.88% 03/10/11                  210,000                 234,062
Countrywide Asset-Backed
Certificates
   1.55% 10/25/03                  150,691                 150,794(i)
   1.63% 07/25/05                  500,000                 500,000(i,p)
Countrywide Asset-Backed
   Certificates (Class A)
   1.59% 02/25/05                  594,529                 593,598(i)
Discover Card Master
Trust I
   (Class A)
   1.46% 03/15/05                1,000,000               1,003,074(i,p)
Equity One ABS Inc.
   5.03% 10/25/32                   50,000                  51,805
First USA Credit Card
Master
   Trust (Class A)
   1.51% 06/10/03                1,000,000               1,000,197(i,p)
Fleet Credit Card Master
   Trust II (Class A)
   2.40% 07/15/08                  242,000                 243,059

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                             PRINCIPAL
                                               AMOUNT           VALUE

Ford Credit Auto Owner
   Trust (Class B)
   4.79% 11/15/06                           $   307,000      $   321,525
Green Tree Financial Corp.
   (Class A)
   6.90% 04/15/18                                33,257           34,172
Household Automotive Trust
   (Class A)
   1.58% 09/17/05                               500,000          501,362(i)
   1.62% 02/17/06                             4,000,000        4,003,113(i,p)
Household Private Label Credit
   Card Master Note Trust I (Class A)
   1.42% 08/15/04                               107,000          107,054(i)
MBNA Credit Card Master Note
   Trust (Class C)
   4.05% 01/15/08                               165,000          167,591
MBNA Master Credit Card Trust
   USA (Class A)
   1.51% 07/15/05                             5,500,000        5,511,528(i,p)
   1.55% 08/15/04                             2,500,000        2,507,507(i)
Merrill Lynch Home Equity Loan
   1.49% 11/25/04                               189,915          188,604(i)
Mid-State Trust (Class A)
   7.54% 07/01/35                                36,435           38,304
National City Credit Card Master
   Trust (Class A)
   1.43% 08/15/05                             1,000,000        1,002,774(i,p)
Nissan Auto Receivables Owner
   Trust (Class A)
   2.61% 07/15/08                               351,000          352,207
Providian Gateway Master Trust
   (Class A)
   1.50% 09/15/03                             1,050,000        1,049,927(i)
PSE&G Transition Funding LLC
   (Class A)
   6.61% 06/15/15                               270,000          312,305
Residential Asset Mortgage
   Products Inc. (Class A)
   1.44% 06/25/03                               155,395          155,393(i)
   1.59% 05/25/05                             1,186,557        1,184,009(i)
Residential Asset Securities
   Corp. (Class A)
   1.56% 01/25/05                               316,735          315,854(i)
   2.66% 10/25/28                               201,000          200,957
Saxon Asset Securities Trust (Class A)
   1.71% 04/25/05                             1,086,287        1,087,321(i)
Sears Credit Account Master
   Trust (Class A)
   1.41% 08/15/05                             3,000,000        2,985,612(i)
   1.66% 11/15/05                               500,000          500,483(i,p)
Superior Wholesale Inventory
   Financing Trust (Class A)
   1.51% 04/15/05                             1,000,000        1,002,080(i,p)
West Penn Funding LLC Transition
   Bonds (Class A)
   6.81% 09/25/08                               117,000          128,389

TOTAL ASSET BACKED
   (COST $38,842,347)                                         38,935,199

                                             PRINCIPAL
                                                AMOUNT            VALUE

CORPORATE NOTES -- 22.3%

Abbott Laboratories
   5.13% 07/01/04                           $   640,000      $   668,885
Aetna Inc.
   6.97% 08/15/36                               330,000          363,725
Alabama Power Co.
   5.60% 03/15/33                               210,000          205,294
Albertson's Inc.
   8.00% 05/01/31                               100,000          117,524
Allstate Financial Global Funding
   5.25% 02/01/07                               360,000          384,736(b)
Anadarko Petroleum Corp.
   5.00% 10/01/12                               180,000          183,836
Anheuser-Busch Cos. Inc.
   6.50% 02/01/43                               630,000          704,854
AOL Time Warner Inc.
   6.88% 05/01/12                                75,000           79,706
Appalachian Power Co.
   4.80% 06/15/05                               220,000          227,443
Ashland Inc.
   6.63% 02/15/08                               155,000          158,151
AT&T Corp.
   7.80% 11/15/11                               300,000          320,928
Autozone Inc.
   5.88% 10/15/12                               295,000          308,260
Bank of America Corp.
   3.88% 01/15/08                               330,000          338,076
   7.40% 01/15/11                               485,000          576,538
Bank One Corp.
   6.50% 02/01/06                               600,000          665,391
Baxter International Inc.
   4.63% 03/15/15                               300,000          290,746(b)
BB&T Corp.
   4.75% 10/01/12                               110,000          111,520
BCI US Funding Trust
   8.01% 12/29/49                               150,000          165,666(b,i,k)
Bellsouth Capital Funding
   7.88% 02/15/30                               200,000          251,692
British Telecommunications PLC
   8.38% 12/15/10                               180,000          219,476
Burlington Northern Santa Fe Corp.
   6.53% 07/15/37                               305,000          316,193
Burlington Resources Finance Co.
   7.20% 08/15/31                               230,000          265,720
Campbell Soup Co.
   5.50% 03/15/07                               225,000          244,813
Cargill Inc.
   6.38% 06/01/12                               425,000          476,792(b)
Cendant Corp.
   6.25% 01/15/08                               335,000          344,904
Centerior Energy Corp. (Series B)
   7.67% 07/01/04                               290,000          305,131
Cincinnati Gas & Electric
   6.90% 06/01/25                               205,000          229,122
Citigroup Inc.
   1.42% 05/30/03                             2,000,000        2,000,310(i,p)
   5.70% 02/06/04                               830,000          860,544
   7.25% 10/01/10                               435,000          510,767

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                        PRINCIPAL
                                           AMOUNT       VALUE

City National Corp.
   5.13%         02/15/13            $    195,000   $  196,580(b)
Coca-Cola Enterprises Inc.
   6.70%         10/15/36                 305,000      338,649
Comcast Corp.
   5.85%         01/15/10                 730,000      757,453
ConAgra Foods Inc.
   7.00%         10/01/28                 150,000      166,565
   7.13%         10/01/26                 235,000      266,354
   7.88%         09/15/10                 140,000      166,526
Conoco Inc.
   5.90%         04/15/04               1,175,000    1,227,619
   6.95%         04/15/29                 150,000      168,916
Countrywide Home Loans Inc.
   4.25%         12/19/07                 425,000      434,344
   5.63%         05/15/07                 295,000      317,260
COX Communications Inc.
   7.13%         10/01/12                 225,000      255,898
CSX Corp.
   7.25%         05/01/04                 100,000      105,483
Dominion Resources Inc. (Series A)
   2.80%         02/15/05                 185,000      185,713
Dominion Resources Inc. (Series B)
   4.13%         02/15/08                 185,000      186,528
Duke Energy Corp.
   4.50%         04/01/10                 180,000      181,027
   5.38%         01/01/09                 470,000      488,261
Entergy Gulf States Inc.
   6.00%         12/01/12                 230,000      242,394
EOP Operating LP
   7.00%         07/15/11                 155,000      173,366
   7.75%         11/15/07                 455,000      523,506
Equitable Resources Inc.
   5.15%         11/15/12                 230,000      238,416(b)
ERP Operating LP
   6.63%         03/15/12                 580,000      642,100
European Investment Bank
   4.63%         03/01/07                 465,000      499,013
Fidelity National Financial Inc.
   5.25%         03/15/13                 300,000      293,867
Ford Motor Co.
   7.45%         07/16/31                 880,000      673,692
Ford Motor Credit Co.
   7.38%         10/28/09                 420,000      392,749
   7.50%         03/15/05                 295,000      297,950
   7.60%         08/01/05                 130,000      131,138
FPL Group Capital Inc.
   7.38%         06/01/09                 645,000      751,105
Fred Meyer Inc Holding Co.
   7.38%         03/01/05                 335,000      363,265
General Mills Inc.
   3.88%         11/30/07                 295,000      299,886
   5.13%         02/15/07                 380,000      406,913
General Motors Acceptance Corp.
   4.15%         02/07/05                 305,000      305,892
   5.75%         11/10/03                 430,000      438,369
   6.13%         09/15/06                 260,000      266,387
   6.88%         09/15/11 - 08/28/12      685,000      674,854

                                        PRINCIPAL
                                        AMOUNT       VALUE

Georgia Power Co.
   4.88%        07/15/07             $    295,000   $   312,988
Golden West Financial Corp.
   4.75%        10/01/12                  225,000      229,849
Goldman Sachs Group Inc.
   4.13%        01/15/08                  150,000      154,053
   5.25%        04/01/13                  310,000      315,086
   6.60%        01/15/12                  225,000      251,704
HJ Heinz Finance Co.
   6.50%        03/15/12                  150,000      164,127(b)
   7.25%        03/15/32                  155,000      174,583
Household Finance Corp.
   3.38%        02/21/06                  135,000      136,236
   6.38%        11/27/12                  375,000      411,997
   6.50%        01/24/06                  230,000      251,044
HSBC Capital Funding LP
   9.55%        12/31/49                  355,000      446,033(i,k)
Hudson United Bank
   7.00%        05/15/12                  450,000      502,351
Hydro Quebec
   8.00%        02/01/13                  180,000      230,609
   8.25%        04/15/26                  360,000      483,331
International Business
   Machines Corp.
   1.44%        09/10/04                1,000,000    1,000,770(i)
International Paper Co.
   6.88%        04/15/29                  335,000      356,463
John Deere Capital Corp.
   4.13%        07/15/05                  305,000      318,677
John Hancock
   6.50%        03/01/11                  245,000      272,284
John Hancock Global Funding II
   5.63%        06/27/06                  355,000      384,969
Kellogg Co. (Series B)
   6.60%        04/01/11                  350,000      400,210
   7.45%        04/01/31                  485,000      588,354
Keycorp
   4.63%        05/16/05                  665,000      697,481
KFW International Finance
   4.75%        01/24/07                  710,000      762,758
Kinder Morgan Inc.
   6.50%        09/01/12                  230,000      249,876(b)
Kroger Co.
   8.00%        09/15/29                  220,000      258,666
Lehman Brothers Holdings Inc.
   5.88%        11/15/17                  230,000      241,668
Lockheed Martin Corp.
   8.50%        12/01/29                  350,000      457,795
Loral Corp.
   8.38%        06/15/24                  235,000      293,598
Marathon Oil Corp.
   6.80%        03/15/32                  510,000      525,246
Masco Corp.
   5.88%        07/15/12                  295,000      313,538
   6.75%        03/15/06                  365,000      401,359
Metropolitan Life Global Funding I
   4.75%        06/20/07                  260,000      275,348

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                        PRINCIPAL
                                           AMOUNT        VALUE

Monumental Global Funding III
   (Series A)
   5.20%         01/30/07             $   310,000$     331,055(b)
Murphy Oil Corp.
   7.05%         05/01/29                 195,000      216,618
National Rural Utilities Cooperative
   Finance Corp.
   6.00%         05/15/06                 710,000      778,157
NB Capital Trust IV
   8.25%         04/15/27                 220,000      257,862
Newell Rubbermaid Inc.
   4.63%         12/15/09                 190,000      194,383
Nisource Finance Corp.
   7.88%         11/15/10                 305,000      353,301
Nordic Investment Bank
   2.75%         01/11/06                 380,000      386,493
Norfolk Southern Corp.
   6.00%         04/30/08                 225,000      247,833
North Fork Bancorp. Inc.
   5.88%         08/15/12                 185,000      199,871
Northern Natural Gas Co.
   5.38%         10/31/12                 150,000      155,154(b)
Occidental Petroleum Corp.
   8.45%         02/15/29                 240,000      311,848
Ocean Energy Inc.
   4.38%         10/01/07                 230,000      238,447
Ohio Power Co. (Series E)
   6.60%         02/15/33                  95,000      100,297(b)
Oncor Electric Delivery Co.
   7.25%         01/15/33                  90,000      101,577(b)
Pall Corp.
   6.00%         08/01/12                 230,000      245,723(b)
Pemex Finance Ltd.
   9.03%         02/15/11                 260,000      303,659
Pepsi Bottling Holdings Inc.
   5.38%         02/17/04                 415,000      429,383(b)
Petroleos Mexicanos
   9.50%         09/15/27                 815,000      929,100
Potash Corp.of Saskatchewan
   7.75%         05/31/11                 150,000      178,811
PP&L Capital Funding Inc.
   7.75%         04/15/05                 305,000      328,995
Praxair Inc.
   6.63%         10/15/07                  75,000       84,534
Principal Life Global Funding I
   5.25%         01/15/13                 235,000      239,119
Procter & Gamble - ESOP
   (Series A)
   9.36%         01/01/21                 205,000      287,407
Procter & Gamble Co.
   4.75%         06/15/07                 390,000      419,219
Progress Energy Inc.
   5.85%         10/30/08                 230,000      246,372
   6.55%         03/01/04                 210,000      218,027
   7.75%         03/01/31                 215,000      249,779
PSI Energy Inc.
   6.65%         06/15/06                 185,000      201,780
Public Service Co. of Colorado
   4.88%         03/01/13                 200,000      201,961(b)
   7.88%         10/01/12                 100,000      122,646(b)

                                         PRINCIPAL
                                           AMOUNT       VALUE

Public Service Electric & Gas
   5.00%         01/01/13             $   225,000$     232,760
Quest Diagnostics
   6.75%         07/12/06                 155,000      169,475
Raytheon Co.
   6.75%         08/15/07                 200,000      221,544
Royal Bank of Scotland Group PLC.
   7.65%         08/31/49                 110,000      130,034(i)
   8.82%         03/31/49                 290,000      324,070
Royal Bank of Scotland
   Group PLC. ADR.
   9.12%         03/31/49                 265,000      330,089
Safeco Corp.
   4.20%         02/01/08                  90,000       90,922
Safeway Inc.
   6.15%         03/01/06                 500,000      541,609
Sara Lee Corp.
   6.13%         11/01/32                  80,000       83,216
SC Johnson & Son Inc.
   5.75%         02/15/33                 150,000      146,432(b)
Shurgard Storage Centers Inc.
   5.88%         03/15/13                 180,000      181,429
Simon Property Group LP
   6.75%         07/15/04                 230,000      241,868
Southtrust Bank N.A.
   7.00%         11/15/08                 115,000      133,485
Sprint Capital Corp.
   6.00%         01/15/07                 290,000      291,450
   6.13%         11/15/08                 105,000      104,213
Synovus Financial Corp.
   4.88%         02/15/13                 155,000      157,494(b)
Tenet Healthcare Corp.
   5.38%         11/15/06                 590,000      578,200
   7.38%         02/01/13                 150,000      150,000
The Bear Stearns Cos. Inc.
   5.70%         01/15/07                 155,000      169,259
The E.W. Scripps Co.
   5.75%         07/15/12                 220,000      241,215
The Progressive Corp.
   6.25%         12/01/32                 210,000      219,077
Travelers Property Casualty Corp.
   6.38%         03/15/33                 300,000      300,677(b)
Turner Broadcasting System Inc.
   8.38%         07/01/13                 350,000      400,781
Tyson Foods Inc.
   6.63%         10/01/04                 155,000      160,364
   8.25%         10/01/11                 235,000      267,808
UBS Preferred Funding Trust I
   8.62%         10/29/49                 245,000      299,506(i)
Unilever Capital Corp.
   5.90%         11/15/32                 355,000      366,748
Union Carbide Corp.
   6.79%         06/01/25                 135,000      137,002
Union Pacific Corp.
   5.75%         10/15/07                 365,000      398,606
   5.84%         05/25/04                 265,000      276,561
   6.79%         11/09/07                 160,000      181,217
   7.38%         09/15/09                 210,000      247,284
Union Planters Bank N.A.
   5.13%         06/15/07                 310,000      330,949

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                     PRINCIPAL
                                        AMOUNT       VALUE

United Dominion Realty Trust Inc.
   6.50%      06/15/09               $  220,000  $   237,919
UnitedHealth Group Inc.
   4.88%      04/01/13                  405,000      411,596
Univision Communications Inc.
   7.85%      07/15/11                  200,000      225,684
USA Interactive
   7.00%      01/15/13                  225,000      239,705
Valero Energy Corp.
   6.88%      04/15/12                   90,000       98,056
Verizon Florida Inc. (Series F)
   6.13%      01/15/13                  225,000      247,697
Verizon Global Funding Corp.
   7.75%      12/01/30                  725,000      881,841
Verizon Pennsylvania (Series A)
   5.65%      11/15/11                  155,000      165,455
Viacom Inc.
   7.75%      06/01/05                  350,000      390,969
Vodafone Group PLC.
   6.25%      11/30/32                  270,000      277,842
Wachovia Corp.
   4.95%      11/01/06                  325,000      349,522
Walt Disney Co.
   5.38%      06/01/07                  235,000      248,049
Washington Mutual Bank FA
   5.50%      01/15/13                  230,000      241,147
Washington Mutual Inc.
   5.63%      01/15/07                  310,000      337,461
Webster Bank
   5.88%      01/15/13                  230,000      238,216(b)
Wells Fargo & Co.
   1.35%      10/01/04                1,000,000    1,000,878(i)
   5.25%      12/01/07                  500,000      543,030
Wendy's International Inc.
   6.20%      06/15/14                  490,000      545,768
Weyerhaeuser Co.
   5.50%      03/15/05                  390,000      410,761
   6.13%      03/15/07                  250,000      271,002
Wisconsin Energy Corp.
   5.88%      04/01/06                  225,000      243,259
Wyeth
   5.88%      03/15/04                  250,000      258,961

TOTAL CORPORATE NOTES
   (COST $58,289,100)                             61,347,405


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.9%

Bear Stearns Commercial
   Mortgage Securities
   4.83%      08/15/38                  167,000      170,096
Bear Stearns Commercial
   Mortgage Securities (Class A)
   5.06%      11/15/16                  383,039      404,514
   6.48%      02/15/35                   66,000       74,642
Bear Stearns Commercial
   Mortgage Securities (Class B)
   6.20%      02/14/31                   36,000       39,989

                                       PRINCIPAL
                                          AMOUNT       VALUE

Chase Commercial Mortgage
   Securities Corp. (Class A)
   6.03%        11/18/30             $  229,369  $   246,839
   6.39%        11/18/30                857,000      963,428
Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%        08/25/32                336,338      345,375(i)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.11%        09/15/34                111,000      118,309
   6.13%        04/15/37                310,000      343,652
DLJ Commercial Mortgage Corp.
   6.24%        11/12/31                698,000      780,606
First Horizon Asset Securities Inc.
   (Class B)
   6.25%        09/25/32                223,685      236,896
First Union-Lehman Brothers-
   Bank of America (Class A)
   6.56%        11/18/35                250,000      282,546
Granite Mortgages PLC.
   1.55%        02/21/06              1,000,000      999,800(i)
Impac CMB Trust (Class A)
   1.74%        06/25/05                719,007      720,107(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%        11/15/35                150,000      169,537
LB-UBS Commercial
   Mortgage Trust
   3.72%        03/15/34              1,305,000       41,586(b,d,i)
   6.23%        03/15/26                229,000      255,732
LB-UBS Commercial Mortgage
   Trust (Class A)
   6.13%        12/15/30                400,000      444,404
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%        07/14/16                 66,000       74,196(b)
Master Asset Securitization Trust
   6.31%        09/25/32                178,893      186,203(i)
Morgan Stanley Capital I (Class A)
   7.11%        04/15/33                577,000      668,848
Morgan Stanley Capital I (Class D)
   6.59%        07/15/30                179,000      206,168(i)
Morgan Stanley Dean Witter
   Capital I
   3.71%        10/15/35              2,374,000       80,777(b,d,i)
   4.00%        04/15/34              1,406,000       51,711(b,d,i)
   7.20%        10/15/33                 72,000       84,175
Morgan Stanley Dean Witter
   Capital I (Class A)
   5.98%        02/01/31                217,740      232,396
   6.39%        10/15/35                250,000      281,387
Morgan Stanley Dean Witter
   Capital I (Class B)
   6.55%        07/15/33                 56,000       63,353
Morgan Stanley Dean Witter
   Capital I (Class X)
   1.58%        02/01/31                769,262       45,353(b,i)
Residential Asset Securitization
Trust
   1.03%        08/25/30                459,429        4,594(g,i)

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                        PRINCIPAL
                                        AMOUNT       VALUE

Salomon Brothers Mortgage
   Securities VII
   7.00%       07/25/24              $    360,586 $    344,864(i)
Structured Asset Securities Corp.
   (Class X)
   1.88%       02/25/28                   446,064       27,461(i)
Thornburg Mortgage Security Trust
   1.68%       05/25/05                 1,000,000    1,000,000(p)
Wachovia Bank Commercial
   Mortgage Trust
   1.80%       08/15/05                   210,000      210,040(b,i)
   2.18%       08/15/05                   130,000      130,000(b,i)
Wachovia Bank Commercial
   Mortgage Trust (Class B)
   1.70%       07/15/05                   270,000      270,049(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $10,143,874)                               10,599,633


SOVEREIGN BONDS -- 1.8%

Canadian Government Bond
   5.25%       11/05/08                   300,000      333,601
Finland Government
   International Bond
   4.75%       03/06/07                   485,000      523,599
Italy Government International Bond
   4.38%       10/25/06                   355,000      376,748
   4.63%       06/15/05                   465,000      492,853
Mexico Government
   International Bond
   8.13%       12/30/19                   520,000      551,980
Ontario Electricity Financial Corp.
   7.45%       03/31/13                    80,000      100,308
Province of British Columbia/Canada
   4.63%       10/03/06                   265,000      283,272
Province of Manitoba
   4.25%       11/20/06                   405,000      428,666
Province of New Brunswick
   3.50%       10/23/07                   230,000      235,002
Province of Ontario
   3.50%       09/17/07                   230,000      235,287
   5.13%       07/17/12                    40,000       42,919
Province of Quebec
   5.00%       07/17/09                   695,000      744,633
   7.50%       09/15/29                   185,000      233,879
Province of Saskatchewan
   7.38%       07/15/13                   155,000      193,852
   8.00%       02/01/13                    90,000      116,896
Region of Lombardy
   5.80%       10/25/32                   210,000      221,885

TOTAL SOVEREIGN BONDS
   (COST $   4,904,086)                              5,115,380

TOTAL INVESTMENTS IN SECURITIES
   (COST $294,769,993)                             301,542,535

                                       PRINCIPAL
                                         AMOUNT        VALUE
SHORT-TERM INVESTMENTS -- 24.4%
------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.7%

Credit Agri Indo Na Inc.
     1.29%        04/03/03           $13,000,000  $ 12,999,068
HBOS PLC
     1.27%        05/14/03              1,300,000    1,300,000

TOTAL COMMERCIAL PAPER
     (COST $14,299,068)                             14,299,068


                                          NUMBER
                                       OF SHARES       VALUE
------------------------------------------------------------------------
GEI Short-Term
     Investment Fund                   52,761,197   52,761,197 (l,p)

TOTAL SHORT-TERM INVESTMENTS
     (COST $67,020,265)                             67,060,265

LIABILITIES IN EXCESS OF OTHER ASSETS,
     NET (34.2)%                                   (93,890,814)
                                                  ------------

NET ASSETS-- 100%                                 $274,711,986
                                                  ============

------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
------------------------------------------------------------------------

The GE Fixed Income Fund had the following short futures contracts open at March 31, 2003:
                                        NUMBER      CURRENT      UNREALIZED
                          EXPIRATION      OF        NOTIONAL    APPRECIATION/
DESCRIPTION                  DATE      CONTRACTS     VALUE      DEPRECIATION
------------------------------------------------------------------------------
U.S Treasury
   Notes - 10 Yrs.        June 2003       13    $ (1,493,375)   $   (17,928)
U.S Treasury
   Notes - 5 Yrs.         June 2003       28      (3,178,000)        10,621
                                                                ------------
                                                                $    (7,307)
                                                                ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

Q&A

Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDED MARCH 31, 2003?

A. The GE Government Securities Fund returned 1.75% for the Class A shares, 1.49% for Class B shares, and 1.38% for Class C shares for the six-month period ended March 31, 2003. It slightly lagged its benchmark index, the Lehman Brothers Government Bond Index which returned 1.80% for the period while the Lipper peer group of 100 Intermediate U.S. Government funds 1.66% for the same period.

Q.   WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund performed in line with the benchmark and its respective peer group over the period. An overweight position in government agency bonds and good security selection, particularly in callable securities contributed positively to return. Yield curve positioning in short and long maturity issues produced a slight drag on return relative to the benchmark.

                                                   GE GOVERNMENT SECURITIES FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

FIVE YEAR TREASURY NOTE
YIELD HISTORY
4/1/02 -- 3/31/03

[Line graph omitted--plot points as follows:]

HIGH    5.11%
LOW     2.66%
AVG.    3.53%

INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with safety of principal by investing primarily in U.S. Government securities.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group

Based on average annual total returns for the periods ended 3/31/03

                   SIX      ONE    FIVE    TEN
                  MONTHS    YEAR   YEAR    YEAR
                  ------    ----   ----    ----
Number of
Funds in
peer group:           100      99      74      32
--------------------------------------------------
Peer group
average annual
total return:        1.66%  10.15%   6.47%   6.06%
--------------------------------------------------

Lipper categories
in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury

CLASS A SHARES++

[Line graph omitted--plot points as follows:]


                  GE Government Securities Fund            GE Government Securities Fund w/load           LB Government
9/8/93                    10,000.00                                        9,575.00                         10,000.00
  9/93                     9,903.09                                        9,482.20                         10,038.00
  9/94                     9,084.41                                        8,698.33                          9,632.30
  9/95                     9,978.59                                        9,554.50                         10,939.25
  9/96                    10,352.80                                        9,912.81                         11,422.80
  9/97                    11,329.33                                       10,847.83                         12,467.87
  9/98                    12,644.78                                       12,107.37                         14,163.97
  9/99                    12,390.47                                       11,863.87                         13,921.07
  9/00                    13,193.25                                       12,632.53                         14,920.53
  9/01                    14,797.16                                       14,168.28                         16,898.88
  9/02                    16,185.17                                       15,497.30                         18,594.86
  3/03                    16,468.72                                       15,768.80                         18,929.92

AVERAGE ANNUAL TOTAL RETURN

                              SIX         ONE          FIVE        SINCE
                           MONTHS        YEAR          YEAR    INCEPTION
                           ------        ----          ----    ---------
GE Government
   Securities               1.75%       12.55%         6.93%      5.37%
GE Government
   Securities w/load       -2.61%        7.72%         6.01%      4.89%
   MAXIMUM LOAD OF 4.25%
LB Government               1.80%       13.41%         7.68%      6.89%

CLASS B SHARES

[Line graph omitted--plot points as follows:]


                      GE Government Securities Fund     GE Government Securities Fund w/load      LB Government
        3/93                    10,000.00                             10,000.00                     10,000.00
        9/93                    10,462.21                             10,462.21                     10,623.21
        9/94                     9,521.53                              9,521.53                     10,193.86
        9/95                    10,403.92                             10,403.92                     11,577.00
        9/96                    10,699.32                             10,699.32                     12,088.75
        9/97                    11,631.26                             11,631.26                     13,194.74
        9/98                    12,909.06                             12,909.06                     14,989.73
        9/99                    12,596.43                             12,596.43                     14,732.67
        9/00                    13,297.03                             13,297.03                     15,790.39
        9/01                    14,828.83                             14,828.83                     17,884.08
        9/02                    16,075.23                             16,075.23                     19,678.93
        3/03                    16,314.26                             16,314.26                     20,033.53

AVERAGE ANNUAL TOTAL RETURN

                             SIX          ONE           FIVE        TEN
                          MONTHS         YEAR           YEAR       YEAR
                          ------         ----           ----       ----
GE Government
   Securities              1.49%        11.64%         6.23%       5.17%
GE Government
   Securities w/load      -1.51%         8.64%         6.23%       5.17%
   MAXIMUM LOAD            3.00%         3.00%         0.00%       0.00%
LB Government              1.80%        13.41%         7.68%       7.20%

CLASS C SHARES

[Line graph omitted--plot points as follows:]


                      GE Government Securities Fund     GE Government Securities Fund w/load     LB Government
     9/30/99                    10,000.00                             10,000.00                     10,000.00
        3/00                    10,273.14                             10,273.14                     10,269.80
        9/00                    10,607.84                             10,607.84                     10,717.94
        3/01                    11,334.59                             11,334.59                     11,536.00
        9/01                    11,842.06                             11,842.06                     12,139.06
        3/02                    11,657.43                             11,657.43                     11,990.68
        9/02                    12,834.85                             12,834.85                     13,357.34
        3/03                    13,011.28                             13,011.28                     13,598.03

AVERAGE ANNUAL TOTAL RETURN

                          SIX          ONE             SINCE
                       MONTHS         YEAR         INCEPTION
                       ------         ----         ---------
GE Government
  Securities            1.38%         11.61%         7.83%
GE Government
  Securities W/LOAD     0.38%         10.61%         7.83%
  MAXIMUM LOAD          1.00%          1.00%         0.00%
LB Government           1.80%         13.41%         9.18%


AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                   GE Government Securities Fund

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE GOVERNMENT SECURITIES FUND

MARKET VALUE OF $279,825 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Federal Agencies               41.1%
U.S. Treasuries                28.7%
Short-Term & Others            25.3%
Mortgage Backed                 2.6%
Corporate Notes                 2.3%

                                          PRINCIPAL
                                             AMOUNT           VALUE
---------------------------------------------------------------------------
BONDS AND NOTES -- 106.3%
---------------------------------------------------------------------------

U.S. TREASURIES -- 36.3%

United States Treasury Bonds
   5.38%      02/15/31                  $   2,395,000   $   2,590,719
   6.88%      08/15/25                      7,625,000       9,640,821(h)
   7.25%      05/15/16                      4,505,000       5,791,358(h)
   8.13%      08/15/19 - 08/15/21          13,740,000      19,183,852(h)
  10.38%      11/15/09                      7,800,000       8,911,188(h)
                                                           46,117,938
United States Treasury Notes
   1.63%      01/31/05                      7,580,000       7,605,696
   3.00%      11/15/07 - 02/15/08          22,485,000      22,793,835(j)
   3.88%      02/15/13                      2,090,000       2,099,468(j)
   7.00%      07/15/06                      1,530,000       1,764,503(h)
                                                           34,263,502

TOTAL US TREASURIES
   (COST $77,397,548)                                      80,381,440


FEDERAL AGENCIES -- 52.0%

Federal Home Loan Bank
   2.50%      12/15/05                      6,945,000       7,028,687(j)

Federal Home Loan Mortgage Corp.
   2.38%      04/15/06                     13,620,000      13,697,906(j)
   2.85%      01/24/06                      1,195,000       1,199,279
   4.50%      07/23/07 - 01/15/13           3,820,000       3,942,211
   5.00%      07/30/09                      2,390,000       2,476,255
   5.25%      01/15/06                        135,000         146,574(j)
   6.00%      06/15/11                      4,630,000       5,271,116
   7.00%      07/15/05                      5,000,000       5,580,951
                                                           32,314,292

                                           PRINCIPAL
                                             AMOUNT            VALUE
Federal National Mortgage Assoc.
   3.25%       01/15/08                 $      60,000   $      60,680(j)
   4.00%       11/17/06                     1,985,000       2,014,795
   5.00%       01/20/07                    11,000,000      11,317,570
   5.25%       08/14/06 - 08/01/12          8,775,000       9,119,331
   6.13%       03/15/12                    13,305,000      15,227,704
   7.00%       07/15/05                    20,570,000      22,960,031(j)
   7.13%       01/15/30                    12,085,000      15,062,744
                                                           75,762,855

TOTAL FEDERAL AGENCIES
   (COST $108,958,393)                                    115,105,834


AGENCY MORTGAGE BACKED -- 3.3%

Federal Home Loan Mortgage Assoc.
   5.00%     TBA                            2,000,000       2,053,750(c)

Federal Home Loan Mortgage Corp.
   6.50%       04/01/31                        34,779          36,202
   7.00%     12/01/26 - 02/01/30               69,077          72,501
   7.50%     2/1/2007 - 04/01/12            2,066,718       2,212,841
   9.00%       12/01/14                       384,731         427,574
                                                            2,749,118

Federal National Mortgage Assoc.
   7.00%       02/01/30                       243,928         256,298
   7.50%       12/01/23                       784,610         841,592
   9.00%     06/01/09 - 07/01/21              152,320         166,309
                                                            1,264,199

Government National Mortgage Assoc.
   8.50%     05/15/21 - 03/15/23              154,998         170,689
   9.00%     05/15/13 - 07/15/16              946,224       1,056,722
                                                            1,227,411

TOTAL AGENCY MORTGAGE BACKED
   (COST $   7,033,072)                                     7,294,478


ASSET BACKED -- 9.6%

American Express Credit Account
   Master Trust (Class A)
   1.32%       07/15/05                     8,330,000       8,333,237(i,p)
Chase Credit Card Master
   Trust (Class A)
   1.35%       05/15/04                     1,500,000       1,500,110(i,p)
Compucredit Credit Card Trust
   1.50%       09/15/03                     2,000,000       1,999,767(i,p)
Discover Card Master Trust I
   (Class A)
   1.46%       03/15/05                     1,000,000       1,003,074(i,p)
First USA Credit Card Master
   Trust (Class A)
   1.43%       09/17/07                     1,000,000       1,002,509(i,p)
First USA Credit Card Master
   Trust (Class A)
   1.51%       06/10/03                     1,000,000       1,000,197(i,p)

-----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                        PRINCIPAL
                                          AMOUNT          VALUE

Household Private Label Credit
   Card Master Note Trust I (Class A)
   1.42%       08/15/04               $  1,055,000  $  1,055,536(i,p)
MBNA Master Credit Card Trust
   USA (Class A)
   1.36%       06/15/03                  2,000,000     1,999,923(i,p)
   1.45%       05/15/03                    800,000       800,078(i,p)
   1.51%       07/15/05                  1,550,000     1,553,249(i,p)
Superior Wholesale Inventory
   Financing Trust (Class A)
   1.51%       04/15/05                  1,000,000     1,002,080(i,p)

TOTAL ASSET BACKED
   (COST $21,246,007)                                 21,249,760


CORPORATE NOTES -- 2.8%

General Motors Acceptance Corp.
   2.09%       01/20/04                  1,000,000       994,726(i,p)
Merrill Lynch & Co. Inc.
   1.56%       01/14/04                  2,000,000     2,001,948(i,p)
Salomon Smith Barney
   Holdings Inc.
   1.44%       12/19/03                  3,300,000     3,299,993(i,p)

TOTAL CORPORATE NOTES
   (COST $   6,298,067)                                6,296,667


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.3%

Granite Mortgages PLC.
   1.55%       02/21/06                    800,000       799,840(i)
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.54%       02/01/31                    500,000       561,824
Norwest Asset Securities Corp.
   (Class B)
   7.25%       12/25/27                  2,651,136     2,655,352
Thornburg Mortgage Security Trust
   1.68%       01/25/33                  1,000,000     1,000,000(p)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $   4,983,176)                                5,017,016

TOTAL INVESTMENTS IN SECURITIES
   (COST $225,916,263)                               235,345,195

                                        PRINCIPAL
                                         AMOUNT         VALUE
--------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 20.1%
--------------------------------------------------------------------------
GEI Short-Term Investment Fund
     (COST $44,480,017)               $ 44,480,017  $ 44,480,017(l,p)

LIABILITIES IN EXCESS OF OTHER ASSETS,
     NET (26.4)%                                     (58,395,452)
                                                    ------------

NET ASSETS-- 100%                                   $221,429,760
                                                    ============

--------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------

The GE Government Securities Fund had the following short futures contracts open at March 31, 2003:

                                       NUMBER        CURRENT
                          EXPIRATION    OF          NOTIONAL       UNREALIZED
DESCRIPTION                  DATE    CONTRACTS        VALUE       DEPRECIATION
------------------------------------------------------------------------------
U.S Treasury Notes        June 2003      20        $(2,297,500)      $(26,846)

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

Q&A

Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Short-Term Government Fund gained 1.22% for Class A shares, 0.92% for Class B shares, 0.84% for Class C shares, and 1.36% for Class Y shares for the six-month period ended March 31, 2003. By comparison, the Lehman Brothers 1-3 Year Government Bond Index returned 1.61% for the same period. The average return for the 72 Short-Term Government Bond funds tracked by Lipper was 1.28%.

Q.   WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund performed in line with its peer group over the six-month period. The main driver of return was coupon income generated by the position in mortgage-backed securities. Price performance of the mortgage-backed securities, however, lagged that of short Treasuries due to the steepening of the yield curve.

                                                   GE SHORT-TERM GOVERNMENT FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

TWO YEAR TREASURY NOTE
YIELD HISTORY
4/1/02 -- 3/31/03

[Line chart omitted--plot points as follows:]

HIGH    3.93%
LOW     1.53%
AVG.    2.48%

INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing primarily in U.S. Government securities.

LIPPER PERFORMANCE COMPARISON
Short Term U.S. Government Bond Peer Group

Based on average annual total returns for the periods ended 3/31/03

                       SIX      ONE       FIVE
                     MONTHS    YEAR       YEAR
                     ------    ----       ----
Number of
Funds in
peer group:              72      71          58
------------------------------------------------
Peer group
average annual
total return:          1.28%   5.56%       5.42%
------------------------------------------------

Lipper categories in peer group: Short Term U.S. Treasury, Short
U.S. Government, Short-Intermediate U.S. Government

CLASS A SHARES+

[Line chart omitted--plot points as follows:]


                       GE Short- Term Government Fund         GE Short-Term Government Fund w/load           LB 1-3 Yr.
3/2/94                             10,000.00                                 9,750.00                        10,000.00
  9/94                             10,052.77                                 9,801.45                        10,049.51
  9/95                             10,831.26                                10,560.48                        10,872.29
  9/96                             11,370.47                                11,086.21                        11,488.10
  9/97                             12,117.11                                11,814.18                        12,278.56
  9/98                             13,008.56                                12,683.35                        13,251.72
  9/99                             13,336.41                                13,003.00                        13,674.97
  9/00                             14,091.89                                13,739.59                        14,474.38
  9/01                             15,515.67                                15,127.78                        16,018.71
  9/02                             16,392.89                                15,983.07                        16,956.83
  3/03                             16,593.25                                16,178.42                        17,229.01

AVERAGE ANNUAL TOTAL RETURN

                              SIX        ONE        FIVE     SINCE
                            MONTHS       YEAR       YEAR   INCEPTION
                            ------       ----       ----   ---------
GE Short-Term
   Government                1.22%       5.75%      5.91%     5.74%
GE Short-Term
   Government W/LOAD        -1.29%       3.08%      5.38%     5.44%
   MAXIMUM LOAD OF 2.5%
LB 1-3 Yr.                   1.61%       6.70%      6.35%     6.17%

CLASS B SHARES

[Line chart omitted--plot points as follows:]


          GE Short- Term Government Fund      GE Short-Term Government Fund w/load           LB 1-3 Yr.
3/2/94             10,000.00                                10,000.00                        10,000.00
  9/94             10,019.58                                10,019.58                        10,049.51
  9/95             10,722.29                                10,722.29                        10,872.29
  9/96             11,189.26                                11,189.26                        11,488.10
  9/97             11,842.93                                11,842.93                        12,278.56
  9/98             12,651.64                                12,651.64                        13,251.72
  9/99             12,893.17                                12,893.17                        13,674.97
  9/00             13,590.65                                13,590.65                        14,474.38
  9/01             14,963.79                                14,963.79                        16,018.71
  9/02             15,809.80                                15,809.80                        16,956.83
  3/03             16,003.03                                16,003.03                        17,229.01

AVERAGE ANNUAL TOTAL RETURN

                             SIX          ONE         FIVE        SINCE
                          MONTHS         YEAR         YEAR    INCEPTION
                          ------         ----         ----    ---------
GE Short-Term
   Government              0.92%         5.12%        5.26%      5.31%
GE Short-Term
   Government W/LOAD      -2.06%         2.12%        5.26%      5.31%
   MAXIMUM LOAD            3.00%         3.00%        0.00%      0.00%
LB 1-3 Yr.                 1.61%         6.70%        6.35%      6.17%

CLASS C SHARES

[Line chart omitted--plot points as follows:]


          GE Short- Term Government Fund      GE Short-Term Government Fund w/load        LB 1-3 Yr.
9/30/99             10,000.00                              10,000.00                      10,000.00
  12/99             10,037.74                              10,037.74                      10,055.24
   3/00             10,119.38                              10,119.38                      10,182.44
   6/00             10,274.34                              10,274.34                      10,356.63
   9/00             10,479.79                              10,479.79                      10,584.58
  12/00             10,732.24                              10,732.24                      10,876.87
   3/01             10,968.91                              10,968.91                      11,181.68
   6/01             11,076.23                              11,076.23                      11,316.09
   9/01             11,463.27                              11,463.27                      11,713.89
  12/01             11,452.00                              11,452.00                      11,805.00
   3/02             11,540.70                              11,540.70                      11,807.51
   6/02             11,755.76                              11,755.76                      12,104.86
   9/02             12,011.47                              12,011.47                      12,399.91
   3/03             12,112.16                              12,112.16                      12,598.94

AVERAGE ANNUAL TOTAL RETURN

                            SIX             ONE         SINCE
                          MONTHS           YEAR     INCEPTION
                          ------           ----     ---------
GE Short-Term
     Government            0.84%           4.95%       5.63%
GE Short-Term
   Government W/LOAD      -0.16%           3.95%       5.63%
   MAXIMUM LOAD            1.00%           1.00%       0.00%
LB 1-3 Yr.                 1.61%           6.70%       6.82%

CLASS Y SHARES

[Line chart omitted--plot points as follows:]

                  GE Short- Term Government Fund    LB 1-3 Yr.

        3/2/94             10,000.00                10,000.00
          9/94             10,068.86                10,049.51
          9/95             10,866.25                10,872.29
          9/96             11,435.67                11,488.10
          9/97             12,217.07                12,278.56
          9/98             13,151.29                13,251.72
          9/99             13,527.99                13,674.97
          9/00             14,315.80                14,474.38
          9/01             15,763.81                16,018.71
          9/02             16,702.88                16,956.83
          3/03             16,929.47                17,229.01


AVERAGE ANNUAL TOTAL RETURN

                     SIX        ONE          FIVE      SINCE
                   MONTHS      YEAR          YEAR  INCEPTION
                   ------      ----          ----  ---------
GE Short-Term
   Government       1.36%      6.03%        6.13%     5.97%

LB 1-3 Yr.          1.61%      6.70%        6.35%     6.17%


AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                              GE SHORT-TERM GOVERNMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE SHORT-TERM GOVERNMENT FUND

MARKET VALUE OF $92,486 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Short Term and Others         40.9%
Mortgage Backed               38.0%
Federal Agencies              21.1%

                                        PRINCIPAL
                                          AMOUNT        VALUE
---------------------------------------------------------------------
BONDS AND NOTES -- 104.0%
---------------------------------------------------------------------

U.S. TREASURIES -- 14.6%

U.S. Treasury Notes
   1.63%       01/31/05               $  1,000,000  $  1,003,390
   1.75%       12/31/04                  2,820,000     2,836,835
   4.38%       05/15/07                  6,000,000     6,443,520(j)
   5.75%       11/15/05                    945,000     1,040,596

TOTAL U.S. TREASURIES
   (COST $11,000,787)                                 11,324,341


FEDERAL AGENCIES -- 25.2%

Federal Home Loan Bank
   2.50%       12/15/05                  2,400,000     2,428,920

Federal Home Loan Mortgage Corp.
   2.38%       04/15/06                  8,000,000     8,045,760(j)
   3.50%       09/15/03                    860,000       869,111
   5.50%       07/15/06                    800,000       879,696
   6.88%       01/15/05                    236,000       258,083
                                                      10,052,650
Federal National Mortgage Assoc.
   3.25%       01/15/08                    815,000       824,234(j)
   4.25%       07/15/07                  1,500,000     1,587,525
   5.50%       02/15/06                    330,000       360,872
   6.00%       12/15/05                  1,380,000     1,523,782
                                                       4,296,413
Student Loan Marketing Assoc.
   5.00%       06/30/04                  2,635,000     2,755,525

TOTAL FEDERAL AGENCIES
   (COST $19,109,041)                                 19,533,508

                                        PRINCIPAL
                                          AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 42.4%

Federal Home Loan Mortgage Corp.
   6.00%     12/01/08                 $        878  $        895(h)
   6.50%     03/01/31 - 04/01/31         1,749,020     1,820,567
   7.00%     02/01/12                      225,145       240,332
   7.50%     08/01/30 - 11/01/30         1,295,326     1,375,903
   8.00%     04/01/23                      198,781       218,029
   8.50%     01/01/09 - 11/01/20           967,947     1,043,245
   8.75%     08/01/08                      267,519       288,024
                                                       4,986,995
Federal National Mortgage Assoc.
   6.00%     12/01/17                    1,644,129     1,720,449
   6.50%     07/01/29 - 04/01/31           216,701       226,410
   7.00%     03/01/17 - 12/01/32         4,137,777     4,367,264
   7.50%     06/01/11 - 10/01/32         8,208,538     8,767,022
   8.00%     03/01/22 - 02/01/33         1,964,004     2,125,826
   8.50%     02/01/18 - 09/01/32         2,108,059     2,266,709
   9.00%     08/01/10 - 09/01/31         2,783,948     3,026,847
   9.50%     09/01/21                      493,004       545,493
   9.75%     02/01/21                      266,586       302,874
                                                      23,348,894
Government National Mortgage Assoc.
   7.00%     03/15/31 - 05/15/32           709,504       751,899
   7.50%     02/15/09 - 07/15/31         2,375,843     2,548,242
   8.00%     07/15/17                      193,059       212,338
   9.00%     08/15/09 - 12/15/09           801,200       879,000
   9.50%     12/15/09                       61,577        68,112
                                                       4,459,591

TOTAL AGENCY MORTGAGE BACKED
   (COST $32,481,075)                                 32,795,480


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%

Federal Home Loan Mortgage Corp.
   2.00%     07/15/06                           18            16(g)
   5.00%     11/15/12                    2,028,434       210,450(g)
   43.50%    09/15/05                            6             6(g)
                                                         210,472

Federal National Mortgage Assoc.
   7.00%     06/18/13                      609,646       627,183
   7.24%     08/25/08                    8,132,763       451,958(g,i)
                                                       1,079,141

Federal National Mortgage Assoc.

   REMIC (Class H)
   6.00%     10/25/22                      971,046     1,018,772

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $   2,596,737)                                2,308,385

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                              GE SHORT-TERM GOVERNMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                        PRINCIPAL
                                         AMOUNT           VALUE

ASSET BACKED -- 18.8%

American Express Credit Account
   Master Trust (Class A)
   1.32%        07/15/05              $    910,000  $    910,354(i,p)
Capital Auto Receivables Asset
   Trust (Class A)
   1.32%        10/15/03                 2,000,000     1,999,399(i,p)
CDC Mortgage Capital Trust
   (Class A)
   1.64%        03/25/06                 1,200,000     1,200,000(i,p)
Citibank Credit Card Issuance Trust
   6.65%        05/15/08                 2,500,000     2,714,921
Discover Card Master Trust I
   (Class A)
   5.30%        11/16/06                   110,000       114,622
Green Tree Financial Corp.
   (Class A)
   6.90%        04/15/18                    11,640        11,960
Household Automotive Trust
   (Class A)
   1.47%        11/17/04                 2,000,000     1,999,885(i,p)
Lehman FHA Title I Loan Trust
   (Class A)
   7.30%        05/25/17                     1,347         1,350
MBNA Credit Card Master Note
   Trust (Class C)
   4.05%        01/15/08                 1,200,000     1,218,846
MBNA Master Credit Card Trust
   USA (Class A)
   1.51%        07/15/05                 2,000,000     2,004,192(i,p)
Provident Bank Home Equity Loan
   Trust (Class A)
   6.72%        01/25/13                     2,655         2,712
Sears Credit Account Master Trust
   (Class A)
   1.66%        11/15/05                   500,000       500,483(i,p)
Wachovia Credit Card Master Trust
   (Class A)
   1.43%        03/15/04                   850,000       850,626(i,p)
World Omni Auto Receivables Trust
   (Class B)
   2.35%        09/15/09                 1,000,000       998,359

TOTAL ASSET BACKED
   (COST $14,498,789)                                 14,527,709

                                         PRINCIPAL
                                          AMOUNT         VALUE

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%

Asset Securitization Corp. (Class A)
   6.50%     02/14/43                 $     23,461  $     23,791
GS Mortgage Securities Corp. II
   6.94%     07/13/30                        9,153         9,428(i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $   32,886)                                      33,219

TOTAL INVESTMENTS IN SECURITITES
   (COST $79,719,315)                                 80,522,642

--------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 15.5%
--------------------------------------------------------------------

COMMERCIAL PAPER -- 4.9%

Cred Agri Indo Na Inc.
   1.29%     04/03/03                    2,000,000     1,999,857
Dresdner US Finance
   1.30%     04/04/03                    1,000,000       999,892
Bank of America Corp.
   1.22%     04/17/03                      800,000       799,566

TOTAL COMMERCIAL PAPER
   (COST $   3,799,315)                                3,799,315


                                            NUMBER
                                         OF SHARES       VALUE
--------------------------------------------------------------------
GEI Short-Term
   Investment Fund                       8,164,232     8,164,232(l,p)

TOTAL SHORT TERM INVESTMENTS
   (COST $11,963,547)                                 11,963,547

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (19.5)%                                      (15,071,284)
                                                    ------------

NET ASSETS-- 100%                                   $ 77,414,905
                                                    ============

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

Q&A

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX MONTHS ENDED MARCH 31, 2003?

A. The GE Tax-Exempt Fund had a return of 1.11% for Class A shares, 0.73% for Class B shares, 0.73% for Class C shares, and 5.20% for Class Y shares for the six months ending March 31, 2003. The Fund outperformed the Lehman Brothers 10-year Municipal Bond Index, which had a return of 0.74% for the same period. The Fund also outperformed its Lipper peer group, comprised of 136 Intermediate Municipal Debt funds, whose average return was 0.91%.

Q. WHAT DOMESTIC/WORLD EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THESE IMPACT THE FUND?

A. Over the last six months, investor focus has shifted from rising unemployment, low inflation and sluggish economic growth, a favorable scenario for bonds, to a daily reaction to geo-political events throughout the world. As a result, market sentiment became short-term oriented, which contributed a high degree of volatility to financial markets. During the same period, the municipal bond market experienced record new issuance; several instances of heavy secondary market supply, and limited liquidity, which combined to negatively impact market performance. The Fund was insulated to a degree by its high average credit quality, strong income component, and diverse structure, resulting in a positive variance to performance measurements.

Q.   WHAT FACTORS INFLUENCED FUND PERFORMANCE?

A. The Fund outperformed both its peer group and market benchmarks largely due to sector weighting, bond selection and curve positioning. The Fund, underweighted in general obligation debt, the best performing sector during 2002, has benefited recently as the deterioration of state and local finances over the last six months has begun to erode sector returns. In addition, two highly publicized issues in the revenue bond sector, airline related debt and tobacco securitization bonds, have performed poorly and were avoided. The Fund's duration was slightly longer than the index and was a key contributor to returns, as well. The management of our interest rate risk allowed performance participation on the up side, while the Fund's high average coupon and credit quality offset price vulnerability when rates rose. Overall, the Fund was well positioned throughout the yield curve, enhancing returns when interest rate volatility emerged late in the fourth quarter of 2002.

Q.   HOW DID INDIVIDUAL SECTORS PERFORM?

A. Over the last year higher quality municipal assets, characterized by general obligation debt and insured bonds provided the best returns. While the economy struggled in late 2002 and into 2003, states and localities came under financial pressure and have now begun to experience some deterioration of credit quality. As a result, sector returns have reversed course. In addition, the Revenue bond sector recorded negative returns largely due to the performance of the tobacco sector, which experienced considerable price instability during March and the airline sector, which struggled throughout 2002. The Fund, given an underweight in general obligation bonds and the high quality, diverse nature of its revenue bond exposure, evidenced by the noteworthy absence of both the tobacco and airline sectors, performed well.

Q.   WHAT HAS BEEN THE INVESTMENT STRATEGY OF THE FUND OVER THE LAST SIX MONTHS?

A. The Fund's above average tax-exempt income was attributable to investments in bonds from issuers with strong credit fundamentals. In addition, we maintained our investment discipline despite unprecedented volatility, to a long-term, diversified approach in managing both our interest rate exposure and individual security risk. Our strategy, to limit volatility and preserve capital was reinforced as the market sharply changed course in the fourth quarter of 2002 and the Fund was among the best performers.

Q. WHAT IS YOUR OUTLOOK FOR THE FUND IN THE UPCOMING YEAR AND HOW HAVE YOU POSITIONED THE FUND GOING FORWARD?

A. The municipal market faces many challenges in the coming year. Absolute returns will be strongly tied to the direction of the equity market and municipal bond fund flows will continue to have an inverse relationship with equities. In addition, recent proposals introduced by the President, as part of an economic stimulus package, could provide competition for tax-exempt securities by reducing the taxes paid on corporate dividends. While it is too early to speculate on the final form of the stimulus package, we believe that investors will continue to be attracted to municipals given the low event risk and high credit quality characteristics of the asset class. Municipal bonds should remain an integral part of an overall diversified investment strategy and as a result, any impact on the market would be marginal.

     Our outlook for the Fund over the near-term remains constructive. We expect market volatility experienced over the last six months to remain prevalent throughout 2003. We also believe that once the market begins to refocus on economic fundamentals, interest rates should enjoy a moderate period of stability. The risk for sub-par economic growth will continue to be a challenge to monetary policy and we expect the Federal Reserve to remain vigilant. While the Fund has a favorable credit profile and strong income component, it's our opinion that curve positioning will be a key determinant for future returns, given the most likely interest rate scenario, an eventual return to higher rates. We remain committed to a long-term approach in managing the Fund and believe that the portfolio's high quality and managed interest rate risk strategy should continue to provide above average returns, limited volatility and capital preservation in a challenging environment.

                                                              GE TAX-EXEMPT FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

QUALITY RATINGS
AS OF MARCH 31, 2003
as a % of Market Value
-----------------------------------------------------
Moody' s/S&P/                           Percentage of
Fitch Rating*                            Market Value
-----------------------------------------------------
Aaa                                          72.53%
Aa to A                                      24.03%
Below A                                       3.44%
NR/Other                                      0.00%
-----------------------------------------------------
                                            100.00%

INVESTMENT PROFILE
A mutual fund designed for investors who seek as high a level of income exempt from Federal income taxation as is consistent with preservation of capital by investing primarily in investment-grade municipal securities.

LIPPER PERFORMANCE COMPARISON
Intermediate Municipal Debt Peer Group

Based on average annual total returns for the periods ended 3/31/03

                       SIX      ONE        FIVE
                     MONTHS    YEAR        YEAR
                     ------    ----        ----
Number of
Funds in
peer group:             136     135          96
-------------------------------------------------
Peer group
average annual
total return:          0.91%   8.69%       5.08%
-------------------------------------------------

Lipper categories in peer group:
Intermediate Municipal Debt,
including single state Funds

CLASS A SHARES++

[Line chart omitted--plot points as follows:]


                      GE Tax-Exempt Fund        GE Tax-Exempt Fund w/load        LBMI
9/8/93                     10,000.00                     9,575.00             10,000.00
  9/94                      9,883.82                     9,463.75              9,937.91
  9/95                     10,813.77                    10,354.18             11,111.26
  9/96                     11,508.82                    11,019.69             11,648.86
  9/97                     12,403.79                    11,876.63             12,756.67
  9/98                     13,189.25                    12,628.70             13,880.61
  9/99                     12,945.99                    12,395.78             13,817.31
  9/00                     13,608.36                    13,030.01             14,699.68
  9/01                     15,006.26                    14,368.49             16,170.01
  9/02                     16,249.62                    15,559.02             17,701.63
  3/03                     16,429.32                    15,731.08             17,832.07

AVERAGE ANNUAL TOTAL RETURN

                             SIX        ONE          FIVE         SINCE
                          MONTHS       YEAR          YEAR     INCEPTION
                          ------       ----          ----     ---------
GE Tax-Exempt              1.11%       10.25        5.28%       5.33%
GE Tax-Exempt w/load      -3.18%        5.53%       4.36%       4.85%
   MAXIMUM LOAD OF 4.25%
LBMI                       0.74%       10.19        6.16%       6.22%

CLASS B SHARES

[Line chart omitted--plot points as follows:]


                    GE Tax-Exempt Fund        GE Tax-Exempt Fund w/load      LBMI
    9/8/93              10,000.00                      10,000.00          10,000.00
      9/94               9,826.66                       9,826.66           9,937.91
      9/95              10,759.89                      10,759.89          11,111.26
      9/96              11,450.52                      11,450.52          11,648.86
      9/97              12,305.35                      12,305.35          12,756.67
      9/98              13,003.81                      13,003.81          13,880.61
      9/99              12,699.14                      12,699.14          13,817.31
      9/00              13,261.65                      13,261.65          14,699.68
      9/01              14,519.57                      14,519.57          16,170.01
      9/02              15,722.61                      15,722.61          17,701.63
      3/03              15,896.49                      15,896.49          17,832.07

AVERAGE ANNUAL TOTAL RETURN

                             SIX         ONE         FIVE        SINCE
                           MONTHS       YEAR         YEAR     INCEPTION
                           ------       ----         ----     ---------
GE Tax-Exempt               0.73%       9.43%        4.56%      4.97%
GE Tax-Exempt w/load       -2.24%       6.43%        4.56%      4.97%
   MAXIMUM LOAD             3.00%       3.00%        0.00%      0.00%
LBMI                        0.74%      10.19         6.16%      6.22%

CLASS C SHARES

[Line chart omitted--plot points as follows:]


                    GE Tax-Exempt Fund     GE Tax-Exempt Fund w/load      LBMI
   9/30/99                10,000.00               10,000.00            10,000.00
      3/00                10,095.47               10,095.47            10,218.03
      9/00                10,442.62               10,443.00            10,638.59
      3/01                11,067.99               11,068.00            11,317.08
      9/01                11,428.66               11,429.00            11,702.72
      3/02                11,295.05               11,295.00            11,711.77
      9/02                12,269.90               12,270.00            12,811.20
      3/03                12,359.00               12,359.00            12,906.00

AVERAGE ANNUAL TOTAL RETURN

                             SIX         ONE         SINCE
                          MONTHS        YEAR     INCEPTION
                          ------        ----     ---------
GE Tax-Exempt              0.73%        9.43%       6.24%
GE Tax-Exempt w/load      -0.26%        8.43%       6.24%
   MAXIMUM LOAD            1.00%        1.00%       0.00%
LBMI                       0.74%       10.19%       7.56%

CLASS Y SHARES

[Line chart omitted--plot points as follows:]


                GE Tax-Exempt Fund        LBMI
   9/26/97           10,000.00          10,000.00
      3/98           10,290.81          10,364.83
      9/98           10,744.11          10,881.06
      3/99           10,838.44          11,014.62
      9/99           10,596.57          10,831.44
      3/00           10,747.08          11,067.60
      9/00           11,175.89          11,523.13
      3/01           11,906.43          12,258.03
      9/01           12,349.61          12,675.73
      3/02           12,273.02          12,685.53
      9/02           13,407.45          13,876.37
      3/03           14,104.42          13,978.63


AVERAGE ANNUAL TOTAL RETURN

                    SIX   ONE    FIVE        SINCE
                 MONTHS  YEAR    YEAR    INCEPTION
                 ------  ----    ----    ---------
GE Tax-Exempt     5.20%  14.92    6.51%    6.44%

LBMI              0.74%  10.19    6.16%    6.28%


* MOODY'S INVESTORS SERVICES, INC. STANDARD & POOR'S AND FITCH ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS. SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.
 PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE TAX-EXEMPT FUND

MARKET VALUE OF $44,780 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

General Obligation              16.9%
Hospital                        15.1%
Transportation                  14.4%
Water & Sewer                   12.5%
Electricity                      9.4%
Education                        8.4%
Lease/Others                     8.1%
Housing                          5.9%
Industrial Development           3.2%
Short Term                       3.1%
Sales Tax                        3.0%

                                           PRINCIPAL
                                              AMOUNT           VALUE
--------------------------------------------------------------------------
MUNCIPAL BONDS AND NOTES -- 94.5%
--------------------------------------------------------------------------
ALABAMA -- 1.4%

Alabama St. University (Series A)
   (MBIA Insured)
   4.90% 01/01/12                          $  595,000      $  640,988(o)

ALASKA -- 1.4%

Anchorage AK (Series A)
   (MBIA Insured)
   5.25% 06/01/11                             580,000         652,715(o)

ARIZONA -- 1.4%

Maricopa County Stadium District
   (AMBAC Insured)
   5.25% 06/01/12                             560,000         630,034(o)

ARKANSAS -- 0.9%

Arkansas Housing Development
   Agency, (FHA Insured)
   8.38% 07/01/11                             315,000         422,525(m,o)

CALIFORNIA -- 4.2%

Sacramento Municipal Utility District
   6.80% 05/05/03                              55,000          68,760(m)
Sacramento Municipal Utility District
   9.00% 05/05/03                             850,000       1,131,393(m)
San Diego CA
   8.88% 05/05/03                             235,000         294,457(m)
Santa Clara County Financing Auth
   5.00% 08/01/06                             400,000         435,688
                                                            1,930,298

                                            PRINCIPAL
                                               AMOUNT          VALUE

COLORADO -- 2.8%

Colorado Department of
   Transportation
   5.38% 06/15/12                          $  585,000      $  663,823
Colorado Springs CO
   8.50% 11/15/11                             100,000         128,781(m)
Denver City & County CO
   7.00% 08/01/10                             425,000         509,618(m)
                                                            1,302,222

CONNECTICUT -- 4.1%

Connecticut St. Health &
   Educational Facilities
   Auth.,
   (Series H) (MBIA
   Insured)
   5.50% 07/01/06                             250,000         277,790(o)
Connecticut St. Health &
   Educational Facilities
   Auth.,
   (GO OF AUTH Insured)
   7.00% 05/05/03                             645,000         768,492(m,o)
New Haven CT (AMBAC
Insured)
   5.38% 12/01/12                             750,000         857,633(o)
                                                            1,903,915

DELAWARE -- 1.2%

Delaware St. Health
Facilities Auth.,
   Revenue (AMBAC Insured)
   5.25% 10/01/10                             500,000         561,840(o)

FLORIDA -- 3.7%

Florida St.,
   10.00% 07/01/14                            235,000         349,877(m)
Gainesville FL
   8.13% 05/05/03                             175,000         214,984(m)
Jacksonville Health
   Facilities Auth
   11.50% 05/05/03                            200,000         325,390(m)
North Broward Hospital
District
   5.25% 01/15/11                             740,000         786,553
                                                            1,676,804

GEORGIA -- 3.3%

Clarke County Hospital
Auth
   (MBIA Insured)
   9.88% 07/01/03                              65,000          74,404(m,o)
Columbus Medical Center
   Hospital Auth
   7.75% 05/05/03                             305,000         369,813(m)
Metropolitan Atlanta Rapid
   Transportation Auth
   7.00% 05/05/03                             435,000         538,778(m)
Private Colleges &
   Universities Auth.,
   (Series A)
   6.00% 06/01/11                             500,000         550,925
                                                            1,533,920

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                      PRINCIPAL
                                         AMOUNT      VALUE

HAWAII -- 1.3%

Hawaii St. (FSA Insured)
   5.75% 02/01/14                     $       500,000     $   582,750(o)

IDAHO -- 1.8%

Idaho Falls ID
   10.38% 10/01/03                            640,000         840,154(n)

ILLINOIS -- 5.5%

Chicago Housing Auth.,
   5.00% 07/01/09                             765,000         833,360
Chicago Metropolitan Water
   Reclamation District-Greater
   Chicago (Series D)
   5.00% 12/01/10                             500,000         557,750
Illinois Educational Facilities Auth
   5.00% 11/01/08                             450,000         472,878
Illinois St. (FSA Insured)
   5.25% 10/01/11                             575,000         648,882(o)
                                                            2,512,870

INDIANA -- 3.5%

Indiana Toll Road Commission
   9.00% 01/01/15                             580,000         828,530(m)
Purdue University (Series P)
   5.25% 07/01/11                             200,000         224,806
Richland-Bean Blossom School
   Building Corp. (FGIC Insured)
   5.00% 07/15/11                             500,000         553,305(o)
                                                            1,606,641

IOWA -- 2.2%

Muscatine IA
   9.70% 07/01/03                             755,000       1,024,626(m)

KANSAS -- 1.2%

Wichita (FGIC Insured)
   5.00% 10/01/11                             500,000         557,065(o)

MAINE -- 1.2%

University of Maine (FSA Insured)
   5.38% 03/01/12                             500,000         567,245(o)

MARYLAND -- 1.3%

Prince Georges County MD
   (FSA Insured)
   5.50% 05/15/12                             500,000         575,725(o)

MASSACHUSETTS -- 3.4%

Massachusetts St. (Series A)
   (FSA Insured)
   5.25% 12/15/12                             500,000         565,995(o)
Massachusetts St. (Series C)
   5.38% 12/01/11                             500,000         569,740(n)

PRINCIPAL
AMOUNT VALUE

Massachusetts St. Port Auth
   13.00% 05/05/03                         $  285,000     $   442,123(m)
                                                            1,577,858
MICHIGAN -- 5.6%

Michigan St. Hospital Finance Auth
   9.00% 05/05/03                             610,000         756,168(m)
Michigan Strategic Fund
   3.80% 06/01/14                             400,000         401,228
University of Michigan
   5.25% 12/01/12                             545,000         604,541
Wayne County MI (Series A)
   5.25% 10/01/08                             750,000         831,795
                                                            2,593,732
MINNESOTA -- 0.3%

Western Minnesota Municipal
   Power Agency
   6.63% 07/01/03                             100,000         123,385(m)

MISSISSIPPI -- 1.3%

Mississippi St
   5.50% 09/01/14                             500,000         577,370

NEW JERSEY -- 5.8%

Atlantic County Improvement Auth
   (Series A) (AMBAC Insured)
   7.40% 04/28/03                             325,000         404,274(m,o)
Atlantic County Improvement Auth
   (MBIA Insured)
   7.40% 07/01/16                             175,000         228,764(m,o)
New Jersey St. Housing & Mortgage
   Finance Agency (Series F)
   (FSA Insured)
   5.40% 01/01/12                             515,000         558,456(o)
New Jersey St. Transit Corp.
   (AMBAC Insured)
   5.50% 09/15/11                             500,000         573,980(o)
New Jersey St. Turnpike Auth
   (Series C) (AMBAC Insured)
   6.50% 01/01/16                             250,000         307,190(o)
New Jersey Transportation Trust Fund
   Auth. (Series C) (FSA Insured)
   5.75% 12/15/12                             500,000         586,295(o)
                                                            2,658,959
NEW YORK -- 6.4%

Erie County Water Auth. (Series A)
   (AMBAC Insured)
   6.00% 12/01/08                             400,000         461,660(m,o)
New York St. Dormitory Auth
   5.20% 02/15/08                             200,000         210,870
New York St. Dormitory Auth
   (Series B)
   5.38% 07/01/12                             500,000         550,860
   7.50% 05/15/11                             110,000         134,747
New York St. Dormitory Auth.,
   (Series B)
   7.50% 05/15/11                              55,000          70,308(n)

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                      PRINCIPAL
                                         AMOUNT             VALUE

New York St. Dormitory
Auth.
   7.38% 05/05/03                     $   735,000      $   928,540(m)
New York St. Thruway
Auth.,
   (Series A)
   5.25% 03/15/10                         500,000          561,965
                                                         2,918,950

NORTH CAROLINA -- 1.4%

North Carolina Municipal
Power
   Agency No 1 Catawba
   10.50% 01/01/10                        480,000          629,472(m)

OHIO -- 3.9%

Hamilton County Ohio
   7.00% 05/05/03                         750,000          767,835
Ohio St. Water
Development Auth
   (AMBAC Insured)
   7.00% 04/18/03                         385,000          463,821(m,o)
Steubenville Ohio
   5.75% 10/01/10                         500,000          544,290
                                                         1,775,946

PENNSYLVANIA -- 7.8%

Allegheny County Hospital
   Development Auth
   7.38% 05/05/03                         495,000          610,157(m)
Delaware River Port
Auth., PA & NJ
   (GO OF AUTH Insured)
   6.50% 05/05/03                         255,000          298,661(m,o)
Pennsylvania St
   5.25% 02/01/10                         545,000          613,169
Philadelphia Hospitals &
Higher
   Education Facilities
   Auth
   6.00% 06/01/03                         165,000          169,612(m)
Philadelphia PA (MBIA
Insured)
   6.25% 08/01/12                         250,000          301,955(o)
Philadelphia PA (Series B)
   (MBIA Insured)
   7.00% 05/15/20                         415,000          529,063(m,o)
Pittsburgh Urban
Redevelopment
   Auth. (FGIC Insured)
   7.25% 04/18/03                         830,000        1,039,965(m,o)
                                                         3,562,582

PUERTO RICO -- 1.5%

Puerto Rico Aqueduct &
Sewer Auth
   10.25% 07/01/09                        550,000          710,611(m)

RHODE ISLAND -- 1.2%

Rhode Island Health &
Educational
   Building Corp. (AMBAC
   Insured)
   4.60% 06/01/12                         500,000          533,370(o)

SOUTH CAROLINA -- 3.7%

Beaufort County School
District
   (Series A)
   5.00% 03/01/10                         545,000          606,138(o)

                                        PRINCIPAL
                                           AMOUNT            VALUE

Grand Strand Water & Sewer Auth
   (FSA Insured)
   5.38% 06/01/12                     $   500,000      $   564,705(o)
Richland County SC (Series A)
   4.25% 10/01/07                         500,000          514,920
                                                         1,685,763

TEXAS -- 5.1%

Houston TX (Series B)
   (AMBAC Insured)
   5.75% 12/01/12                         500,000          578,540(o)
Houston TX (MBIA Insured)
   9.38% 10/01/03                         665,000          934,458(m,o)
Texas St. Turnpike Auth
   5.00% 06/01/08                         750,000          832,950
                                                         2,345,948

VIRGINIA -- 1.9%

Virginia Housing Development
   Auth., Commonwealth
   Mortgage (Series D)
   4.45% 07/01/11                         320,000          336,448
York County Industrial
   Development Auth
   5.50% 11/08/06                         500,000          529,850
                                                           866,298

WASHINGTON -- 0.0%

Snohomish County Public Utility
   District No 1
   6.38% 05/05/03                          20,000           21,734(m)

WISCONSIN -- 2.8%

Milwaukee WI (Series W)
   (FSA Insured)
   5.25% 03/15/12                         575,000          642,913(o)
Wisconsin St. (Series A)
   6.60% 05/05/03                         525,000          633,818(m)
                                                         1,276,731

TOTAL INVESTMENTS IN SECURITIES
   (COST $40,753,706)                                   43,381,046


                                           NUMBER
                                        OF SHARES           VALUE
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.0%
---------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,399,444)                    1,399,444        1,399,444(l)

OTHER ASSETS AND LIABILITIES,
   NET 2.5%                                              1,147,150
                                                       -----------

NET ASSETS-- 100%                                      $45,927,640
                                                       ===========

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

Q&A

Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2003?

A. The GE Strategic Investment Fund returned 2.68% for Class A shares, 2.37% for Class B shares, 2.47% for Class C shares, and 2.89% for Class Y shares for the six-month period ended March 31, 2003. During the same period, the Fund's broad-based benchmarks, the S&P 500 Composite Price Index, returned 5.04% and the Lehman Brothers Aggregate Bond index returned 2.99%. The Fund's Lipper peer group of 319 Flexible funds, returned 2.65%.

Q.   WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. The U.S. equity portion of the Fund held stocks that meet our criteria of high quality, industry leading, growth companies with exceptional management teams. Despite weakened consumer confidence, the Consumer Discretionary sector contributed most positively to our overall return in the quarter. Our holdings in the sector were up 6% versus the benchmark, which was down 1%. Our long term holding in Comcast (+22%) helped our return, as the integration of the recently acquired ATT Broadband properties has proceeded better than expected. Other positive contributors to the sector included Liberty Media (+9%) and Catalina Marketing (+4%). We continue to hold Home Depot (+2% for the quarter), despite their negative earnings guidance on January 2nd. We visited with company management, and came away convinced that the valuation of the stock did not reflect the longer term prospects for the company. In Telecommunication Services our performance was slightly positive against the sector return of -14%. This was driven by our holding of the wireless carrier Vodafone, which was up 1%. The two sectors that hurt our performance the most were Information Technology and Healthcare. In Information Technology our holdings were down 6% versus the sector return that was virtually flat. Our worst performer in the sector was Intuit (-21%) who brought guidance down in the quarter due to broad economic concerns. In Healthcare our holdings were down 2% against a positive sector return of 1%. In the group, Apogent Technologies (-30%) disappointed the market with reduced guidance and weak internal growth. Bristol-Myers Squibb (-9%) underperformed as well.

     The fixed income portion of the Fund benefited from good security selection in mortgage-backed security and corporate sectors. Tactical yield curve and sector positioning also contributed positively to performance. Underweight positions in higher beta sectors, such as telecom and utilities, detracted from total return, as these sectors bounced back strongly from poor performance in year 2002. Fixed income returns were driven primarily by coupon income during the six-month period ending March 31, 2003. 10-year Treasury note yields fluctuated in a 70 basis point range, ending higher at period end. In October, rates rose significantly as recovery expectations grew and equity prices rebounded. However, as geopolitical uncertainties turned into the reality of war at the end of first quarter 2003, rates moved downward. By March, rates reacted more to headline reports regarding the war than underlying fundamentals. At March 31, 2003, the 2-year note yielded 1.48%, down 20 basis points, helped by a 50 basis point Fed ease in November, and market sentiment seems biased for more ease in 2003. At quarter end, 10-year note and 30-year bond yields ended 20 and 15 basis points higher at 3.8% and 4.82%, respectively, on concerns of a growing deficit. Corporate bond spreads narrowed, as a healthy pace of new issuance met strong demand from investors looking to improve yields above low-yielding Treasuries. Corporate securities led all investment grade sector returns during the period. Mortgage-backed and asset-backed securities performed well versus duration-matched Treasuries, attributed primarily to their yield advantage.

     International equity markets rallied in October and November of 2002, but the combination of a weak global economy, impending war with Iraq, and, more recently, a pneumonic virus outbreak in Asia conspired to push markets lower. Stock market valuations in the U.K. and Europe are as favorable to local bonds as they have been in over 40 years. Utilities performed poorly during the period, as did industrials and consumer discretionary stocks. The telecommunications sector was the strongest performer in the index and our underweight position made a negative contribution. However, positive contributions came from holdings in financials, energy, and healthcare stocks. In the portfolio the following performed poorly: utility Suez (France), on cash flow sustainability concerns; industrials Brambles (U.K.
     - business services) on competitive issues and BAE Systems (U.K. - aerospace and defense) on cost overruns; consumer discretionary stocks Sega (Japan -consumer electronics) on product concerns and Porsche (Germany -autos) on inventory worries. Telecommunication companies Vodafone (U.K.) and Telefonica (Spain) were the two top performers, followed by banks BNP Paribas (France) and Banco Intesa (Italy) and stocks in materials, healthcare and energy.

                                                    GE STRATEGIC INVESTMENT FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

---------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2003
as a % of Market Value
---------------------------------------------
Citigroup Inc.                         3.12%
---------------------------------------------
First Data Corp.                       3.07%
---------------------------------------------
Liberty Media Corp. (Series A)         2.42%
---------------------------------------------
Pfizer Inc.                            2.23%
---------------------------------------------
Federal National Mortgage Assoc.       2.19%
---------------------------------------------
Cardinal Health Inc.                   2.07%
---------------------------------------------
Johnson & Johnson                      1.99%
---------------------------------------------
Comcast Corp. (Class A) SPL            1.78%
---------------------------------------------
Vodafone Group PLC. ADR.               1.74%
---------------------------------------------
Lincare Holdings Inc.                  1.46%
---------------------------------------------

INVESTMENT PROFILE
A mutual fund designed for investors who seek to maximize total return by investing primarily in a combination of equity securities and investment grade debt securities.

LIPPER PERFORMANCE COMPARISON
Flexible Peer Group

Based on average annual total returns for the periods ended 3/31/03

                        SIX      ONE      FIVE
                      MONTHS    YEAR      YEAR
                      ------    ----      ----
Number of
Funds in
peer group:             319      302       162
------------------------------------------------
Peer group
average annual
total return:          2.65%  -13.67%    -1.26%
------------------------------------------------

Lipper categories
in peer group: Flexible

CLASS A SHARES+

[Line chart omitted--plot points as follows:]


          GE Strategic Investment Fund    GE Strategic Investment Fund w/load     S&P 500      LB Aggregate      Composite Index**
3/93                 10,000.00                           9,425.00                 10,000.00      10,000.00         10,000.00
9/93                 10,482.40                           9,879.67                 10,309.34      10,532.96         10,401.30
9/94                 10,454.41                           9,853.28                 10,689.34      10,193.31         10,496.45
9/95                 12,581.70                          11,858.26                 13,867.43      11,626.61         12,942.15
9/96                 14,289.86                          13,468.19                 16,687.22      12,196.26         14,756.49
9/97                 17,498.62                          16,492.45                 23,442.92      13,381.09         18,822.08
9/98                 18,526.89                          17,461.60                 25,579.25      14,921.25         20,827.21
9/99                 21,358.02                          20,129.93                 32,691.96      14,866.64         24,158.22
9/00                 24,300.86                          22,903.56                 37,021.57      15,905.90         26,823.99
9/01                 22,038.47                          20,771.26                 27,152.18      17,966.18         23,521.91
9/02                 20,391.00                          19,218.52                 21,588.71      19,510.63         21,319.15
3/03                 20,937.33                          19,733.43                 22,677.58      20,093.54         22,269.87

AVERAGE ANNUAL TOTAL RETURN

                             SIX       ONE       FIVE          SINCE
                           MONTH      YEAR       YEAR      INCEPTION
                           -----      ----       ----      ---------
GE Strategic                2.68%    -12.31      1.73%        7.67%
Investment
GE Strategic Investment    -3.24     -17.36      0.53%        7.03%
   W/LOAD
   MAXIMUM LOAD OF 5.75%
S&P 500                     5.04%    -24.76     -3.77%        8.53%
LB Aggregate                2.99%     11.69%     7.51%        7.23%
Composite Index**           4.46%    -11.25      1.08%        8.34%

CLASS B SHARES

[Line chart omitted--plot points as follows:]


          GE Strategic Investment Fund    GE Strategic Investment Fund w/load     S&P 500       LB Aggregate      Composite Index**
12/22/93         10,000.00                              10,000.00                 10,000.00        10,000.00         10,000.00
    9/94          9,874.90                               9,874.90                 10,133.30         9,671.81          9,950.70
    9/95         11,803.95                              11,803.95                 13,146.06        11,031.78         12,269.24
    9/96         13,306.23                              13,306.23                 15,819.17        11,572.29         13,989.25
    9/97         16,176.03                              16,176.03                 22,223.45        12,696.50         17,843.45
    9/98         16,969.77                              16,969.77                 24,248.65        14,157.87         19,744.33
    9/99         19,420.34                              19,420.34                 30,991.37        14,106.05         22,902.15
    9/00         22,057.33                              22,057.33                 35,095.75        15,092.14         25,429.31
    9/01         20,003.81                              20,003.81                 25,739.75        17,047.01         22,298.92
    9/02         18,508.44                              18,508.44                 20,465.69        18,512.44         20,210.70
    3/03         19,004.32                              19,004.32                 21,497.92        19,065.53         21,111.98

AVERAGE ANNUAL TOTAL RETURN

                          SIX       ONE         FIVE          SINCE
                        MONTH      YEAR         YEAR      INCEPTION
                        -----      ----         ----      ---------
GE Strategic             2.37%    -12.91       0.98%        7.17%
Investment
GE Strategic Investment
   W/LOAD               -1.63     -16.35       0.98%        7.17%
   MAXIMUM LOAD          4.00%     4.00%       0.00%        0.00%
S&P 500                  5.04%    -24.76      -3.77%        8.63%
LB Aggregate             2.99%     11.69%      7.51%        7.23%
Composite Index**        4.46%    -11.25       1.08%        8.41%

CLASS C SHARES

[Line chart omitted--plot points as follows:]


          GE Strategic Investment Fund    GE Strategic Investment Fund w/load     S&P 500       LB Aggregate      Composite Index**
 9/30/99                 10,000.00                      10,000.00                 10,000.00        10,000.00         10,000.00
    3/00                 11,245.81                      11,245.81                 11,773.02        10,208.16         11,143.53
    9/00                 11,276.28                      11,276.28                 11,324.36        10,699.05         11,103.46
    3/01                 10,753.56                      10,753.56                 9,200.32         11,487.32         10,117.04
    9/01                 10,148.20                      10,148.20                 8,305.46         12,084.89          9,736.61
    3/02                 10,951.17                      10,951.17                 9,219.23         12,101.67         10,386.77
    9/02                  9,314.56                       9,314.56                 6,603.67         13,123.76          8,824.80
    3/03                  9,544.84                       9,544.84                 6,936.74         13,515.85          9,218.34

AVERAGE ANNUAL TOTAL RETURN

                         SIX    ONE      SINCE
                      MONTHS   YEAR  INCEPTION
                      ------   ----  ---------
GE Strategic          2.47%   -12.84%  -1.32%
Investment
GE Strategic Investment
   W/LOAD             1.47%   -13.70%  -1.32%
   MAXIMUM LOAD       1.00%     1.00%   0.00%
S&P 500               5.04%   -24.76%  -9.92%
LB Aggregate          2.99%    11.69%   8.99%
Composite Index**     4.46%   -11.25%  -2.30%

CLASS Y SHARES

[Line chart omitted--plot points as follows:]


          GE Strategic Investment Fund      S&P 500       LB Aggregate   Composite Index**
11/29/93             10,000.00             10,000.00       10,000.00        10,000.00
    9/94             10,025.30             10,258.34       9,724.23         10,045.95
    9/95             12,100.96             13,308.28       11,091.57        12,386.68
    9/96             13,789.47             16,014.38       11,635.00        14,123.15
    9/97             16,928.65             22,497.68       12,765.31        18,014.25
    9/98             17,961.68             24,547.88       14,234.60        19,933.32
    9/99             20,756.54             31,373.80       14,182.50        23,121.37
    9/00             23,675.52             35,528.83       15,173.93        25,672.72
    9/01             21,521.66             26,057.38       17,139.40        22,512.37
    9/02             19,957.35             20,718.23       18,612.77        20,404.15
    3/03             20,534.15             21,763.20       19,168.86        21,314.06

AVERAGE ANNUAL TOTAL RETURN

                                 SIX         ONE        FIVE          SINCE
                               MONTH        YEAR        YEAR       INCEPTION
                               -----        ----        ----       ---------
GE Strategic Investment         2.89%      -12.03       1.99%        8.01%
S&P 500                         5.04%      -24.76      -3.77%        8.69%
LB Aggregate                    2.99%       11.69%      7.51%        7.22%
Composite Index**               4.46%      -11.25       1.08%        8.45%


** THE COMPOSITE INDEX RETURN IS A BLENDED RETURN COMPOSED OF 60% S&P 500 INDEX AND 40% LB AGGREGATE BOND INDEX. SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE STRATEGIC INVESTMENT FUND

MARKET VALUE OF $201,871 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Domestic Equity             51.8%
Bonds and Notes             26.9%
Foreign Equity              16.2%
Short Term & Other           5.1%

                                            NUMBER
                                         OF SHARES          VALUE
------------------------------------------------------------------------
DOMESTIC EQUITY -- 53.2%
------------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 8.6%
Carnival Corp.                             103,947      $ 2,506,162
Catalina Marketing Corp                     77,639        1,492,998(a)
Comcast Corp. (Class A Special)            130,896        3,598,331(a)
eBay Inc.                                    5,133          437,794(a)
Home Depot Inc.                             93,680        2,282,045
Liberty Media Corp. (Series A)             503,050        4,894,677(a)
Omnicom Group                                6,737          364,943
Target Corp.                                14,116          413,034
Viacom Inc. (Class B)                       25,461          929,836(a)
                                                         16,919,820

CONSUMER - STAPLES -- 2.0%

Altria Group Inc                            14,758          442,150
Colgate-Palmolive Co.                       10,895          593,124
PepsiCo. Inc.                               41,136        1,645,440
The Gillette Co.                            36,895        1,141,531
                                                          3,822,245

ENERGY -- 3.2%

Anadarko Petroleum Corp.                    30,157        1,372,144
Baker Hughes Inc.                           40,424        1,209,890
Exxon Mobil Corp.                           41,579        1,453,186
Nabors Industries Ltd.                      26,628        1,061,658(a)
Schlumberger Ltd.                           32,403        1,231,638
                                                          6,328,516

FINANCIAL -- 11.2%

AFLAC Inc.                                  24,383          781,475
Alleghany Corp.                              1,124          184,062(a)
American Express Co.                        43,587        1,448,396(h)
American International Group                54,944        2,716,981(h)
Bank One Corp.                              32,082        1,110,679

                                            NUMBER
                                         OF SHARES          VALUE

Berkshire Hathaway Inc. (Class B)              789      $ 1,686,093(a)
Citigroup Inc.                             182,625        6,291,431
Federal National Mortgage
   Association                              67,578        4,416,222
Marsh & McLennan Cos. Inc.                  46,841        1,996,832
State Street Corp.                          44,915        1,420,661(e)
                                                         22,052,832

HEALTHCARE -- 12.8%

Abbott Laboratories                         53,898        2,027,104
Apogent Technologies Inc.                   64,806          944,871(a)
Bristol-Myers Squibb Co.                    12,786          270,168(h)
Cardinal Health Inc                         73,468        4,185,472
DENTSPLY International Inc.                 35,291        1,227,774
IMS Health Inc.                             23,741          370,597
Johnson & Johnson                           69,497        4,021,791
Lincare Holdings Inc.                       96,247        2,953,820(a)
Merck & Co. Inc.                            30,799        1,687,169
Pfizer Inc                                 144,370        4,498,569
Sybron Dental Specialties Inc.               9,304          162,355(a)
WebMD Corp.                                 17,004          153,376(a)
Wyeth                                       71,223        2,693,654
                                                         25,196,720

INDUSTRIALS -- 9.0%

Automatic Data Processing                   61,598        1,896,602(h)
Certegy Inc.                                61,277        1,544,180(a)
Concord EFS Inc.                            32,082          301,571(a)
Dover Corp.                                100,738        2,439,874
Emerson Electric Co.                        10,491          475,767
Equifax Inc.                                75,072        1,500,689
First Data Corp.                           167,469        6,198,028
Paychex Inc.                                 8,662          237,945
3M Co.                                       5,813          755,864
Tyco International Ltd.                      9,571          123,083
United Technologies Corp.                    9,002          520,136
Waste Management Inc.                       76,997        1,630,796
                                                         17,624,535

INFORMATION TECHNOLOGY -- 6.4%

Applied Materials Inc.                      59,031          742,610(a)
Cisco Systems Inc.                          99,455        1,290,926(a)
Dell Computer Corp.                         54,540        1,489,487(a)
Intel Corp.                                 91,755        1,493,771
Intuit Inc.                                 55,502        2,064,674(a)
Microsoft Corp.                            119,346        2,889,367
Molex Inc. (Class A)                       123,196        2,265,574
Yahoo Inc.                                  12,191          292,828(a)
                                                         12,529,237

TOTAL DOMESTIC EQUITY
   (COST $111,044,084)                                  104,473,905

----------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         NUMBER
                                      OF SHARES        VALUE
--------------------------------------------------------------------
FOREIGN EQUITY -- 16.6%
--------------------------------------------------------------------

CONSUMER - DISCRETIONARY -- 2.5%

Accor S.A                               12,159      $  335,943
Autoliv Inc. SDR                        11,716         227,993
Bayerische Motoren Werke AG              9,866         273,882
Compass Group PLC                      103,089         440,366
Grupo Televisa S.A. ADR                  4,957         124,669(a)
Honda Motor Co. Ltd.                    12,400         413,054
Kingfisher PLC                          83,609         303,960
Koninklijke Philips
   Electronics N.V                      22,801         358,030
Lagardere S.C.A. (Regd.)                15,929         545,786
Mediaset SpA                             8,438          64,085
Michelin (C.G.D.E.) (Regd.)              9,587         263,626
Nissan Motor Co. Ltd.                   64,700         431,042
Reed Elsevier PLC                       60,250         430,459
Sanyo Electric Co. Ltd.                 45,000         122,955
Sharp Corp.                             36,000         355,203
Sony Corp.                               8,000         283,353
                                                     4,974,406

CONSUMER - STAPLES -- 0.9%

Carrefour S.A                           17,732         671,610
Diageo PLC                               1,521          15,603
Nestle S.A. (Regd.)                      3,374         667,835
SABMiller PLC                            2,549          15,955
Tesco PLC                              123,571         348,162
Woolworths Ltd.                          6,720          49,665
                                                     1,768,830

ENERGY -- 1.6%

China Petroleum &
   Chemical Corp.                    2,356,000         471,233
ENI-Ente Nazionale
   Idrocarburi SpA                      47,833         638,872
IHC Caland N.V                           1,736          74,030
LUKOIL ADR                               2,633         145,409(b)
Petro-Canada                            14,591         495,972
Royal Dutch Petroleum Co.                4,293         174,780
Statoil ASA                             29,171         227,123
Total Fina Elf S.A. (Series B)           7,149         904,915
                                                     3,132,334

FINANCIAL -- 2.9%

Aegon N.V                               15,951         119,751
Aiful Corp.                              2,850          93,734
Aviva PLC                               35,992         200,256
AXA                                     19,751         233,196
Banca Intesa SpA                       163,873         364,789
Banco Santander Central
   Hispano S.A. (Regd.)                 47,454         302,924
Bank of Ireland                         44,201         472,193
Bank of Nova Scotia                      1,353          47,738
BNP Paribas                             16,209         649,123

                                         NUMBER
                                      OF SHARES         VALUE

Credit Suisse Group (Regd.)             23,035      $  400,549
Deutsche Bank AG (Regd.)                 3,862         162,247
Deutsche Boerse AG                       5,325         205,290
ING Groep N.V                           34,144         394,562
Kookmin Bank                             2,632          62,105
Muenchener Rueckversicherungs
   AG (Regd.)                            3,492         200,050
Prudential PLC                           3,652          17,808
Riunione Adriatica di
   Sicurta SpA                          36,959         459,355
Royal Bank of Scotland
   Group PLC                            18,924         426,249
Sampo Oyj (Series A)                    39,376         240,616
Skandinaviska Enskilda Banken
   AB (Series A)                        22,508         195,111
Svenska Handelsbanken                   25,581         360,532
                                                     5,608,178

HEALTHCARE -- 1.6%

Altana AG                                4,660         218,655
Aventis S.A                              3,730         163,743
Chugai Pharmaceutical Co. Ltd.          17,900         180,993
GlaxoSmithKline PLC                     29,354         516,414
Novartis AG (Regd.)                     18,983         703,022
Schering AG                              7,900         321,113
Smith & Nephew PLC                      89,061         544,797
Terumo Corp.                            13,300         191,682
Teva Pharmaceutical
   Industries ADR                        9,604         400,007
                                                     3,240,426

INDUSTRIALS -- 1.6%

Asahi Glass Co. Ltd.                    53,000         284,264
Assa Abloy AB (Series B)                44,727         366,617
Brambles Industries PLC                131,658         316,320
Canadian Pacific Railway Ltd .          11,504         243,931
Capita Group PLC                        11,440          42,765
Cie de Saint-Gobain                      5,966         164,901
Empresa Brasileira de
   Aeronautica S.A. ADR                 20,045         232,322
Grupo Ferrovial S.A                      9,263         240,161
Johnson Electric Holdings Ltd.         174,400         191,183
Komatsu Ltd.                           130,000         477,990
Minebea Co. Ltd.                        25,000          82,012
Smiths Group PLC                        29,869         302,160
Vinci S.A                                4,269         249,221
                                                     3,193,847

INFORMATION TECHNOLOGY -- 0.9%

Canon Inc.                              15,000         523,697
Hoya Corp.                                 900          54,267
Murata Manufacturing Co. Ltd.            3,500         135,773
Nokia Oyj                                4,777          65,992
Samsung Electronics Co. Ltd .            1,250         282,993
Taiwan Semiconductor
   Manufacturing Co. Ltd.              464,176         565,050(a)
Toshiba Corp.                           61,000         161,014
                                                     1,788,786

---------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                            NUMBER
                                         OF SHARES          VALUE

MATERIALS -- 1.2%

Aracruz Celulose S.A. ADR                      692      $   13,847
Arcelor                                     24,257         213,342
BHP Billiton PLC                           118,136         591,940
Cia Vale do Rio Doce ADR                     1,021          26,495
Cia Vale do Rio Doce ADR                     2,180          58,751
CRH PLC                                     29,964         434,540
Gold Fields Ltd.                             4,450          47,604
POSCO                                        3,584         281,417
POSCO ADR                                      732          14,420
Rio Tinto PLC. (Regd.)                       1,418          26,426
Stora Enso Oyj (Series R)                   43,762         403,514
Syngenta AG (Regd.)                          5,771         263,046
                                                         2,375,342

TELECOMMUNICATION SERVICES -- 2.7%

KT Corp.                                       593          20,445
KT Corp. ADR                                 2,049          35,181
Telecom Italia SpA                          65,348         275,248
Telefonica S.A                              51,877         485,132
Telefonica S.A. ADR                            296           8,303(a)
Vodafone Group PLC                         532,659         951,401
Vodafone Group PLC. ADR                    192,494       3,507,241
                                                         5,282,951

UTILITIES -- 0.7%

E.ON AG                                      9,331         384,676
Huaneng Power International Inc.           170,000         159,114
National Grid Transco PLC                   70,373         431,036
Suez S.A                                     5,784          67,218
Vivendi Environnement                       16,372         269,942
                                                         1,311,986

TOTAL FOREIGN EQUITY
   (COST $39,793,974)                                   32,677,086

                                         PRINCIPAL
                                           AMOUNT         VALUE
----------------------------------------------------------------------
BONDS AND NOTES -- 27.7%
----------------------------------------------------------------------

U.S. TREASURIES -- 3.6%

U.S.Treasury Bonds
   5.38%     02/15/31                  $   214,000         231,488(h)
   6.88%     08/15/25                      365,000         461,495(h)
   7.25%     05/15/16                      390,000         501,361(h)
   8.13%     8/15/09 - 08/15/19          1,675,000       2,349,039(h)
   10.38%    11/15/09                      645,000         736,887(h)
                                                         4,280,270
U.S.Treasury Notes
   1.63%     01/31/05                    1,290,000       1,294,373
   3.00%     11/15/07 - 02/15/08         1,443,000       1,460,884(h)
                                                         2,755,257

TOTAL U.S. TREASURIES
   (COST $   6,804,427)                                  7,035,527

                                        PRINCIPAL
                                           AMOUNT          VALUE
FEDERAL AGENCIES -- 3.6%
Federal Home Loan Bank
   2.50%     12/15/05                 $  1,370,000      $1,386,509

Federal Home Loan Mortgage Corp.
   2.38%     04/15/06                      325,000         326,859
   2.85%     01/24/06                      310,000         311,110
   4.50%     07/23/07 - 01/15/13           550,000         566,122
   5.00%     05/15/04 - 07/30/09           450,000         467,572(h)
   5.25%     01/15/06                      530,000         575,437
                                                         2,247,100
Federal National Mortgage Assoc.
   3.25%     01/15/08                      210,000         212,379
   4.00%     11/17/06                      255,000         258,828
   5.00%     01/20/07 - 05/14/07           955,000         988,047
   5.25%     08/14/06 - 08/01/12         1,570,000       1,626,746
   6.13%     03/15/12                       65,000          74,393
   7.13%     01/15/30                      340,000         423,776(h)
                                                         3,584,169

TOTAL FEDERAL AGENCIES
   (COST $   7,023,005)                                  7,217,778


AGENCY MORTGAGE BACKED -- 8.2%

Fannie Mae Whole Loan
   6.28%     04/25/33                    1,900,000         241,869

Federal Home Loan Mortgage Corp.
   6.00%     08/01/29 - 01/01/30           250,375         259,268
   6.50%     01/01/27 - 06/01/29           103,545         107,847
   7.00%     10/01/16 - 09/01/32           172,114         181,688
   7.50%     06/01/10 - 12/01/30           385,400         410,068
   8.00%     04/01/30 - 11/01/30            36,275          39,223
   9.00%     04/01/16 - 06/01/21            63,159          70,389(h)
                                                         1,068,483
Federal National Mortgage Assoc.
   5.50%     03/01/14 - 08/01/15         1,361,558       1,418,960
   6.00%     02/01/14 - 02/01/33           441,010         458,823
   6.50%     01/01/15 - 02/01/33           465,847         491,117
   7.00%     08/01/13 - 02/01/33         1,042,507       1,098,539
   7.50%     12/01/09 - 02/01/33         1,895,985       2,021,023
   8.00%     12/01/11 - 01/01/33           876,481         944,051
   8.50%     06/01/30 - 11/01/31           398,983         426,030
   9.00%     04/01/16 - 12/01/22           323,790         356,486
   4.50%     TBA                         1,130,000       1,144,125(c)
   5.00%     TBA                         1,605,000       1,648,134(c)
   5.50%     TBA                         1,430,000       1,459,941(c)
   6.50%     TBA                         1,314,000       1,370,255(c)
                                                        12,837,484
Government National Mortgage Assoc.
   6.50%     02/15/24 - 04/15/32           658,373         692,985
   7.00%     03/15/12 - 10/15/30           320,013         342,031
   7.50%     01/15/23                        8,973           9,665
   8.00%     09/15/29 - 06/15/30            21,688          23,435
   8.50%     10/15/17                      310,143         343,322
   9.00%     11/15/16 - 12/15/21           340,797         380,880
                                                         1,792,318

TOTAL AGENCY MORTGAGE BACKED
   (COST $15,622,229)                                   15,940,154

--------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                       PRINCIPAL
                                       AMOUNT          VALUE

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.4%

Collateralized Mortgage Obligation
   Trust (Class B)
   5.33%        11/01/18               $      12,113   $    10,805(d,f)
Federal Home Loan Mortgage Corp.
   5.00%        07/15/14                     595,485        60,293(g)
   6.00%        09/15/23                      91,787        96,931
   6.25%        01/15/23                      49,323        50,995
   7.00%        02/15/31                     150,000       160,031
   7.50%        01/15/16 - 07/15/27          169,077        80,653(g)
   7.75%        03/15/22                      66,729        71,143
   8.00%        04/15/20 - 07/01/24           51,144        13,333(g)
   17.68%       05/15/31                      72,000        86,783(i)
                                                           620,162
Federal Home Loan Mortgage
   Corp. (Class H)
   6.00%        12/15/08                      85,000        88,814
Federal Home Loan
   Mortgage STRIPS
   4.32%        08/01/27                      10,253         9,433(d,f)

Federal National Mortgage Assoc.
   6.36%        08/25/16                     205,000        25,235(g,i)
   7.50%        05/25/17                     126,556       138,777
   12.46%       12/25/17                     478,789       528,738(i)
   16.07%       03/25/17                     394,543       451,448(i)
                                                         1,144,198
Federal National Mortgage
   Assoc. (Class A)
   7.50%        11/25/31                     218,079       239,138
Federal National Mortgage
   Assoc. (Class H)
   6.50%        01/25/23                     130,525       131,234
Federal National Mortgage
   Assoc. REMIC
   5.00%        05/25/12                     100,892       103,509
   7.50%        02/25/41                     234,652       257,310
                                                           360,819
Federal National Mortgage
   Assoc. REMIC (Class B)
   6.15%        12/25/22                      12,551        11,056(d,f)
Federal National Mortgage
   Assoc. REMIC (Class J)
   80.91%       03/25/22                         111         1,958(g)

Federal National Mortgage
   Assoc. REMIC (Class K)
   8.00%        05/25/22                          54         1,243(g)

Federal National Mortgage
   Assoc. STRIPS
   7.50%      11/01/23 - 01/01/24            513,488        82,760(g)
   8.00%      08/01/23 - 07/01/24             99,248        16,845(g)
   8.50%      03/01/17 - 07/25/22             29,933         5,036(g)
   9.00%        05/25/22                      13,422         2,332(g)
                                                           106,973
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $    2,910,217)                                 2,725,833

                                           PRINCIPAL
                                            AMOUNT          VALUE
ASSET BACKED -- 2.3%

Advanta Mortgage Loan Trust
   6.30% 07/25/25                      $       4,741   $     4,804
Bank One Issuance Trust (Class C)
   3.76% 08/15/08                            114,000       115,554
Chase Funding Loan
   Acquisition Trust
   5.39% 05/25/28                            102,000       105,502
Citibank Credit Card Issuance Trust
   2.42% 04/07/08                            100,000       100,180(i)
Citibank Credit Card Issuance
   Trust (Class A)
   1.30% 12/15/05                            200,000       199,946(i)
   2.70% 01/15/08                            145,000       146,687
   6.90% 10/15/07                             59,000        65,767
Citibank Credit Card Issuance
   Trust (Class B)
   1.62% 03/07/08                            227,000       226,816(i)
Citibank Credit Card Issuance
   Trust (Class C)
   4.45% 04/07/10                             62,000        61,908
Citibank Credit Card Master
   Trust I (Class A)
   5.88% 03/10/11                             41,000        45,698
Countrywide Asset-Backed
   Certificates
   1.55% 10/25/03                             86,109        86,168(i)
   1.57% 12/25/04                             85,544        85,312(i)
Countrywide Home Equity Loan
   Trust (Class A)
   1.51% 08/15/05                            252,683       252,366(i)
Discover Card Master Trust I
   (Class A)
   5.30% 11/16/06                            400,000       416,806
Equity One ABS Inc.
   5.03% 10/25/32                             81,000        83,924
Fleet Credit Card Master Trust II
   (Class A)
   2.40% 07/15/08                             66,000        66,289
Ford Credit Auto Owner Trust
   (Class B)
   4.79% 11/15/06                            113,000       118,346
Green Tree Financial Corp.
   (Class A)
   6.90% 04/15/18                             14,781        15,188
Household Private Label Credit
   Card Master Note Trust I
   (Class A)
   1.42% 08/15/04                             62,000        62,032(i)
Mid-State Trust (Class A)
   7.54% 07/01/35                             18,218        19,152
Nissan Auto Receivables Owner
   Trust (Class A)
   2.61% 07/15/08                             96,000        96,330
Provident Bank Home Equity Loan
   Trust (Class A)
   6.72% 01/25/13                             18,963        19,371
Providian Gateway Master
   Trust (Class A)
   1.50% 09/15/03                            600,000       599,958(i)

-------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                      PRINCIPAL
                                         AMOUNT       VALUE

PSE&G Transition Funding LLC
   (Class A)
   6.61%      06/15/15              $    50,000     $  57,834
Residential Asset Mortgage
   Products Inc. (Class A)
   1.44%      06/25/03                   88,797        88,796(i)
   1.45%      04/25/03                  144,281       144,286(i)
Residential Asset Securities
   Corp. (Class A)
   1.56%      01/25/05                  180,736       180,233(i)
   2.66%      10/25/28                   53,000        52,989
Residential Funding Mortgage
   Securities II
   (Class A)
   1.45%      05/25/03                   10,038        10,038(i)
Saxon Asset Securities Trust
   (Class A)
   1.71%      04/25/05                  425,069       425,473(i)
Sears Credit Account Master
   Trust (Class A)
   1.41%      08/15/05                  500,000       497,602(i)
West Penn Funding LLC Transition
   Bonds (Class A)
   6.81%      09/25/08                   63,000        69,132

TOTAL ASSET BACKED
   (COST $   4,475,628)                             4,520,487

CORPORATE NOTES -- 7.2%

Abbott Laboratories
   5.13%      07/01/04                  180,000       188,124
Alabama Power Co.
   5.60%      03/15/33                   60,000        58,655
Albertson's Inc.
   8.00%      05/01/31                   40,000        47,010
Allstate Financial Global Funding
   5.25%      02/01/07                   50,000        53,436(b)
Anadarko Petroleum Corp.
   5.00%      10/01/12                   70,000        71,492
Anheuser-Busch Cos. Inc.
   6.50%      02/01/43                  115,000       128,664
AOL Time Warner Inc.
   6.88%      05/01/12                   10,000        10,628
Appalachian Power Co.
   4.80%      06/15/05                   90,000        93,045
Ashland Inc.
   6.63%      02/15/08                   60,000        61,220
AT&T Corp.
   7.80%      11/15/11                  120,000       128,371
Autozone Inc.
   5.88%      10/15/12                  115,000       120,169
Bank of America Corp.
   3.88%      01/15/08                   95,000        97,325
Bank One Corp.
   6.50%      02/01/06                   70,000        77,629
Baxter International
Inc.
   4.63%      03/15/15                   90,000        87,224(b)
BB&T Corp.
   4.75%      10/01/12                   45,000        45,622

                                      PRINCIPAL
                                         AMOUNT       VALUE

BCI US Funding Trust
   8.01%         12/29/49           $   100,000     $ 110,444(b,i,k)
Bellsouth Capital Funding
   7.88%         02/15/30                75,000        94,384
British Telecommunications PLC.
   8.38%         12/15/10                55,000        67,062
Burlington Northern
   Santa Fe Corp.
   6.53%         07/15/37               120,000       124,404
Burlington Resources Finance Co.
   7.20%         08/15/31                90,000       103,978
Campbell Soup Co.
   5.50%         03/15/07                85,000        92,485
Cargill Inc.
   6.38%         06/01/12               120,000       134,624(b)
Cendant Corp.
   6.25%         01/15/08               130,000       133,843
Citigroup Inc.
   7.25%         10/01/10               155,000       181,997
City National Corp.
   5.13%         02/15/13                75,000        75,608(b)
Coca-Cola Enterprises Inc.
   6.70%         10/15/36                40,000        44,413
Comcast Corp.
   5.85%         01/15/10                55,000        57,068
ConAgra Foods Inc.
   7.00%         10/01/28                60,000        66,626
   7.13%         10/01/26                40,000        45,337
Conoco Inc.
   6.95%         04/15/29                55,000        61,936
Countrywide Home Loans Inc.
   4.25%         12/19/07                45,000        45,989
   5.63%         05/15/07                85,000        91,414
COX Communications Inc.
   7.13%         10/01/12                85,000        96,672
CSX Corp.
   7.25%         05/01/04                40,000        42,193
Dominion Resources Inc.
   (Series A)
   2.80%         02/15/05                70,000        70,270
   4.13%         02/15/08                70,000        70,578
Duke Energy Corp.
   4.50%         04/01/10                55,000        55,314
   5.38%         01/01/09                60,000        62,331
Entergy Gulf States Inc.
   6.00%         12/01/12                90,000        94,850
EOP Operating LP
   7.00%         07/15/11                60,000        67,110
   7.75%         11/15/07                40,000        46,023
Equitable Resources Inc.
   5.15%         11/15/12                90,000        93,293(b)
ERP Operating LP
   6.63%         03/15/12               195,000       215,878
European Investment Bank
   4.63%         03/01/07               130,000       139,509
Fidelity National Financial Inc.
   5.25%         03/15/13                90,000        88,160
Ford Motor Co.
   7.45%         07/16/31               330,000       252,635

--------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         PRINCIPAL
                                            AMOUNT       VALUE

Ford Motor Credit Co.
   7.38%        10/28/09              $     50,000  $    46,756
   7.60%        08/01/05                   125,000      126,094
FPL Group Capital Inc.
   7.38%        06/01/09                    50,000       58,225
Fred Meyer Inc Holding Co.
   7.38%        03/01/05                    50,000       54,219
General Mills Inc.
   3.88%        11/30/07                    85,000       86,408
   5.13%        02/15/07                   110,000      117,791
General Motors Acceptance Corp.
   4.15%        02/07/05                   120,000      120,351
   6.88%       09/15/11- 08/28/12          180,000      177,411
   7.25%        03/02/11                    25,000       25,224
Georgia Power Co.
   4.88%        07/15/07                   115,000      122,012
Golden West Financial Corp.
   4.75%        10/01/12                    85,000       86,832
Goldman Sachs Group Inc.
   4.13%        01/15/08                    60,000       61,621
   6.60%        01/15/12                    90,000      100,681
HJ Heinz Finance Co.
   6.50%        03/15/12                    60,000       65,651(b)
   7.25%        03/15/32                    60,000       67,581
Household Finance Corp.
   3.38%        02/21/06                    50,000       50,458
   6.38%        11/27/12                    70,000       76,906
   6.50%        01/24/06                    90,000       98,235
HSBC Capital Funding LP
   9.55%        12/31/49                    75,000       94,232(i,k)
Hudson United Bank
   7.00%        05/15/12                   145,000      161,869
Hydro Quebec
   8.00%        02/01/13                    70,000       89,681
International Business
   Machines Corp.
   1.44%        09/10/04                   500,000      500,385(i)
International Paper Co.
   6.88%        04/15/29                    85,000       90,446
John Deere Capital Corp.
   4.13%        07/15/05                   120,000      125,381
John Hancock Global Funding II
   5.63%        06/27/06                   175,000      189,773
Kellogg Co. (Series B)
   7.45%        04/01/31                    60,000       72,786
Keycorp
   4.63%        05/16/05                   110,000      115,373
Kinder Morgan Inc.
   6.50%        09/01/12                    90,000       97,778(b)
Kroger Co.
   8.00%        09/15/29                    15,000       17,636
Lehman Brothers Holdings Inc.
   5.88%        11/15/17                    90,000       94,566
Lockheed Martin Corp.
   8.50%        12/01/29                    40,000       52,319
Loral Corp.
   8.38%        06/15/24                    90,000      112,442
Marathon Oil Corp.
   6.80%        03/15/32                   125,000      128,737

                                         PRINCIPAL
                                            AMOUNT      VALUE

Masco Corp.
   5.88%         07/15/12             $     40,000  $    42,514
Metropolitan Life Global
   Funding I
   4.75%         06/20/07                  105,000      111,198
Murphy Oil Corp.
   7.05%         05/01/29                   75,000       83,315
National Rural Utilities
   Cooperative Finance Corp.
   6.00%         05/15/06                  130,000      142,479
NB Capital Trust IV
   8.25%         04/15/27                  195,000      228,560
Newell Rubbermaid Inc.
   4.63%         12/15/09                   75,000       76,730
Nisource Finance Corp.
   7.88%         11/15/10                  120,000      139,004
Nordic Investment Bank
   2.75%         01/11/06                  145,000      147,478
Norfolk Southern Corp.
   6.00%         04/30/08                   90,000       99,133
North Fork Bancorp. Inc.
   5.88%         08/15/12                   70,000       75,627
Northern Natural Gas Co.
   5.38%         10/31/12                   60,000       62,062(b)
Occidental Petroleum Corp.
   8.45%         02/15/29                   95,000      123,440
Ocean Energy Inc.
   4.38%         10/01/07                   85,000       88,122
Ohio Power Co. (Series E)
   6.60%         02/15/33                   35,000       36,951(b)
Oncor Electric Delivery Co.
   7.25%         01/15/33                   40,000       45,145(b)
Pall Corp.
   6.00%         08/01/12                   90,000       96,152(b)
Pemex Finance Ltd.
   9.03%         02/15/11                   65,000       75,915
Petroleos Mexicanos
   9.50%         09/15/27                  210,000      239,400
Potash Corp.of Saskatchewan
   7.75%         05/31/11                   60,000       71,524
PP&L Capital Funding Inc.
   7.75%         04/15/05                   65,000       70,114
Praxair Inc.
   6.63%         10/15/07                   30,000       33,814
Principal Life Global Funding I
   5.25%         01/15/13                   90,000       91,577
Procter & Gamble - ESOP
   (Series A)
   9.36%         01/01/21                  110,000      154,219
Procter & Gamble Co.
   4.75%         06/15/07                   40,000       42,997
Progress Energy Inc.
   7.75%         03/01/31                  105,000      121,985
PSI Energy Inc.
   6.65%         06/15/06                   75,000       81,803
Public Service Co. of Colorado
   4.88%         03/01/13                   70,000       70,687(b)
   7.88%         10/01/12                   20,000       24,529(b)

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         PRINCIPAL
                                            AMOUNT       VALUE

Public Service Electric & Gas
   5.00%         01/01/13             $     85,000  $    87,932
Quest Diagnostics
   6.75%         07/12/06                   60,000       65,603
Raytheon Co.
   6.75%         08/15/07                   25,000       27,693
Royal Bank of Scotland
   Group PLC. ADR.
   9.12%         03/31/49                   35,000       43,597
Safeco Corp.
   4.20%         02/01/08                   35,000       35,359
Safeway Inc.
   6.15%         03/01/06                  135,000      146,234
Sara Lee Corp.
   6.13%         11/01/32                   30,000       31,206
SC Johnson & Son Inc.
   5.75%         02/15/33                   60,000       58,573(b)
Shurgard Storage Centers Inc.
   5.88%         03/15/13                   50,000       50,397
Simon Property Group LP
   6.75%         07/15/04                   90,000       94,644
Southtrust Bank N.A.
   7.00%         11/15/08                   45,000       52,233
Sprint Capital Corp.
   6.00%         01/15/07                  120,000      120,600
   6.13%         11/15/08                   40,000       39,700
Synovus Financial Corp.
   4.88%         02/15/13                   60,000       60,966(b)
Tenet Healthcare Corp.
   7.38%         02/01/13                   60,000       60,000
The Bear Stearns Cos. Inc.
   5.70%         01/15/07                   60,000       65,520
The E.W.Scripps Co.
   5.75%         07/15/12                   80,000       87,715
The Progressive Corp.
   6.25%         12/01/32                   60,000       62,593
Travelers Property Casualty Corp.
   6.38%         03/15/33                   90,000       90,203(b)
Turner Broadcasting System Inc.
   8.38%         07/01/13                  120,000      137,411
Tyson Foods Inc.
   6.63%         10/01/04                   60,000       62,076
   8.25%         10/01/11                   90,000      102,565
Unilever Capital Corp.
   5.90%         11/15/32                   70,000       72,317
Union Carbide Corp.
   6.79%         06/01/25                   75,000       76,112
Union Pacific Corp.
   5.84%         05/25/04                   20,000       20,873
   6.79%         11/09/07                   60,000       67,957
   7.38%         09/15/09                   80,000       94,203
Union Planters Bank N.A.
   5.13%         06/15/07                  120,000      128,109
United Dominion Realty
   Trust Inc.
   6.50%         06/15/09                   90,000       97,331

                                         PRINCIPAL
                                            AMOUNT      VALUE

Univision Communications Inc.
   7.85%      07/15/11                $     60,000    $  67,705
USA Interactive
   7.00%      01/15/13                      75,000       79,902
Valero Energy Corp.
   6.88%      04/15/12                      35,000       38,133
Verizon Florida Inc. (Series F)
   6.13%      01/15/13                      60,000       66,053
Verizon Global Funding Corp.
   7.75%      12/01/30                     155,000      188,532
Viacom Inc.
   7.75%      06/01/05                      50,000       55,853
Vodafone Group PLC.
   6.25%      11/30/32                      60,000       61,743
Wachovia Corp.
   4.95%      11/01/06                     100,000      107,545
Walt Disney Co.
   5.38%      06/01/07                      90,000       94,998
Washington Mutual Bank FA
   5.50%      01/15/13                      40,000       41,939
Washington Mutual Inc.
   5.63%      01/15/07                     120,000      130,630
Webster Bank
   5.88%      01/15/13                      85,000       88,036(b)
Wells Fargo & Co.
   5.25%      12/01/07                      75,000       81,455
Wendy's International Inc.
   6.20%      06/15/14                     150,000      167,072
Weyerhaeuser Co.
   5.50%      03/15/05                     155,000      163,251
   6.13%      03/15/07                      50,000       54,200
Wisconsin Energy Corp.
   5.88%      04/01/06                      85,000       91,898

TOTAL CORPORATE NOTES
   (COST $13,323,167)                                14,076,043


NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.9%

Bear Stearns Commercial
   Mortgage Securities
   4.83%      08/15/38                      52,000       52,964
Bear Stearns Commercial
   Mortgage Securities (Class A)
   6.48%      02/15/35                      29,000       32,797
Bear Stearns Commercial
   Mortgage Securities (Class B)
   6.20%      02/14/31                      25,000       27,770
Citicorp Mortgage Securities Inc.
   (Class B)
   6.13%      08/25/32                     103,869      106,660(i)
CS First Boston Mortgage
   Securities Corp. (Class A)
   5.11%      09/15/34                      39,000       41,568
First Horizon Asset Securities Inc.
   (Class B)
   6.25%      09/25/32                      69,591       73,701

See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                         PRINCIPAL
                                            AMOUNT      VALUE

First Union-Lehman Brothers-
   Bank of America (Class A)
   6.56%       11/18/35               $     50,000  $    56,509
Impac CMB Trust (Class A)
   1.74%       06/25/05                    191,735      192,029(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
   6.47%       11/15/35                     30,000       33,907
LB-UBS Commercial
   Mortgage Trust
   3.72%       03/15/34                    522,000       16,634(b,d,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
   6.65%       07/14/16                     28,000       31,477(b)
Master Asset Securitization Trust
   6.31%       09/25/32                     54,662       56,895(i)
Morgan Stanley Capital I
   (Class A)
   6.59%       07/15/30                     50,000       57,589(i)
   7.11%       04/15/33                    119,000      137,943
Morgan Stanley Dean Witter
   Capital I
   3.71%       10/15/35                    886,000       30,147(b,d,i)
   4.00%       04/15/34                    567,000       20,854(b,d,i)
   7.20%       10/15/33                     25,000       29,227
Morgan Stanley Dean Witter
   Capital I (Class A)
   6.39%       10/15/35                     91,000      102,425
   6.54%       02/01/31                    100,000      112,365
   6.55%       07/15/33                     25,000       28,283
Residential Asset
   Securitization Trust
   1.03%       08/25/30                    235,611        2,356(g,i)
Salomon Brothers Mortgage
   Securities VII
   7.00%       07/25/24                    203,339      194,471(i)
Structured Asset Securities
   Corp. (Class X)
   1.88%       02/25/28                    217,743       13,405(i)
Wachovia Bank Commercial
   Mortgage Trust
   1.80%       08/15/05                    100,000      100,019(b,i)
   2.18%       08/15/05                    100,000      100,000(b,i)
Wachovia Bank Commercial
   Mortgage Trust (Class B)
   1.70%       07/15/05                    120,000      120,022(b,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $   1,751,485)                               1,772,017


SOVEREIGN BONDS -- 0.5%

Canadian Government Bond
   5.25%       11/05/08                     30,000       33,360
Finland Government
   International Bond
   4.75%       03/06/07                     55,000       59,377

                                         PRINCIPAL
                                            AMOUNT       VALUE

Italy Government
   International Bond
   4.38%     10/25/06                 $     50,000  $    53,063
   4.63%     06/15/05                       80,000       84,792
Mexico Government
   International Bond
   8.13%     12/30/19                      155,000      164,533
Ontario Electricity
   Financial Corp.
   7.45%     03/31/13                       35,000       43,886
Province of British Columbia
   4.63%     10/03/06                       95,000      101,550
Province of Manitoba
   4.25%     11/20/06                       50,000       52,922
Province of New Brunswick
   3.50%     10/23/07                       90,000       91,957
Province of Ontario
   3.50%     09/17/07                       90,000       92,069
   5.13%     07/17/12                       15,000       16,095
Province of Quebec
   5.00%     07/17/09                      120,000      128,570
   7.50%     09/15/29                       40,000       50,568
Province of Saskatchewan
   7.38%     07/15/13                       60,000       75,039
   8.00%     02/01/13                       35,000       45,459

TOTAL SOVEREIGN BONDS
   (COST $   1,053,723)                               1,093,240

TOTAL BONDS AND NOTES
   (COST $52,876,795)                                54,381,079


                                            NUMBER
                                         OF SHARES       VALUE
--------------------------------------------------------------------
PREFERRED STOCK -- 0.3%
--------------------------------------------------------------------

FOREIGN PREFERRED -- 0.3%

Porsche AG                                     701      196,128
Henkel KGaA                                  5,836      358,851

TOTAL PREFERRED STOCK
   (COST $620,057)                                      554,979

--------------------------------------------------------------------
RIGHTS -- 0.0%*
--------------------------------------------------------------------

Telefonica S.A.
   (COST $0)                                46,417        9,624(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $204,334,910)                              192,096,673


------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

                                            NUMBER
                                         OF SHARES     VALUE
---------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.0%
---------------------------------------------------------------------
GEI
Short-Term
     Investment Fund                     9,474,638 $  9,474,638 (l)


                                         PRINCIPAL
                                            AMOUNT      VALUE
---------------------------------------------------------------------

COMMERCIAL PAPER -- 0.2%

HBOS PLC.
     1.27%   05/14/03
     (COST $300,000)                    $  300,000      300,000

TOTAL SHORT-TERM
INVESTMENTS
     (COST $9,774,638)                                9,774,638

LIABILITIES IN EXCESS OF OTHER
ASSETS,
     NET (2.8)%                                      (5,436,875)
                                                   ------------

NET ASSETS-- 100%                                  $196,434,436
                                                   ============


--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following short futures contracts open at March 31, 2003:
                                       NUMBER      CURRENT    UNREALIZED
                          EXPIRATION     OF        NOTIONAL  APPRECIATION/
DESCRIPTION                 DATE      CONTRACTS     VALUE    DEPRECIATION
--------------------------------------------------------------------------------
U.S Treasury
   Notes - 10 Yrs.        June 2003      2      $ (229,750)    $ (2,757)
U.S Treasury
   Notes - 5 Yrs.         June 2003      5        (567,500)       1,897
                                                               --------
                                                               $   (860)
                                                               --------

------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND

                                         CHANGE IN VALUE OF A $10,000 INVESTMENT

INVESTMENT PROFILE
A mutual fund designed for investors who seek a high level of current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in short-term, U.S. dollar-denominated money market instruments.

LIPPER PERFORMANCE
COMPARISON
Money Market Peer Group

Based on average annual total returns for the periods ended 3/31/03

                        SIX      ONE       FIVE
                      MONTHS    YEAR       YEAR
                      ------    ----       ----
Number of
Funds in
peer group:             402     390         266
------------------------------------------------
Peer group
average annual
total return:          0.34%   0.86%       3.69%
------------------------------------------------

Lipper categories
in peer group: Money Market

[Line chart omitted--plot points as follows:]

                        GE Money Market Fund   90 Day T-Bill
    3/93                       10,000.00         10,000.00
    9/93                       10,135.10         10,151.44
    9/94                       10,470.13         10,535.99
    9/95                       11,047.59         11,132.82
    9/96                       11,620.11         11,714.13
    9/97                       12,217.79         12,319.75
    9/98                       12,857.23         12,950.81
    9/99                       13,459.07         13,542.42
    9/00                       14,240.54         14,320.68
    9/01                       14,933.24         14,966.73
    9/02                       15,184.49         15,232.28
    3/03                       15,264.92         15,326.96

AVERAGE ANNUAL TOTAL RETURN

                  SIX       ONE      FIVE       SINCE
                MONTHS     YEAR      YEAR   INCEPTION
                ------     ----      ----   ---------
GE Money Market  0.53%     1.23%     4.02%    4.32%
90 Day T-Bill    0.62%     1.47%     3.94%    4.36%

FUND YIELD
AT MARCH 31, 2003

                       FUND       IBC MONEY FUND
                       ----       --------------
7-day current          0.87%+              0.74%
7-day effective        0.87%               0.74%

AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED. EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT SEPTEMBER 30,
  2002.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Q&A

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX MONTHS ENDING MARCH 31, 2003?

A. The GE Money Market Fund returned 0.53% for the six-month period ending March 31, 2003. By comparison, the 90-day Treasury Bill returned 0.62%. The average return posted by the Lipper peer group, representing 402 Money Market funds, was 0.34%.

Q.   WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A.   The Fund's return for the period compared favorably to its peer group.

     Active management of the Fund's average maturity, reflecting our view on monetary policy and its subsequent impact on short rates, contributed positively to Fund performance.

                                                            GE MONEY MARKET FUND

                              SCHEDULE OF INVESTMENTS March 31, 2003 (unaudited)

GE MONEY MARKET FUND

MARKET VALUE OF $255,573 (IN THOUSANDS)

[Pie chart omitted--plot points as follows:]

Commercial Paper                      42.7%
U.S. Governments                      28.4%
Yankee Certificates of Deposit        23.9%
Time Deposit                           5.0%

                                         PRINCIPAL    AMORTIZED
                                            AMOUNT        COST
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.8%
-------------------------------------------------------------------

U.S. GOVERNMENTS -- 28.3%

U.S. AGENCIES

Federal Home Loan Bank
   1.85%       11/14/03               $  6,840,000 $  6,887,401

Federal Home Loan Mortgage Corp.
   1.21%       04/17/03                  7,410,000    7,406,015(d)
   1.23%       05/29/03                  5,250,000    5,239,596(d)
   1.31%       05/22/03                  4,380,000    4,371,934(d)
   1.90%       06/19/03                    560,000      557,702(d)
   2.36%       04/25/03                  2,000,000    1,996,907(d)
                                                     19,572,154
Federal National Mortgage Assoc.
   1.20%       04/09/03                  4,300,000    4,298,853(d)
   1.23%       04/30/03                  5,600,000    5,594,474(d)
   1.24%       07/23/03                  3,270,000    3,257,375(d)
   1.25%       07/30/03                  1,750,000    1,742,767(d)
   1.26%       05/28/03                  9,220,000    9,201,752(d)
   1.27%       02/13/04                  6,200,000    6,405,677
   1.28%       04/15/03                  2,960,000    2,958,538(d)
   1.34%       09/19/03                  2,000,000    1,987,365(d)
   1.51%       10/17/03                  2,750,000    2,727,350(d)
   1.67%       04/04/03 - 04/19/03       7,920,000    7,914,455(d)
                                                     46,088,606

TOTAL U.S. GOVERNMENTS
   (COST $72,548,161)                                72,548,161


COMMERCIAL PAPER -- 34.8%

American General Finance Corp.
   1.25%       04/17/03                 10,260,000   10,254,300
Citicorp
   1.26%       04/23/03                 10,090,000   10,082,231


                                         PRINCIPAL    AMORTIZED
                                            AMOUNT        COST

Goldman Sachs Group LP
   1.26%       05/14/03               $ 10,090,000 $ 10,074,815
HBOS PLC.
   1.26%       04/24/03                 10,050,000   10,041,910
HSBC Holdings PLC.
   1.29%       04/17/03                 10,070,000   10,064,227
ING Group
   1.17%       06/19/03                 10,260,000   10,233,657
JP Morgan Chase & Co.
   1.27%       04/25/03                 10,260,000   10,251,313
Morgan Stanley Dean
   Witter & Co.
   1.26%       05/21/03                 10,060,000   10,042,395
UBS AG
   1.39%       04/01/03                  8,070,000    8,070,000

TOTAL COMMERCIAL PAPER
   (COST $89,114,848)                                89,114,848

YANKEE CERTIFICATES OF DEPOSIT -- 31.7%

Abbey National PLC
   1.26%       05/09/03                  9,990,000    9,990,000
Bank of Nova Scotia
   1.29%       04/14/03                 10,070,000   10,070,000
Bank of Montreal
   1.22%       07/02/03                 10,220,000   10,220,000
Deutsche Bank AG
   1.30%       04/07/03                 10,100,000   10,100,000
Dexia Bank Belgium
   1.29%       04/10/03                 10,020,000   10,020,000
Rabobank Group
   1.17%       06/18/03                 10,260,000   10,260,000
Societe Generale
   1.26%       04/03/03                 10,050,000   10,050,000
Toronto-Dominion Bank
   1.18%       06/20/03                 10,370,000   10,370,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $81,080,000)                                81,080,000

TIME DEPOSIT -- 5.0%

Royal Bank of Canada
   1.40%       04/01/03                 12,700,000   12,700,000
State Street Bank
   1.25%       04/01/03                    130,449      130,449(e)

TOTAL TIME DEPOSITS
   (COST $12,830,449)                                12,830,449

TOTAL SHORT-TERM INVESTMENTS
   (COST $255,573,458)                              255,573,458

OTHER ASSETS AND LIABILITIES,
   NET 0.2%                                             552,536
                                                   ------------

NET ASSETS-- 100%                                  $256,125,994
                                                   ============
---------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                 NOTES TO PERFORMANCE March 31, 2003 (unaudited)

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

The performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods except the years ended September 30, 2001, 2000, 1999 and 1998, respectively, reflect the prior performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, and GE Tax-Exempt Fund is limited to the period from the Merger Date to March 31, 2003.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis through January 28, 2003, which was extended until March 31, 2003. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. Effective April 1, 2003, GEAM agreed in writing to new limits on other operating expenses (exclusive of advisory, adminstration and distribution fees) of each class of certain funds on an annualized basis through March 31, 2004. These agreements may be renewed or discontinued without notice in the future. Additional information about the expense limitations is contained in Footnote 4 to the Notes to the Financial Statements.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the S&P 500/BARRA

Growth Index (S&P 500/BARRA Growth), the S&P MidCap 400 Composite Price Index of stocks (S&P MidCap 400), the Russell MidCap Index (Russell MidCap), the Russell MidCap Value Index (Russell MidCap Value), the Russell 2000 Index (Russell
2000), the Russell 1000 Value Index (Russell 1000 Value), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Government), the Lehman Brothers 1-3 Year Government Bond Index (LB 1-3 Year), and the Lehman Brothers 10-Year Municipal Index (LBMI) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500/BARRA Growth and Value indices are capitalization-weighted indices constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. This splits the S&P 500 Index into two mutually exclusive groups designed to track two predominant investment styles in the U.S. equity market. The S&P 500 BARRA Value Index contains firms with higher book-to-price ratios; conversely, the S&P 500/BARRA Growth Index has firms with lower book-to-price ratios. The S&P MidCap 400 is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization. The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell MidCap Value Index measures the performance of those Russell Mid Cap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 1000 measures the performance of the 1,000 largest U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. MSCI World is a composite of 1,303 securities traded in 24 developed markets of the world. MSCI EAFE is a composite of 913 foreign securities traded in 21 developed markets representing Europe, Australasia and the Far East. LB Aggregate is a composite index of short, medium, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Government is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with

                                 NOTES TO PERFORMANCE March 31, 2003 (unaudited)

remaining maturities greater than one year and with at least $100 million in outstanding issuance. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. LBMI is a composite of investment grade, fixed-rate municipal bonds and is considered to be representative of the municipal bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. The IBC Money Fund Report yields represent the average yields of 1,133 taxable money market funds.

A number of the broad market returns are not available from the Funds' commencement of investment operations through March 31, 2003 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.

 + Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 8 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

NOTES TO SCHEDULES OF INVESTMENTS March 31, 2003 (unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2003, these securities amounted to $5,924,245; $65,026; $181,166 and $1,892,506 or 2.16%, 0.18%, 0.39% and
     0.96% of net assets for the GE Fixed Income Fund, GE Global Equity, GE International Equity and GE Strategic Investment Fund, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2003, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2003.

(j)  All or a portion of the security out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA, FGIC or FSA. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2003 (as a percentage of net assets) as follows:


     AMBAC     11.70%
     FSA       11.52%
     MBIA       7.93%

(p) All or a portion of the security purchased with collateral from securities lending. 3 Denominated in USD unless otherwise indicated. * Less than 0.01%.

Abbreviations:

ADR     American Depositary Receipt
AMBAC   AMBAC Indemnity Corporation
FGIC    Financial Guaranty Insurance Corporation
FHA     Federal Housing Administration
FSA     Financial Security Assurance
G.O.    General Obligation
MBIA    Municipal Bond Investors Assurance Corporation
REGD.   Registered
REIT    Real Estate Investment Trust
REMIC   Real Estate Mortgage Investment Conduit
SDR     Swedish Depository Receipt
SPDR    Standard & Poor's Depository Receipts
STRIPS  Separate Trading of Registered Interest and Principal of Security

                                                            FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                                                             CLASS A
-----------------------------------------------------------------------------------------------------------
                                         3/31/03(b) 9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b,c) 9/30/98(b)
INCEPTION DATE                                --           --       --          --         --       1/5/93
Net asset value, beginning of .......... $ 20.31      $ 25.00  $ 32.45     $ 32.53    $ 27.82      $ 29.00
period
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ........    0.08         0.13     0.13        0.15      0.18          0.27
   Net realized and unrealized
     gains (losses) on investments .....    0.71        (4.49)   (5.52)       3.63      7.26          1.22
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...............    0.79        (4.36)   (5.39)       3.78      7.44          1.49
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...............    0.19         0.09     0.12        0.14      0.23          0.24
   Net realized gains ..................      --         0.24     1.94        3.72      2.50          2.43
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................    0.19         0.33     2.06        3.86      2.73          2.67
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......... $ 20.91      $ 20.31  $ 25.00     $ 32.45   $ 32.53       $ 27.82
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .......................    3.81%      (17.78%) (17.71%)     12.10%    27.79%         5.62%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....... $259,18    $ 251,251 $285,417    $ 385,111 $311,958      $124,714
   thousands)  .
   Ratios to average net assets:
     Net investment income (loss)* .....    0.70%        0.53%    0.43%       0.46%     0.56%         0.92%
     Net expenses* .....................    0.90%        0.87%    0.87%       0.83%     0.81%         0.75%
     Gross expenses* ...................    0.90%        0.87%    0.88%       0.83%     0.83%         0.84%
   Portfolio turnover rate .............      13%          41%      53%         48%       46%           29%


GE U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------
                                                                           CLASS B
-----------------------------------------------------------------------------------------------------------
                                          3/31/03(b) 9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b)  9/30/98(b)
INCEPTION DATE                                  --         --         --         --         --     12/22/93
Net asset value, beginning of              $ 19.38    $ 23.97     $31.30    $ 31.58    $ 27.11    $   28.35
period
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)                 --      (0.06)     (0.09)     (0.09)     (0.06)        0.05
   Net realized and unrealized
     gains (losses) on investments            0.66      (4.29)     (5.30)      3.53       7.08         1.20
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                      0.66      (4.35)     (5.39)      3.44       7.02         1.25
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                        --         --         --         --       0.05         0.06
   Net realized gains                           --       0.24       1.94       3.72       2.50         2.43
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             --       0.24       1.94       3.72       2.55         2.49
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 20.0    $ 19.38     $23.97    $ 31.30    $ 31.58    $   27.11
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                              3.41     (18.40%)   (18.33%)    11.29%     26.83%        4.80%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in          $ 20,963    $22,806   $ 35,163   $ 46,577   $ 36,921    $  21,407
   thousands)  .
   Ratios to average net assets:
     Net investment income (loss)*           (0.05%)    (0.23%)    (0.32%)    (0.29%)    (0.19%)       0.17%
     Net expenses*                            1.65%      1.62%      1.62%      1.58%      1.56%        1.50%
     Gross expenses*                          1.65%      1.62%      1.63%      1.58%      1.58%        1.63%
   Portfolio turnover rate                      13%        41%        53%        48%        46%          29%


-----------------------------------------------------------------------------------
                                                              CLASS C
                                                           (LEVEL LOAD)
-----------------------------------------------------------------------------------
                                        3/31/03(b) 9/30/02(b) 9/30/01(b) 9/30/00(b)

INCEPTION DATE                                --         --         --    9/30/99
Net asset value, beginning of period      $19.23     $23.79    $31.08     $31.58
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)            (0.01)    (0.05)     (0.09)     (0.10)
   Net realized and unrealized
     gains (losses) on investments          0.71     (4.27)     (5.26)      3.53
-----------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                    0.70     (4.32)     (5.35)      3.43
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                    0.04        --         --       0.21
   Net realized gains                         --       0.24      1.94       3.72
-----------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         0.04       0.24      1.94       3.93
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $19.89     $19.23    $23.79     $31.08

TOTAL RETURN (A)                            3.63%    (18.41%)  (18.30%)    11.25%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in          $6,216     $4,851    $5,129     $4,811
   thousands)  .
   Ratios to average net assets:
     Net investment income (loss)*        (0.06%)     (0.22%)  (0.33%)     (0.32%)
     Net expenses*                          1.65%      1.62%     1.62%      1.57%
     Gross expenses*                        1.65%      1.62%     1.64%      1.57%
   Portfolio turnover rate                    13%        41%       53%        48%


-----------------------------------------------------------------------------------------------------------
                                                                   CLASS Y (D)
-----------------------------------------------------------------------------------------------------------
                                       ) 3/31/03(b) 9/30/02(b) 9/30/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b)

INCEPTION DATE                                --         --         --         --         --    11/29/93
Net asset value, beginning of period      $20.26     $24.94     $32.38     $32.48     $27.78     $28.99
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)             0.10       0.20       0.20       0.23       0.26       0.34
   Net realized and unrealized
     gains (losses) on investments          0.72      (4.49)     (5.50)      3.62       7.25       1.21
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                    0.82      (4.29)     (5.30)      3.85       7.51       1.55
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                    0.25       0.15       0.20       0.23       0.31       0.33
   Net realized gains                         --       0.24       1.94       3.72       2.50       2.43
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         0.25       0.39       2.14       3.95       2.81       2.76
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $20.83     $20.26     $24.94     $32.38     $32.48     $27.78
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                            3.95%    (17.58%)   (17.50%)    12.38%     28.14%      5.86%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in        $252,893   $243,957   $288,666   $377,913   $358,583   $281,071
   thousands)  .
   Ratios to average net assets:
     Net investment income (loss)*          0.95%      0.78%      0.68%      0.71%      0.81%      1.16%
     Net expenses*                          0.65%      0.62%      0.62%      0.58%      0.56%      0.50%
     Gross expenses*                        0.65%      0.62%      0.63%      0.58%      0.58%      0.56%
   Portfolio turnover rate                    13%        41%        53%        48%        46%        29%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                            3/31/03(b)     9/30/02(b)        9/30/01(b)    9/30/00(b)     9/30/99(b,c)  9/30/98(b)
INCEPTION DATE                                   --              --                --           --               --       9/8/93

Net asset value, beginning of period           $8.2          $10.07            $12.76       $12.18            $9.93       $13.58
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....           0.04           0.07              0.05         0.05             0.02         0.05
   Net realized and unrealized
        gains (losses) on ...........           0.25          (1.79)           (1.96)         1.31             2.66         0.46
        investments
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS ..........           0.29          (1.72)            (1.91)        1.36             2.68         0.51
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............           0.09           0.02                                              --         0.03
   Net realized gains ...............             --           0.04              0.78         0.78             0.40         4.16
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................           0.09           0.06              0.78         0.78             0.43         4.16
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......          $8.49          $8.29            $10.07       $12.76           $12.18        $9.93
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................           3.41%        (17.24)           (15.95%)       11.35%           27.34%       5.86%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....        $42,433        $43,157           $46,045       $43,283          $29,607     $14,276
   thousands) .......................
   Ratios to average net assets:
        Net investment income (loss)*           0.82%          0.66%             0.42%        0.38%            0.18%        0.50%
        Net expenses* ...............           1.09%          1.01%             1.08%        1.05%            1.29%        1.31%
        Gross expenses* .............           1.09%          1.01%             1.09%        1.05%            1.30%        1.33%
   Portfolio turnover rate ..........             16%            39%               52%          49%              31%          40%




GE VALUE EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                            3/31/03(b)   9/30/02(b)       9/30/01(b)    9/30/00(b)     9/30/99(b)      9/30/98(b)
INCEPTION DATE                                   --            --               --            --             --          9/8/93

Net asset value, beginning of period          $7.93         $9.69           $12.39        $11.94          $9.77          $13.48
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....            --         (0.01)           (0.04)        (0.04)         (0.04)             --
   Net realized and unrealized
        gains (losses) on ...........          0.23         (1.71)           (1.88)         1.27           2.61            0.45
        investments
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
     INVESTMENT OPERATIONS ..........          0.23         (1.72)           (1.92)         1.23           2.57            0.45
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............            --            --               --            --             --              --
   Net realized gains ...............            --          0.04             0.78          0.78           0.40            4.16
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................            --          0.04             0.78          0.78           0.40            4.16
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......         $8.16         $7.93            $9.69        $12.39         $11.94           $9.77
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................          2.90%       (17.88%)         (16.54)        10.44%         26.67%           5.32%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....       $12,625       $14,437          $28,131       $45,675            $51         $44,655
   thousands) .......................
   Ratios to average net assets:
        Net investment income (loss)*          0.07%        (0.09%)          (0.32)%      (0.36%)         (0.32%)          0.00%
        Net expenses* ...............          1.84%         1.78%            1.83%        1.80%           1.81%           1.81%
        Gross expenses* .............          1.84%         1.78%            1.83%        1.80%           1.82%           1.81%
   Portfolio turnover rate ..........            16%           39%              52%          49%             31%             40%

--------------------------------------------------------------------------------------------------------
                                                                  CLASS C (LEVEL LOAD)
--------------------------------------------------------------------------------------------------------
                                              3/31/03(b)      9/30/02(b)     9/30/01(b)     9/30/00(b)

INCEPTION DATE                                      --              --             --         9/30/99
Net asset value, beginning of period             $7.92           $9.68         $12.40         $11.94
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....                --           (0.01)         (0.04)         (0.05)
   Net realized and unrealized
     gains (losses) on investments .              0.25           (1.71)         (1.90)          1.29
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........              0.25           (1.72)         (1.94)          1.24
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........              0.03              --             --             --
   Net realized gains ..............                --            0.04           0.78           0.78
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................              0.03            0.04           0.78           0.78
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....             $8.14           $7.92          $9.68         $12.40
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................              3.10%        (17.90%)        (16.70%)        10.53%
--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ...            $1,413         $1,097            $982           $847
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* .              0.05%          (0.08%)        (0.34%)        (0.41%)
     Net expenses* .................              1.84%           1.76%          1.83%          1.80%
     Gross expenses* ...............              1.84%           1.76%          1.84%          1.80%
   Portfolio turnover rate .........                16%             39%            52%            49%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     CLASS  Y(D)
----------------------------------------------------------------------------------------------------------------------------------
                                             3/31/03(b)   9/30/02(b)   9/30/01(b)        9/30/00(b)      9/30/99(b)   9/30/98(b,h)

INCEPTION DATE                                     --           --            --               --              --        1/5/98
Net asset value, beginning of period            $8.77       $10.65        $13.41           $12.74          $10.38        $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....             0.05         0.10          0.08             0.08            0.08          0.08
   Net realized and unrealized
     gains (losses) on investments .             0.26        (1.89)        (2.06)            1.37            2.76          0.30
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........             0.31        (1.79)        (1.98)            1.45            2.84          0.38
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........             0.11         0.05            --               --            0.08            --
   Net realized gains ..............               --         0.04          0.78             0.78            0.40            --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................             0.11         0.09          0.78             0.78            0.48            --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....            $8.97        $8.77        $10.65           $13.41          $12.74        $10.38
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................             3.49%      (17.03%)      (15.69%)          11.56%          27.85%         3.80%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ...           $4,378       $4,227        $5,686           $3,769          $2,292        $1,580
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* .             1.07%        0.91%         0.67%            0.61%           0.68%         0.98%
     Net expenses* .................             0.84%        0.77%         0.83%            0.80%           0.81%         0.81%
     Gross expenses* ...............             0.84%        0.77%         0.84%            0.80%           0.82%         0.81%
   Portfolio turnover rate .........               16%          39%           52%              49%             31%           40%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------



GE MID-CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                          3/31/03(b)   9/30/02(b)       9/30/01(b)      9/30/00(b)      9/30/99(b,c)     9/30/98(b)
INCEPTION DATE                                 --            --              --              --                --           9/8/93
Net asset value, beginning of period        $7.53         $8.88          $12.57           $9.42             $8.27          $17.61
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....        (0.01)        (0.04)           0.00(g)         0.01             (0.04)          (0.04)
   Net realized and unrealized
        gains (losses) on ..........        (0.12)        (1.31)          (2.40)           3.14              1.19           (1.86)
        investments
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........        (0.13)        (1.35)          (2.40)           3.15              1.15           (1.90)
LESS DISTRIBUTIONS FROM:
   Net realized gains ..............           --            --            1.23              --                --            7.37
   Return of capital ...............           --            --            0.06              --                --            0.07
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................           --          0.00            1.29              --                --            7.44
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....        $7.40         $7.53           $8.88          $12.57             $9.42           $8.27
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................        (1.73%       (15.20%)        (20.89%)         33.44%            13.91%         (16.11%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands).......................      $20,533       $20,952         $21,857          $23,94           $15,943         $10,134
   Ratios to average net assets:
     Net investment income (loss)* .        (0.37%)       (0.48)           0.00%**         0.12%            (0.41%)         (0.35%)
     Net expenses* .................         1.15%         1.13%           1.14%           1.15%             1.38%           1.40%
     Gross expenses* ...............         1.20%         1.13%           1.17%           1.25%             1.46%           1.45%
   Portfolio turnover rate .........           19%           48%             51%             47%               48%             13%


GE MID-CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS B
-------------------------------------------------------------------------------------------------------------------------------
                                          3/31/03(b)     9/30/02(b)       9/30/01(b)      9/30/00(b)    9/30/99(b)   9/30/98(b)
INCEPTION DATE                                  --             --                --             --            --       9/8/93
Net asset value, beginning of period         $6.86          $8.14            $11.71          $8.84         $7.80       $17.11
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....         (0.04)         (0.10)           (0.07)          (0.07)        (0.08)       (0.08)
   Net realized and unrealized
        gains (losses) on ..........         (0.11)         (1.18)           (2.21)           2.94          1.12        (1.79)
        investments
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........         (0.15)         (1.28)            (2.28)          2.87          1.04        (1.87)
LESS DISTRIBUTIONS FROM:
   Net realized gains ..............            --             --              1.23             --            --         7.40
   Return of capital ...............            --             --              0.06             --            --         0.04
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................            --             --              1.29             --            --         7.44
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....         $6.71          $6.86             $8.14         $11.71         $8.84        $7.80
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................         (2.19%)       (15.72%)          (21.45%)        32.47%        13.33%      (16.62%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands).......................        $4,123         $4,883           $10,064        $16,908       $18,073      $22,038
   Ratios to average net assets:
     Net investment income (loss)* .         (1.13%)        (1.22%)           (0.73%)        (0.65%)       (0.91%)      (0.86%)
     Net expenses* .................          1.90%          1.88%             1.89%          1.90%         1.90%        1.90%
     Gross expenses* ...............          1.95%          1.88%             1.93%          2.00%         1.97%        1.93%
   Portfolio turnover rate .........            19%            48%               51%            47%           48%          13%


---------------------------------------------------------------------------------------------------------
                                                                       CLASS C (LEVEL LOAD)
---------------------------------------------------------------------------------------------------------
                                                 3/31/03(b)      9/30/02(b)  9/30/01(b)      9/30/00(b)
INCEPTION DATE ................................        --              --          --          9/30/99
Net asset value, beginning of period ..........     $6.84           $8.14       $11.7            $8.84
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...............     (0.04)          (0.10)      (0.08)           (0.07)
   Net realized and unrealized
     gains (losses) on investments ............     (0.09)          (1.20)      (2.20)            2.94
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ......................     (0.13)          (1.30)      (2.28)            2.87
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains .........................        --              --        1.23               --
   Return of capital ..........................        --              --        0.06               --
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................        --              --        1.29               --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................     $6.71           $6.84       $8.14           $11.71
---------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................     (1.90%)        (15.97%)    (21.44%)          32.47%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ..............      $410            $272        $246             $186
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ............     (1.10%)         (1.23%)     (0.79%)          (0.60%)
     Net expenses* ............................      1.90%           1.88%       1.88%            1.90%
     Gross expenses* ..........................      1.96%           1.88%       1.91%            2.00%
   Portfolio turnover rate ....................        19%             48%         51%              47%


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS Y(D)
------------------------------------------------------------------------------------------------------------------------------------
                                                 3/31/03(b)     9/30/02(b)     9/30/01(b)     9/30/00(b)   9/30/99(b)   9/30/98(b,h)
INCEPTION DATE ................................        --             --             --            --           --         1/5/98
Net asset value, beginning of period ..........     $8.28          $9.74         $13.35         $9.98         $8.7         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...............        --          (0.02)          0.00          0.03         0.01           0.01
   Net realized and unrealized
     gains (losses) on investments ............     (0.14)         (1.44)         (2.32)         3.34         1.26          (1.30)
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ......................     (0.14)         (1.46)         (2.32)         3.37         1.27          (1.29)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net realized gains .........................        --             --           1.23            --           --             --
   Return of capital ..........................        --             --           0.06            --           --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................        --             --           1.29            --           --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................     $8.14          $8.28          $9.74        $13.35         $9.9          $8.71
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................     (1.69%)       (14.99%)       (18.87%)       33.77%       14.58%        (12.90%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ..............       $59            $55            $40           $14         $783           $471
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ............     (0.12%)        (0.23%)         0.01%         0.26%        0.09%          0.21%
     Net expenses* ............................      0.90%          0.88%          0.88%         0.90%        0.90%          0.89%
     Gross expenses* ..........................      0.96%          0.88%          0.89%         1.01%        0.97%          0.89%
   Portfolio turnover rate ....................        19%            48%            51%           47%          48%            13%

-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE MID-CAP VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------
                                                                              CLASS A
----------------------------------------------------------------------------------------------------------
                                              3/31/03(b)    9/30/02(b)       9/30/01(b)      9/30/00(b)
INCEPTION DATE ...............................       --             --              --              --
Net asset value, beginning of period .........    $8.87          $9.97          $10.60           $9.83
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ..............     0.03           0.02            0.03            0.06
   Net realized and unrealized
        gains (losses) on investments ........    (0.02)         (0.91)          (0.60)           0.78
----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .....................     0.01          (0.89)          (0.57)           0.84
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................     0.03           0.06              --            0.07
   Net realized gains ........................       --           0.15            0.06              --
TOTAL DISTRIBUTIONS ..........................     0.03           0.21            0.06            0.07
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $8.85          $8.87           $9.97          $10.60
----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................     0.08%         (9.29%)         (5.42%)          8.55%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands) ................................   $2,928         $2,915          $2,145          $1,911
   Ratios to average net assets:
     Net investment income (loss)* ...........     0.59%          0.16%           0.26%           0.54%
     Net expenses* ...........................     1.30%          1.30%           1.27%           1.23%
     Gross expenses* .........................     1.56%          1.48%           1.27%           1.34%
   Portfolio turnover rate ...................       11%            36%            101%             35%

GE MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------------------------
                                                                               CLASS B
--------------------------------------------------------------------------------------------------------------------
                                                3/31/03(b)    9/30/02(b)      9/30/01(b)     9/30/00(b)  9/30/99(b,i)
INCEPTION DATE ...............................       --            --              --             --      12/31/98
Net asset value, beginning of period .........    $8.70         $9.80          $10.50          $9.77       $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ..............    (0.01)        (0.06)          (0.05)         (0.02)       (0.02)
   Net realized and unrealized
        gains (losses) on investments ........     0.01         (0.89)          (0.59)          0.77        (0.21)
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .....................       --         (0.95)          (0.64)          0.75        (0.23)
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................       --            --              --           0.02           --
   Net realized gains ........................       --          0.15            0.06             --           --
TOTAL DISTRIBUTIONS ..........................       --          0.15            0.06           0.02           --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............    $8.70         $8.70           $9.80          $10.5        $9.77
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................     0.00%        (9.96%)         (6.14%)         7.69%       (2.30%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands) ................................     $364          $410            $434           $298         $177
   Ratios to average net assets:
     Net investment income (loss)* ...........    (0.17%)       (0.58%)         (0.49%)        (0.19%)      (0.21%)
     Net expenses* ...........................     2.05%         2.05%           2.02%          1.98%        1.90%
     Gross expenses* .........................     2.31%         2.20%           2.02%          2.09%        2.38%
   Portfolio turnover rate ...................       11%           36%            101%            35%          17%

------------------------------------------------------------------------------------------------------
                                                                    CLASS C (LEVEL LOAD)
------------------------------------------------------------------------------------------------------
                                               3/31/03(b)    9/30/02(b)     9/30/01(b)     9/30/00(b)
INCEPTION DATE                                      --            --           --            9/30/99
Net asset value, beginning of period ..........  $8.65          $9.75      $10.44             $9.77
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...............  (0.01)         (0.06)      (0.05)            (0.02)
   Net realized and unrealized
        gains (losses) on investments .........     --          (0.89)      (0.58)             0.77
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ......................  (0.01)         (0.95)      (0.63)             0.75
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................     --             --          --              0.08
   Net realized gains .........................     --           0.15        0.06                --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................     --           0.15        0.06              0.08
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................  $8.64          $8.65       $9.75            $10.44
------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................. (0.12%)        (10.01%)     (6.08%)            7.69%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in  thousands) ..   $406           $527        $804              $590
   Ratios to average net assets:
     Net investment income (loss)* ............  (0.19%)        (0.57%)     (0.50%)           (0.23%)
     Net expenses* ............................   2.05%          2.03%       2.02%             1.99%
     Gross expenses* ..........................   2.30%          2.14%       2.02%             2.09%
   Portfolio turnover rate ....................     11%            36%        101%               35%

-----------------------------------------------------------------------------------------------------------------------
                                                                               CLASS Y(D)
-----------------------------------------------------------------------------------------------------------------------
                                              3/31/03(b)     9/30/02(b)      9/30/01(b)    9/30/00(b)       9/30/99(b,i)
INCEPTION DATE                                     --           --                --            --            12/31/98
Net asset value, beginning of period .......... $8.89        $9.99            $10.61         $9.84              $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...............  0.04         0.04              0.06          0.08                0.06
   Net realized and unrealized
        gains (losses) on investments ......... (0.02)       (0.91)            (0.60)         0.78               (0.22)
-----------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ......................  0.02        (0.87)            (0.54)         0.86               (0.16)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ......................  0.05         0.08              0.02          0.09                  --
   Net realized gains .........................    --         0.15              0.06            --                  --
-----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...........................  0.05         0.23              0.08          0.09                  --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ................ $8.86        $8.89             $9.99        $10.61               $9.84
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..............................  0.22%       (9.08%)           (5.15%)        8.72%              (1.60%)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in  thousands) ..$9,496       $9,476           $10,421       $10,990             $10,103
   Ratios to average net assets:
     Net investment income (loss)* ............  0.83%        0.42%             0.50%         0.81%               0.79%
     Net expenses* ............................  1.05%        1.05%             1.02%         0.97%               0.90%
     Gross expenses* ..........................  1.31%        1.19%             1.02%         1.09%               1.36%
   Portfolio turnover rate ....................    11%          36%              101%           35%                 17%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED
--------------------------------------------------------------------------------


GE SMALL-CAP VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS A
----------------------------------------------------------------------------------------------------------------------------------
                                                      3/31/03(b)    9/30/02(b)       9/30/01(b)       9/30/00(b)     9/30/99(b,c)
INCEPTION DATE                                             --            --              --                --           9/30/98
Net asset value, beginning of period                   $11.49        $13.74          $13.60            $12.16            $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss)                          0.01         (0.01)           0.05              0.00(g)         (0.02)
   Net realized and unrealized
        gains (losses) on investments                  (0.92)         (0.11)           0.56              3.10             2.24
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS                               (0.91)         (0.12)           0.61              3.10             2.22
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --           0.05              --                --             0.03
   Net realized gains                                     --           2.08            0.47              1.66             0.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       --           2.13            0.47              1.66             0.06
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $10.58         $11.49          $13.74            $13.60           $12.16
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                       (7.92%)        (2.92%)          4.70%            27.80%           22.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands)          $41,296        $44,547         $32,918           $29,228          $14,561
   Ratios to average net assets:
     Net investment income (loss)*                      0.12%         (0.05%)          0.36%             0.02%           (0.15%)
     Net expenses*                                      1.15%          1.15%           1.12%             1.10%            1.15%
     Gross expenses*                                    1.16%          1.17%           1.17%             1.11%            1.41%
   Portfolio turnover rate                                64%           138%            146%              219%             182%


GE SMALL-CAP VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS B
----------------------------------------------------------------------------------------------------------------------------------
                                                    3/31/03(b)        9/30/02(b)       9/30/01(b)     9/30/00(b)        9/30/99(b)
INCEPTION DATE                                          --                 --               --            --             9/30/98
Net asset value, beginning of period .............  $11.16             $13.44           $13.41        $12.09              $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ..................   (0.03)             (0.10)           (0.05)        (0.10)              (0.06)
   Net realized and unrealized
        gains (losses) on investments ............   (0.89)             (0.10)            0.55          3.08                2.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .........................   (0.92)             (0.20)            0.50          2.98                2.13
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      --                 --               --            --                0.01
   Net realized gains ............................      --               2.08             0.47          1.66                0.03
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      --               2.08             0.47          1.66                0.04
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................  $10.24             $11.16           $13.44        $13.41              $12.09
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................................   (8.24%)            (3.58%)           4.00%        26.77%              21.37%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ...... $15,274            $15,984          $13,320       $11,853              $8,505
   Ratios to average net assets:
     Net investment income (loss)* ...............   (0.63%)            (0.80%)          (0.40%)       (0.75%)             (0.56%)
     Net expenses* ...............................    1.90%              1.90%            1.88%         1.85%               1.90%
     Gross expenses* .............................    1.91%              1.92%            1.92%         1.86%               2.19%
   Portfolio turnover rate .......................      64%               138%             146%          219%                182%

-------------------------------------------------------------------------------------------------------------------
                                                                            CLASS C (LEVEL LOAD)
-------------------------------------------------------------------------------------------------------------------
                                                   3/31/03(b)       9/30/02(b)       9/30/01(b)        9/30/00(b)
INCEPTION DATE                                          --               --               --              9/30/99
Net asset value, beginning of period .............  $11.14           $13.44           $13.41               $12.09
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ..................   (0.03)           (0.10)           (0.06)               (0.10)
   Net realized and unrealized
        gains (losses) on investments ............   (0.90)           (0.09)            0.56                 3.08
-------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .........................   (0.93)           (0.19)            0.50                 2.98
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................      --             0.03               --                   --
   Net realized gains ............................      --             2.08             0.47                 1.66
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................      --             2.11             0.47                 1.66
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................  $10.21           $11.14           $13.44               $13.41
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................................   (8.27%)          (3.63%)           4.00%               26.77%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......  $6,920           $5,002             $455                 $159
   Ratios to average net assets:
     Net investment income (loss)* ...............   (0.62%)          (0.79%)          (0.45%)              (0.76%)
     Net expenses* ...............................    1.90%            1.90%            1.88%                1.85%
     Gross expenses* .............................    1.92%            1.97%            1.94%                1.86%
   Portfolio turnover rate .......................      64%             138%             146%                 219%

-------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS Y(D)
-------------------------------------------------------------------------------------------------------------------------------
                                                       3/31/03(b)    9/30/02(b)       9/30/01(b)      9/30/00(b)     9/30/99(b)
INCEPTION DATE                                               --            --               --             --         9/30/98
Net asset value, beginning of period .............       $11.59        $13.85           $13.66         $12.18         $10.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss) ..................         0.02          0.03             0.09           0.05           0.05
   Net realized and unrealized
        gains (losses) on investments ............        (0.93)        (0.12)            0.57           3.09           2.19
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .........................        (0.91)        (0.09)            0.66           3.14           2.24
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................           --          0.09               --             --           0.03
   Net realized gains ............................           --          2.08             0.47           1.66           0.03
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................           --          2.17             0.47           1.66           0.06
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...................       $10.68        $11.59           $13.85         $13.66         $12.18
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .................................        (7.77%)       (2.71%)           5.06%         28.11%         22.53%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ......       $9,693        $8,759           $5,892        $10,934           $293
   Ratios to average net assets:
     Net investment income (loss)* ...............         0.38%         0.22%            0.65%          0.35%          0.41%
     Net expenses* ...............................         0.90%         0.90%            0.87%          0.83%          0.90%
     Gross expenses* .............................         0.91%         0.94%            0.91%          0.83%          1.17%
   Portfolio turnover rate .......................           64%          138%             146%           219%           182%

-------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE GLOBAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                               3/31/03(b)    9/30/02(b)    9/30/01(b)    9/30/00(b)   9/30/99(b,c)    9/30/98(b)
INCEPTION DATE                                     --           --              --           --             --           1/5/93
Net asset value, beginning of period .........  $13.3       $16.58          $27.18       $25.86         $19.72           $24.81
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ..............   0.01         0.05            0.08         0.03           0.06             0.05
   Net realized and unrealized
     gains (losses) on investments ...........   0.08        (3.16)          (6.26)        3.61           7.05            (2.65)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .....................   0.09        (3.11)          (6.18)        3.64           7.11            (2.60)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................   0.07         0.06              --           --             --             0.02
   Net realized gains ........................     --         0.02            4.42         2.32           0.97             2.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................   0.07         0.08            4.42         2.32           0.97             2.49
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............  $13.4       $13.39          $16.58       $27.18         $25.86           $19.72
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................   0.60%      (18.89%)        (26.69%)      14.45%         36.89%          (10.86%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ..........................$23,665      $25,641         $42,200      $49,784        $39,245          $28,412
   Ratios to average net assets:
     Net investment income (loss)* ...........   0.08%        0.30%           0.39%        0.11%          0.23%            0.22%
     Net expenses* ...........................   1.35%        1.27%           1.34%        1.31%          1.35%            1.34%
     Gross expenses* .........................   1.35%        1.27%           1.35%        1.31%          1.37%            1.35%
   Portfolio turnover rate ...................     19%          51%             62%          77%            64%              71%

GE GLOBAL EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                                  3/31/03(b)    9/30/02(b)    9/30/01(b)   9/30/00(b)   9/30/99(b)     9/30/98(b)
INCEPTION DATE                                         --            --             --          --           --         12/22/93
Net asset value, beginning of period .........      $12.4        $15.52         $25.90      $24.92       $19.17           $24.32
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ..............      (0.04)        (0.07)         (0.08)      (0.16)       (0.12)           (0.11)
   Net realized and unrealized
     gains (losses) on investments ...........       0.07         (2.95)         (5.88)       3.46         6.84            (2.57)
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .....................       0.03         (3.02)         (5.96)       3.30         6.72            (2.68)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .....................        --             --             --          --           --              --
   Net realized gains ........................        --           0.02           4.42        2.32         0.97            2.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..........................        --           0.02           4.42        2.32         0.97            2.47
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ...............     $12.5         $12.48         $15.52      $25.90       $24.92          $19.17
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) .............................      0.24%        (19.48%)       (27.24%)     13.56%       35.85%         (11.44%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ..........................      $938           $906         $1,327      $2,384       $1,477            $989
   Ratios to average net assets:
     Net investment income (loss)* ...........     (0.66%)        (0.46%)        (0.42%)     (0.60%)      (0.51%)         (0.48%)
     Net expenses* ...........................      2.10%          2.03%          2.09%       2.06%        2.10%           2.10%
     Gross expenses* .........................      2.10%          2.03%          2.10%       2.06%        2.12%           2.45%
   Portfolio turnover rate ...................        19%            51%            62%         77%          64%             71%

--------------------------------------------------------------------------------------------------------
                                                                       CLASS C (LEVEL LOAD)
--------------------------------------------------------------------------------------------------------
                                                 3/31/03(b)     9/30/02(b)     9/30/01(b)     9/30/00(b)
INCEPTION DATE ....................                    --             --             --        9/30/99
Net asset value, beginning of perio                $12.47         $15.51         $25.90         $24.92
INCOME (LOSS) FROM INVESTMENT
OPERATIONS: .......................
   Net investment income (loss)                     (0.04)         (0.06)         (0.07)         (0.13)
   Net realized and unrealized ....
     gains (losses) on investments                   0.17          (2.96)         (5.90)          3.43
--------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM ..........
   INVESTMENT OPERATIONS                             0.13          (3.02)         (5.97)          3.30
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM: ..........
   Net investment income ..........                    --             --             --             --
   Net realized gains .............                    --           0.02           4.42           2.32
TOTAL DISTRIBUTIONS ...............                    --           0.02           4.42           2.32
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....                $12.60         $12.47         $15.51         $25.90
--------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                                     1.04%        (19.50%)       (27.27%)       13.56%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period ......
     (in thousands)                                  $297           $293           $279           $180
   Ratios to average net assets: ..
     Net investment income (loss)*                  (0.66%)        (0.39%)        (0.36%)        (0.49%)
     Net expenses* ................                  2.10%          2.02%          2.09%          2.05%
     Gross expenses* ..............                  2.10%          2.02%          2.10%          2.05%
   Portfolio turnover rate                             19%            51%            62%            77%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS Y(D)
----------------------------------------------------------------------------------------------------------------------------------
                                           3/31/03(b)     9/30/02(b)      9/30/01(b)     9/30/00(b)    9/30/99(b)      9/30/98(b)
INCEPTION DATE ....................              --             --              --             --             --         11/29/93
Net asset value, beginning of perio          $13.45         $16.66          $27.22         $25.84         $19.72         $24.83
INCOME (LOSS) FROM INVESTMENT
OPERATIONS: .......................
   Net investment income (loss)                0.02           0.09            0.10           0.11           0.12           0.09
   Net realized and unrealized ....
     gains (losses) on investments             0.09           (3.16)         (6.24)          3.59           7.04          (2.63)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM ..........
   INVESTMENT OPERATIONS                       0.11           (3.07)         (6.14)          3.70           7.16          (2.54)
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM: ..........
   Net investment income ..........            0.11           0.12              --             --           0.07           0.10
   Net realized gains .............              --           0.02            4.42           2.32           0.97           2.47
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............            0.11           0.14            4.42           2.32           1.04           2.57
NET ASSET VALUE, END OF PERIOD ....          $13.45         $13.45          $16.66         $27.22         $25.84         $19.72
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A)                               0.72%        (18.65%)        (26.50%)        14.75%         37.20%        (10.59%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period ......
     (in thousands)                         $10,809        $10,516         $13,068        $30,956        $23,086        $15,039
   Ratios to average net assets: ..
     Net investment income (loss)*             0.34%          0.56%           0.48%          0.38%          0.50%          0.37%
     Net expenses* ................            1.10%          1.02%           1.09%          1.06%          1.10%          1.07%
     Gross expenses* ..............            1.10%          1.02%           1.10%          1.06%          1.12%          1.07%
   Portfolio turnover rate                       19%            51%             62%            77%            64%            71%

----------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                         3/31/03(b)    9/30/02(b)    9/30/01(b)        9/30/00(b)      9/30/99(b,c)     9/30/98(b)
INCEPTION DATE .....................           --            --            --                --               --          3/2/94
Net asset value, beginning of period        $9.41        $11.87        $19.24            $18.33           $15.11          $20.36
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....         0.01          0.06          0.11              0.07             0.05            0.09
   Net realized and unrealized
     gains (losses) on investments .        (0.66)        (2.44)        (5.64)             1.83             3.74           (1.60)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........        (0.65)        (2.38)        (5.53)             1.90             3.79           (1.51)
LESS DISTRIBUTIONS FROM:
   Net investment income ...........         0.07          0.08            --                --               --              --
   Net realized gains ..............           --            --          1.84              0.99             0.57            3.74
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................         0.07          0.08          1.84              0.99             0.57            3.74
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....        $8.69         $9.41        $11.87            $19.24           $18.33          $15.11
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................        (7.04%)      (20.28%)      (31.34%)           10.50%           25.48%          (8.71%)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................      $20,521       $19,773       $33,328           $40,282          $32,938          $6,114
   Ratios to average net assets:
     Net investment income (loss)* .         0.11%         0.50%         0.71%             0.33%            0.29%           0.50%
     Net expenses* .................         1.35%         1.35%         1.34%             1.33%            1.35%           1.35%
     Gross expenses* ...............         1.36%         1.38%         1.34%             1.33%            1.39%           1.42%
   Portfolio turnover rate .........           28%           53%           68%               76%              51%             93%

GE INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                           3/31/03(b)     9/30/02(b)      9/30/01(b)        9/30/00(b)    9/30/99(b)     9/30/98(b)
INCEPTION DATE .....................             --             --               --               --            --          3/2/94
Net asset value, beginning of period          $8.86         $11.18           $18.36           $17.66        $14.68         $20.02
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ....          (0.03)         (0.03)           (0.02)           (0.08)        (0.07)         (0.05)
   Net realized and unrealized
     gains (losses) on investments .          (0.63)         (2.29)           (5.32)            1.77          3.62          (1.55)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........          (0.66)         (2.32)           (5.34)            1.69          3.55          (1.60)
LESS DISTRIBUTIONS FROM:
   Net investment income ...........             --             --               --               --            --             --
   Net realized gains ..............             --             --             1.84             0.99          0.57           3.74
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................             --             --             1.84             0.99          0.57           3.74
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....          $8.20          $8.86           $11.18           $18.36        $17.66         $14.68
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................          (7.34%)       (20.84%)         (31.92%)           9.68%        24.56%         (9.39%)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................           $721           $784           $1,166           $1,828        $1,488           $948
   Ratios to average net assets:
     Net investment income (loss)* .          (0.75%)        (0.24%)          (0.13%)          (0.39%)       (0.40%)        (0.26%)
     Net expenses* .................           2.10%          2.10%            2.09%            2.08%         2.10%          2.10%
     Gross expenses* ...............           2.11%          2.14%            2.09%            2.08%         2.14%          2.59%
   Portfolio turnover rate .........             28%            53%              68%              76%           51%            93%

-----------------------------------------------------------------------------------------------------------
                                                                           CLASS C (LEVEL LOAD)
-----------------------------------------------------------------------------------------------------------
                                                   3/31/03(b)      9/30/02(b)     9/30/01(b)    9/30/00(b)
INCEPTION DATE                                           --             --             --       9/30/99
Net asset value, beginning of period ..............   $8.85         $11.18         $18.37        $17.66
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...................   (0.03)         (0.01)         (0.01)        (0.06)
   Net realized and unrealized
     gains (losses) on investments ................   (0.57)         (2.32)         (5.34)         1.76
-----------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..........................   (0.60)         (2.33)         (5.35)         1.70
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................    0.02             --             --            --
   Net realized gains .............................      --             --           1.84          0.99
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................    0.02             --           1.84          0.99
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $8.23          $8.85         $11.18        $18.37
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..................................   (6.85%)       (20.91%)       (31.86%)        9.68%
-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ...............................    $734           $394           $246          $283
   Ratios to average net assets:
     Net investment income (loss)* ................   (0.63%)        (0.12%)        (0.06%)       (0.29%)
     Net expenses* ................................    2.10%          2.10%          2.09%         2.07%
     Gross expenses* ..............................    2.11%          2.15%          2.09%         2.07%
   Portfolio turnover rate ........................      28%            53%            68%           76%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                       CLASS Y(D)
----------------------------------------------------------------------------------------------------------------------------------
                                                   3/31/03(b)      9/30/02(b)  9/30/01(b)     9/30/00(b)   9/30/99(b)   9/30/98(b)
INCEPTION DATE                                           --              --          --             --           --       3/2/94
Net asset value, beginning of period ..............   $9.53          $12.02      $19.42         $18.44       $15.18       $20.43
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) ...................    0.01            0.09        0.16           0.16         0.11         0.01
   Net realized and unrealized
     gains (losses) on investments ................   (0.65)          (2.46)      (5.72)          1.81         3.73        (1.46)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ..........................   (0.64)          (2.37)      (5.56)          1.97         3.84        (1.45)
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................    0.10            0.12          --             --         0.01         0.06
   Net realized gains .............................      --              --        1.84           0.99         0.57         3.74
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................    0.10            0.12        1.84           0.99         0.58         3.80
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $8.79           $9.53      $12.02         $19.42       $18.44       $15.18
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ..................................   (6.74%)        (20.05%)    (31.22%)        10.77%       25.72%       (8.34%)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ............................... $24,390         $24,997     $31,781        $38,241      $21,952      $15,367
   Ratios to average net assets:
     Net investment income (loss)* ................    0.25%           0.75%       1.03%          0.75%        0.60%        0.08%
     Net expenses* ................................    1.10%           1.10%       1.09%          1.08%        1.10%        1.04%
     Gross expenses* ..............................    1.11%           1.14%       1.09%          1.08%        1.14%        1.06%
   Portfolio turnover rate ........................      28%             53%         68%            76%          51%          93%

--------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE PREMIER GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                                         3/31/03(b)        9/30/02(b)         9/30/01(b)      9/30/00(b)    9/30/99(b,c)  9/30/98(b)
INCEPTION DATE                                --                 --                 --              --             --     12/31/96
Net asset value, beginning of period      $18.50             $22.63             $31.38          $27.50         $20.44       $18.35
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....      (0.01)             (0.08)             (0.09)          (0.07)         (0.08)        0.03
   Net realized and unrealized
        gains (losses) on investments       0.86              (3.32)             (7.06)           5.10           7.83         2.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.85              (3.40)             (7.15)           5.03           7.75         2.41
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............         --                 --                 --              --           0.03         0.03
   Net realized gains ...............         --               0.73               1.60            1.15           0.66         0.29
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................         --               0.73               1.60            1.15           0.69         0.32
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $19.35             $18.50             $22.63          $31.38         $27.50       $20.44
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       4.59%            (15.97%)           (23.94%)         18.61%         38.54%       13.35%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....   $158,002           $127,446           $104,215        $128,255        $67,311      $15,044
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..      (0.15%)            (0.36%)            (0.32%)         (0.24%)        (0.29%)       0.17%
     Net expenses* ..................       1.03%              1.05%              1.08%           1.01%          1.10%        1.12%
     Gross expenses* ................       1.03%              1.05%              1.10%           1.01%          1.10%        1.16%
   Portfolio turnover rate ..........          9%                19%                20%             22%            26%          35%


GE PREMIER GROWTH EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                         3/31/03(b)        9/30/02(b)       9/30/01(b)      9/30/00(b)     9/30/99(b)    9/30/98(b)
INCEPTION DATE                                --                --                --              --             --       12/31/96
Net asset value, beginning of period      $17.70            $21.84            $30.55          $27.00         $20.20        $18.25
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....      (0.09)            (0.26)            (0.29)          (0.30)         (0.27)        (0.12)
   Net realized and unrealized
        gains (losses) on investments       0.83             (3.15)            (6.82)           5.00           7.73          2.36
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.74             (3.41)            (7.11)           4.70           7.46          2.24
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............         --                --                --              --             --            --
   Net realized gains ...............         --              0.73              1.60            1.15           0.66          0.29
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................         --              0.73              1.60            1.15           0.66          0.29
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $18.44            $17.70            $21.84          $30.55         $27.00        $20.20
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       4.18%           (16.61%)          (24.48%)         17.70%         37.53%        12.47%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....    $26,692           $25,900           $32,761         $41,795        $15,501        $2,076
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..      (0.90%)           (1.13%)           (1.07%)         (0.98%)        (1.03%)       (0.62%)
     Net expenses* ..................       1.78%             1.81%             1.83%           1.75%          1.84%         1.90%
     Gross expenses* ................       1.78%             1.81%             1.85%           1.75%          1.84%         2.27%
   Portfolio turnover rate ..........          9%               19%               20%             22%            26%           35%

--------------------------------------------------------------------------------------------------------------
                                                                       CLASS C (LEVEL LOAD)
--------------------------------------------------------------------------------------------------------------
                                                3/31/03(b)       9/30/02(b)        9/30/01(b)      9/30/00(b)
INCEPTION DATE ......................                 --                --               --          9/30/99
Net asset value, beginning of period              $17.69            $21.84           $30.55           $27.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....              (0.09)            (0.23)           (0.29)           (0.31)
   Net realized and unrealized
        gains (losses) on investments               0.85             (3.19)           (6.82)            5.01
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............               0.76             (3.42)           (7.11)            4.70
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............                 --                --               --               --
   Net realized gains ...............                 --              0.73             1.60             1.15
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................                 --              0.73             1.60             1.15
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......             $18.45            $17.69           $21.84           $30.55
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................               4.30%           (16.66%)         (24.48%)          17.66%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $22,865           $14,003           $3,933           $3,134
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..              (0.90%)           (1.04%)          (1.08%)          (0.98%)
     Net expenses* ..................               1.78%             1.77%            1.84%            1.75%
     Gross expenses* ................               1.78%             1.77%            1.87%            1.75%
   Portfolio turnover rate ..........                  9%               19%              20%              22%

-----------------------------------------------------------------------------------------------------------------------------------
                                                                             CLASS Y(D)
-----------------------------------------------------------------------------------------------------------------------------------
                                      3/31/03(b)       9/30/02(b)      9/30/01(b)        9/30/00(b)     9/30/99(b)       9/30/98(b)
INCEPTION DATE ......................        --               --              --                --             --          12/31/96
Net asset value, beginning of period     $18.72           $22.84          $31.58            $27.60         $20.50           $18.38
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....      0.01            (0.03)          (0.02)             0.00(g)       (0.01)            0.09
   Net realized and unrealized
        gains (losses) on investments      0.88            (3.36)          (7.12)             5.13           7.84             2.37
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............      0.89            (3.39)          (7.14)             5.13           7.83             2.46
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............        --               --              --                --           0.07             0.05
   Net realized gains ...............        --             0.73            1.60              1.15           0.66             0.29
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................        --             0.73            1.60              1.15           0.73             0.34
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......    $19.61           $18.72          $22.84            $31.58         $27.60           $20.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................      4.75%          (15.78%)        (23.75%)           18.87%         38.92%           13.65%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....   $56,718          $47,446         $47,064           $33,089        $20,704           $7,580
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..      0.10%           (0.11%)         (0.09%)            0.01%         (0.03%)           0.47%
     Net expenses* ..................      0.78%            0.80%           0.84%             0.76%          0.85%            0.88%
     Gross expenses* ................      0.78%            0.80%           0.87%             0.76%          0.85%            0.89%
   Portfolio turnover rate ..........         9%              19%             20%               22%            26%              35%

-------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER RESEARCH EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
-------------------------------------------------------------------------------------------------------------------------------
                                               3/31/03(b)      9/30/02(b)       9/30/01(b)         9/30/00(b,f)      3/31/03(b)
INCEPTION DATE ......................                --              --               --              4/28/00              --
Net asset value, beginning of period              $5.87           $7.32            $9.90              $10.00            $5.77
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....              0.01            0.01            (0.00)(g)            0.00(g)         (0.01)
   Net realized and unrealized
        gains (losses) on investments              0.14           (1.46)           (2.46)              (0.10)            0.15
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............              0.15           (1.45)           (2.46)              (0.10)            0.14
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............              0.02              --             0.01                  --               --
   Net realized gains ...............                --              --             0.11                  --               --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................              0.02              --             0.12                  --               --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......             $6.00           $5.87            $7.32               $9.90            $5.91
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................              2.51%         (19.81%)         (25.11%)             (1.00%)           2.43%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $7,893          $7,850           $9,905             $12,415             $250
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..              0.28%           0.19%           (0.05%)              0.03%           (0.47%)
     Net expenses* ..................              1.20%           1.20%            1.20%               1.20%            1.95%
     Gross expenses* ................              1.66%           1.46%            1.29%               2.33%            2.41%
   Portfolio turnover rate ..........                26%             96%             127%                 39%              26%

GE PREMIER RESEARCH EQUITY FUND
------------------------------------------------------------------------------------------------
                                                            CLASS B
------------------------------------------------------------------------------------------------
                                      3/31/03(b)     9/30/02(b)     9/30/01(b)     9/30/00(b,f)
INCEPTION DATE ......................       --             --             --        4/28/00
Net asset value, beginning of period     $5.77          $7.25          $9.87         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....    (0.01)         (0.04)         (0.07)         (0.04)
   Net realized and unrealized
        gains (losses) on investments     0.15          (1.44)         (2.44)         (0.09)
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............     0.14          (1.48)         (2.51)         (0.13)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       --             --             --             --
   Net realized gains ...............       --             --           0.11             --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       --             --           0.11             --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......    $5.91          $5.77          $7.25          $9.87
------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................     2.43%        (20.41%)       (25.65%)        (1.30%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....     $250           $251           $345           $255
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..    (0.47%)        (0.56%)        (0.82%)        (0.81%)
     Net expenses* ..................     1.95%          1.95%          1.96%          1.95%
     Gross expenses* ................     2.41%          2.21%          1.96%          3.06%
   Portfolio turnover rate ..........       26%            96%           127%            39%

GE PREMIER RESEARCH EQUITY FUND
---------------------------------------------------------------------------------------
                                               CLASS C (LEVEL LOAD)
---------------------------------------------------------------------------------------
                                              9/30/02(b)     9/30/01(b)    9/30/00(b,f)
INCEPTION DATE ......................              --             --        4/28/00
Net asset value, beginning of period            $7.25          $9.87         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....           (0.04)         (0.07)         (0.03)
   Net realized and unrealized
        gains (losses) on investments           (1.44)         (2.44)         (0.10)
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............           (1.48)         (2.51)         (0.13)
---------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............              --             --             --
   Net realized gains ...............              --           0.11             --
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................              --           0.11             --
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......           $5.77          $7.25          $9.87
---------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................          (20.41%)       (25.65%)        (1.30%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $103           $100           $119
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..           (0.56%)        (0.80%)        (0.71%)
     Net expenses* ..................            1.95%          1.95%          1.95%
     Gross expenses* ................            2.25%          2.04%          3.08%
   Portfolio turnover rate ..........              96%           127%            39%

---------------------------------------------------------------------------------------------------
                                                                     CLASS Y
---------------------------------------------------------------------------------------------------
                                             3/31/03(b)   9/30/02(b)     9/30/01(b)    9/30/00(b,f)
INCEPTION DATE ......................             --           --             --        4/28/00
Net asset value, beginning of period           $5.90        $7.33          $9.91        $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....           0.02         0.03           0.02          0.01
   Net realized and unrealized
        gains (losses) on investments           0.14        (1.46)         (2.47)        (0.10)
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............           0.16        (1.43)         (2.45)        (0.09)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............           0.04           --           0.02            --
   Net realized gains ...............             --           --           0.11            --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................           0.04           --           0.13            --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......          $6.02        $5.90          $7.33         $9.91
---------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................           2.67%      (19.51%)       (24.97%)       (0.90%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $61          $60            $74           $99
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..           0.52%        0.44%          0.21%         0.31%
     Net expenses* ..................           0.95%        0.95%          0.95%         0.95%
     Gross expenses* ................           1.43%        1.21%          1.05%         2.09%
   Portfolio turnover rate ..........             26%          96%           127%           39%

------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE PREMIER INTERNATIONAL EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------
                                                                                        CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                3/31/03(b)       9/30/02(b)       9/30/01(b)       9/30/00(b,f)   3/31/03(b)
INCEPTION DATE ......................                --               --               --            4/28/00           --
Net asset value, beginning of period              $4.35            $5.84            $8.70            $10.00         $4.33
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....              0.01             0.04             0.06              0.05         (0.01)
   Net realized and unrealized losses
     on investments .................             (0.13)           (1.47)           (2.83)            (1.35)        (0.13)
----------------------------------------------------------------------------------------------------------------------------
TOTAL LOSS FROM INVESTMENT OPERATIONS             (0.12)           (1.43)           (2.77)            (1.30)        (0.14)
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............              0.04             0.06             0.09                --          0.00(g)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................              0.04             0.06             0.09                --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......             $4.19            $4.35            $5.84             $8.70         $4.19
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................             (2.96%)         (24.79%)         (32.10%)          (13.00%)       (3.18%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $6,166           $5,439           $7,151           $10,339           $86
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..              0.24%            0.62%            0.77%             1.26%        (0.60%)
     Net expenses* ..................              1.30%            1.30%            1.30%             1.30%         2.05%
     Gross expenses* ................              2.01%            1.70%            1.43%             2.56%         2.74%
   Portfolio turnover rate ..........                25%              66%              58%               27%           25%

GE PREMIER INTERNATIONAL EQUITY FUND
---------------------------------------------------------------------------------------------------
                                                                      CLASS B
---------------------------------------------------------------------------------------------------
                                       3/31/03(b)     9/30/02(b)      9/30/01(b)      9/30/00(b,f)
INCEPTION DATE ......................       --              --             --           4/28/00
Net asset value, beginning of period     $4.33           $5.81          $8.67           $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....    (0.01)          (0.01)         (0.00)(g)         0.02
   Net realized and unrealized losses
     on investments .................    (0.13)          (1.47)         (2.80)           (1.35)
---------------------------------------------------------------------------------------------------
TOTAL LOSS FROM INVESTMENT OPERATIONS    (0.14)          (1.48)         (2.80)           (1.33)
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............     0.00(g)           --           0.06               --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       --              --           0.06               --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......    $4.19           $4.33          $5.81            $8.67
---------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................    (3.18%)        (25.47%)       (32.52%)         (13.30%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....      $86             $91           $109             $225
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..    (0.60%)         (0.19%)        (0.04%)           0.38%
     Net expenses* ..................     2.05%           2.05%          2.05%            2.05%
     Gross expenses* ................     2.74%           2.54%          2.22%            3.29%
   Portfolio turnover rate ..........       25%             66%            58%              27%

GE PREMIER INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------
                                                             CLASS C (LEVEL LOAD)
------------------------------------------------------------------------------------------------
                                         3/31/03(b)   9/30/02(b)     9/30/01(b)     9/30/00(b,f)
INCEPTION DATE ......................         --            --            --          4/28/00
Net asset value, beginning of period       $4.32         $5.81         $8.67          $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....      (0.01)        (0.01)        (0.00)(g)        0.02
   Net realized and unrealized losses
     on investments .................      (0.12)        (1.46)        (2.81)          (1.35)
------------------------------------------------------------------------------------------------
TOTAL LOSS FROM INVESTMENT OPERATIONS      (0.13)        (1.47)        (2.81)          (1.33)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............         --          0.02          0.05              --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................         --          0.02          0.05              --
------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......      $4.19         $4.32         $5.81           $8.67
------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................      (3.01%)      (25.45%)      (32.55%)        (13.30%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....        $68           $63           $79             $87
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..      (0.65%)       (0.12%)       (0.01%)          0.54%
     Net expenses* ..................       2.05%         2.05%         2.08%           2.05%
     Gross expenses* ................       2.74%         2.47%         2.08%           3.31%
   Portfolio turnover rate ..........         25%           66%           58%             27%


-------------------------------------------------------------------------------------------------
                                                                     CLASS Y
-------------------------------------------------------------------------------------------------
                                            3/31/03(b)     9/30/02(b)    9/30/01(b)   9/30/00(b,f)
INCEPTION DATE ......................             --            --        4/28/00
Net asset value, beginning of period           $4.36         $5.86         $8.71        $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income (loss) .....           0.01          0.05          0.08          0.06
   Net realized and unrealized losses
     on investments .................          (0.12)        (1.47)        (2.82)        (1.35)
-------------------------------------------------------------------------------------------------
TOTAL LOSS FROM INVESTMENT OPERATIONS          (0.11)        (1.42)        (2.74)        (1.29)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............           0.05          0.08          0.11            --
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................           0.05          0.08          0.11            --
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......          $4.20         $4.36         $5.86         $8.71
-------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................          (2.66%)      (24.66%)      (31.84%)      (12.90%)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $44           $45           $59           $87
   thousands)
   Ratios to average net assets:
     Net investment income (loss)* ..           0.42%         0.87%         1.02%         1.54%
     Net expenses* ..................           1.04%         1.05%         1.05%         1.05%
     Gross expenses* ................           1.74%         1.45%         1.18%         2.31%
   Portfolio turnover rate ..........             25%           66%           58%           27%

------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE PREMIER VALUE EQUITY FUND
----------------------------------------------------------------------------------------------------------------
                                                                                     CLASS A
----------------------------------------------------------------------------------------------------------------
                                                3/31/03(b)       9/30/02(b)        9/30/01(b)       9/30/00(b,f)
INCEPTION DATE ......................                 --               --                --           4/28/00
Net asset value, beginning of period               $7.75            $9.90            $11.08            $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............               0.07             0.12              0.10              0.05
   Net realized and unrealized
        gains (losses) on investments               0.21            (2.18)            (1.08)             1.03
----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............               0.28            (2.06)            (0.98)             1.08
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............               0.14             0.07              0.09                --
   Net realized gains ...............                 --             0.02              0.11                --
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................               0.14             0.09              0.20                --
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......              $7.89            $7.75             $9.90            $11.08
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................               3.49%          (20.95%)           (9.13%)           10.80%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $13,073          $12,488           $14,694           $12,978
   thousands) .......................
   Ratios to average net assets:
     Net investment income* .........               1.62%            1.25%             0.93%             1.25%
     Net expenses* ..................               1.10%            1.10%             1.10%             1.10%
     Gross expenses* ................               1.35%            1.24%             1.14%             2.28%
   Portfolio turnover rate ..........                 34%              60%               96%               34%


GE PREMIER VALUE EQUITY FUND
------------------------------------------------------------------------------------------------------
                                                                   CLASS B
------------------------------------------------------------------------------------------------------
                                              3/31/03(b)     9/30/02(b)     9/30/01(b)   9/30/00(b,f)
INCEPTION DATE ......................               --            --             --        4/28/00
Net asset value, beginning of period             $7.68         $9.82         $11.05         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............             0.04          0.05           0.02           0.02
   Net realized and unrealized
        gains (losses) on investments             0.21         (2.15)         (1.08)          1.03
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............             0.25         (2.10)         (1.06)          1.05
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............             0.07          0.02           0.06             --
   Net realized gains ...............               --          0.02           0.11             --
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................             0.07          0.04           0.17             --
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......            $7.86         $7.68          $9.82         $11.05
------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................             3.22%       (21.47%)        (9.80%)        10.50%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....             $503          $496           $662           $227
   thousands) .......................
   Ratios to average net assets:
     Net investment income* .........             0.88%         0.49%          0.14%          0.46%
     Net expenses* ..................             1.85%         1.85%          1.88%          1.85%
     Gross expenses* ................             2.10%         1.98%          1.88%          3.01%
   Portfolio turnover rate ..........               34%           60%            96%            34%


GE PREMIER VALUE EQUITY FUND
--------------------------------------------------------------------------------------------------
                                                                 CLASS C (LEVEL LOAD)
--------------------------------------------------------------------------------------------------
                                           3/31/03(b)     9/30/02(b)     9/30/01(b)   9/30/00(b,f)
INCEPTION DATE ......................            --            --             --        4/28/00
Net asset value, beginning of period          $7.70         $9.83         $11.05         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............          0.04          0.05           0.02           0.02
   Net realized and unrealized
        gains (losses) on investments          0.20         (2.15)         (1.09)          1.03
--------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............          0.24         (2.10)         (1.07)          1.05
--------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............          0.04          0.01           0.04             --
   Net realized gains ...............            --          0.02           0.11             --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................          0.04          0.03           0.15             --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......         $7.90         $7.70          $9.83         $11.05
--------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................          3.11%       (21.42%)        (9.90%)        10.50%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....          $152          $172           $160           $116
   thousands) .......................                                                .
   Ratios to average net assets:
     Net investment income* .........          0.89%         0.48%          0.16%          0.51%
     Net expenses* ..................          1.85%         1.85%          1.86%          1.85%
     Gross expenses* ................          2.10%         1.99%          1.86%          3.04%
   Portfolio turnover rate ..........            34%           60%            96%            34%

---------------------------------------------------------------------------------------------------
                                                                        CLASS Y
---------------------------------------------------------------------------------------------------
                                            3/31/03(b)    9/30/02(b)     9/30/01(b)   9/30/00(b,f)
INCEPTION DATE ......................             --           --             --        4/28/00
Net asset value, beginning of period           $7.77        $9.92         $11.09         $10.00
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............           0.08         0.15           0.13           0.07
   Net realized and unrealized
        gains (losses) on investments           0.22        (2.18)         (1.09)          1.02
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............           0.30        (2.03)         (0.96)          1.09
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............           0.17         0.10           0.10             --
   Net realized gains ...............             --         0.02           0.11             --
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................           0.17         0.12           0.21             --
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......          $7.90        $7.77          $9.92         $11.09
---------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................           3.63%      (20.71%)        (8.92%)        10.90%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....            $83          $80           $101           $111
   thousands) .......................
   Ratios to average net assets:
     Net investment income* .........           1.87%        1.50%          1.18%          1.52%
     Net expenses* ..................           0.85%        0.85%          0.84%          0.85%
     Gross expenses* ................           1.10%        0.99%          0.91%          2.04%
   Portfolio turnover rate ..........             34%          60%            96%            34%

----------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                 CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                          3/31/03(b)        9/30/02(b)        9/30/01(b)     9/30/00(b)    9/30/99(b,c)  9/30/98(b)
INCEPTION DATE ......................           --                --                --             --             --       1/5/93
Net asset value, beginning of period        $12.75            $12.41            $11.72         $11.76         $12.55       $12.06
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............         0.22              0.55              0.67           0.70           0.64         0.68
   Net realized and unrealized
     gains (losses) on investments ..         0.09              0.35              0.72          (0.03)         (0.79)        0.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............         0.31              0.90              1.39           0.67          (0.15)        1.18
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............         0.23              0.56              0.70           0.71           0.64         0.67
   Net realized gains ...............         0.10                --                --             --             --           --
   In excess of net investment income           --                --                --             --             --         0.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................         0.33              0.56              0.70           0.71           0.64         0.69
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......       $12.73            $12.75            $12.41         $11.72         $11.76       $12.55
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................         2.59%             7.62%            12.12%          5.94%         (1.20%)      10.06%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....     $166,370          $143,442          $129,413       $100,745        $92,217      $49,736
   thousands) .......................
   Ratios to average net assets:
     Net investment income* .........         3.44%             4.45%             5.54%          6.04%          5.27%        5.53%
     Net expenses* ..................         0.80%             0.80%             0.80%          0.80%          0.80%        0.80%
     Gross expenses* ................         0.80%             0.82%             0.81%          0.80%          0.83%        0.83%
   Portfolio turnover rate ..........          169%              308%              270%           219%           246%         219%


GE FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                        3/31/03(b)       9/30/02(b)     9/30/01(b)       9/30/00(b)       9/30/99(b)     9/30/98(b)
INCEPTION DATE ......................          --              --              --              --               --        12/22/93
Net asset value, beginning of period       $12.76          $12.41          $11.73          $11.77           $12.55         $12.06
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............        0.17            0.46            0.58            0.61             0.55           0.58
   Net realized and unrealized
     gains (losses) on investments ..        0.09            0.36            0.71           (0.03)           (0.78)          0.50
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............        0.26            0.82            1.29            0.58            (0.23)          1.08
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............        0.18            0.47            0.61            0.62             0.55           0.57
   Net realized gains ...............        0.10              --              --              --               --             --
   In excess of net investment income          --              --              --              --               --           0.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................        0.28            0.47            0.61            0.62             0.55           0.59
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......      $12.74          $12.76          $12.41          $11.73           $11.77         $12.55
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................        2.21%           6.73%          11.26%           5.15%           (1.85%)         9.24%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ....      $3,901          $3,242          $2,501          $2,042           $2,854         $1,855
   thousands) .......................
   Ratios to average net assets:
     Net investment income* .........        2.69%           3.72%           4.78%           5.24%            4.54%          4.79%
     Net expenses* ..................        1.55%           1.55%           1.55%           1.55%            1.55%          1.55%
     Gross expenses* ................        1.55%           1.57%           1.56%           1.55%            1.58%          1.85%
   Portfolio turnover rate ..........         169%            308%            270%            219%             246%           219%

-------------------------------------------------------------------------------------------------------
                                                                      CLASS C (LEVEL LOAD)
-------------------------------------------------------------------------------------------------------
                                               3/31/03(b)     9/30/02(b)     9/30/01(b)     9/30/00(b)
INCEPTION DATE ......................              --              --              --       9/30/99
Net asset value, beginning of period           $12.76          $12.41          $11.73        $11.77
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............            0.16            0.46            0.58          0.62
   Net realized and unrealized
     gains (losses) on investments ..            0.11            0.36            0.71         (0.04)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............            0.27            0.82            1.29          0.58
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............            0.18            0.47            0.61          0.62
   Net realized gains ...............            0.10              --              --            --
   In excess of net investment income              --              --              --            --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................            0.28            0.47            0.61          0.62
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......          $12.75          $12.76          $12.41        $11.73
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................            2.40%           6.82%          11.28%         5.15%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands) .......................          $2,879          $1,712            $305          $298
   Ratios to average net assets:
     Net investment income* .........            2.63%           3.64%           4.82%         5.40%
     Net expenses* ..................            1.54%           1.54%           1.55%         1.55%
     Gross expenses* ................            1.54%           1.58%           1.56%         1.55%
   Portfolio turnover rate ..........             169%            308%            270%          219%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                CLASS Y(D)
----------------------------------------------------------------------------------------------------------------------------------
                                         3/31/03(b)       9/30/02(b)    9/30/01(b)       9/30/00(b)     9/30/99(b)      9/30/98(b)
INCEPTION DATE ......................         --                --            --               --             --         11/29/93
Net asset value, beginning of period      $12.75            $12.40        $11.71           $11.76         $12.54          $12.05
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............       0.23              0.59          0.70             0.74           0.67            0.71
   Net realized and unrealized
     gains (losses) on investments ..       0.10              0.35          0.72            (0.05)         (0.78)           0.50
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.33              0.94          1.42             0.69          (0.11)           1.21
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       0.25              0.59          0.73             0.74           0.67            0.70
   Net realized gains ...............       0.10                --            --               --             --              --
   In excess of net investment income         --                --            --               --             --            0.02
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.35              0.59          0.73             0.74           0.67            0.72
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $12.73            $12.75        $12.40           $11.71         $11.76          $12.54
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       2.72%             7.81%        12.49%            6.11%         (0.87%)         10.33%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in
   thousands) .......................   $101,561           $86,653       $78,626          $59,259        $36,152         $30,067
   Ratios to average net assets:
     Net investment income* .........       3.70%             4.75%         5.77%            6.34%          5.51%           5.58%
     Net expenses* ..................       0.55%             0.55%         0.55%            0.55%          0.55%           0.55%
     Gross expenses* ................       0.55%             0.57%         0.56%            0.55%          0.58%           0.57%
   Portfolio turnover rate ..........        169%              308%          270%             219%           246%            219%

---------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                       3/31/03(b)        9/30/02(b)     9/30/01(b)     9/30/00(b)       9/30/99(b,c)     9/30/98(b)
INCEPTION DATE ......................        --               --             --              --                --          9/8/93
Net asset value, beginning of period      $8.94            $8.54          $8.06           $8.14             $8.90           $8.53
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............      0.16             0.35           0.46            0.52              0.50            0.56
   Net realized and unrealized
     gains (losses) on investments ..     (0.01)            0.42           0.50           (0.02)            (0.68)           0.39
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............      0.15             0.77           0.96            0.50             (0.18)           0.95
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............      0.16             0.37           0.47            0.58              0.58            0.53
   In excess of net investment income        --               --           0.01              --                --            0.05
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................      0.16             0.37           0.48            0.58              0.58            0.58
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $8.93            $8.94          $8.54           $8.06             $8.14           $8.90
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................      1.75%            9.38%         12.16%           6.48%            (2.01%)         11.61%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................  $209,303         $204,181       $174,496        $102,907           $42,723         $24,541
   Ratios to average net assets:
     Net investment income* .........      3.69%            4.13%          5.59%           6.53%             5.89%           6.52%
     Net expenses* ..................      0.85%            0.85%          0.85%           0.85%             1.07%           1.10%
     Gross expenses* ................      0.85%            0.85%          0.92%           0.99%             1.11%           1.16%
   Portfolio turnover rate ..........        56%             182%           189%             79%              101%             64%


GE GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                              CLASS B
---------------------------------------------------------------------------------------------------------------------------------
                                       3/31/03(b)        9/30/02(b)       9/30/01(b)        9/30/00(b)    9/30/99(b)    9/30/98(b)
INCEPTION DATE ......................         --               --               --                --            --        4/22/87
Net asset value, beginning of period       $9.01            $8.61            $8.12             $8.20         $8.93         $8.54
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............       0.13             0.28             0.41              0.47          0.46          0.52
   Net realized and unrealized
     gains (losses) on investments ..         --             0.43             0.50             (0.03)        (0.67)         0.39
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.13             0.71             0.91              0.44         (0.21)         0.91
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       0.13             0.31             0.41              0.52          0.52          0.48
   In excess of net investment income         --               --             0.01                --            --          0.04
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.13             0.31             0.42              0.52          0.52          0.52
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......      $9.01            $9.01            $8.61             $8.12         $8.20         $8.93
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       1.49%            8.41%           11.52%             5.56%        (2.42%)       10.99%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................    $10,807          $16,462          $58,838          $135,488      $269,409      $399,675
   Ratios to average net assets:
     Net investment income* .........       2.96%            3.31%            4.90%             5.83%         5.34%         6.00%
     Net expenses* ..................       1.60%            1.60%            1.60%             1.60%         1.59%         1.60%
     Gross expenses* ................       1.61%            1.64%            1.70%             1.72%         1.63%         1.61%
   Portfolio turnover rate ..........         56%             182%             189%               79%          101%           64%


-------------------------------------------------------------------------------------------------------
                                                                   CLASS C (LEVEL LOAD)
-------------------------------------------------------------------------------------------------------
                                                3/31/03(b)       9/30/02(b)    9/30/01(b)   9/30/00(b)
INCEPTION DATE ......................                --               --            --       9/30/99
Net asset value, beginning of period              $9.04            $8.64         $8.14        $8.20
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............              0.13             0.30          0.41         0.47
   Net realized and unrealized
     gains (losses) on investments ..             (0.01)            0.41          0.51         0.01
-------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............              0.12             0.71          0.92         0.48
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............              0.13             0.31          0.41         0.54
   In excess of net investment income                --               --          0.01           --
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................              0.13             0.31          0.42         0.54
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......             $9.03            $9.04         $8.64        $8.14
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................              1.38%            8.38%        11.63%        6.08%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................            $1,320           $1,142          $122          $10
   Ratios to average net assets:
     Net investment income* .........              2.95%            3.40%         4.91%        5.95%
     Net expenses* ..................              1.60%            1.57%         1.60%        1.60%
     Gross expenses* ................              1.60%            1.57%         1.64%        1.71%
   Portfolio turnover rate ..........                56%             182%          189%          79%

-------------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE SHORT-TERM GOVERNMENT FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                   Class A
----------------------------------------------------------------------------------------------------------------------------------
                                       3/31/03(b)        9/30/02(b)    9/30/01(b)       9/30/00(b)       9/30/99(b,c)   9/30/98(b)
INCEPTION DATE                               --                --            --               --                --        3/2/94
Net asset value, beginning of period     $12.21            $12.17        $11.68           $11.71            $12.02        $11.86
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........       0.19              0.57          0.65             0.65              0.55          0.65
   Net realized and unrealized
     gains (losses) on investments .      (0.05)             0.11          0.50            (0.01)(e)         (0.25)         0.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   INVESTMENT OPERATIONS ...........       0.14              0.68          1.15             0.64              0.30          0.84
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........       0.21              0.59          0.66             0.66              0.56          0.66
   Net realized gains ..............       0.01              0.05            --             0.01              0.05          0.02
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................       0.22              0.64          0.66             0.67              0.61          0.68
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....     $12.13            $12.21        $12.17           $11.68            $11.71        $12.02
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................       1.22%             5.65%        10.10%            5.67%             2.52%         7.36%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................    $64,869           $54,089       $27,798          $22,016           $23,106        $8,199
   Ratios to average net assets:
     Net investment income* ........       3.14%             4.70%         5.50%            5.63%             4.70%         5.47%
     Net expenses* .................       0.70%             0.70%         0.70%            0.68%             0.70%         0.70%
     Gross expenses* ...............       0.72%             0.78%         0.88%            0.74%             1.01%         0.95%
   Portfolio turnover rate .........         33%               42%           79%             170%              118%          185%


GE SHORT-TERM GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                                         Class B
-----------------------------------------------------------------------------------------------------------------------------
                                        3/31/03(b)     9/30/02(b)     9/30/01(b)     9/30/00(b)     9/30/99(b)     9/30/98(b)
INCEPTION DATE                               --               --            --            --               --         3/2/94
Net asset value, beginning of period     $12.19           $12.16        $11.66        $11.70           $12.01         $11.84
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........       0.15             0.50          0.56          0.57             0.48           0.58
   Net realized and unrealized
     gains (losses) on investments .      (0.05)            0.10          0.52         (0.01)(e)        (0.26)          0.20
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   INVESTMENT OPERATIONS ...........       0.10             0.60          1.08          0.56             0.22           0.78
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........       0.17             0.52          0.58          0.59             0.48           0.59
   Net realized gains ..............       0.01             0.05            --          0.01             0.05           0.02
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................       0.18             0.57          0.58          0.60             0.53           0.61
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....     $12.11           $12.19        $12.16        $11.66           $11.70         $12.01
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................       0.92%            4.94%         9.55%         4.95%            1.91%          6.83%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................     $4,482           $3,399          $972          $347             $641           $895
   Ratios to average net assets:
     Net investment income* ........       2.55%            4.11%         4.77%         4.94%            4.10%          4.87%
     Net expenses* .................       1.30%            1.30%         1.30%         1.28%            1.30%          1.30%
     Gross expenses* ...............       1.32%            1.41%         1.44%         1.35%            1.61%          1.88%
   Portfolio turnover rate .........         33%              42%           79%          170%             118%           185%

-------------------------------------------------------------------------------------------------------
                                                                        Class C (level load)
-------------------------------------------------------------------------------------------------------
                                              3/31/03(b)      9/30/02(b)     9/30/01(b)    9/30/00(b)
INCEPTION DATE .....................                --               --            --        9/30/99
Net asset value, beginning of period            $12.19           $12.16        $11.66        $11.70
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........              0.14             0.48          0.52          0.56
   Net realized and unrealized
     gains (losses) on investments .             (0.05)            0.10          0.55         (0.02)(e)
-------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   INVESTMENT OPERATIONS ...........              0.09             0.58          1.07          0.54
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........              0.16             0.50          0.57          0.57
   Net realized gains ..............              0.01             0.05            --          0.01
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................              0.17             0.55          0.57          0.58
-------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....            $12.11           $12.19        $12.16        $11.66
-------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................              0.84%            4.78%         9.38%         4.80%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................            $6,894           $3,762          $767          $121
   Ratios to average net assets:
     Net investment income* ........              2.35%            3.94%         4.41%         4.93%
     Net expenses* .................              1.43%            1.44%         1.45%         1.43%
     Gross expenses* ...............              1.45%            1.57%         1.62%         1.48%
   Portfolio turnover rate .........                33%              42%           79%          170%

----------------------------------------------------------------------------------------------------------------------------------
                                                                                Class Y(d)
----------------------------------------------------------------------------------------------------------------------------------
                                      3/31/03(b)        9/30/02(b)     9/30/01(b)    9/30/00(b)         9/30/99(b)     9/30/98(b)
INCEPTION DATE .....................        --               --              --             --               --          3/2/94
Net asset value, beginning of period    $12.17           $12.13          $11.67         $11.71           $12.01           $11.85
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........      0.22             0.59            0.75           0.74             0.58             0.68
   Net realized and unrealized
     gains (losses) on investments .     (0.07)            0.12            0.40          (0.08)(e)        (0.25)            0.19
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM
   INVESTMENT OPERATIONS ...........      0.15             0.71            1.15           0.66             0.33             0.87
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.22             0.62            0.69           0.69             0.58             0.69
   Net realized gains ..............      0.01             0.05              --           0.01             0.05             0.02
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.23             0.67            0.69           0.70             0.63             0.71
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....    $12.09           $12.17          $12.13         $11.67           $11.71           $12.01
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................      1.36%            6.06%          10.11%          5.85%            2.87%            7.65%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................    $1,170           $3,272          $2,194        $49,358           $3,140           $9,444
   Ratios to average net assets:
     Net investment income* ........      3.62%            4.95%           6.36%          6.34%            4.91%            5.74%
     Net expenses* .................      0.45%            0.45%           0.42%          0.42%            0.45%            0.45%
     Gross expenses* ...............      0.47%            0.54%           0.44%          0.42%            0.76%            0.68%
   Portfolio turnover rate .........        33%              42%             79%           170%             118%             185%

-----------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                      3/31/03(b)        9/30/02(b)       9/30/01(b)       9/30/00(b)      9/30/99(b,c)   9/30/98(b)
INCEPTION DATE .....................        --                --               --               --               --        9/8/93
Net asset value, beginning of period    $12.21            $11.75           $11.16           $11.14           $11.83        $11.63
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........      0.23              0.47             0.53             0.53             0.49          0.51
   Net realized and unrealized
     gains (losses) on investments .     (0.10)             0.47             0.59             0.02            (0.69)         0.20
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........      0.13              0.94             1.12             0.55            (0.20)         0.71
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.23              0.48             0.53             0.53             0.49          0.51
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.23              0.48             0.53             0.53             0.49          0.51
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....    $12.11            $12.21           $11.75           $11.16           $11.14        $11.83
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................      1.11%             8.29%           10.27%            5.12%           (1.84%)        6.33%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................   $37,703           $36,512          $26,304          $19,543          $22,228        $5,730
   Ratios to average net assets:
     Net investment income* ........      3.84%             4.03%            4.62%            4.81%            4.28%         4.32%
     Net expenses* .................      0.84%             0.85%            0.80%            0.85%            1.08%         1.10%
     Gross expenses* ...............      0.84%             0.86%            0.83%            0.99%            1.21%         1.23%
   Portfolio turnover rate .........        11%               32%              12%              45%              48%           74%


GE TAX-EXEMPT FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                Class B
----------------------------------------------------------------------------------------------------------------------------------
                                      3/31/03(b)       9/30/02(b)     9/30/01(b)       9/30/00(b)      9/30/99(b)       9/30/98(b)
INCEPTION DATE .....................        --               --              --              --              --           9/8/93
Net asset value, beginning of period    $12.21           $11.75          $11.16          $11.13          $11.83           $11.63
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........      0.19             0.39            0.45            0.45            0.43             0.44
   Net realized and unrealized
     gains (losses) on investments .     (0.10)            0.47            0.59            0.03           (0.70)            0.21
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........      0.09             0.86            1.04            0.48           (0.27)            0.65
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.19             0.40            0.45            0.45            0.43             0.45
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.19             0.40            0.45            0.45            0.43             0.45
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....    $12.11           $12.21          $11.75          $11.16          $11.13           $11.83
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................      0.73%            7.49%           9.44%           4.43%          (2.34%)           5.68%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................    $4,076           $4,108          $4,739          $5,397          $7,269           $8,905
   Ratios to average net assets:
     Net investment income* ........      3.09%            3.31%           3.88%           4.07%           3.72%            3.81%
     Net expenses* .................      1.59%            1.59%           1.55%           1.60%           1.60%            1.60%
     Gross expenses* ...............      1.59%            1.60%           1.59%           1.74%           1.75%            1.71%
   Portfolio turnover rate .........        11%              32%             12%             45%             48%              74%

------------------------------------------------------------------------------------------------------
                                                                       Class C (level load)
------------------------------------------------------------------------------------------------------
                                              3/31/03(b)       9/30/02(b)     9/30/01(b)   9/30/00(b)
INCEPTION DATE .....................                --               --            --       9/30/99
Net asset value, beginning of period            $12.21           $11.75        $11.16        $11.13
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........              0.18             0.35          0.45          0.44
   Net realized and unrealized
     gains (losses) on investments .             (0.10)            0.50          0.59          0.04
------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........              0.08             0.85          1.04          0.48
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........              0.19             0.39          0.45          0.45
------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................              0.19             0.39          0.45          0.45
------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....            $12.10           $12.21        $11.75        $11.16
------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................              0.73%            7.37%         9.44%         4.43%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................            $4,117           $3,364          $115          $105
   Ratios to average net assets:
     Net investment income* ........              3.07%            2.92%         3.88%         4.06%
     Net expenses* .................              1.59%            1.60%         1.55%         1.60%
     Gross expenses* ...............              1.59%            1.69%         1.59%         1.73%
   Portfolio turnover rate .........                11%              32%           12%           45%

------------------------------------------------------------------------------------------------------------------
                                                                       Class Y(d)
------------------------------------------------------------------------------------------------------------------
                                      3/31/03(b)    9/30/02(b)  9/30/01(b)   9/30/00(b)   9/30/99(b)    9/30/98(b)
INCEPTION DATE .....................        --           --           --           --           --        9/26/97
Net asset value, beginning of period    $12.70       $12.22       $11.61       $11.58       $12.30        $12.10
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ...........      0.26         0.53         0.58         0.58         0.57          0.58
   Net realized and unrealized
     gains (losses) on investments .      0.39         0.48         0.61         0.03        (0.72)         0.27
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ...........      0.65         1.01         1.19         0.61        (0.15)         0.85
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........      0.26         0.53         0.58         0.58         0.57          0.65
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................      0.26         0.53         0.58         0.58         0.57          0.65
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....    $13.09       $12.70       $12.22       $11.61       $11.58        $12.30
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................      5.20%        8.56%       10.50%        5.47%       (1.37%)        7.30%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) ................       $32          $30          $28          $25          $24           $24
   Ratios to average net assets:
     Net investment income* ........      4.09%        4.31%        4.88%        5.07%        4.72%         4.74%
     Net expenses* .................      0.60%        0.60%        0.55%        0.59%        0.59%         0.60%
     Gross expenses* ...............      0.60%        0.61%        0.58%        0.73%        0.74%         1.25%
   Portfolio turnover rate .........        11%          32%          12%          45%          48%           74%

See Notes to Financial Highlights and Notes to Financial Statements.

                                                            FINANCIAL HIGHLIGHTS
   SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE STRATEGIC INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
                                       3/31/03(b)       9/30/02(b)         9/30/01(b)         9/30/00(b)   9/30/99(b,c)  9/30/98(b)
INCEPTION DATE ......................        --               --                 --                 --            --       1/5/93
Net asset value, beginning of period     $19.30           $22.20             $26.86             $25.04        $24.15       $24.11
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............      0.16             0.43               0.58               0.64          0.55         0.61
   Net realized and unrealized
        gains (losses) on investments      0.37            (1.88)             (2.85)              2.69          2.98         0.73
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............      0.53            (1.45)             (2.27)              3.33          3.53         1.34
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............      0.41             0.54               0.64               0.50          0.56         0.52
   Net realized gains ...............        --             0.91               1.75               1.01          2.08         0.78
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................      0.41             1.45               2.39               1.51          2.64         1.30
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......    $19.42           $19.30             $22.20             $26.86        $25.04       $24.15
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................      2.68%           (7.48%)            (9.31%)            13.78%        15.28%        5.88%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................   $98,165          $96,111           $104,421           $128,847      $107,034      $49,540
   Ratios to average net assets:
     Net investment income* .........      1.58%            1.97%              2.35%              2.44%         2.17%        2.49%
     Net expenses* ..................      0.88%            0.86%              0.86%              0.84%         0.87%        0.85%
     Gross expenses* ................      0.88%            0.86%              0.86%              0.84%         0.87%        0.85%
   Portfolio turnover rate ..........        77%             115%               121%               103%          109%         119%


GE STRATEGIC INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                        3/31/03(b)     9/30/02(b)     9/30/01(b)        9/30/00(b)       9/30/99(b)     9/30/98(b)
INCEPTION DATE ......................          --            --             --                --               --       12/22/93
Net asset value, beginning of period       $18.69        $21.53         $26.13            $24.45           $23.65         $23.70
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............        0.08          0.26           0.38              0.43             0.35           0.42
   Net realized and unrealized
        gains (losses) on investments        0.37         (1.84)         (2.77)             2.63             2.93           0.69
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............        0.45         (1.58)         (2.39)             3.06             3.28           1.11
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............        0.24          0.35           0.46              0.37             0.40           0.38
   Net realized gains ...............          --          0.91           1.75              1.01             2.08           0.78
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................        0.24          1.26           2.21              1.38             2.48           1.16
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......      $18.90        $18.69         $21.53            $26.13           $24.45         $23.65
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................        2.37%        (8.19%)       (10.00%)           12.94%           14.44%          4.91%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................     $14,293       $15,215        $19,353           $21,225          $16,372        $11,158
   Ratios to average net assets:
     Net investment income* .........        0.82%         1.20%          1.60%             1.69%            1.44%          1.72%
     Net expenses* ..................        1.63%         1.61%          1.61%             1.59%            1.62%          1.63%
     Gross expenses* ................        1.63%         1.61%          1.61%             1.59%            1.62%          1.63%
   Portfolio turnover rate ..........          77%          115%           121%              103%             109%           119%

----------------------------------------------------------------------------------------------------
                                                               Class C  (level load)
----------------------------------------------------------------------------------------------------
                                        3/31/03(b)       9/30/02(b)       9/30/01(b)      9/30/00(b)
INCEPTION DATE ......................         --              --               --          9/30/99
Net asset value, beginning of period      $18.44          $21.31           $25.91           $24.45
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............       0.08            0.26             0.37             0.46
   Net realized and unrealized
        gains (losses) on investments       0.39           (1.84)           (2.71)            2.55
----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.47           (1.58)           (2.34)            3.01
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       0.30            0.38             0.51             0.54
   Net realized gains ...............         --            0.91             1.75             1.01
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.30            1.29             2.26             1.55
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $18.61          $18.44           $21.31           $25.91
----------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       2.47%          (8.21%)         (10.00%)          12.76%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................     $3,534          $2,904           $2,778           $2,271
   Ratios to average net assets:
     Net investment income* .........       0.82%           1.23%            1.59%            1.80%
     Net expenses* ..................       1.63%           1.61%            1.61%            1.59%
     Gross expenses* ................       1.63%           1.61%            1.61%            1.59%
   Portfolio turnover rate ..........         77%            115%             121%             103%

-------------------------------------------------------------------------------------------------------------------------------
                                                                                    Class Y(d)
-------------------------------------------------------------------------------------------------------------------------------
                                        3/31/03(b)       9/30/02(b)        9/30/01(b)     9/30/00(b)   9/30/99(b)    9/30/98(b)
INCEPTION DATE ......................         --               --                --             --            --      11/29/93
Net asset value, beginning of period      $19.34           $22.25            $26.92         $25.10        $24.20        $24.16
INCOME (LOSS) FROM INVESTMENT
OPERATIONS:
   Net investment income ............       0.18             0.49              0.63           0.70          0.61          0.67
   Net realized and unrealized
        gains (losses) on investments       0.40            (1.90)            (2.85)          2.70          2.99          0.72
-------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ............       0.58            (1.41)            (2.22)          3.40          3.60          1.39
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ............       0.47             0.59              0.70           0.57          0.62          0.57
   Net realized gains ...............         --             0.91              1.75           1.01          2.08          0.78
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .................       0.47             1.50              2.45           1.58          2.70          1.35
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ......     $19.45           $19.34            $22.25         $26.92        $25.10        $24.20
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ....................       2.89%           (7.27%)           (9.10%)        14.06%        15.56%         6.10%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (in thousands) .................    $80,442          $78,294           $82,850        $70,334       $62,714       $51,802
   Ratios to average net assets:
     Net investment income* .........       1.82%            2.22%             2.59%          2.69%         2.41%         2.70%
     Net expenses* ..................       0.63%            0.61%             0.62%          0.59%         0.62%         0.64%
     Gross expenses* ................       0.63%            0.61%             0.62%          0.59%         0.62%         0.64%
   Portfolio turnover rate ..........         77%             115%              121%           103%          109%          119%


--------------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                           FINANCIAL HIGHLIGHTS
  SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED


GE MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                                                  Class A
--------------------------------------------------------------------------------------------------------------------------------
                                        3/31/03(b)       9/30/02(b)          9/30/01      9/30/00           9/30/99      9/30/98
INCEPTION DATE                               --                --                --           --                --        1/5/93
Net asset value, beginning of period      $1.00             $1.00             $1.00        $1.00             $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..............       0.01              0.02              0.05         0.06              0.05          0.05
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT .......       0.01              0.02              0.05         0.06              0.05          0.05
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........       0.01              0.02              0.05         0.06              0.05          0.05
--------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................       0.01              0.02              0.05         0.06              0.05          0.05
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....      $1.00             $1.00             $1.00        $1.00             $1.00         $1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (A) ...................       0.53%             1.68%             4.86%        5.81%             4.68%         5.23%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in ...   $256,126          $255,169          $278,435     $268,886          $196,155      $153,665
   thousands)
   Ratios to average net assets:
     Net investment income* ........       1.06%             1.69%             4.75%        5.69%             4.58%         5.11%
     Net expenses* .................       0.47%             0.45%             0.49%        0.50%             0.49%         0.50%
     Gross expenses* ...............       0.47%             0.45%             0.50%        0.50%             0.50%         0.52%

---------------
See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b)  Per share data is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 8 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares are renamed Class Y shares.

(e) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

(f)  For the period April 28, 2000 (inception) through September 30, 2000.

(g)  Less than $0.01 per share.

(h)  For the period January 5, 1998 (inception) through September 30, 1998.

(i)  For the period December 31, 1998 (inception) through September 30, 1999.

 * Annualized for periods less than one year. ** Less than 0.01%.

-------------
See Notes to Financial Statements.


STATEMENTS OF ASSETS                                          GE                     GE                 GE
AND LIABILITIES                                               U.S.                  VALUE               MID-CAP
                                                              EQUITY                EQUITY              GROWTH
MARCH 31, 2003 (UNAUDITED)                                    FUND                  FUND                FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities, at market** (cost $600,536,691;
   $67,851,486; $28,111,409; $14,857,532; $75,729,579;
   $43,136,531; $49,844,465; $307,128,841; and
   $9,221,991, respectively) .......................       $527,895,011         $59,885,118         $23,737,643
 Short-term Investments (at amortized cost) ........         37,848,058           1,556,685           2,836,720
 Cash ..............................................                814                  --                  --
 Foreign currency (cost $0; $0; $0; $0; $0; $47,068;
  $134,424; $0; and $0, respectively) ..............                 --                  --                  --
 Receivable for investments sold ...................          1,528,042             314,819                  --
 Income receivables ................................            435,835              59,226              19,549
 Receivable for fund shares sold ...................            669,769               1,632              26,030
 Variation margin receivable .......................                 --                 750                  --
 Receivable from GEAM ..............................                 --                  --                  --
 Other assets ......................................                 --                  --               4,410
----------------------------------------------------------------------------------------------------------------
   Total assets ....................................        568,377,529          61,818,230          26,624,352
LIABILITIES
 Distribution Payable to ...........................                 --                  --                  --
 Shareholders
 Payable upon return of securities loaned ..........         26,060,838                  --           1,263,551
 Payable for investments purchased .................          2,264,455             336,379              91,379
 Payable for fund shares redeemed ..................            479,389             587,924             124,341
 Payable to GEAM ...................................            303,094              44,338              19,991
 Variation margin payable ..........................             12,925                  --                  --
----------------------------------------------------------------------------------------------------------------
   Total liabilities ...............................         29,120,701             968,641           1,499,262
----------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................       $539,256,828         $60,849,589         $25,125,090
----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital paid in ...................................        664,596,585          71,270,034          32,426,863
 Undistributed (distribution in excess of)
  net investment income ............................          1,096,084             142,485             (67,332)
 Accumulated net realized loss .....................        (53,771,096)         (2,597,318)         (2,860,675)
 Net unrealized appreciation/(depreciation) on:
  Investments ......................................        (72,641,680)         (7,966,368)         (4,373,766)
  Futures ..........................................            (23,325)                750                  --
  Foreign currency related transactions ............                260                   6                  --
----------------------------------------------------------------------------------------------------------------
NET ASSETS .........................................       $539,256,828         $60,849,589         $25,125,090
----------------------------------------------------------------------------------------------------------------
Class A:
Net assets .........................................        259,185,771          42,433,296          20,533,196
Shares outstanding ($.001 par ......................         12,397,551           4,999,620           2,775,786
value)
Net asset value per share ..........................              20.91                8.49                7.40
Maximum offering price per share ...................              22.19                9.01                7.85
Class B:
Net assets .........................................         20,962,781          12,625,424           4,123,039
Shares outstanding ($.001 par ......................          1,045,979           1,547,577             614,615
value)
Net asset value per share* .........................              20.04                8.16                6.71
Class C: (level load)
Net assets .........................................          6,215,768           1,412,837             409,643
Shares outstanding ($.001 par ......................            312,518             173,626              61,076
value)
Net asset value per share* .........................              19.89                8.14                6.71
Class Y:
Net assets .........................................        252,892,508           4,378,032              59,212
Shares outstanding ($.001 par ......................         12,141,094             488,177               7,278
value)
Net asset value per share ..........................              20.83                8.97                8.14

  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
 ** Includes $25,023,880, $1,186,224, $47,378, $10,551,973, $22,823,173, and
    $2,179,249 of securities on loan in the GE U.S. Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity, GE Premier Growth Equity Fund and GE Premier Research Equity Fund, respectively.

See Notes to Financial Statements.


               GE                 GE                  GE                    GE                 GE                   GE
          MID-CAP           SMALL-CAP             GLOBAL         INTERNATIONAL            PREMIER              PREMIER
     VALUE EQUITY        VALUE EQUITY             EQUITY                EQUITY             GROWTH             RESEARCH
             FUND                FUND               FUND                  FUND        EQUITY FUND          EQUITY FUND
------------------------------------------------------------------------------------------------------------------------
      $12,861,813         $70,730,325         $34,839,515         $40,147,719        $251,388,553          $8,130,083
          608,427          13,684,351           1,822,598           8,902,161          35,555,222           2,459,951

               53                  --                  --                  --                  --                  --


               --                  --              47,080             134,457                  --                  --
           35,098           1,554,240             283,824             607,385                --                82,603
           25,058              96,103              92,196             186,001             106,969               5,141
           13,493              76,019              13,763              31,801           1,829,882                 100
             --                  --                  --                  --                  --                  --
             --                  --                  --                48,878                --                  --
             --                  --                  --                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------
       13,543,942          86,141,038          37,098,976          50,058,402         288,880,626          10,677,878
------------------------------------------------------------------------------------------------------------------------

             --                  --                   487                --                  --                  --
           49,027          11,214,092                --                  --            24,135,027           2,290,490

           40,764             882,277             555,465           1,603,721                --                56,751
          248,597             806,134             797,489           2,088,805             286,453                --
           11,885              56,244              37,065                --               164,284               6,733
             --                  --                  --                  --                17,900                --
------------------------------------------------------------------------------------------------------------------------
          350,273          12,958,747           1,390,506           3,692,526          24,603,664           2,353,974
------------------------------------------------------------------------------------------------------------------------
      $13,193,669         $73,182,291         $35,708,470         $46,365,876        $264,276,962          $8,323,904
------------------------------------------------------------------------------------------------------------------------
       15,283,296          84,994,971          56,542,576          79,438,612         340,176,023          13,947,506


           21,613             (13,464)             37,664              55,056            (297,690)             10,118
         (115,521)         (6,799,962)        (12,576,435)        (23,431,116)        (19,846,303)         (4,541,812)


       (1,995,719)         (4,999,254)         (8,297,016)         (9,696,746)        (55,740,288)         (1,091,908)
             --                  --                  --                  --               (14,780)               --
             --                  --                 1,681                  70                --                  --
------------------------------------------------------------------------------------------------------------------------
      $13,193,669         $73,182,291         $35,708,470         $46,365,876        $264,276,962          $8,323,904
------------------------------------------------------------------------------------------------------------------------

        2,928,208          41,295,516          23,664,825          20,520,940         158,001,572           7,893,242
          331,048           3,903,620           1,765,291           2,360,464           8,164,936           1,315,698

             8.85               10.58               13.41                8.69               19.35                6.00
             9.39               11.23               14.23                9.22               20.53                6.37

          363,665          15,273,842             938,388             720,830          26,692,276             249,734
           41,821           1,492,126              74,983              87,865           1,447,262              42,280

             8.70               10.24               12.51                8.20               18.44                5.91

          406,062           6,919,946             296,567             734,273          22,865,339             119,477
           47,014             677,698              23,534              89,218           1,239,605              20,272

             8.64               10.21               12.60                8.23               18.45                5.89

        9,495,734           9,692,987          10,808,690          24,389,833          56,717,775              61,451
        1,071,597             907,549             803,750           2,775,081           2,892,400              10,212

             8.86               10.68               13.45                8.79               19.61                6.02


STATEMENTS OF ASSETS
AND LIABILITIES                                                    GE                 GE                GE
                                                              PREMIER            PREMIER             FIXED
MARCH 31, 2003 (UNAUDITED)                              INTERNATIONAL              VALUE            INCOME
                                                          EQUITY FUND        EQUITY FUND              FUND
------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities, at market***
  (cost $7,076,141; $16,109,998; $294,769,993;
  $225,916,263; $79,719,315; $40,753,706;
  $204,334,910; and $0, respectively) ...........         $5,328,083         $13,549,656        $301,542,535
 Short-term Investments (at amortized cost) .....          1,017,470             145,772          67,060,265
 Foreign currency (cost $379; $0; $0; $0; $0; $0;
  $95,862; and $0, respectively) ................                384                --                  --
 Receivable for investments sold ................             33,668             170,352          18,162,755
 Income receivables .............................             33,483              30,764           2,238,733
 Receivable for fund shares sold ................                100               4,829           1,712,705
 Variation margin receivable ....................               --                  --                  --
------------------------------------------------------------------------------------------------------------
   Total assets .................................          6,413,188          13,901,373         390,716,993
------------------------------------------------------------------------------------------------------------
LIABILITIES
 Distribution Payable to Shareholders ...........               --                  --               175,148
 Payable upon return of securities loaned .......               --                28,480          34,140,871
 Payable for investments purchased ..............             45,008              51,786          80,443,188
 Payable for fund shares redeemed ...............               --                  --             1,017,783
 Payable to GEAM ................................              4,544               9,805             166,228
 Variation margin payable .......................               --                  --                16,094
 Payable for total return swaps .................               --                  --                45,695
------------------------------------------------------------------------------------------------------------
   Total liabilities ............................             49,552              90,071         116,005,007
------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................         $6,363,636         $13,811,302        $274,711,986
------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital paid in ................................         13,629,144          17,924,700         264,908,861
 Undistributed (distribution in excess of)
  net investment income .........................              4,799              61,378             (45,686)
 Accumulated net realized gain (loss) ...........         (5,523,348)         (1,614,434)          3,083,576
 Net unrealized appreciation/(depreciation) on:
  Investments ...................................         (1,748,058)         (2,560,342)          6,772,542
  Futures .......................................               --                  --                (7,307)
  Foreign currency related transactions .........              1,099                --                  --
------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................         $6,363,636         $13,811,302        $274,711,986
------------------------------------------------------------------------------------------------------------
Class A:
Net assets ......................................          6,165,682          13,072,871         166,370,183
Shares outstanding ($.001 par ...................          1,470,248           1,656,111          13,064,827
value)
Net asset value per share .......................               4.19                7.89               12.73
Maximum offering price per share ................               4.45                8.37               13.30
Class B:
Net assets ......................................             86,233             503,204           3,901,368
Shares outstanding ($.001 par ...................             20,560              64,015             306,333
value)
Net asset value per share* ......................               4.19                7.86               12.74
Class C: (level load)
Net assets ......................................             68,191             152,178           2,879,483
Shares outstanding ($.001 par ...................             16,286              19,273             225,873
value)
Net asset value per share* ......................               4.19                7.90               12.75
Class Y:
Net assets ......................................             43,530              83,049         101,560,952
Shares outstanding ($.001 par ...................             10,371              10,512           7,980,442
value)
Net asset value per share .......................               4.20                7.90               12.73

* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE Money Market Fund is no load fund offering only one class of share to all investors
*** Includes $27,117, $33,548,307, $57,614,062 and $15,440,742 of securities on loan in the GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund, respectively.

----------
See Notes to Financial Statements.

                                                            GE               GE                               GE              GE
                                                    GOVERNMENT       SHORT-TERM              GE        STRATEGIC           MONEY
                                                    SECURITIES       GOVERNMENT      TAX-EXEMPT       INVESTMENT          MARKET
                                                          FUND             FUND            FUND             FUND          FUND**
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Investments in securities, at market***
  (cost $7,076,141; $16,109,998; $294,769,993;
  $225,916,263; $79,719,315; $40,753,706;
  $204,334,910; and $0, respectively) ...........  $235,345,195      $80,522,642    $43,381,046      $192,096,673    $        --
 Short-term Investments (at amortized cost) .....    44,480,017       11,963,547      1,399,444         9,774,638      255,573,458
 Foreign currency (cost $379; $0; $0; $0; $0; $0;
  $95,862; and $0, respectively) ................          --               --             --              95,898             --
 Receivable for investments sold ................     2,241,446             --             --          10,092,369             --
 Income receivables .............................     2,344,576          594,766        682,796           660,869          239,874
 Receivable for fund shares sold ................       636,266        1,252,345        534,637           100,574        1,178,174
 Variation margin receivable ....................          --               --             --                  17             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total assets .................................   285,047,500       94,333,300     45,997,923       212,821,038      256,991,506
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
 Distribution Payable to Shareholders ...........       172,459           24,677         25,866              --             34,559
 Payable upon return of securities loaned .......    58,618,226       15,713,106           --                --               --
 Payable for investments purchased ..............     3,883,500          602,935           --          16,192,854             --
 Payable for fund shares redeemed ...............       336,918          551,041         18,123            79,011          730,012
 Payable to GEAM ................................       596,012           26,636         26,294            96,906          100,941
 Variation margin payable .......................        10,625             --             --               2,703             --
 Payable for total return swaps .................          --               --             --              15,128             --
   Total liabilities ............................    63,617,740       16,918,395         70,283        16,386,602          865,512
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................  $221,429,760      $77,414,905    $45,927,640      $196,434,436     $256,125,994
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Capital paid in ................................   333,830,562       76,388,769     44,138,566       215,750,110      256,019,895
 Undistributed (distribution in excess of)
  net investment income .........................      (166,122)         (85,386)        45,646           554,340          114,422
 Accumulated net realized gain (loss) ...........  (121,636,766)         308,195       (883,912)       (7,631,507)          (8,323)
 Net unrealized appreciation/(depreciation) on:
  Investments ...................................     9,428,932          803,327      2,627,340       (12,238,237)            --
  Futures .......................................       (26,846)            --             --                (860)            --
  Foreign currency related transactions .........          --               --             --                 590             --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ......................................  $221,429,760      $77,414,905    $45,927,640      $196,434,436     $256,125,994
-----------------------------------------------------------------------------------------------------------------------------------
Class A:
Net assets ......................................   209,303,009       64,869,291     37,703,293        98,165,034      256,125,994
Shares outstanding ($.001 par ...................    23,436,670        5,346,921      3,113,425         5,053,722      256,081,312
value)
Net asset value per share .......................          8.93            12.13          12.11             19.42             1.00
Maximum offering price per share ................          9.33            12.44          12.65             20.60             --
Class B:
Net assets ......................................    10,807,242        4,482,435      4,076,045        14,292,872             --
Shares outstanding ($.001 par ...................     1,199,524          370,025        336,679           756,416             --
value)
Net asset value per share* ......................          9.01            12.11          12.11             18.90             --
Class C: (level load)
Net assets ......................................     1,319,509        6,893,647      4,116,600         3,534,360             --
Shares outstanding ($.001 par ...................       146,051          569,028        340,157           189,919             --
value)
Net asset value per share* ......................          9.03            12.11          12.10             18.61             --
Class Y:
Net assets ......................................          --          1,169,532         31,702        80,442,170             --
Shares outstanding ($.001 par ...................          --             96,728          2,422         4,136,228             --
value)
Net asset value per share .......................          --              12.09          13.09             19.45             --


STATEMENTS OF OPERATIONS                                                     GE               GE               GE
                                                                           U.S.            VALUE          MID-CAP
FOR THE SIX MONTHS ENDED                                                 EQUITY           EQUITY           GROWTH
MARCH 31, 2003 (UNAUDITED)                                                 FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
     Dividends                                                       $  4,356,911    $    613,514     $      91,522
     Interest*                                                            107,243           8,143            10,941
     Less: Foreign taxes withheld                                        (16,025)         (2,092)                --
--------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                          4,448,129         619,565           102,463
--------------------------------------------------------------------------------------------------------------------
  EXPENSES:
     Advisory and administration fees                                   1,122,634         183,106            83,119
     Distributors Fees (Notes 4 & 8)
       Class A                                                            335,774          56,088            26,543
       Class B                                                            114,385          70,871            23,216
       Class C                                                             28,426           6,654             1,739
     Blue Sky fees                                                         23,254          20,664            19,368
     Transfer agent fees                                                  387,817          37,056            12,645
     Trustees fees                                                          8,210           1,083               435
     Custody and accounting expenses                                      108,535          10,941             1,983
     Professional fees                                                     73,313           9,673             3,877
     Registration expenses                                                 24,532           3,238             1,298
     Other expenses                                                        53,781           6,985             2,799
--------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES BEFORE WAIVER                                          2,280,661         406,359           177,022
     Less: Expenses waived or borne by the adviser                             --             (7)           (7,227)
     Net expenses                                                       2,280,661         406,352           169,795
--------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                          2,167,468         213,213          (67,332)
--------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

     REALIZED GAIN (LOSS) ON:
       Investments                                                    18,954,096)     (1,665,454)       (1,641,118)
       Futures                                                          (801,206)           2,783            11,050
       Written options                                                         --              --                --
       Foreign currency related transactions                                (383)            (77)                --

     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
       Investments                                                     37,011,199       3,640,643         1,215,600
       Futures                                                             35,541        (34,500)          (12,475)
       Foreign currency related transactions                                  296              19                --
--------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
       on investments                                                  17,291,351       1,943,414         (426,943)
--------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                 $ 19,458,819    $  2,156,627     $   (494,275)
--------------------------------------------------------------------------------------------------------------------

 *Income attributable to security lending activity, net of rebate expenses, for the GE U.S.Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE Premier Growth Equity Fund and GE Premier Research Equity Fund was $14,367, $275, $1,078, $385, $9,811, $17,991, $920, respectively.

---------------
See Notes to Financial Statements.



          GE              GE         GE                GE              GE                GE
     MID-CAP       SMALL-CAP     GLOBAL     INTERNATIONAL         PREMIER           PREMIER
VALUE EQUITY    VALUE EQUITY     EQUITY            EQUITY          GROWTH          RESEARCH
        FUND            FUND       FUND              FUND     EQUITY FUND       EQUITY FUND
--------------------------------------------------------------------------------------------
$  123,394   $     417,110   $   287,328   $    351,340   $    1,006,468       $   62,702
     4,910          57,718        12,003         44,512           90,146            1,947
        --           (145)      (19,358)       (54,898)          (7,067)            (269)
--------------------------------------------------------------------------------------------
   128,304         474,683       279,973        340,954        1,089,547           64,380
--------------------------------------------------------------------------------------------

    58,638         265,656       151,333        199,473          751,212           34,622

     3,765          54,061        33,561         26,597          183,874           10,351
     1,976          79,521         4,855          3,898          139,573            1,314
     2,458          30,138         1,469          3,015           98,345              585
    18,407          19,416        18,881         23,089           19,436           18,235
     6,048          31,664        26,258         24,850          115,960            4,079
       186             697           688            817            2,530              138
     2,661          10,012         5,501          7,203           29,834            2,000
     1,653           6,224         6,146          7,291           22,595            1,243
       553           2,082         2,057          2,441            7,560              417
     1,194           4,494         4,439          5,265           16,318              897
--------------------------------------------------------------------------------------------
    97,539         503,965       255,188        303,939        1,387,237           73,881
  (17,804)         (4,760)          (14)        (2,377)               --         (20,188)
--------------------------------------------------------------------------------------------
    79,735         499,205       255,174        301,562        1,387,237           53,693
--------------------------------------------------------------------------------------------
    48,569        (24,522)        24,799         39,392        (297,690)           10,687
--------------------------------------------------------------------------------------------

    69,035     (6,538,220)    3,108,329)    (6,773,389)      (6,550,572)        (507,763)
   (9,970)              --            --             --           12,245          (3,265)
        --         113,000            --             --               --               --
        --              --         (697)        (6,710)               --               --



 (103,286)         (3,232)     3,338,379      4,835,985       14,896,719          711,695
    21,950              --            --             --          (8,730)               --
        --              --           420        (3,374)               --               --
--------------------------------------------------------------------------------------------


  (22,271)     (6,428,452)       229,773    (1,947,488)        8,349,662          200,667
--------------------------------------------------------------------------------------------

$   26,298   $ (6,452,974)   $   254,572   $(1,908,096)   $    8,051,972         211,354


STATEMENTS OF OPERATIONS                                                    GE                    GE             GE
                                                                       PREMIER               PREMIER          FIXED
FOR THE SIX MONTHS ENDED                                         INTERNATIONAL                 VALUE         INCOME
MARCH 31, 2003 (UNAUDITED)                                         EQUITY FUND           EQUITY FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  INCOME:
     Dividends                                                 $          52,478    $      192,374    $        11,237
     Interest*                                                             1,394             1,363          5,342,164
     Less: Foreign taxes withheld                                        (8,347)                --                 --
----------------------------------------------------------------------------------------------------------------------
  TOTAL INCOME                                                            45,525           193,737          5,353,401
----------------------------------------------------------------------------------------------------------------------
  EXPENSES:
     Advisory and administration fees                                     27,765            46,788            448,395
     Distributors Fees (Notes 4 & 8)
       Class A                                                             7,149            16,800            190,815
       Class B                                                               472             2,651             17,295
       Class C                                                               371               808             10,295
     Blue Sky fees                                                        18,235            18,235             19,609
     Transfer agent fees                                                   2,857             6,250            132,228
     Trustees fees                                                            96               209              2,979
     Custody and accounting expenses                                       1,387             3,019             36,069
     Professional fees                                                       863             1,876             26,614
     Registration expenses                                                   288               628              8,905
     Other expenses                                                          622             1,356             19,219
----------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES BEFORE WAIVER                                            60,105            98,620            912,423
     Less: Expenses waived or borne by the adviser                      (20,997)          (17,940)                 --
----------------------------------------------------------------------------------------------------------------------
     Net expenses                                                         39,108            80,680            912,423
----------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                                    6,417           113,057          4,440,978
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

     REALIZED GAIN (LOSS) ON:
       Investments                                                     (845,727)         (711,366)          3,152,133
       Futures                                                                --                --           (57,983)
       Swaps                                                                  --                --            163,239
       Foreign currency related transactions                                 436                --                 --

     INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
       (DEPRECIATION) ON:
       Investments                                                       676,201         1,039,957        (1,107,342)
       Futures                                                                --                --            (7,307)
       Foreign currency related transactions                               (379)                --                 --
----------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss)
       on investments                                                  (169,469)           328,591          2,142,740
----------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                           $       (163,052)    $      441,648    $     6,583,718

 *Income attributable to security lending activity, net of rebate expenses, for the GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund was $567, $76,387, $1,41,589 and $35,844 respectively.

-----------
See Notes to Financial Statements.

                GE                       GE                                                     GE                     GE
        GOVERNMENT               SHORT-TERM                        GE                    STRATEGIC                  MONEY
        SECURITIES               GOVERNMENT                TAX-EXEMPT                   INVESTMENT                 MARKET
              FUND                     FUND                      FUND                         FUND                 FUND**
----------------------------------------------------------------------------------------------------------------------------
  $                  --    $                  --     $                   --   $               767,946   $               --
              4,946,303                1,312,532                    986,163                 1,746,006            1,948,190
                     --                       --                         --                  (40,615)                   --
----------------------------------------------------------------------------------------------------------------------------
              4,946,303                1,312,532                    986,163                 2,473,337            1,948,190
----------------------------------------------------------------------------------------------------------------------------

                440,979                  107,088                     78,205                   358,357              321,330

                253,920                   71,261                     43,123                   126,610                   --
                 64,884                   16,402                     19,989                    76,353                   --
                  5,957                   24,494                     17,488                    17,172                   --
                 23,427                   19,869                     18,513                    19,319               12,634
                 85,504                   18,331                     13,825                   168,282              134,582
                  3,345                      451                        444                     2,870                4,024
                 42,809                    6,476                      6,374                    35,233               54,250
                 29,875                    4,024                      3,962                    25,638               35,943
                  9,997                    1,347                      1,325                     8,579               12,027
                 22,411                    2,907                      2,861                    18,515               25,957
----------------------------------------------------------------------------------------------------------------------------
                983,108                  272,650                    206,109                   856,928              600,747
                (4,196)                  (7,328)                         --                        --                   --
----------------------------------------------------------------------------------------------------------------------------
                978,912                  265,322                    206,109                   856,928              600,747
----------------------------------------------------------------------------------------------------------------------------
              3,967,391                1,047,210                    780,054                 1,616,409            1,347,443
----------------------------------------------------------------------------------------------------------------------------



              1,703,940                  365,959                     40,769               (4,914,583)                  639
               (32,369)                       --                         --                    98,148                   --
                     --                       --                         --                    54,745                   --
                     --                       --                         --                    10,858                   --



            (1,820,489)                (650,892)                  (400,510)                 8,156,986                   --
               (37,255)                       --                         --                   119,328                   --
                     --                       --                         --                     (952)                   --
----------------------------------------------------------------------------------------------------------------------------

              (186,173)                (284,933)                  (359,741)                 3,524,530                  639
----------------------------------------------------------------------------------------------------------------------------

  $           3,781,218    $             762,277     $              420,313   $             5,140,939$           1,348,082
----------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES

IN NET ASSETS

                                            GE                                       GE                                GE
                                           U.S.                                   VALUE                           MID-CAP
                                        EQUITY                                   EQUITY                            GROWTH
                                          FUND                                     FUND                              FUND
----------------------------------------------------------------------------------------------------------------------------------
                           SIX MONTHS           YEAR ENDED          SIX MONTHS         YEAR ENDED       SIX MONTHS      YEAR ENDED
                         ENDED MARCH 31,         SEPTEMBER        ENDED MARCH 31,       SEPTEMBER      ENDED MARCH 31,   SEPTEMBER
                        2003 (UNAUDITED)         30, 2002        2003 (UNAUDITED)       30, 2002     2003 (UNAUDITED)    30, 2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
Operations:
Net investments ...         $2,167,468          $3,862,182            $213,213            $374,827        $(67,332)      $(221,233)
income (loss)
Net realized gain
(loss) on
investments,
futures, written
options, foreign
currency ..........        (19,755,685)        (28,833,398)         (1,662,748)           (654,618)     (1,630,068)       (863,384)
transactions and
swaps
Net increase
(decrease) in
unrealized
appreciation
/(depreciation) on
investments,
futures, written, .         37,047,036         (90,272,822)          3,606,162         (13,090,524)      1,203,125      (3,662,346)
----------------------------------------------------------------------------------------------------------------------------------
options, foreign
currency
translation
Net increase ......         19,458,819        (115,244,038)          2,156,627         (13,370,315)       (494,275)     (4,746,963)
----------------------------------------------------------------------------------------------------------------------------------
(decrease) from
operations
Distributions to
shareholders from:
Net investment
income
Class A ...........         (2,370,980)         (1,018,995)           (456,990)           (102,593)           --              --
Class B ...........               --                  --                  --                  --              --              --
Class C ...........            (10,891)               --                (3,916)               --              --              --
Class Y ...........         (3,045,064)         (1,759,125)            (55,029)            (27,409)           --              --
Net realized gains
Class A ...........               --            (2,914,538)               --              (169,400)           --              --
Class B ...........               --              (346,627)               --               (96,653)           --              --
Class C ...........               --               (54,190)               --                (3,712)           --              --
Class Y ...........               --            (2,802,006)               --               (19,108)           --              --
Return of capital
Class A ...........               --                  --                  --                  --              --              --
Class B ...........               --                  --                  --                  --              --              --
Class C ...........               --                  --                  --                  --              --              --
Class Y ...........               --                  --                  --                  --              --              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions         (5,426,935)         (8,895,481)           (515,935)           (418,875)           --              --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)         14,031,884        (124,139,519)          1,640,692         (13,789,190)       (494,275)     (4,746,963)
----------------------------------------------------------------------------------------------------------------------------------
in net assets from
operations and
distributions
Share transactions:
Proceeds from sale
of shares
Class A ...........         36,919,759          99,359,699           2,968,412          15,420,752       2,513,095       9,467,285
Class B ...........          1,169,778           3,866,022             292,556           1,445,479         114,812         369,064
Class C ...........          2,435,336           2,835,773             381,896             612,296         163,579         103,980
Class Y ...........         29,529,044          49,230,206               4,072              58,553          12,257          40,800
Value of
distributions
reinvested
Class A ...........          2,320,525           3,845,671             429,346             259,359            --              --
Class B ...........               --               332,417                --                94,324            --              --
Class C ...........             10,770              52,208               3,472               3,647            --              --
Class Y ...........          2,766,754           4,523,664              55,028              46,520            --              --
Cost of shares
redeemed
Class A ...........        (38,162,518)        (76,601,182)         (5,166,688)         (8,668,807)     (2,535,756)     (6,294,812)
Class B ...........         (3,857,517)        (11,134,866)         (2,591,052)        (12,432,215)       (790,467)     (4,948,060)
Class C ...........         (1,192,658)         (1,985,339)            (84,439)           (256,885)        (13,857)        (20,045)
Class Y ...........        (29,579,493)        (41,693,922)             (1,531)           (720,006)         (7,428)        (14,290)
----------------------------------------------------------------------------------------------------------------------------------
Net increase ......          2,359,780          32,630,351          (3,708,928)         (4,136,983)       (543,765)     (1,296,078)
(decrease) from
shares transactions
----------------------------------------------------------------------------------------------------------------------------------
Total increase ....         16,391,664         (91,509,168)         (2,068,236)        (17,926,173)     (1,038,040)     (6,043,041)
(decrease) in net
assets
NET ASSETS
Beginning of period        522,865,164         614,374,332          62,917,825          80,843,998      26,163,130      32,206,171
----------------------------------------------------------------------------------------------------------------------------------
End of period .....       $539,256,828        $522,865,164         $60,849,589         $62,917,825     $25,125,090     $26,163,130
----------------------------------------------------------------------------------------------------------------------------------
Undistributed
(distribution in
excess of) net
investment income,
end of period .....         $1,096,084          $4,355,551            $142,485            $445,207        $(67,332)            $--

--------------
See Notes to Financial Statements.

                     GE                             GE                            GE                                GE
                MID-CAP                      SMALL-CAP                         GLOBAL                    INTERNATIONAL
           VALUE EQUITY                   VALUE EQUITY                        EQUITY                           EQUITY
                   FUND                           FUND                          FUND                             FUND

    SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED       SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED
   ENDED MARCH 31,   SEPTEMBER     ENDED MARCH 31,   SEPTEMBER      ENDED MARCH 31,    SEPTEMBER     ENDED MARCH 31,   SEPTEMBER
  2003 (UNAUDITED)   30, 2002     2003 (UNAUDITED)    30, 2002     2003 (UNAUDITED)     30, 2002    2003 (UNAUDITED)    30, 2002
------------------------------------------------------------------------------------------------------------------------------------
    $48,569            $45,180      $(24,522)         $(153,218)         $24,799          $172,926       $39,392           $367,986


     59,065           (165,905)   (6,425,220)          (209,942)      (3,109,026)       (6,634,990)   (6,780,099)       (11,565,444)



    (81,336)        (1,350,988)       (3,232)        (4,673,660)       3,338,799        (1,076,726)    4,832,611          4,077,246
------------------------------------------------------------------------------------------------------------------------------------
     26,298         (1,471,713)   (6,452,974)        (5,036,820)         254,572        (7,538,790)   (1,908,096)        (7,120,212)
------------------------------------------------------------------------------------------------------------------------------------

     (9,327)           (14,092)         --             (132,852)        (127,410)         (129,118)     (127,267)          (222,998)
       --                 --            --                 --               --                --            --                 --
       --                 --            --               (1,692)            --                --            (776)              --
    (55,992)           (87,322)         --              (37,702)         (84,529)          (91,922)     (271,372)          (308,948)

       --              (34,850)         --           (4,999,484)            --             (49,721)         --                 --
       --               (6,686)         --           (2,015,228)            --              (1,871)         --                 --
       --              (12,545)         --             (126,986)            --                (396)         --                 --
       --             (158,746)         --             (832,690)            --             (17,207)         --                 --

       --                 --            --                 --               --                --            --                 --
       --                 --            --                 --               --                --            --                 --
       --                 --            --                 --               --                --            --                 --
       --                 --            --                 --               --                --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
    (65,319)          (314,241)         --           (8,146,634)        (211,939)         (290,235)     (399,415)          (531,946)
------------------------------------------------------------------------------------------------------------------------------------
    (39,021)        (1,785,954)   (6,452,974)       (13,183,454)          42,633        (7,829,025)   (2,307,511)        (7,652,158)
------------------------------------------------------------------------------------------------------------------------------------


    637,928          2,177,926     9,165,316         41,542,173       47,716,149       102,875,535   133,661,400        262,761,528
     19,094            108,233     1,515,439          6,509,715          159,270           106,022        69,148            301,450
      2,373             48,095     3,679,971          5,443,748           31,498           137,179       745,062          1,026,968
       --                 --       2,170,173          5,804,423        1,042,263         2,318,093    10,038,251         26,322,635



      8,703             48,049          --            5,066,778          119,502           159,156       108,482            209,548
       --                6,685          --            1,975,724             --               1,826          --                 --
       --               12,545          --              128,560             --                 395           611               --
     55,991            246,075          --              870,394           84,530           109,125       271,374            308,956


   (627,128)          (953,680)   (8,747,943)       (26,739,207)      49,858,952)      114,623,734) (132,903,763)      (275,147,389)
    (65,684)           (83,608)     (856,337)        (2,769,898)        (126,396)         (310,856)      (76,141)          (479,763)
   (127,733)          (298,935)   (1,134,106)          (294,506)         (29,883)          (43,419)     (339,735)          (785,440)
       --                 --        (449,268)        (2,647,652)        (827,686)       (2,418,477)   (8,849,700)       (27,439,596)
------------------------------------------------------------------------------------------------------------------------------------
    (96,456)         1,311,385     5,343,245         34,890,252       (1,689,705)      (11,689,155)    2,724,989        (12,921,103)
------------------------------------------------------------------------------------------------------------------------------------
   (135,477)          (474,569)   (1,109,729)        21,706,798       (1,647,072)      (19,518,180)      417,478        (20,573,261)



 13,329,146         13,803,715    74,292,020         52,585,222       37,355,542        56,873,722    45,948,398         66,521,659
------------------------------------------------------------------------------------------------------------------------------------
$13,193,669        $13,329,146   $73,182,291       $$74,292,020     $$35,708,470      $$37,355,542   $46,365,876      $ $45,948,398
------------------------------------------------------------------------------------------------------------------------------------
    $21,613            $38,363      $(13,464)           $11,058          $37,664          $224,804       $55,056           $415,079

                    GE                           GE
               PREMIER                      PREMIER
                GROWTH                     RESEARCH
           EQUITY FUND                  EQUITY FUND

  SIX MONTHS      YEAR ENDED      SIX MONTHS      YEAR ENDED
 ENDED MARCH 31,   SEPTEMBER     ENDED MARCH 31,   SEPTEMBER
2003 (UNAUDITED)   30, 2002    2003 (UNAUDITED)    30, 2002
--------------------------------------------------------------

     $(297,690)     $(986,899)         $10,687      $17,525


    (6,538,327)   (12,365,630)        (511,028)  (2,225,031)



    14,887,989    (30,588,846)         711,695      143,437
--------------------------------------------------------------
     8,051,972    (43,941,375)         211,354   (2,064,069)
--------------------------------------------------------------

          --             --            (25,655)        --
          --             --               --           --
          --             --               --           --
          --             --               (414)        --

          --       (3,499,630)            --           --
          --       (1,085,463)            --           --
          --         (124,865)            --           --
          --       (1,464,120)            --           --

          --             --               --           --
          --             --               --           --
          --             --               --           --
          --             --               --           --
          --       (6,174,078)         (26,069)        --
--------------------------------------------------------------
     8,051,972    (50,115,453)         185,285   (2,064,069)
--------------------------------------------------------------

    55,583,388     81,627,942          125,824      987,981
     2,719,242      5,203,636            1,786       38,242
     9,804,141     15,622,028           22,742       31,510
    11,807,224     21,085,392             --           --



          --        3,406,223           25,627         --
          --        1,029,542             --           --
          --          123,585             --           --
          --        1,464,122              414         --


   (29,975,474)   (32,270,315)        (285,055)  (1,085,381)
    (2,929,494)    (6,790,037)          (8,780)     (69,681)
    (1,190,164)    (1,900,591)          (7,304)        --
    (4,388,498)   (11,665,317)            --           --
--------------------------------------------------------------
    41,430,365     76,936,210         (124,746)     (97,329)
--------------------------------------------------------------

    49,482,337     26,820,757           60,539   (2,161,398)



   214,794,625    187,973,868        8,263,365   10,424,763
--------------------------------------------------------------
  $264,276,962   $214,794,625      $$8,323,904   $8,263,365
--------------------------------------------------------------
     $(297,690) $        --            $10,118      $25,500

STATEMENTS OF CHANGES
IN NET ASSETS (CONTINUED)

CHANGES IN FUND SHARES

                                                       GE                               GE                            GE
                                                     U.S.                            VALUE                       MID-CAP
                                                   EQUITY                           EQUITY                        GROWTH
                                                     FUND                             FUND                           FUND

                                          SIX MONTHS     YEAR ENDED      SIX MONTHS        YEAR ENDED     SIX MONTHS     YEAR ENDED
                                         ENDED MARCH 31,  SEPTEMBER     ENDED MARCH 31,     SEPTEMBER   ENDED MARCH 31,   SEPTEMBER

                                       2003 (UNAUDITED)  30, 2002     2003  (UNAUDITED)     30, 2002   2003 (UNAUDITED)   30, 2002
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:

Shares sold ..........................    1,705,932     3,826,767          338,073        1,465,791          329,653       971,580
Issued for distribution ..............      102,652       139,999           47,078           23,773                9          --
reinvested
Shares redeemed ......................   (1,781,241)   (3,011,567)        (591,885)        (856,320)        (336,909)     (648,917)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       27,343      (206,734)         955,199          633,244           (7,247)      322,663
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B:

Shares sold ..........................       56,824       156,621           34,547          147,019           16,328        43,111
Issued for distribution ..............         --          12,601             --              8,983             --            --
reinvested
Shares redeemed ......................     (187,718)     (459,134)        (307,146)      (1,239,328)        (113,267)     (567,778)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares     (130,894)     (289,912)        (272,599)      (1,083,326)         (96,939)     (524,667)
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C:

Shares sold ..........................      118,258       116,984           44,945           62,256           23,222        12,423
Issued for distribution ..............          500         1,994              396              348             --            --
reinvested
Shares redeemed ......................      (58,513)      (82,278)         (10,148)         (25,622)          (1,972)       (2,787)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       60,245        36,700           35,193           36,982           21,250         9,636
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y:

Shares sold ..........................    1,350,075     1,956,568              439            5,199            1,453         3,971
Issued for distribution ..............      122,967       165,399            5,714            4,038             --            --
reinvested
Shares redeemed ......................   (1,374,565)   (1,653,017)            (157)         (61,075)            (852)       (1,434)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares       98,477       468,950            5,996          (51,838)             601         2,537
-----------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Statements.

              GE                          GE                             GE
         MID-CAP                   SMALL-CAP                         GLOBAL
    VALUE EQUITY                VALUE EQUITY                         EQUITY
            FUND                        FUND                           FUND
--------------------------------------------------------------------------------------
  SIX MONTHS    YEAR ENDED    SIX MONTHS    YEAR ENDED      SIX MONTHS     YEAR ENDED
 ENDED MARCH 31, SEPTEMBER  ENDED MARCH 31,  SEPTEMBER     ENDED MARCH 31,  SEPTEMBER
2003 (UNAUDITED) 30, 2002  2003 (UNAUDITED)  30, 2002     2003 (UNAUDITED)  30, 2002
--------------------------------------------------------------------------------------
   70,951        200,646        813,009      3,084,494      3,402,917      6,009,189
      921          4,628           --          382,110          8,091          8,764
  (69,678)       (91,619)      (786,056)    (1,984,968)    (3,561,046)    (6,648,425)
--------------------------------------------------------------------------------------
    2,194        113,655         26,953      1,481,636       (150,038)      (630,472)
--------------------------------------------------------------------------------------


    2,079         10,161        138,906        502,342         12,164          6,752
     --              625           --          152,448           --              107
   (7,456)        (7,883)       (79,238)      (213,325)        (9,766)       (19,724)
--------------------------------------------------------------------------------------
   (5,377)         2,903         59,668        441,465          2,398        (12,865)
--------------------------------------------------------------------------------------


      205          4,460        335,852        429,473          2,285          8,417
     --            1,179           --            9,943           --               23
  (14,141)       (27,183)      (107,301)       (24,091)        (2,258)        (2,942)
--------------------------------------------------------------------------------------
  (13,936)       (21,544)       228,551        415,325             27          5,498
--------------------------------------------------------------------------------------


     --             --          191,299        461,467         74,444        135,971
    5,919         22,680           --           65,198          5,712          5,996
     --             --          (39,764)      (196,173)       (58,495)      (144,360)
--------------------------------------------------------------------------------------
    5,919         22,680        151,535        330,492         21,661         (2,393)
--------------------------------------------------------------------------------------

                  GE                                 GE                         GE
       INTERNATIONAL                            PREMIER                    PREMIER
              EQUITY                             GROWTH                   RESEARCH
                FUND                        EQUITY FUND                EQUITY FUND
------------------------------------------------------------------------------------------
    SIX MONTHS     YEAR ENDED    SIX MONTHS      YEAR ENDED      SIX MONTHS    YEAR ENDED
  ENDED MARCH 31,  SEPTEMBER    ENDED MARCH 31,   SEPTEMBER    ENDED MARCH 31,  SEPTEMBER
 2003 (UNAUDITED)   30, 2002   2003 (UNAUDITED)    30, 2002    2003 (UNAUDITED)  30, 2002
------------------------------------------------------------------------------------------
    14,468,962     21,850,700      2,786,551      3,577,541         19,849        126,309
        11,002         16,422           --          130,607          3,931           --
   (14,220,676)   (22,572,681)    (1,510,309)    (1,424,007)       (46,248)      (141,570)
------------------------------------------------------------------------------------------
       259,288       (705,559)     1,276,242      2,284,141        (22,468)       (15,261)
------------------------------------------------------------------------------------------


         7,960         26,619        140,605        231,975            201          5,299
          --             --              103         41,018           --             --
        (8,658)       (42,388)      (156,988)      (309,731)        (1,474)        (9,346)
------------------------------------------------------------------------------------------
          (698)       (15,769)       (16,280)       (36,738)        (1,273)        (4,047)
------------------------------------------------------------------------------------------


        84,458         92,759        511,226        692,149          3,663          3,989
            66           --             --            4,924           --             --
       (39,787)       (70,299)       (63,100)       (85,703)        (1,183)          --
------------------------------------------------------------------------------------------
        44,737         22,460        448,126        611,370          2,480          3,989
------------------------------------------------------------------------------------------


     1,031,141      2,220,607        574,789        916,543           --             --
        27,246         23,969           --           55,586             63           --
      (906,547)    (2,264,626)      (216,804)      (498,078)          --             --
------------------------------------------------------------------------------------------
       151,840        (20,050)       357,985        474,051             63           --
------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES

IN NET ASSETS

                                                              GE                            GE                      GE
                                                         Premier                       Premier                   Fixed
                                                   International                         Value                  Income
                                                     Equity Fund                   Equity Fund                    Fund

                                             Six Months     Year Ended      Six Months    Year Ended    Six Months      Year Ended
                                           Ended March 31,  September    Ended March 31,   September  Ended March 31,    September
                                          2003 (unaudited)   30, 2002    2003 (unaudited)  30, 2002  2003 (unaudited)    30, 2002
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
    NNet investments income (loss)                 $6,417       $44,800      $113,057     $196,914     $4,440,978       $9,831,691
    Net realized gain (loss) on investments,
    futures, written options,
      foreign currency transactions and          (845,291)   (2,151,915)     (711,366)    (851,765)     3,257,389        3,307,196
      swaps
    Net increase (decrease) in unrealized
    appreciation /
      (depreciation) on investments, futures,
      written, options,
      foreign currency translation                675,822       270,278     1,039,957   (2,891,492)    (1,114,649)       2,673,081
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from                 (163,052)   (1,836,837)      441,648   (3,546,343)     6,583,718       15,811,968
    operations
-----------------------------------------------------------------------------------------------------------------------------------
 DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income
      Class A                                     (43,695)      (74,859)     (231,520)    (111,748)    (2,802,636)      (6,321,935)
      Class B                                         (56)         --          (4,826)      (1,094)       (50,378)        (102,017)
      Class C                                        --            (225)         (748)        (122)       (29,486)         (28,694)
      Class Y                                        (504)         (796)       (1,729)      (1,018)    (1,843,178)      (3,573,891)
    Net realized gains
      Class A                                        --            --            --        (36,620)    (1,191,079)            --
      Class B                                        --            --            --         (1,584)       (26,174)            --
      Class C                                        --            --            --           (403)       (14,087)            --
      Class Y                                        --            --            --           (249)      (718,769)            --
    Return of capital
      Class A                                        --            --            --           --             --               --
      Class B                                        --            --            --           --             --               --
      Class C                                        --            --            --           --             --               --
      Class Y
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS                             (44,255)      (75,880)     (238,823)    (152,838)    (6,675,787)     (10,026,537)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations and distributions                   (207,307)   (1,912,717)      202,825   (3,699,181)       (92,069)       5,785,431
-----------------------------------------------------------------------------------------------------------------------------------
 SHARE TRANSACTIONS:
    Proceeds from sale of shares
      Class A                                  4,465,840     5,014,863       793,232    2,832,638     49,216,896      100,753,713
      Class B                                      8,348        34,782        23,657      204,614      1,040,330        1,470,740
      Class C                                    370,238       161,489        30,863       81,339      1,422,745        1,574,154
      Class Y                                       --            --            --           --       24,406,375       37,490,457
    Value of distributions reinvested
      Class A                                     43,620        74,499       229,213      147,714      3,443,562        5,444,611
      Class B                                         56          --           4,750        2,246         67,316           91,284
      Class C                                       --             225           747          525         38,623           23,446
      Class Y                                        504           796         1,729        1,266      2,539,279        3,582,613
    Cost of shares redeemed
      Class A                                 (3,578,983)   (4,950,117)     (619,310)  (1,695,012)   (29,642,639)     (95,896,179)
      Class B                                    (10,548)      (25,246)      (32,335)    (238,295)      (446,015)        (901,175)
      Class C                                   (366,228)     (158,230)      (60,339)     (18,828)      (298,206)        (238,691)
      Class Y                                       --            --            --           --      (12,033,250)     (34,976,130)
-----------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) from shares
    transactions                                 932,847       153,061       372,207    1,318,207     39,755,016       18,418,843
-----------------------------------------------------------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET
 assets                                          725,540    (1,759,656)      575,032   (2,380,974)    39,662,947       24,204,274
NET ASSETS
     Beginning of period                        5,638,096     7,397,752    13,236,270   15,617,244    235,049,039      210,844,765
-----------------------------------------------------------------------------------------------------------------------------------
     End of period                             $6,363,636    $5,638,096   $13,811,302  $13,236,270   $274,711,986     $235,049,039
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
INVESTMENTS INCOME, END OF PERIOD                  $4,799       $42,637       $61,378     $187,144       $(45,686)        $239,014

* GE Money Market Fund is a no load fund offering only one class of shares to all investors.


--------------
See Notes to Financial Statements.

                  GE                               GE
          GOVERNMENT                       SHORT-TERM                               GE
          SECURITIES                       GOVERNMENT                       TAX-EXEMPT
                FUND                             FUND                             FUND
---------------------------------------------------------------------------------------------------
  SIX MONTHS        YEAR ENDED      SIX MONTHS        YEAR ENDED     SIX MONTHS         YEAR ENDED
 ENDED MARCH 31,     SEPTEMBER     ENDED MARCH 31,     SEPTEMBER    ENDED MARCH 31,      SEPTEMBER
2003 (UNAUDITED)     30, 2002     2003 (UNAUDITED)     30, 2002    2003 (UNAUDITED)      30, 2002
---------------------------------------------------------------------------------------------------
   $3,967,391       $8,891,782       $1,047,210       $2,135,626         $780,054       $1,388,300


    1,671,571       10,007,659          365,959          160,301           40,769            3,068




   (1,857,744)         323,058         (650,892)         487,762         (400,510)       1,709,604
---------------------------------------------------------------------------------------------------
    3,781,218       19,222,499          762,277        2,783,689          420,313        3,100,972
---------------------------------------------------------------------------------------------------


   (3,766,136)      (8,088,785)        (969,997)      (1,944,624)        (667,058)      (1,245,550)
     (192,543)      (1,189,637)         (54,141)         (74,385)         (62,348)        (133,539)
      (17,636)         (16,283)         (63,898)         (69,981)         (54,469)         (34,710)
         --               --            (40,723)        (123,005)            (614)          (1,237)

         --               --            (47,782)        (124,446)            --               --
         --               --             (3,276)          (4,785)            --               --
         --               --             (3,950)          (3,169)            --               --
         --               --             (2,755)          (8,684)            --               --

         --
         --
         --               --               --               --               --               --
---------------------------------------------------------------------------------------------------
  (3,976,315)      (9,294,705)      (1,186,522)      (2,353,079)        (784,489)      (1,415,036)
---------------------------------------------------------------------------------------------------
    (195,097)       9,927,794         (424,245)        (430,610)        (364,176)       1,685,936


  55,955,112      128,983,442       34,216,132       49,520,881        8,070,138       17,384,107
     668,190        1,547,920        1,428,104        2,553,701          620,298        1,470,921
     582,001        2,718,404        4,677,179        3,345,702        1,305,251        3,108,042
        --               --             63,867        1,176,707            1,208             --

   2,512,398        5,177,058          901,251        1,787,682          505,090          925,068
     129,507          729,507           50,995           70,364           39,351           81,962
      16,162           13,638           59,594           59,866           44,184           29,360
        --               --             44,322          131,008              612            1,239

 (53,231,896)    (113,865,259)     (23,982,279)     (25,369,002)      (7,084,765)      (9,504,648)
  (6,373,769)     (45,129,080)        (370,853)        (220,087)        (654,169)      (2,345,529)
    (417,592)      (1,773,905)      (1,572,403)        (444,892)        (569,272)          (8,284)
        --               --         (2,200,150)        (249,635)              (3)              (6)
---------------------------------------------------------------------------------------------------
    (159,887)     (21,598,275)      13,315,759       32,362,295        2,277,923       11,142,232
---------------------------------------------------------------------------------------------------
    (354,984)     (11,670,481)      12,891,514       32,792,905        1,913,747       12,828,168

 221,784,744      233,455,225       64,523,391       31,730,486       44,013,893       31,185,725
---------------------------------------------------------------------------------------------------
$221,429,760     $221,784,744      $77,414,905      $64,523,391      $45,927,640      $44,013,893
---------------------------------------------------------------------------------------------------

   $(166,122)       $(157,198)        $(85,386)         $(3,837)         $45,646          $50,081

                  GE                               GE
            STRATEGIC                           MONEY
           INVESTMENT                          MARKET
                 FUND                           FUND*
------------------------------------------------------------------
    SIX MONTHS        YEAR ENDED      SIX MONTHS       YEAR ENDED
  ENDED MARCH 31,      SEPTEMBER     ENDED MARCH 31,    SEPTEMBER
 2003 (UNAUDITED)      30, 2002    2003 (UNAUDITED)     30, 2002
------------------------------------------------------------------
     $1,616,409       $4,345,374       $1,347,443       $4,531,794


     (4,750,832)        (579,133)             639             --




      8,275,362      (19,715,194)            --               --
------------------------------------------------------------------
      5,140,939      (15,948,953)       1,348,082        4,531,794
------------------------------------------------------------------


     (2,122,277)      (2,634,142)      (1,347,438)      (4,476,819)
       (193,323)        (308,249)            --               --
        (52,808)         (52,941)            --               --
     (1,893,508)      (2,145,969)            --               --

           --         (4,498,507)            --               --
           --           (799,062)            --               --
           --           (126,354)            --               --
           --         (3,301,797)            --               --



           --               --               --               --
------------------------------------------------------------------
    (4,261,916)     (13,867,021)      (1,347,438)      (4,476,819)
------------------------------------------------------------------
       879,023      (29,815,974)             644           54,975


    11,164,729       19,510,022       92,232,691      264,335,706
       778,455        2,104,319             --               --
       921,194        1,263,475             --               --
     4,560,837       17,821,425             --               --

     2,036,534        6,926,558        1,291,155        4,308,951
       179,653        1,052,889             --               --
        43,273          161,577             --               --
     1,893,516        5,447,770             --               --

   (11,541,170)     (19,477,180)     (92,567,293)    (291,965,407)
    (2,051,010)      (4,931,008)            --               --
      (342,966)        (863,015)            --               --
    (4,611,584)     (16,078,691)            --               --
------------------------------------------------------------------
     3,031,461       12,938,141          956,553      (23,320,750)
------------------------------------------------------------------
     3,910,484      (16,877,833)         957,197      (23,265,775)

   192,523,952      209,401,785      255,168,797      278,434,572
------------------------------------------------------------------
  $196,434,436     $192,523,952     $256,125,994     $255,168,797
------------------------------------------------------------------

      $554,340       $3,199,847         $114,422         $114,417

                                      119

                                                             GE                         GE                      GE
                                                         PREMIER                    PREMIER                   FIXED
                                                   INTERNATIONAL                      VALUE                  INCOME
                                                     EQUITY FUND                EQUITY FUND                    FUND

                                             SIX MONTHS     YEAR ENDED     SIX MONTHS   YEAR ENDED   SIX MONTHS     YEAR ENDED
                                            ENDED MARCH 31,  SEPTEMBER   ENDED MARCH 31, SEPTEMBER  ENDED MARCH 31,  SEPTEMBER
                                           2003 (UNAUDITED)  30, 2002  2003 (UNAUDITED) 30, 2002  2003 (UNAUDITED)   30, 2002
------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold                                     1,012,189      916,777      95,316       285,589      3,885,612     8,154,337
Issued for distribution reinvested                  9,281       11,901      26,347        14,640        273,267       441,451
Shares redeemed                                 (802,298)    (901,030)    (76,031)     (174,257)    (2,341,519)   (7,777,758)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            219,172       27,648      45,632       125,972      1,817,360       818,030
------------------------------------------------------------------------------------------------------------------------------
CLASS B:

Shares sold                                         1,845        6,611       2,749        20,718         82,132       118,555
Issued for distribution reinvested                     12           --         548           224          5,341         7,393
Shares redeemed                                   (2,419)      (4,231)     (3,919)      (23,751)       (35,292)      (73,296)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares              (562)        2,380       (622)       (2,809)         52,181        52,652
------------------------------------------------------------------------------------------------------------------------------
CLASS C:

Shares sold                                        82,562       32,534       3,700         8,178        112,343       127,129
Issued for distribution reinvested                     --           36          86            52          3,063         1,890
Shares redeemed                                  (80,913)     (31,516)     (6,851)       (2,126)       (23,678)      (19,451)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares              1,649        1,054     (3,065)         6,104         91,728       109,568
------------------------------------------------------------------------------------------------------------------------------
CLASS Y:

Shares sold                                            --           --          --            --      1,932,466     3,023,496
Issued for distribution reinvested                    107          127         198           126        201,548       290,497
Shares redeemed                                        --           --          --            --      (952,189)   (2,855,410)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                107          127         198           126      1,181,825       458,583
------------------------------------------------------------------------------------------------------------------------------

* GE Money Market Fund is a no load fund offering only one class of shares to all investors.

See Notes to Financial Statements.

                GE                             GE
         GOVERNMENT                    SHORT-TERM                          GE
         SECURITIES                    GOVERNMENT                  TAX-EXEMPT
               FUND                          FUND                        FUND
-----------------------------------------------------------------------------------------
  Six Months      Year Ended    Six Months     Year Ended      Six Months    Year Ended
 Ended March 31,  September   Ended March 31,   September    Ended March 31,  September
2003 (unaudited)   30, 2002  2003 (unaudited)   30, 2002    2003 (unaudited)  30, 2002
-----------------------------------------------------------------------------------------
    6,296,658     15,168,099    2,816,089       4,099,753        669,790     1,485,114
      283,944        607,748       74,245         148,042         42,209        78,807
   (5,991,437)   (13,370,748)  (1,973,469)     (2,100,830)      (587,908)     (812,337)
-----------------------------------------------------------------------------------------
      589,165      2,405,099      916,865       2,146,965        124,091       751,584
-----------------------------------------------------------------------------------------

       74,225        179,463      117,561         211,300         51,416       125,858
        14,519        85,282        4,207           5,834          3,289         6,989
      (715,261)   (5,270,923)     (30,561)        (18,247)       (54,451)     (199,716)
-----------------------------------------------------------------------------------------
      (626,517)   (5,006,178)      91,207         198,887            254       (66,869)
-----------------------------------------------------------------------------------------

        64,692       314,685      385,256         277,322        108,318       264,030
         1,806         1,558        4,916           4,960          3,695         2,478
       (46,746)     (204,019)    (129,723)        (36,769)       (47,454)         (690)
-----------------------------------------------------------------------------------------
        19,752       112,224      260,449         245,513         64,559       265,818
-----------------------------------------------------------------------------------------

            --           --         5,267          97,992             --             9
            --           --         3,664          10,883             49            93
            --           --      (181,120)        (20,790)            --            --
-----------------------------------------------------------------------------------------
            --           --      (172,189)         88,085             49           102
-----------------------------------------------------------------------------------------

                     GE                           GE
              STRATEGIC                        MONEY
             INVESTMENT                       MARKET
                   FUND                        FUND*
---------------------------------------------------------------
     Six Months     Year Ended      Six Months       Year Ended
   Ended March 31,  September     Ended March 31,     September
  2003 (unaudited)   30, 2002    2003 (unaudited)      30, 2002
---------------------------------------------------------------
       556,792        863,286       92,232,691      264,335,706
       100,426        307,208        1,291,155        4,308,951
      (584,534)      (893,728)     (92,567,293)        (291,407)
---------------------------------------------------------------
        72,684        276,766          956,553      (23,320,750)
---------------------------------------------------------------

        40,243         98,901               --               --
         9,087         47,924               --               --
      (107,009)      (231,729)              --               --
---------------------------------------------------------------
       (57,679)       (84,904)              --               --
---------------------------------------------------------------

        48,444         60,195               --               --
         2,225          7,449               --               --
       (18,195)       (40,569)              --               --
---------------------------------------------------------------
        32,474         27,075               --               --
---------------------------------------------------------------

       226,462        821,598               --               --
        93,369        241,479               --               --
      (231,445)      (739,089)              --               --
---------------------------------------------------------------
        88,386        323,988               --               --
---------------------------------------------------------------

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

 1.  ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of nineteen investment portfolios (each a "Fund" and collectively the "Funds"), although only the following seventeen are currently being offered: GE U.S. Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE Global Equity Fund,

GE International Equity Fund, GE Premier Growth Equity Fund, GE Premier Research Equity Fund, GE Premier International Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE Money Market Fund) are presently authorized to issue four classes of shares. As of March 31, 2003, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active and GE Money Market Fund, which each had only one active class.

Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):


5.75%                                           4.25%                                     2.50%
------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                             GE Fixed Income Fund                      GE Short-Term Government Fund

GE Value Equity Fund                            GE Government Securities Fund

GE Mid-Cap Growth Fund                          GE Tax-Exempt Fund

GE Mid-Cap Value Equity Fund

GE Small-Cap Value Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund

There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

Maximum Contingent Deferred Sales Charges imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:

4.00%                                           3.00%
------------------------------------------------------------------------------
GE U.S. Equity Fund                             GE Fixed Income Fund

GE Value Equity Fund                            GE Government Securities Fund

GE Mid-Cap Growth Fund                          GE Short-Term Government Fund

GE Mid-Cap Value Equity Fund                    GE Tax-Exempt Fund

GE Small-Cap Value Equity Fund

GE Global Equity Fund

GE International Equity Fund

GE Premier Growth Equity Fund

GE Premier Research Equity Fund

GE Premier International Equity Fund

GE Premier Value Equity Fund

GE Strategic Investment Fund

Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge for Class B redemptions from shares acquired, either by purchase or exchange, as a result of the combination on September 26, 1997 of the Investors Trust Fund with the GE Funds is as follows:
5.00% within the first year, 4.00% within the second year, 3.00% within the third year, 2.00% within the fourth year, 1.00% within the fifth year, and 0.00% thereafter.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more in Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to shares of GE Money Market Fund.

 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange (or NASDAQ) quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or received by the Funds

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. A Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS Certain Funds may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return swaps as part of their investment strategies. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller..

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure.
Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

At March 31, 2003, information on the tax components of capital is as follows:

                                                                                        Net Tax Unrealized
                                              Gross Tax             Gross Tax               Appreciation/
                                             Unrealized            Unrealized               (Depreciation)
                                            Appreciation          Depreciation             on Investments
-----------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund                        $  23,110,146       $  (95,751,826)           $   (72,641,680)

GE Value Equity Fund                           3,062,173          (11,028,541)                (7,966,368)
GE Mid-Cap Growth Fund                         1,468,984           (5,842,750)                (4,373,766)
GE Mid-Cap Value Equity Fund                     521,934           (2,517,653)                (1,995,719)
GE Small Cap Value Equity Fund                 3,011,381           (8,010,635)                (4,999,254)
GE Global Equity Fund                            782,918           (9,079,934)                (8,297,016)
GE International Equity Fund                     818,153          (10,514,899)                (9,696,746)
GE Premier Growth Equity Fund                  7,999,803          (63,740,091)               (55,740,288)
GE Premier Research Equity Fund                  223,561           (1,315,469)                (1,091,908)
GE Premier International Equity Fund              80,654           (1,828,712)                (1,748,058)
GE Premier Value Equity Fund                     246,415           (2,806,757)                (2,560,342)
GE Fixed Income Fund                           7,606,241             (833,699)                  6,772,542
GE Government Securities Fund                  9,523,567              (94,635)                  9,428,932
GE Short-Term Government Fund                  1,229,153             (425,826)                    803,327
GE Tax-Exempt Fund                             2,636,807               (9,467)                  2,627,340
GE Strategic Investment Fund                   8,609,741          (20,847,978)               (12,238,237)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2003.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

As of September 30, 2002, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

Fund                                                    Amount           Expires
--------------------------------------------------------------------------------
GE U.S. Equity Fund                                $   3,656,316           2010

GE Value Equity Fund                                     117,753           2010

GE Mid-Cap Growth Fund                                   357,294           2010

GE Small Cap Value Equity Fund                           305,349           2010

GE Global Equity Fund                                  2,791,977           2010

GE International Equity Fund                           3,826,285           2010

GE Premier Research Equity Fund                          124,591           2009

                                                       2,111,253           2010

GE Premier International Equity Fund                     671,036           2009

                                                       2,221,623           2010

GE Premier Value Equity Fund                              69,154           2010

GE Government Securities Fund                        107,525,597           2003

                                                       1,748,819           2004

                                                      13,930,305           2008

GE Tax-Exempt Fund                                       305,442           2004

                                                         437,039           2008

                                                         115,020           2009

GE Money Market Fund                                       3,153           2003

                                                           5,688           2005

                                                             120           2010

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2001 as follows:

Fund                                                Currency           Capital
--------------------------------------------------------------------------------
GE U.S. Equity Fund                                 $      --      $ 21,125,468

GE Value Equity Fund                                       --           287,204

GE Mid-Cap Growth Fund                                     --           691,711

GE Mid-Cap Value Equity Fund                               --           189,803

GE Global Equity Fund                                  11,050         5,663,554

GE International Equity Fund                               --        10,349,183

GE Premier Growth Equity Fund                              --        12,780,336

GE Premier Research Equity Fund                            --         1,615,573

GE Premier International Equity Fund                    3,558         1,527,709

GE Premier Value Equity Fund                               --           714,930

GE Strategic Investment Fund                            8,029         2,104,608

GE Tax-Exempt Fund                                         --            53,958

DISTRIBUTIONS TO SHAREHOLDERS GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds (except for premiums on bonds held by the U.S. Government Securities Fund) are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

3.  LINE OF CREDIT

Effective December 18, 2002, and expiring December 17, 2003, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)


fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the period ended March 31, 2003.

4.  FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. GEAM agreed in writing to limit other operating expenses (exclusive of advisory, administration and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through January 28, 2003, which was extended until March 31, 2003. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. Effective April 1, 2003, GEAM agreed in writing to new limits on other operating expenses (exclusive of advisory, administrative and distribution fees) of each class of certain funds on an annualized basis to the levels stated in the schedule below through March 31, 2004. These agreements may be renewed or discontinued without notice in the future.

                                                      Annualized based on Average daily net assets
                                        ------------------------------------------------------------------------
                                             Advisory and                                 Other
                                          Administration Fees                   Operating Expense Limits*
                                        ------------------------------------------------------------------------
                                                                              Through                  From
                                                                          March 31, 2003          April 1, 2003
                                                                          ---------------         --------------
GE U.S. Equity Fund                                .40%                       .25%                    .30%

GE Value Equity Fund                               .55%                       .30%                    .40%
GE Mid-Cap Growth Fund                             .60%                       .30%                    .46%
GE Mid-Cap Value Equity Fund                       .80%                       .25%                    .30%
GE Small-Cap Value Equity Fund                     .70%                       .20%                    .39%
GE Global Equity Fund                              .75%                       .35%                    .71%
GE International Equity Fund                       .80%                       .30%                    .70%
GE Premier Growth Equity Fund                      .60%                       .30%                    .30%
GE Premier Research Equity Fund                    .70%                       .25%                    .25%
GE Premier International Equity Fund               .80%                       .25%                    .54%
GE Premier Value Equity Fund                       .60%                       .25%                    .39%
GE Fixed Income Fund                               .35%                       .20%                    .20%
GE Government Securities Fund                      .40%                       .20%                    .30%
GE Short-Term Government Fund                      .30%                       .15%                    .20%
GE Tax-Exempt Fund                                 .35%                       .25%                    .27%
GE Strategic Investment Fund                       .35%                       .30%                    .35%
GE Money Market Fund                               .25%                       .25%                    .25%

* OTHER OPERATING EXPENSES, AFTER REIMBURSEMENT (IF ANY), WILL NOT EXCEED THE LIMITS SHOWN IN THE TABLE ABOVE FOR THE PERIOD ENDING MARCH 31, 2004. ACTUAL EXPENSES DURING THAT PERIOD MAY BE LESS THAN THAT SHOWN.

NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

The Funds paid the following fees to GEAM for advisory and administrative services for the period ended March 31, 2003:

                                                             Advisory and
Fund                                                     Administrative Fees
-------------------------------------------------------------------------------

GE U.S. Equity Fund                                        $ 1,113,226

GE Value Equity Fund                                           178,484

GE Mid-Cap Growth Fund                                          78,856

GE Mid-Cap Value Equity Fund                                    54,503

GE Small-Cap Value Equity Fund                                 105,729

GE Global Equity Fund                                          146,946

GE International Equity Fund                                   194,946

GE Premier Growth Equity Fund                                  744,693

GE Premier Research Equity Fund                                 30,537

GE Premier International Equity Fund                            23,707

GE Premier Value Equity Fund                                    42,650

GE Fixed Income Fund                                           441,648

GE Government Securities Fund                                  435,725

GE Short-Term Government Fund                                  102,333

GE Tax Exempt Fund                                              73,760

GE Strategic Investment Fund                                   352,345

GE Money Market Fund                                           317,760

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subsidiary of General Electric Company) began performing certain accounting and certain administration services not provided by GEAM. For the period ending March 31, 2003 $21,583 was charged to the Funds and was allocated pro rata across funds and share classes based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES
The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was .85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees are reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

SECURITIES LENDING PROGRAM GEAM administers the security lending program for the following funds: GE Fixed Income Fund, GE Government Securities Fund, and GE Short-Term Government Fund. The security lending fee is based on the number and duration of lending transactions. State Street Global Securities Lending acts as the lending agent for all other funds participating in the securities lending program.

For the period ended March 31, 2003, the GE Fixed Income Fund, GE Government Securities Fund and GE Short-Term Government Fund paid $161,347, $285,351 and $107,962, respectively to GEAM.

OTHER For the period ended March 31, 2003, the Trust was informed that GEID acting as underwriter received net commissions of $123,313 from the sale of Class A shares and $140,910 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares.


5.  SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the GE Small-Cap Value Equity Fund. Palisade is responsible for the day-to-day portfolio management of the assets of the fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board of Trustees.

For their services, GEAM pays Palisade a monthly sub-advisory fee, which is calculated as a percentage of the average daily net assets of the Fund.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

6.  INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2003, were as follows:

                                           Purchases              Sales
-------------------------------------------------------------------------
GE U.S. Equity Fund                       $ 70,723,873       $ 70,403,637

GE Value Equity Fund                        10,039,936         13,821,101

GE Mid-Cap Growth Fund                       4,639,425          5,537,817

GE Mid-Cap Value Equity Fund                 1,656,620          1,375,841

GE Small-Cap Value Equity Fund              54,745,209         46,062,388

GE Global Equity Fund                        6,970,163          7,599,370

GE International Equity Fund                14,215,046         11,646,113

GE Premier Growth Equity Fund               57,573,531         21,075,909

GE Premier Research Equity Fund              2,220,056          2,461,097

GE Premier International Equity Fund         1,428,772          1,462,673

GE Premier Value Equity Fund                 4,867,749          4,776,908

GE Fixed Income Fund                       518,209,203        465,268,465

GE Government Securities Fund              114,480,490        121,770,460

GE Short-Term Government Fund               41,351,002         22,798,160

GE Tax-Exempt Fund                           5,786,159          4,696,663

GE Strategic Investment Fund               157,536,463        149,340,925

OPTIONS During the period ended March 31, 2003, the following option contracts were written:

                                                 GE Small-Cap Value Equity
                                              -------------------------------
                                                  Number
                                              of Contracts         Premium
-----------------------------------------------------------------------------
Balance as of September 30, 2002                     --         $        --

Written                                             703             155,943

Closed and Expired                                (451)             (94,770)

Exercised                                         (252)             (61,173)
-----------------------------------------------------------------------------
Balance as of March 31, 2003                         --         $        --
-----------------------------------------------------------------------------

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of March 31, 2003:


GE FIXED INCOME FUND                                                                     Notional Amount
---------------------------------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 44 basis points monthly,
expires September 30, 2003.                                                               $  2,800,000

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 10 basis points monthly,
expires July 31, 2003.                                                                    $  4,000,000


GE STRATEGIC INVESTMENT FUND                                                             Notional Amount
---------------------------------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 40 basis points monthly,
expires September 30, 2003.                                                               $  1,578,000

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 10 basis points monthly,
expires July 31, 2003.                                                                    $    650,000


SECURITY LENDING At March 31, 2003, the following Funds participated in securities lending:

                                    Loaned securities
                               (including accrued interest)     Cash Collateral
--------------------------------------------------------------------------------
GE U.S. Equity Fund                     $25,025,830               $26,060,838

GE Mid-Cap Growth Fund                    1,186,306                 1,263,551

GE Mid-Cap Value Equity Fund                 47,389                    49,027

GE Small-Cap Value Equity Fund           10,553,387                11,214,092

GE Premier Growth Equity Fund            22,824,404                24,135,027

GE Premier Research Equity Fund           2,179,365                 2,290,490

GE Premier Value Equity Fund                 27,120                    28,480

GE Fixed Income Fund                     33,548,307                34,140,875

GE Government Securities Fund            57,614,062                58,618,228

GE Short-Term Government Fund            15,440,742                15,713,106

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

7.  BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2003 are:

                                              5% or Greater Shareholders
                                             ----------------------------     % of Fund Held by
                                              Number       % of Fund Held       GE Affiliates*

GE U.S. Equity Fund                              4                32%               32%

GE Value Equity Fund                             1                 7%                7%

GE Mid-Cap Growth Fund                           1                21%               21%

GE Mid-Cap Value Fund                            1                72%               72%

GE Small-Cap Value Equity Fund                   1                23%               23%

GE Global Equity Fund                            1                27%               27%

GE International Equity Fund                     5                47%               47%

GE Premier Growth Equity Fund                    2                16%               16%

GE Premier Research Equity Fund                  1                78%               78%

GE Premier International Equity Fund             2                82%               82%

GE Premier Value Equity Fund                     2                72%               72%

GE Fixed Income Fund                             2                19%               19%

GE Tax-Exempt Fund                               1                 9%                0%

GE Strategic Investment Fund                     4                36%               36%

The GE LifeStyle Moderate Strategy Fund, GE Lifestyle Conservative Allocation Fund and GE Lifestyle Aggressive Allocation Fund, each an open-ended management investment company operating as a "fund of funds" that is advised by GEAM, also owned 5% or more of the outstanding shares of certain Funds.

Investment activities of these shareholders could have a material impact on the Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDER PERCENTAGE.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2003 (UNAUDITED)

8.  CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation resulted in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of C shares was created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).


9.  FUND TERMINATION

At a meeting held on December 12, 2002, the GE Funds' Board of Trustees approved a plan of dissolution, liquidation and termination pursuant to which the GE Europe Equity Fund, GE High Yield Fund, and GE S&P 500 Fund were liquidated and their assets distributed on a pro rata basis to shareholders of record as of the close of business on February 28, 2003.

                                              ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905
AGE 53

POSITION(S) HELD WITH FUND  Chairman of the Board and President
TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board, Chief Executive Officer and President of GE Investment Distributors, Inc., a registered broker-dealer, since 1993; Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board and Chief Executive Officer of Centurion Funds, Inc. since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987 NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 63 OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 35

POSITION(S) HELD WITH FUND Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Institutional Funds, GE Lifestyle Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since June 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A
OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

                                              ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 42

POSITION(S) HELD WITH FUND Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Asset Management Services at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE N/A
OTHER DIRECTORSHIPS HELD BY TRUSTEE N/A

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 56

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 55

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 67

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.;

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 53

OTHER DIRECTORSHIPS HELD BY TRUSTEE GP Financial Corp, holding company; The Greenpoint Savings Bank, a financial institution. Trustee of GE Institutional Funds and GE LifeStyle Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of Centurion Funds since December 2001.

                                                                 INVESTMENT TEAM

EUGENE K. BOLTON
--------------------------------------------------------------------------------
Portfolio Manager for GE U.S. Equity Fund Co-Portfolio Manager for GE Global Equity Fund Eugene K. Bolton is a Director and Executive Vice President of GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. He leads a team of portfolio managers for GE U.S. Equity Fund and has served in this capacity since the Fund's inception. Gene joined GE in 1964 and, after completing GE's Financial Management Program, held a number of financial and strategic planning positions in the U.S. and Europe. His experience includes assignments with GE's Medical Systems and Major Appliance businesses as well as Corporate Finance. Joining GE Asset Management in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and managed a GE Pension Fund portfolio through 1991 when he was named to his present position. Gene is a trustee of the GE Pension Trust and GE's Employee Savings Plan as well as chairman of GEAM's Asset Allocation committee. He is also a trustee of Rensselaer Polytechnic Institute and chairman of their investment committee, a trustee of the Investment Management Workshop, and a past member of the New York Stock Exchange Pension Advisory Committee. Gene is a graduate of Mundelein College with a BA degree in Business and Management.

CHRIS BROWN
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund Chris Brown is a Senior Vice President with GE Asset Management. He is responsible for managing a number of institutional portfolios, including the co-managed GE U.S. Research Select portfolio, which is part of the GE U.S. Equity portfolio. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.

DAVID CARLSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier Growth Equity Fund Co-Portfolio Manager for the GE Strategic Investment Fund Dave Carlson is the Senior Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He has nineteen years investment experience. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.

MICHAEL CAUFIELD
--------------------------------------------------------------------------------
Portfolio Manager for the GE Tax-Exempt Fund
Michael Caufield, Senior Vice President and Portfolio Manager, leads GEAM's fixed income municipal bond team. Mike has over twenty-four years investment experience in the municipal bond market. Prior to joining GEAM, Mike was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a credit analyst at Moody's Investor Service and Dun & Bradstreet for five years. Mike received his Bachelor of Science in Finance from Fordham University.

PAUL M. COLONNA
--------------------------------------------------------------------------------
Portfolio Manager for GE Short-Term Government Fund Paul M. Colonna is a Senior Portfolio Manager and Head of Structured Products for GE Asset Management. He is portfolio manager of GE Short-Term Government Fund and has served on the Fund's portfolio management team since joining GE Asset Management in 2000. Prior to joining GE Asset Management, Mr. Colonna was a senior portfolio manager with the Federal Home Loan Mortgage Corporation, overseeing the Mortgage Investment Group.

DONALD J. DUNCAN
--------------------------------------------------------------------------------
Portfolio Manager for GE Money Market Fund Donald J. Duncan is a Vice President of GE Asset Management. He is portfolio manager of GE Money Market Fund and has served on the Fund's portfolio management team since the Fund's inception. Mr. Duncan joined GE Asset Management in 1988 in Trade Support and held several positions including Mutual Fund Controller. He was appointed Investment Manager
- Short Term Securities in 1990 and Vice President - Money Markets in 2002. Mr. Duncan holds a B.S. from the University of Rhode Island.

WILLIAM M. HEALEY
--------------------------------------------------------------------------------
Portfolio Manager for GE Government Securities Fund William M. Healey is a Vice President of GE Asset Management. He is portfolio manager of GE Government Securities Fund and has served on the Fund's portfolio management team since joining GE Asset Management in 1996. Prior to joining GE Asset Management, Mr. Healey spent over 10 years in the Fixed Income Group at MetLife.

BRIAN HOPKINSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier International Equity Fund Brian Hopkinson is Senior Vice President and Portfolio Manager with GE Asset Management's International Equities team. Brian joined GEAM in 1996. He has twenty-three years of investment experience, eleven years earned in London and twelve in the New York/Stamford area. Before joining GE Asset Management he was with the Columbus Circle Investors and Fiduciary Trust Company International.
He received a Bachelor of Science (Honours) degree in Mathematics/Statistics from the University of Leeds and is an Associate of the Institute of Actuaries.

RALPH LAYMAN
--------------------------------------------------------------------------------
Portfolio Manager for GE International Equity Fund Portfolio Manager for GE Emerging Markets Fund Co-Portfolio Manager for GE Global Equity Fund Co-Portfolio Manager for the GE Strategic Investment Fund Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. He has twenty-one years of experience in the business, including five years as a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.

ROBERT MACDOUGALL
--------------------------------------------------------------------------------
Portfolio Manager for the GE Fixed Income Fund
Co-Portfolio Manager for the GE Strategic Investment Fund Robert MacDougall is a Director and Executive Vice President of GE Asset Management. He manages the overall fixed income investments for GE Asset Management. He leads a team of portfolio managers for GE Fixed Income Fund. Mr. MacDougall also manages fixed income investments for GE Strategic Investment Fund. He has served in those capacities since each Fund's commencement. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Bob has over twenty-nine years of investment experience. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.

PAUL REINHARDT
--------------------------------------------------------------------------------
Portfolio Manager for GE Premier Value Equity Fund Portfolio Manager for GE Value Equity Fund Paul Reinhardt is a Senior Vice President of GE Asset Management and portfolio manager of GE Premier Value Equity Fund. He has served in that capacity since the Fund's commencement. Mr. Reinhardt also serves as portfolio manager of GE Value Equity Fund and has served in that capacity since April 2002. Mr. Reinhardt joined GE Asset Management in 1982 as an Equity Analyst and has been a portfolio manager since 1987. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.

RICHARD L. SANDERSON
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund Dick Sanderson, Senior Vice President, is responsible for directing the efforts of the U.S. Equity research team. In addition, Dick shares portfolio management responsibility for the U.S. Equity Select and U.S. Research Select portfolios. He has twenty-nine years of investment experience, six with GE Asset Management. Prior to joining GEAM, Dick held positions with Alliance Capital, Neuberger and Berman, Investors Diversified Services, First National Bank of Denver, and Northern Trust Company. During his career, he was voted "Best of Buy Side" three times by Institutional Investor magazine. He received both a BA (Anthropology) and MBA (Finance) from the University of Michigan and is the holder of a Chartered Financial Analyst designation.

DIANE WEHNER
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Growth Fund
Diane Wehner is a Vice President with GE Asset Management responsible for Mid-Cap Growth portfolios. Diane has sixteen years of investment experience. Prior to joining GE Asset Management in 2001, she was a Vice President-Senior Portfolio Manager with Benefit Capital Management Corporation. Diane holds a Chartered Financial Analyst designation, a BA in economics from Drew University, and a MBA in finance from New York University.

CHIP WHITMAN
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Value Equity Fund Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid-Cap Value portfolios. Chip joined GEAM after completing GE's Financial Management Program and has sixteen years investment experience. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.


SUB-ADVISER
--------------------------------------------------------------------------------
Palisade Capital Management, L.L.C.
Sub-Adviser for the GE Small-Cap Value Equity Fund
The GE Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, Dennison Veru, and Richard Whitman. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

TRUSTEES
Michael J. Cosgrove John R. Costantino Alan M.
Lewis William J. Lucas Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Robert Herlihy

ASSISTANT TREASURER
John Crager

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, PRESIDENT
Eugene K. Bolton, EVP, DOMESTIC EQUITIES
Michael J. Cosgrove, EVP, MUTUAL FUNDS
John J. Walker, EVP, CHIEF FINANCIAL OFFICER Ralph R. Layman, EVP,

INTERNATIONAL EQUITIES
Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
Robert A. MacDougall, EVP, FIXED INCOME Geoffrey R. Norman, EVP,

MARKETING
Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE

INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated 3003 Summer Street Stamford, CT
06905

DISTRIBUTOR
GE Investment Distributors, Inc Member NASD and SIPC

SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO 64141-9631

CUSTODIAN
State Street Bank & Trust Company

COUNSEL
Willkie Farr & Gallagher

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

                                                           SHAREHOLDER INQUIRIES


Please contact your financial advisor, or if you receive account statements directly from GE Funds, call (800) 242-0134. Telephone representatives are available from 8:30 am to 8:00 pm. Correspondence can be mailed to: GE FUNDS C/O NFDS 330 WEST 9TH STREET KANSAS CITY, MO 64105 (816) 843-7335 Also, visit us on the web at gefn.com/mutualfunds.


Y SHARE CLASS INVESTORS:   Contact your designated GE Asset Management account
                           representative.

401(K) PLAN INVESTORS:     Call your company's designated plan number.

At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

The GE Family of Funds is just one of the investment product lines available through GE Financial Assurance -- a dynamic family of investment and insurance companies devoted to providing financial solutions to consumers seeking to accumulate, preserve and protect wealth over their lifetimes.

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

                     [This page intentionally left blank.]

Investment AdviserGE
Asset Management Incorporated
3003 Summer Street Stamford, CT 06905
DistributorGE Investment Distributors, Inc. member NASD and SIPC
201 Merritt 7 PO Box 4800
Norwalk, CT 06856-4800
www.gefn.com/mutualfunds

-----------------------------
Presort Standard U.S. Postage
PAID
Canton, MA Permit No. 313 e
-----------------------------



[GE LOGO OMITTED]
GEF-2 (3/03) 903105